UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 - March 31, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Active INvestment Series (GAINS)-Core Plus Fund

SMA Class | GUCPX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Core Plus Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$1	0.02%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (SMA Class shares) returned 3.50%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund, which comprises 40% of a broader retail Core Plus SMA strategy, returned 3.50%. Positive performance was driven by carry (or earned income), while credit positioning was a minor detractor as spreads widened moderately over the period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Core Plus Fund	3.50%	4.45%
Bloomberg U.S. Aggregate Bond Index	-0.37%	0.91%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/fund/gucpx-guggenheim-active-investment-series-gains-core-plus-fund/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,741,808
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	4%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index has no management fees or operating expenses to reduce its reported return.
†	6 month and since inception returns are not annualized.

Guggenheim Investments	1

Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | GUCPX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	26.7%
AA	18.1%
A	21.8%
BBB	13.0%
BB	9.6%
B	3.3%
NR3	2.6%
Other Instruments	4.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Owl Rock CLO X LLC, 6.74%	6.7%
Owl Rock CLO X LLC	4.7%
Uniform MBS 15 Year	3.5%
Slam Ltd., 5.34%	3.5%
Fannie Mae, 7.00%	2.2%
BCRED CLO LLC, 5.98%	1.8%
AGL CLO 39 Ltd.	1.8%
Navigator Aviation Ltd., 5.40%	1.2%
PRPM LLC, 4.74%	1.1%
Cross Mortgage Trust, 5.99%	1.1%
Top 10 Total	27.6%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GUCPX-033125

Guggenheim Investments	2

Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund

SMA Class | GULDX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
SMA Class	$1	0.02%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (SMA Class shares) returned 1.58%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund, which comprises 40% of a broader retail Limited Duration SMA strategy, returned 1.58%. Positive performance was driven by carry (or earned income), while credit positioning was a minor detractor as spreads widened moderately over the period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	Since Inception† (8.14.24)
Active INvestment Series (GAINS) - Limited Duration Fund	1.58%	2.50%
Bloomberg U.S. Aggregate Bond Index	-0.37%	0.91%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/fund/guldx-guggenheim-active-investment-series-gains-limited-duration-fund/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$15,923,726
Total Number of Portfolio Holdings	162
Portfolio Turnover Rate	5%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index has no management fees or operating expenses to reduce its reported returns.
†	6 month and since inception returns are not annualized.

Guggenheim Investments	1

Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | GULDX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	41.8%
AA	13.8%
A	17.6%
BBB	6.6%
BB	5.7%
B	2.2%
NR3	2.3%
Other Instruments	10.0%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Owl Rock CLO X LLC, 6.74%	6.3%
Owl Rock CLO X LLC	4.4%
Uniform MBS 15 Year	3.5%
Slam Ltd., 5.34%	3.0%
Owl Rock CLO III Ltd., 6.14%	1.9%
Fannie Mae, 7.00%	1.8%
ALTDE Trust, 5.90%	1.6%
Gilead Aviation LLC, 5.79%	1.6%
AASET, 5.94%	1.6%
BCRED CLO LLC, 5.98%	1.6%
Top 10 Total	27.3%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GULDX-033125

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class A | SIUSX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$38	0.76%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.28%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.28%	5.72%	0.79%	2.29%
Class A (with sales charge)‡	-3.71%	1.51%	-0.03%	1.79%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,268,912,549
Total Number of Portfolio Holdings	966
Portfolio Turnover Rate	30%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.00%.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class A | SIUSX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	54.9%
AA	7.5%
A	16.5%
BBB	17.0%
BB	0.8%
B	0.1%
CCC	0.1%
CC*	0.0%
C*	0.0%
NR3	0.2%
Other Instruments	2.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-SIUSX-033125

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class C | SDICX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$75	1.50%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.09%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.09%	4.96%	0.06%	1.55%
Class C (with CDSC)§	-1.07%	3.96%	0.06%	1.55%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,268,912,549
Total Number of Portfolio Holdings	966
Portfolio Turnover Rate	30%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class C | SDICX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	54.9%
AA	7.5%
A	16.5%
BBB	17.0%
BB	0.8%
B	0.1%
CCC	0.1%
CC*	0.0%
C*	0.0%
NR3	0.2%
Other Instruments	2.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-SDICX-033125

Guggenheim Investments	2

Guggenheim Core Bond Fund

Class P | SIUPX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$38	0.76%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 0.28%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	0.28%	5.71%	0.79%	2.32%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,268,912,549
Total Number of Portfolio Holdings	966
Portfolio Turnover Rate	30%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Class P | SIUPX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	54.9%
AA	7.5%
A	16.5%
BBB	17.0%
BB	0.8%
B	0.1%
CCC	0.1%
CC*	0.0%
C*	0.0%
NR3	0.2%
Other Instruments	2.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-SIUPX-033125

Guggenheim Investments	2

Guggenheim Core Bond Fund

Institutional Class | GIUSX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Core Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$23	0.47%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 0.43%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	0.43%	6.03%	1.09%	2.59%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$2,268,912,549
Total Number of Portfolio Holdings	966
Portfolio Turnover Rate	30%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Core Bond Fund | Institutional Class | GIUSX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	54.9%
AA	7.5%
A	16.5%
BBB	17.0%
BB	0.8%
B	0.1%
CCC	0.1%
CC*	0.0%
C*	0.0%
NR3	0.2%
Other Instruments	2.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 6/01/2025	5.6%
U.S. Treasury Notes, 4.13%	3.8%
U.S. Treasury Notes, 4.63%	2.7%
U.S. Treasury Notes, 4.13%	2.7%
Uniform MBS 30 Year, 3.00% due 6/01/2025	2.3%
U.S. Treasury Bonds due 05/15/51	2.2%
Uniform MBS 30 Year, 4.50% due 6/01/2025	1.9%
U.S. Treasury Notes, 3.75%	1.9%
Uniform MBS 15 Year due 6/01/2025	1.9%
United States Treasury Inflation Indexed Bonds, 1.88%	1.8%
Top 10 Total	26.8%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIUSX-033125

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class A | GIFAX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$52	1.03%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 2.19%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	2.19%	5.03%	8.04%	4.08%
Class A (with sales charge)‡	-0.88%	1.88%	7.39%	3.57%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	4.98%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 3.00%.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class A | GIFAX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIFAX-033125

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class C | GIFCX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$90	1.78%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned 1.81%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.81%	4.26%	7.25%	3.31%
Class C (with CDSC)§	0.83%	3.29%	7.25%	3.31%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	4.98%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class C | GIFCX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIFCX-033125

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class P | GIFPX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$52	1.03%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 2.19%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	2.19%	5.03%	8.04%	4.04%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	4.93%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class P | GIFPX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIFPX-033125

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Institutional Class | GIFIX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$40	0.79%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 2.31%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	2.31%	5.28%	8.29%	4.32%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	4.98%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Institutional Class | GIFIX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIFIX-033125

Guggenheim Investments	2

Guggenheim Floating Rate Strategies Fund

Class R6 | GIFSX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Floating Rate Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$40	0.79%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 2.30%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.91% for the same period.

The fund's broad-based securities market index was changed from the S&P UBS Leveraged Loan Index (formerly, the Credit Suisse Leveraged Loan Index) to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Credit selection in the consumer cyclical sector was the main detractor to the fund's performance relative to the S&P UBS Leveraged Loan Index over the reporting period, driven by idiosyncratic credit issues in that space. The fund's high yield bond positions were also a mild detractor to performance. Credit selection in the communications and transportation sectors contributed to relative performance, as did selection in the fund's CCC allocation more broadly. Reorganized equity positions were also a contributor to performance during the period.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (3.13.19)
Class R6	2.30%	5.27%	8.33%	4.92%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.30%
S&P UBS Leveraged Loan Index	2.91%	7.02%	8.90%	5.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$831,698,944
Total Number of Portfolio Holdings	328
Portfolio Turnover Rate	28%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P UBS Leveraged Loan Index and the Bloomberg U.S. Aggregate Bond Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Floating Rate Strategies Fund | Class R6 | GIFSX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	7.8%
BB	26.9%
B	51.1%
CCC	5.2%
CC	0.2%
D	0.2%
NR3	1.2%
Other Instruments	7.4%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

SPDR Blackstone Senior Loan ETF	2.4%
Arcline FM Holdings, LLC, 8.80%	1.1%
Pelican Products, Inc., 8.81%	1.0%
CSC Holdings LLC, 8.82%	0.8%
Citadel Securities, LP, 6.32%	0.8%
Alimentation Couche-Tard Inc.	0.8%
Allwyn Entertainment Financing US LLC	0.8%
Bombardier Recreational Products, Inc., 7.07%	0.8%
Quirch Foods Holdings LLC, 9.57%	0.7%
Weber-Stephen Products LLC, 7.69%	0.7%
Top 10 Total	9.9%

*	Less than 0.1%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIFSX-033125

Guggenheim Investments	2

Guggenheim High Yield Fund

Class A | SIHAX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$46	0.91%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.66%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.66%	6.50%	7.14%	4.54%
Class A (with sales charge)‡	-3.36%	2.25%	6.26%	4.04%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 2, 2015.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class A | SIHAX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-SIHAX-033125

Guggenheim Investments	2

Guggenheim High Yield Fund

Class C | SIHSX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$83	1.66%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned 0.31%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	0.31%	5.71%	6.29%	3.75%
Class C (with CDSC)§	-0.67%	4.72%	6.29%	3.75%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class C | SIHSX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-SIHSX-033125

Guggenheim Investments	2

Guggenheim High Yield Fund

Class P | SIHPX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$46	0.91%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 0.66%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	0.66%	6.51%	7.08%	4.41%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	4.93%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class P | SIHPX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-SIHPX-033125

Guggenheim Investments	2

Guggenheim High Yield Fund

Institutional Class | SHYIX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$33	0.66%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 0.83%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	0.83%	6.74%	7.37%	4.81%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	5.01%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim High Yield Fund | Institutional Class | SHYIX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-SHYIX-033125

Guggenheim Investments	2

Guggenheim High Yield Fund

Class R6 | SHYSX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim High Yield Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$33	0.66%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 0.78%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 1.18% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The primary contributors to fund performance were strong credit selection in the technology and capital goods sectors as well as in single B-rated credit. This was offset by slightly softer performance by bank loan exposure and in consumer cyclicals.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.15.17)
Class R6	0.78%	6.78%	7.45%	4.29%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Corporate High Yield Index	1.18%	7.69%	7.29%	4.68%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$179,046,959
Total Number of Portfolio Holdings	333
Portfolio Turnover Rate	18%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim High Yield Fund | Class R6 | SHYSX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

BBB	5.0%
BB	43.2%
B	38.2%
CCC	8.7%
D	0.2%
NR3	0.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%	1.1%
Trinity Industries, Inc., 7.75%	1.0%
CPI CG, Inc., 10.00%	1.0%
GrafTech Finance, Inc., 4.63%	1.0%
Enviri Corp., 5.75%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Great Lakes Dredge & Dock Corp., 5.25%	0.8%
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc., 7.00%	0.8%
AMC Networks, Inc., 4.25%	0.7%
Top 10 Total	8.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-SHYSX-033125

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class A | GILDX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$36	0.72%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 1.83%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	1.83%	6.17%	3.24%	2.65%
Class A (with sales charge)‡	-0.48%	3.80%	2.77%	2.42%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	1.71%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 2.25%.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class A | GILDX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GILDX-033125

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class C | GILFX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$74	1.47%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned 1.45%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.45%	5.39%	2.47%	1.88%
Class C (with CDSC)§	0.46%	4.39%	2.47%	1.88%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	1.71%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class C | GILFX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GILFX-033125

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class P | GILPX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$36	0.72%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 1.79%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	1.79%	6.13%	3.24%	2.63%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	1.72%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class P | GILPX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GILPX-033125

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Institutional Class | GILHX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$24	0.47%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 1.92%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	1.92%	6.40%	3.49%	2.91%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	1.71%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Institutional Class | GILHX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GILHX-033125

Guggenheim Investments	2

Guggenheim Limited Duration Fund

Class R6 | GIKRX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Limited Duration Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$21	0.42%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 1.94%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index, which returned 1.61% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's relative performance was driven by sector allocation, security selection, and the fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within high yield corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg Corporate High Yield Bond Index by 0.8%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (3.13.19)
Class R6	1.94%	6.45%	3.52%	3.17%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.30%
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index	1.61%	5.61%	1.50%	2.07%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$4,978,025,825
Total Number of Portfolio Holdings	675
Portfolio Turnover Rate	12%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Limited Duration Fund | Class R6 | GIKRX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	51.7%
AA	6.4%
A	14.4%
BBB	14.5%
BB	3.4%
B	0.3%
CCC	0.4%
CC	0.2%
NR3	4.5%
Other Instruments	4.2%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 15 Year, 5.00% due 06/01/25	12.8%
U.S. Treasury Notes, 4.75% due 07/31/25	4.0%
U.S. Treasury Notes, 4.38% due 07/31/25	3.3%
U.S. Treasury Notes, 4.25% due 02/15/28	3.0%
U.S. Treasury Notes, 4.25% due 11/30/26	2.3%
U.S. Treasury Notes, 4.63% due 06/30/25	2.0%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.0%
U.S. Treasury Notes, 4.13% due 10/31/26	1.8%
U.S. Treasury Notes, 3.75% due 08/31/26	1.4%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.1%
Top 10 Total	33.7%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIKRX-033125

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class A | GIOAX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$64	1.28%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 1.84%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	1.84%	7.12%	5.55%	3.46%
Class A (with sales charge)‡	-2.25%	2.85%	4.70%	2.96%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	1.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
‡	Effective October 1, 2015, the maximum sales charge decreased from 4.75% to 4.00%. A 4.75% maximum sales charge is used in the calculation of the Average Annual Returns based on subscriptions made prior to October 1, 2015, and a 4.00% maximum sales charge is used to calculate performance for periods based on subscriptions made on or after October 1, 2015.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class A | GIOAX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIOAX-033125

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class C | GIOCX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$102	2.03%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned 1.51%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.51%	6.40%	4.78%	2.70%
Class C (with CDSC)§	0.51%	5.40%	4.78%	2.70%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	1.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class C | GIOCX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIOCX-033125

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class P | GIOPX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$66	1.32%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 1.81%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	1.81%	7.03%	5.53%	3.53%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	1.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class P | GIOPX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIOPX-033125

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Institutional Class | GIOIX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$46	0.91%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 2.01%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	2.01%	7.50%	5.95%	3.85%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	1.88%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Institutional Class | GIOIX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIOIX-033125

Guggenheim Investments	2

Guggenheim Macro Opportunities Fund

Class R6 | GIOSX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Macro Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$46	0.91%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 2.05%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.22% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the ICE BofA 3-Month U.S. Treasury Bill Index, but outperformed broader credit indexes including the Bloomberg U.S. High Yield Bond Index. Positive performance was driven by carry (or earned income) and the fund's structured credit allocation as securitized spread outperformed corporate credit spreads. Security selection within investment-grade corporates and asset-backed securities was a key contributor to performance as the fund's investment-grade corporate and asset-backed securities holdings outperformed representative indices for each sector. Duration detracted from absolute returns as the U.S. Treasury curve bear steepened.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (3.13.19)
Class R6	2.05%	7.50%	5.97%	4.12%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.30%
ICE BofA 3-Month U.S. Treasury Bill Index	2.22%	5.00%	2.57%	2.52%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$8,232,128,524
Total Number of Portfolio Holdings	1,017
Portfolio Turnover Rate	8%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Macro Opportunities Fund | Class R6 | GIOSX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	14.6%
AA	1.6%
A	12.6%
BBB	14.7%
BB	15.2%
B	19.4%
CCC	2.9%
CC	1.3%
C*	0.0%
D*	0.0%
NR3	3.8%
Other Instruments	13.9%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

U.S. Treasury Notes, 4.25%	4.4%
Uniform MBS 30 Year, 5.00% due 06/01/25	2.1%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
Guggenheim Limited Duration Fund — Class R6	1.7%
Fannie Mae, 5.50%	1.2%
Fannie Mae, 7.00%	1.0%
Uniform MBS 30 Year, 5.50% due 06/01/25	0.9%
SPDR S&P 500 ETF Trust	0.8%
Uniform MBS 30 Year, 2.50% due 06/01/25	0.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.7%
Top 10 Total	15.5%

*	Less than 0.1%.
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIOSX-033125

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class A | GIJAX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$38	0.77%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned -1.22%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned -1.44% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -3.09% for the same period.

In addition to the performance of the Bloomberg Municipal Bond Index, the fund's broad-based securities market index, the fund has added the performance of an additional index, the Bloomberg Municipal Long Bond Index. The additional index provides a means to compare the fund's performance to an index that the investment manager believes reflects the market sectors in which the fund invests.

What factors materially affected the fund's performance over the last six months?

The fund's performance was driven by duration positioning. Spreads generally widened during the period due to a range of factors, including tight starting valuations, net new issue supply, and concerns over potential changes to municipal bonds' tax exemption. School districts and tax-exempt agency MBS were the top two detractors to total return during the period; special tax and transportation were the top two contributors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	-1.22%	2.05%	-0.10%	1.27%
Class A (with sales charge)‡	-5.15%	-2.00%	-0.91%	0.78%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
Bloomberg Municipal Long Bond Index	-3.09%	0.67%	0.46%	2.31%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$33,072,655
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index and the Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce its reported returns.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.00%.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class A | GIJAX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	45.1%
AA	40.4%
A	10.0%
BBB	2.0%
BB	2.4%
NR3	0.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIJAX-033125

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class C | GIJCX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$75	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned -1.68%, underperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned -1.44% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -3.09% for the same period.

In addition to the performance of the Bloomberg Municipal Bond Index, the fund's broad-based securities market index, the fund has added the performance of an additional index, the Bloomberg Municipal Long Bond Index. The additional index provides a means to compare the fund's performance to an index that the investment manager believes reflects the market sectors in which the fund invests.

What factors materially affected the fund's performance over the last six months?

The fund's performance was driven by duration positioning. Spreads generally widened during the period due to a range of factors, including tight starting valuations, net new issue supply, and concerns over potential changes to municipal bonds' tax exemption. School districts and tax-exempt agency MBS were the top two detractors to total return during the period; special tax and transportation were the top two contributors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-1.68%	1.29%	-0.85%	0.50%
Class C (with CDSC)§	-2.65%	0.30%	-0.85%	0.50%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
Bloomberg Municipal Long Bond Index	-3.09%	0.67%	0.46%	2.31%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$33,072,655
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index and the Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce its reported returns.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class C | GIJCX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	45.1%
AA	40.4%
A	10.0%
BBB	2.0%
BB	2.4%
NR3	0.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIJCX-033125

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Class P | GIJPX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$38	0.77%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned -1.30%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned -1.44% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -3.09% for the same period.

In addition to the performance of the Bloomberg Municipal Bond Index, the fund's broad-based securities market index, the fund has added the performance of an additional index, the Bloomberg Municipal Long Bond Index. The additional index provides a means to compare the fund's performance to an index that the investment manager believes reflects the market sectors in which the fund invests.

What factors materially affected the fund's performance over the last six months?

The fund's performance was driven by duration positioning. Spreads generally widened during the period due to a range of factors, including tight starting valuations, net new issue supply, and concerns over potential changes to municipal bonds' tax exemption. School districts and tax-exempt agency MBS were the top two detractors to total return during the period; special tax and transportation were the top two contributors.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	-1.30%	1.97%	-0.10%	1.32%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.21%
Bloomberg Municipal Long Bond Index	-3.09%	0.67%	0.46%	2.44%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$33,072,655
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index and the Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce its reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Class P | GIJPX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	45.1%
AA	40.4%
A	10.0%
BBB	2.0%
BB	2.4%
NR3	0.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIJPX-033125

Guggenheim Investments	2

Guggenheim Municipal Income Fund

Institutional Class | GIJIX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Municipal Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$26	0.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned -1.17%, outperforming the fund's benchmark, the Bloomberg Municipal Bond Index, which returned -1.44% for the same period and outperforming the fund's secondary index, the Bloomberg Municipal Long Bond Index, which returned -3.09% for the same period.

In addition to the performance of the Bloomberg Municipal Bond Index, the fund's broad-based securities market index, the fund has added the performance of an additional index, the Bloomberg Municipal Long Bond Index. The additional index provides a means to compare the fund's performance to an index that the investment manager believes reflects the market sectors in which the fund invests.

What factors materially affected the fund's performance over the last six months?

The fund's performance was driven by duration positioning. Spreads generally widened during the period due to a range of factors, including tight starting valuations, net new issue supply, and concerns over potential changes to municipal bonds' tax exemption. School districts and tax-exempt agency MBS were the top two detractors to total return during the period; special tax and transportation were the top two contributors.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	-1.17%	2.32%	0.15%	1.52%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
Bloomberg Municipal Long Bond Index	-3.09%	0.67%	0.46%	2.31%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$33,072,655
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	–%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg Municipal Bond Index and the Bloomberg Municipal Long Bond Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce its reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Municipal Income Fund | Institutional Class | GIJIX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	45.1%
AA	40.4%
A	10.0%
BBB	2.0%
BB	2.4%
NR3	0.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Salt River Project Agricultural Improvement & Power District Revenue Bonds, 5.00%	3.5%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds, 3.15%	3.4%
State of Georgia General Obligation Unlimited, 5.00%	3.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds, 5.00%	3.4%
State of Wisconsin General Obligation Unlimited, 5.00%	3.3%
City of State Paul Minnesota General Obligation Unlimited, 5.00%	3.2%
Idaho Housing & Finance Association Revenue Bonds, 5.00%	3.2%
State of Ohio General Obligation Limited, 5.00%	3.2%
Michigan Technological University Revenue Bonds, 5.25%	3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, 5.25%	3.2%
Top 10 Total	33.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIJIX-033125

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class A | GIBAX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$38	0.77%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 0.27%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	0.27%	5.92%	1.17%	2.47%
Class A (with sales charge)‡	-3.73%	1.68%	0.35%	1.98%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.00%.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class A | GIBAX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIBAX-033125

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class C | GIBCX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$76	1.52%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class C shares) returned -0.10%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.10%	5.13%	0.42%	1.71%
Class C (with CDSC)§	-1.08%	4.13%	0.42%	1.71%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class C | GIBCX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIBCX-033125

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class P | GIBLX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$38	0.77%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class P shares) returned 0.27%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (5.01.15)
Class P	0.27%	5.92%	1.17%	2.52%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.55%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class P | GIBLX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIBLX-033125

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Institutional Class | GIBIX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$24	0.48%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 0.42%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	0.42%	6.21%	1.46%	2.78%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Institutional Class | GIBIX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIBIX-033125

Guggenheim Investments	2

Guggenheim Total Return Bond Fund

Class R6 | GIBRX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Total Return Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class R6	$21	0.43%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class R6 shares) returned 0.44%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index during the reporting period. Relative outperformance was driven by sector allocation, security selection, and the Fund's carry (or earned income) advantage over the benchmark. The fund benefitted from its overweight structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the fund's holdings outperformed the Bloomberg U.S. Corporate Bond Index by 1.4%. Duration detracted from absolute returns, but was neutral relative to the benchmark, as the U.S. Treasury curve bear steepened.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (10.19.16)
Class R6	0.44%	6.31%	1.49%	2.52%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.23%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$27,802,255,417
Total Number of Portfolio Holdings	1,867
Portfolio Turnover Rate	21%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Total Return Bond Fund | Class R6 | GIBRX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	46.5%
AA	6.3%
A	14.9%
BBB	16.4%
BB	5.3%
B	2.4%
CCC	0.7%
CC	0.7%
C	0.1%
NR3	2.6%
Other Instruments	4.1%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

Uniform MBS 30 Year, 5.00% due 06/01/25	5.5%
Uniform MBS 30 Year, 3.00% due 06/01/25	4.0%
Uniform MBS 30 Year, 4.50% due 06/01/25	2.3%
Uniform MBS 15 Year, 5.00% due 06/01/25	2.0%
United States Treasury Inflation Indexed Bonds, 1.88% due 07/15/34	1.8%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.7%
U.S. Treasury Bonds due 05/15/51	1.7%
United States Treasury Inflation Indexed Bonds, 2.13% due 04/15/29	1.2%
Fannie Mae, 7.00% due 03/01/55	1.0%
U.S. Treasury Notes, 4.13% due 11/30/29	1.0%
Top 10 Total	22.2%

*	Less than 0.01%.
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIBRX-033125

Guggenheim Investments	2

Guggenheim Ultra Short Duration Fund

Class A | GIYAX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$29	0.58%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Class A shares) returned 2.43%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the Fund's holdings outperformed the Bloomberg U.S. Corporate 1-3yr Bond Index by 0.8%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

How did the fund perform since inception?

Cumulative performance* for the fund since inception (as of 3.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Since Inception (11.30.18)
Class A	2.43%	6.14%	3.46%	2.86%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.80%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	2.51%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$477,653,350
Total Number of Portfolio Holdings	188
Portfolio Turnover Rate	18%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Ultra Short Duration Fund | Class A | GIYAX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	22.0%
AA	10.1%
A	13.2%
BBB	13.7%
BB	0.8%
NR3	7.8%
Other Instruments	32.4%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

BX Commercial Mortgage Trust, 6.08%	2.1%
Golub Capital Partners CLO 49M Ltd., 6.09%	1.3%
NYMT Loan Trust, 4.67%	1.3%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.3%
OSAT Trust, 5.12%	1.2%
FS Rialto, 6.23%	1.1%
Corebridge Financial, Inc., 3.50%	1.1%
Fox Corp., 3.05%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.1%
Cerberus Loan Funding XXXV, LP, 6.06%	1.0%
Top 10 Total	12.6%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIYAX-033125

Guggenheim Investments	2

Guggenheim Ultra Short Duration Fund

Institutional Class | GIYIX

Semi-Annual Shareholder Report | 3.31.25

This semi-annual shareholder report contains important information about the Guggenheim Ultra Short Duration Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$17	0.33%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Institutional Class shares) returned 2.53%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within investment-grade corporates was a key contributor to relative performance as the Fund's holdings outperformed the Bloomberg U.S. Corporate 1-3yr Bond Index by 0.8%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 3.31.25), assuming a $2,000,000 initial investment.

Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	2.53%	6.38%	3.73%	2.57%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	1.86%

The fund's past performance is not a good predictor of the fund's future performance. Visit GuggenheimInvestments.com/mutual-funds/performance for more recent performance information.

Fund Statistics as of 3.31.25
Net Assets	$477,653,350
Total Number of Portfolio Holdings	188
Portfolio Turnover Rate	18%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	6 month returns are not annualized.

Guggenheim Investments	1

Guggenheim Ultra Short Duration Fund | Institutional Class | GIYIX	Semi-Annual Shareholder Report | March 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 3.31.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 3.31.25

AAA	22.0%
AA	10.1%
A	13.2%
BBB	13.7%
BB	0.8%
NR3	7.8%
Other Instruments	32.4%
10 Largest Holdings4 (as a % of Net Assets) as of 3.31.25

BX Commercial Mortgage Trust, 6.08%	2.1%
Golub Capital Partners CLO 49M Ltd., 6.09%	1.3%
NYMT Loan Trust, 4.67%	1.3%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.3%
OSAT Trust, 5.12%	1.2%
FS Rialto, 6.23%	1.1%
Corebridge Financial, Inc., 3.50%	1.1%
Fox Corp., 3.05%	1.1%
Goldman Sachs Group, Inc., 3.50%	1.1%
Cerberus Loan Funding XXXV, LP, 6.06%	1.0%
Top 10 Total	12.6%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to https://www.guggenheiminvestments.com/mutual-funds/literature or, call 800 820 0888.

SAR-GIYIX-033125

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

3.31.2025

Guggenheim Funds Semi-Annual Financial Report

Guggenheim Funds Trust
Guggenheim Active INvestment Series (GAINS) – Core Plus Fund
Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund
Guggenheim Core Bond Fund
Guggenheim Floating Rate Strategies Fund
Guggenheim High Yield Fund
Guggenheim Limited Duration Fund
Guggenheim Macro Opportunities Fund
Guggenheim Municipal Income Fund
Guggenheim Total Return Bond Fund
Guggenheim Ultra Short Duration Fund

GuggenheimInvestments.com

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND	2
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND	18
CORE BOND FUND	31
FLOATING RATE STRATEGIES FUND	63
HIGH YIELD FUND	82
LIMITED DURATION FUND	99
MACRO OPPORTUNITIES FUND	129
MUNICIPAL INCOME FUND	169
TOTAL RETURN BOND FUND	178
ULTRA SHORT DURATION FUND	231
NOTES TO FINANCIAL STATEMENTS	243
OTHER INFORMATION	272
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	273
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	274
ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	275
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	276

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Shares	Value
PREFERRED STOCKS† - 1.0%

Financial - 0.8%
Charles Schwab Corp.
5.38%††	150,000	$149,468
State Street Corp.
6.45%††	50,000	49,956
American National Group, Inc.
7.38%	1,000	25,720
Total Financial		225,144

Energy - 0.2%
Venture Global LNG, Inc.
9.00%1,††	70,000	66,429
Total Preferred Stocks
(Cost $294,401)		291,573

MONEY MARKET FUNDS***,† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[2]	549,619	549,619
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[2]	4,441	4,441
Total Money Market Fund
(Cost $554,060)		554,060

	Face Amount
ASSET-BACKED SECURITIES†† - 51.4%
Collateralized Loan Obligations - 31.4%
Owl Rock CLO X LLC
2023-10A A, 6.74% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,1	$1,850,000	1,850,000
2025-10A AR, due 04/20/37◊,1	1,300,000	1,302,427
BCRED CLO LLC
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,1	500,000	500,985
AGL CLO 39 Ltd.
2025-39A B, due 04/20/38◊,1	500,000	496,871
FS Rialto Issuer LLC
2025-FL10 B, 6.15% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,1	250,000	246,746
2024-FL9 B, 6.61% (1 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/19/39◊,1	100,000	99,763
BDS LLC
2025-FL14 AS, 5.87% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,1	200,000	199,587
2024-FL13 AS, 6.31% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,1	100,000	99,768
Fortress Credit Opportunities XXV CLO LLC
2024-25A A1T, 5.99% (3 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 01/15/37◊,1	250,000	250,090
Neuberger Berman Loan Advisers Clo 58 Ltd.
2024-58A B, 6.21% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/18/38◊,1	250,000	249,735
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,1	250,000	249,490
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,1	250,000	249,326
Fortress Credit BSL XVI Ltd.
2024-3A BR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/35◊,1	250,000	248,976
Wellfleet CLO Ltd.
2024-2A BR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/18/37◊,1	250,000	248,764
Owl Rock CLO IX LLC
2024-9A BR, 6.37% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/22/37◊,1	250,000	248,216
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,1	250,000	248,118
Hlend CLO LLC
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,1	250,000	247,905
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.29% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,1	250,000	247,800
Cerberus Loan Funding XLVIII LLC
2024-4A C, 6.75% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,1	100,000	100,163
2024-4A AN, 6.10% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,1	100,000	100,034
AREIT Ltd.
2025-CRE10 A, 5.71% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,1	150,000	149,870

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount	Value
Acrec LLC
2025-FL3 B, 6.39% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,1	$150,000	$149,538
Owl Rock CLO XIII LLC
2023-13A A, 6.86% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,1	100,000	100,193
BCRED MML CLO LLC
2022-1A A1, 5.94% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,1	100,000	100,005
TRTX Issuer Ltd.
2025-FL6 A, 5.87% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,1	100,000	99,770
Barings CLO Limited 2022-III
2024-3A BR, 6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,1	100,000	99,760
BSPRT Issuer LLC
2024-FL11 B, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,1	100,000	99,755
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 6.49% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,1	100,000	99,741
LoanCore
2025-CRE8 B, 6.16% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,1	100,000	99,422
Owl Rock CLO XIX LLC
2024-19A B, 6.52% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/22/37◊,1	100,000	99,275
Ares Direct Lending CLO 2 LLC
2024-2A B, 6.19% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/20/36◊,1	100,000	99,093
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,1	22,006	22,006
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,1	15,465	15,420
Total Collateralized Loan Obligations		8,718,612

Transport-Aircraft - 9.8%
Slam Ltd.
2024-1A, 5.34% due 09/15/49[1]	968,212	959,602
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[1]	335,417	332,461
ALTDE Trust
2025-1A, 5.90% due 08/15/50[1]	248,716	251,431
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[1]	250,000	251,163
AASET
2025-1A, 5.94% due 02/16/50[1]	248,450	250,575
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[1]	248,363	249,800
AASET Ltd.
2024-2A, 5.93% due 09/16/49[1]	241,370	243,572
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[1]	181,548	167,521
Total Transport-Aircraft		2,706,125

Infrastructure - 2.1%
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[1]	200,000	192,944
Hotwire Funding LLC
2024-1A, 6.67% due 06/20/54[1]	150,000	153,193
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[1]	100,000	100,927
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[1]	100,000	98,737
SBA Tower Trust
4.83% due 10/15/29[1]	50,000	49,574
Total Infrastructure		595,375

Whole Business - 2.0%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[1]	99,750	103,464
Wingstop Funding LLC
2024-1A, 5.86% due 12/05/54[1]	100,000	101,392
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[1]	99,000	101,219
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[1]	99,000	97,138
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[1]	95,500	90,917
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[1]	49,875	49,182
Total Whole Business		543,312

Financial - 1.7%
Metis Issuer, LLC
6.89% due 05/15/55	250,000	250,000
Station Place Securitization Trust
2024-SP4, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,1	75,000	75,000
2024-SP3, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,1	50,000	50,000
Ceamer Finance LLC
6.79% due 11/15/39†††	100,000	101,236
Total Financial		476,236

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount	Value
Unsecured Consumer Loans - 1.4%
Foundation Finance Trust
2025-1A, 5.55% due 04/15/50[1]	$100,000	$100,331
2024-2A, 4.93% due 03/15/50[1]	100,000	99,313
GreenSky Home Improvement Issuer Trust
2024-2, 5.26% due 10/27/59[1]	100,000	100,080
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[1]	84,158	85,117
Total Unsecured Consumer Loans		384,841

Net Lease - 1.1%
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[1]	99,542	101,605
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[1]	99,899	100,083
Capital Automotive REIT
2024-3A, 4.55% due 10/15/54[1]	99,375	93,558
Total Net Lease		295,246

Single Family Residence - 1.1%
Tricon Residential Trust
2025-SFR1, 5.65% (1 Month Term SOFR + 1.35%, Rate Floor: 1.35%) due 03/17/42◊,1	100,000	99,935
2024-SFR4, 4.65% due 11/17/41[1]	100,000	98,181
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[1]	100,000	95,313
Total Single Family Residence		293,429

Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[1]	250,000	232,908

Total Asset-Backed Securities
(Cost $14,249,474)		14,246,084

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.1%
Residential Mortgage-Backed Securities - 21.1%
OBX Trust
2025-NQM2, 5.95% due 11/25/64[1,4]	245,603	246,469
2024-NQM1, 5.85% due 12/25/64[1,4]	96,375	96,700
2024-NQM1, 5.70% due 12/25/64[1,4]	96,375	96,623
2024-NQM18, 5.87% due 10/25/64[1,4]	95,711	96,072
2024-NQM15, 5.72% due 10/25/64[1,4]	94,261	94,099
2024-NQM16, 5.73% due 10/25/64[1,4]	91,433	91,316
2024-NQM12, 5.83% due 07/25/64[1,4]	90,339	90,632
2024-NQM13, 5.37% due 06/25/64[1,4]	89,833	89,509
FIGRE Trust
2025-HE1, 5.93% (WAC) due 01/25/55◊,1	289,687	290,240
2024-HE6, 5.97% (WAC) due 12/25/54◊,1	143,189	143,667
2024-HE5, 5.44% (WAC) due 10/25/54◊,1	137,226	137,158
2024-HE4, 5.06% (WAC) due 09/25/54◊,1	90,388	89,913
Cross Mortgage Trust
2025-H1, 5.99% due 02/25/70[1,4]	293,760	295,208
2025-H2, 5.66% due 03/25/70[1,4]	249,686	250,208
2024-H7, 5.97% due 11/25/69[1,4]	94,955	95,105
PRPM LLC
2021-8, 4.74% (WAC) due 09/25/26◊,1	316,194	315,377
2024-5, 5.69% due 09/25/29[1,4]	137,423	137,244
2024-6, 5.70% due 11/25/29[1,4]	95,141	94,991
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,1	196,071	197,145
2024-NQM1, 5.95% due 02/25/64[1,4]	143,064	143,508
Verus Securitization Trust
2023-3, 6.74% due 03/25/68[1,4]	129,506	129,970
2025-2, 5.51% due 03/25/70[1,4]	100,000	100,317
2024-9, 5.89% due 11/25/69[1,4]	97,101	96,993
RCKT Mortgage Trust
2025-CES1, 5.65% due 01/25/45[1,4]	293,560	294,644
HOMES Trust
2025-NQM1, 5.96% due 01/25/70[1,4]	197,533	197,046
2024-AFC2, 5.98% (WAC) due 10/25/59◊,1	94,855	95,177
BRAVO Residential Funding Trust
2025-NQM1, 5.91% due 12/25/64[1,4]	143,634	143,999
2024-NQM5, 6.16% due 06/25/64[1,4]	128,077	128,316
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[1,4]	98,191	91,506
2024-RS1, 3.00% due 11/01/69[1,4]	97,199	88,840
Towd Point Mortgage Trust
2024-4, 4.42% (WAC) due 10/27/64◊,1	93,653	93,662
2023-CES2, 7.29% (WAC) due 10/25/63◊,1	70,782	71,922
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[1,4]	156,991	156,018
EFMT
2025-CES1, 5.73% due 01/25/60[1,4]	148,994	150,142
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[1,4]	100,000	99,510
COLT Mortgage Loan Trust
2025-3, 5.56% due 03/25/70[1,4]	99,364	99,479
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,1	120,000	99,253
Finance of America HECM Buyout
2024-HB1, 5.00% (WAC) due 10/01/34◊,1	100,000	98,846
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,1	98,538	98,365
BRAVO
2024-NQM6, 5.66% due 08/01/64[1,4]	92,209	91,960
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[1,4]	95,080	91,421
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[1]	86,294	85,636
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,1	82,089	80,829
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[1,4]	78,639	78,672
Total Residential Mortgage-Backed Securities		5,853,707

Government Agency - 5.7%
Uniform MBS 15 Year
due 06/01/25[3]	980,000	982,933
Fannie Mae
7.00% due 03/01/55	576,486	603,040
Total Government Agency		1,585,973

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount	Value
Military Housing - 0.2%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,5	$910,371	$52,231

Commercial Mortgage-Backed Securities - 0.1%
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,1	25,000	23,029
Total Collateralized Mortgage Obligations
(Cost $7,513,350)		7,514,940

CORPORATE BONDS†† - 14.5%
Financial - 5.5%
Pershing Square Holdings Ltd.
3.25% due 11/15/30	250,000	223,365
AmFam Holdings, Inc.
3.83% due 03/11/51[1]	325,000	205,659
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[1,6]	200,000	199,297
UWM Holdings LLC
6.63% due 02/01/30[1]	150,000	148,775
Selective Insurance Group, Inc.
5.90% due 04/15/35	100,000	100,839
IP Lending X Ltd.
7.75% due 07/02/29†††,1	100,000	100,000
Equitable Holdings, Inc.
6.70% due 03/28/55[6]	75,000	74,421
MetLife, Inc.
6.35% due 03/15/55[6]	70,000	70,137
American National Group, Inc.
5.75% due 10/01/29	60,000	60,490
PennyMac Financial Services, Inc.
6.88% due 02/15/33[1]	60,000	59,625
Enstar Group Ltd.
7.50% due 04/01/45[1,6]	50,000	50,623
Fortitude Group Holdings LLC
6.25% due 04/01/30[1]	50,000	50,547
OneMain Finance Corp.
6.63% due 05/15/29	50,000	50,093
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[1]	50,000	47,922
Reinsurance Group of America, Inc.
6.65% due 09/15/55[6]	30,000	29,540
Ryan Specialty LLC
5.88% due 08/01/32[1]	25,000	24,692
Focus Financial Partners LLC
6.75% due 09/15/31[1]	25,000	24,654
Farmers Insurance Exchange
7.00% due 10/15/64[1,6]	20,000	20,416
Total Financial		1,541,095

Industrial - 2.4%
Axon Enterprise, Inc.
6.13% due 03/15/30[1]	200,000	201,845
Clean Harbors, Inc.
6.38% due 02/01/31[1]	150,000	151,605
Amsted Industries, Inc.
6.38% due 03/15/33[1]	150,000	149,204
Atkore, Inc.
4.25% due 06/01/31[1]	125,000	110,113
Boeing Co.
6.53% due 05/01/34	40,000	42,859
Total Industrial		655,626

Consumer, Non-cyclical - 2.0%
Becle, SAB de CV
2.50% due 10/14/31[1]	200,000	161,366
Brink’s Co.
6.75% due 06/15/32[1]	150,000	152,085
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
6.25% due 03/15/33[1]	100,000	100,974
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[1]	50,000	49,137
Graham Holdings Co.
5.75% due 06/01/26[1]	25,000	24,997
Performance Food Group, Inc.
6.13% due 09/15/32[1]	25,000	24,849
AMN Healthcare, Inc.
4.63% due 10/01/27[1]	25,000	24,031
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[1]	15,000	14,978
Total Consumer, Non-cyclical		552,417

Utilities - 1.9%
ContourGlobal Power Holdings S.A.
6.75% due 02/28/30[1]	200,000	200,880
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[6]	150,000	150,162
Terraform Global Operating, LP
6.13% due 03/01/26[1]	72,000	71,582
PacifiCorp
7.38% due 09/15/55[6]	50,000	50,643
Southern Co.
3.75% due 09/15/51[6]	50,000	48,585
Total Utilities		521,852

Energy - 1.0%
HF Sinclair Corp.
6.25% due 01/15/35	150,000	150,752
Buckeye Partners, LP
6.75% due 02/01/30[1]	100,000	101,291
Viper Energy, Inc.
5.38% due 11/01/27[1]	25,000	24,768
Total Energy		276,811

Technology - 0.8%
Foundry JV Holdco LLC
5.90% due 01/25/33[1]	200,000	203,516

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount	Value
ACI Worldwide, Inc.
5.75% due 08/15/26[1]	$25,000	$25,073
Total Technology		228,589

Consumer, Cyclical - 0.5%
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[1]	50,000	48,883
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[1]	25,000	25,207
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[1]	25,000	24,754
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[1]	25,000	24,748
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[1]	25,000	24,348
Total Consumer, Cyclical		147,940

Communications - 0.4%
Bell Telephone Company of Canada or Bell Canada
7.00% due 09/15/55[6]	50,000	49,960
Rogers Communications, Inc.
7.13% due 04/15/55[6]	50,000	49,830
Total Communications		99,790

Total Corporate Bonds
(Cost $4,014,607)		4,024,120

SENIOR FLOATING RATE INTERESTS††,◊ - 11.2%
Industrial - 2.8%
XPO, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/28/31	200,000	199,438
Knife River Corp.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/19/32	150,000	149,438
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	150,000	142,913
Jefferies Finance LLC
6.67% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/02/32	50,000	49,906
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	49,875	49,782
StandardAero
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	49,875	49,699
United Airlines, Inc.
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	49,874	49,678
Artera Services LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	29,774	28,170
Service Logic Acquisition, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27	24,875	24,782
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	24,875	24,728
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,149	9,102
Total Industrial		777,636

Financial - 2.6%
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	150,000	148,829
Amwins Group, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	149,625	148,310
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	150,000	148,110
Ardonagh Midco 3 plc
due 02/15/31	100,000	98,625
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	49,875	49,667
CPI Holdco B, LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/17/31	50,000	49,594
Alliant Holdings Intermediate LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	24,938	24,768
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	24,805	23,484
Asurion LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	19,900	19,620
Total Financial		711,007

Consumer, Cyclical - 1.6%
Clarios Global, LP
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	150,000	147,562
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	99,743	99,411
Caesars Entertainment, Inc.
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	98,204	97,467
Belron Finance US LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	59,850	59,663
PCI Gaming Authority, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	29,775	29,461

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Face Amount		Value
Truck Hero, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28		$9,922	$9,461
Total Consumer, Cyclical			443,025

Technology - 1.4%
CCC Intelligent Solutions, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32		149,625	149,251
Clearwater Analytics, LLC
due 02/10/32		150,000	149,250
DS Admiral Bidco LLC
8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31		109,975	105,438
Total Technology			403,939

Basic Materials - 0.7%
SCIH Salt Holdings, Inc.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 01/31/29		100,000	99,045
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30		99,750	98,877
Total Basic Materials			197,922

Consumer, Non-cyclical - 0.7%
Aramark Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30		148,125	147,909
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31		25,000	24,813
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		9,975	9,450
Total Consumer, Non-cyclical			182,172

Utilities - 0.6%
AL GCX Holdings LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32		150,000	148,875
Calpine Construction Finance Company, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		25,000	24,915
Total Utilities			173,790

Communications - 0.4%
Level 3 Financing, Inc.
due 03/21/32		70,000	69,059
Speedster Bidco GmbH
due 12/10/31		50,000	49,875
Total Communications			118,934

Energy - 0.4%
Par Petroleum LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30		60,000	58,825
ITT Holdings LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30		49,749	49,734
Total Energy			108,559

Total Senior Floating Rate Interests
(Cost $3,142,775)			3,116,984

U.S. TREASURY BILLS†† - 2.2%
U.S. Treasury Bills
4.22% due 04/01/25[7]		370,000	370,000
4.24% due 04/01/25[7]		235,000	235,000
Total U.S. Treasury Bills
(Cost $605,000)			605,000

U.S. GOVERNMENT SECURITIES†† - 0.4%
U.S. Treasury Bonds
due 08/15/54[8,9,10]		430,000	113,907
Total U.S. Government Securities
(Cost $104,603)			113,907

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on: Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $110,181)	EUR	102,000	435
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $110,180)	EUR	102,000	435
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $76,694)	EUR	71,000	306
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $33,486)	EUR	31,000	134
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $32,406)	EUR	30,000	129

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

	Contracts/ Notional Value		Value
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $5,401)	EUR	5,000	$22
Total Foreign Exchange Options			1,461

Total OTC Options Purchased
(Cost $4,701)			1,461

OTC INTEREST RATE SWAPTIONS PURCHASED†† - 0.3%
Call Swaptions on: Interest Rate Swaptions
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.80%	USD	1,560,000	32,605
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82%	USD	840,000	17,988
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82%	USD	840,000	17,988
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $258,150)	GBP	200,000	1,504
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.80% (Notional Value $258,150)	GBP	200,000	1,138
Total Interest Rate Call Swaptions			71,223

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $258,150)	GBP	200,000	395
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $258,150)	GBP	200,000	201
Total Interest Rate Put Swaptions			596

Total OTC Interest Rate Swaptions Purchased
(Cost $35,076)			71,819

Total Investments - 110.1%
(Cost $30,518,047)			$30,539,948

OTC INTEREST RATE SWAPTIONS WRITTEN†† - (0.1%)
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $258,150)	GBP	200,000	(450)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $258,150)	GBP	200,000	(845)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32%	USD	840,000	(8,781)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32%	USD	840,000	(8,781)
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30%	USD	1,560,000	(15,855)
Total Interest Rate Call Swaptions			(34,712)

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $258,150)	GBP	200,000	(605)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $258,150)	GBP	200,000	(1,226)
Total Interest Rate Put Swaptions			(1,831)

Total OTC Interest Rate Swaptions Written
(Premiums received $16,649)			(36,543)
Other Assets & Liabilities, net - (10.0)%			(2,761,597)
Total Net Assets - 100.0%			$27,741,808

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	2	Mar 2027	$482,950	$3,321

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$129,000	$6,815	$6,570	$245
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	26,000	1,388	2,112	(724)
							$8,203	$8,682	$(479)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$100,000	$(611)	$(6,086)	$5,475
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	100,000	(12,419)	(14,638)	2,219
						$(13,030)	$(20,724)	$7,694

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/30/29	$7,500,000	$135,320	$(5,089)	$140,409
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.12%	Annually	12/30/27	7,700,000	85,997	40,526	45,471
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	01/03/27	4,000,000	20,268	228	20,040
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/30/31	800,000	17,695	245	17,450
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	4.15%	Annually	12/26/26	500,000	3,010	218	2,792
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.91%	Annually	12/23/54	50,000	725	249	476
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	630,000	(10,330)	245	(10,575)
								$252,685	$36,622	$216,063

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Bank of America, N.A.	EUR	Sell	3,000	3,169 USD	05/27/25	$(87)

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$1,560,000	$32,605
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	840,000	17,988
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	840,000	17,988
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	258,150	1,504
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	258,150	1,138
								$71,223
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	258,150	$395
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	258,150	201
								$596

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	258,150	$(450)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	258,150	(845)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	840,000	(8,781)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	840,000	(8,781)
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	1,560,000	(15,855)
								$(34,712)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	258,150	$(605)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	258,150	(1,226)
								$(1,831)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4 .
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $22,710,457 (cost $22,712,678), or 81.9% of total net assets.

[2]	Rate indicated is the 7-day yield as of March 31, 2025.
[3]	Security is unsettled at period end and does not have a stated effective rate.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[5]	Security is an interest-only strip.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	All or a portion of this security is pledged as swap collateral at March 31, 2025.
[9]	Zero coupon rate security.
[10]	Security is a principal-only strip.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$25,720	$265,853	$—	$291,573
Money Market Funds	554,060	—	—	554,060
Asset-Backed Securities	—	14,019,848	226,236	14,246,084
Collateralized Mortgage Obligations	—	7,514,940	—	7,514,940
Corporate Bonds	—	3,924,120	100,000	4,024,120
Senior Floating Rate Interests	—	3,107,882	9,102	3,116,984
U.S. Treasury Bills	—	605,000	—	605,000
U.S. Government Securities	—	113,907	—	113,907
Options Purchased	—	1,461	—	1,461
Interest Rate Swaptions Purchased	—	71,819	—	71,819
Interest Rate Futures Contracts**	3,321	—	—	3,321
Credit Default Swap Agreements**	—	7,939	—	7,939
Interest Rate Swap Agreements**	—	226,638	—	226,638
Total Assets	$583,101	$29,859,407	$335,338	$30,777,846

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$36,543	$—	$36,543
Credit Default Swap Agreements**	—	724	—	724
Interest Rate Swap Agreements**	—	10,575	—	10,575
Forward Foreign Currency Exchange Contracts**	—	87	—	87
Unfunded Loan Commitments (Note 9)	—	—	4	4
Total Liabilities	$—	$47,929	$4	$47,933

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$125,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	101,236	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	100,000	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	9,102	Model Price	Purchase Price	—	—
Total Assets	$335,338
Liabilities:
Unfunded Loan Commitments	$4	Model Price	Purchase Price	—	—

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had no securities that transferred into or out of Level 3.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets				Liabilities
	Asset- Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$—	$—	$9,143	$9,143	$(5)
Purchases/(Receipts)	225,000	100,000	—	325,000	—
(Sales, maturities and paydowns)/Fundings	—	—	(46)	(46)	—
Amortization of premiums/discounts	—	—	7	7	—
Total realized gains (losses) included in earnings	—	—	—	—	—
Total change in unrealized appreciation (depreciation) included in earnings	1,236	—	(2)	1,234	1
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance	$226,236	$100,000	$9,102	$335,338	$(4)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$1,236	$—	$(2)	$1,234	$1

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due 12/25/64	6.91%	01/01/29	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29	—	—
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69	6.97%	10/01/28	—	—
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29	—	—
HOMES Trust 2025-NQM1, 5.96% due 01/25/70	6.96%	01/01/29	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM16, 5.73% due 10/25/64	6.73%	10/01/28	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28	—	—
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29	—	—
OBX Trust 2024-NQM15, 5.72% due 10/25/64	6.72%	10/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM1, 5.70% due 12/25/64	6.70%	12/01/28	—	—
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29	—	—
Verus Securitization Trust 2023-3, 6.74% due 03/25/68	7.74%	04/01/27	—	—

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments, at value (cost $30,518,047)	$30,539,948
Cash	248,436
Segregated cash with broker	368,606
Unamortized upfront premiums paid on credit default swap agreements	8,682
Unamortized upfront premiums paid on interest rate swap agreements	41,711
Unrealized appreciation on OTC swap agreements	7,694
Prepaid expenses	27,521
Receivables:
Securities sold	1,612,524
Interest	187,233
Investment Adviser	39,021
Fund shares sold	23,233
Swap settlement	7,681
Dividends	486
Variation margin on credit default swap agreements	221
Variation margin on futures contracts	50
Total assets	33,113,047

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $–)	4
Options written, at value (premiums received $16,649)	36,543
Segregated cash due to broker	22,339
Unamortized upfront premiums received on credit default swap agreements	20,724
Unamortized upfront premiums received on interest rate swap agreements	5,089
Unrealized depreciation on forward foreign currency exchange contracts	87
Payable for:
Securities purchased	4,983,495
Fund shares redeemed	224,509
Fund accounting/administration fees	5,289
Variation margin on interest rate swap agreements	3,315
Transfer agent fees	954
Trustees’ fees*	575
Protection fees on credit default swap agreements	290
Miscellaneous	68,026
Total liabilities	5,371,239
Net assets	$27,741,808

Net assets consist of:
Paid in capital	$27,496,831
Total distributable earnings (loss)	244,977
Net assets	$27,741,808
Capital shares outstanding	1,376,442
Net asset value per share	$20.15

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Dividends	$487
Interest	454,226
Total investment income	454,713

Expenses:
Transfer agent fees	5,984
Professional fees	36,022
Fund accounting/administration fees	28,248
Trustees’ fees*	13,115
Printing expenses	6,587
Registration fees	6,045
Custodian fees	2,017
Interest expense	689
Line of credit fees	31
Miscellaneous	1,567
Total expenses	100,305
Less:
Expenses reimbursed by Adviser	(99,015)
Net expenses	1,290
Net investment income	453,423

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,021
Swap agreements	(12,774)
Futures contracts	13,647
Options purchased	(2,251)
Options written	1,831
Forward foreign currency exchange contracts	15
Foreign currency transactions	(2)
Net realized gain	8,487
Net change in unrealized appreciation (depreciation) on:
Investments	(19,209)
Swap agreements	223,278
Futures contracts	3,321
Options purchased	33,503
Options written	(19,894)
Forward foreign currency exchange contracts	(87)
Net change in unrealized appreciation (depreciation)	220,912
Net realized and unrealized gain	229,399
Net increase in net assets resulting from operations	$682,822

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$453,423	$23,254
Net realized gain on investments	8,487	37
Net change in unrealized appreciation (depreciation) on investments	220,912	7,603
Net increase in net assets resulting from operations	682,822	30,894

Distributions to shareholders	(445,307)	(23,432)

Capital share transactions:
Proceeds from sale of shares	28,269,119	8,500,000
Distributions reinvested	445,307	23,432
Cost of shares redeemed	(9,741,027)	—
Net increase from capital share transactions	18,973,399	8,523,432
Net increase in net assets	19,210,914	8,530,894

Net assets:
Beginning of period	8,530,894	—
End of period	$27,741,808	$8,530,894

Capital share activity:
Shares sold	1,416,466	424,451
Shares issued from reinvestment of distributions	22,179	1,170
Shares redeemed	(487,824)	—
Net increase in shares	950,821	425,621

[a]	Since commencement of operations: August 14, 2024.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ACTIVE INVESTMENT SERIES (GAINS) – CORE PLUS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the period presented.

SMA Class	Six Months Ended March 31, 2025[a]	Period Ended September 30, 2024[b]
Per Share Data
Net asset value, beginning of period	$20.04	$20.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.57	.14
Net gain (loss) on investments (realized and unrealized)	.11	.04
Total from investment operations	.68	.18
Less distributions from:
Net investment income	(.57)	(.14)
Total distributions	(.57)	(.14)
Net asset value, end of period	$20.15	$20.04

Total Return	3.50%	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,742	$8,531
Ratios to average net assets:
Net investment income (loss)	5.76%	0.67%
Total expenses	1.27%	0.85%
Net expenses[d]	0.02%	— [e]
Portfolio turnover rate	4%	— [f]

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: August 14, 2024.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than 0.01%.
[f]	Less than 1.0%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Shares	Value
PREFERRED STOCKS†† - 0.6%

Financial - 0.6%
Charles Schwab Corp.
5.38%	100,000	$99,645
Total Preferred Stocks
(Cost $99,601)		99,645

MONEY MARKET FUNDS***,† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[1]	314,939	314,939
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[1]	15,737	15,737
Total Money Market Funds
(Cost $330,676)		330,676

	Face Amount~
ASSET-BACKED SECURITIES†† - 54.8%
Collateralized Loan Obligations - 35.1%
Owl Rock CLO X LLC
2023-10A A, 6.74% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,2	$1,000,000	1,000,000
2025-10A AR, due 04/20/37◊,2	700,000	701,307
Owl Rock CLO III Ltd.
2024-3A AR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	300,000	300,097
BCRED CLO LLC
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,2	250,000	250,493
Fortress Credit Opportunities XXV CLO LLC
2024-25A A1T, 5.99% (3 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 01/15/37◊,2	250,000	250,090
Golub Capital Partners CLO 46M Ltd.
2024-46A A1R, 6.10% (3 Month Term SOFR + 1.81%, Rate Floor: 1.81%) due 04/20/37◊,2	250,000	249,990
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,2	250,000	249,982
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,2	250,000	249,490
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,2	250,000	249,326
AGL CLO 39 Ltd.
2025-39A B, due 04/20/38◊,2	250,000	248,435
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,2	250,000	248,118
BDS LLC
2025-FL14 AS, 5.87% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,2	100,000	99,794
2024-FL13 AS, 6.31% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,2	100,000	99,768
Acrec LLC
2025-FL3 AS, 5.94% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 08/18/42◊,2	100,000	99,730
2025-FL3 B, 6.39% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,2	100,000	99,692
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.50% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2	200,000	197,991
Owl Rock CLO XIII LLC
2023-13A A, 6.86% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 09/20/35◊,2	100,000	100,193
BCRED MML CLO LLC
2022-1A A1, 5.94% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 04/20/35◊,2	100,000	100,005
AREIT Ltd.
2025-CRE10 A, 5.71% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,2	100,000	99,913
TRTX Issuer Ltd.
2025-FL6 A, 5.87% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	100,000	99,770
Barings CLO Limited 2022-III
2024-3A BR, 6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,2	100,000	99,760
BSPRT Issuer LLC
2024-FL11 B, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	100,000	99,755
ABPCI Direct Lending Fund CLO V Ltd.
2024-5A A1RR, 6.49% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 01/20/36◊,2	100,000	99,741

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Face Amount~	Value
LoanCore
2025-CRE8 B, 6.16% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,2	$100,000	$99,422
Ares Direct Lending CLO 2 LLC
2024-2A B, 6.19% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/20/36◊,2	100,000	99,093
FS Rialto Issuer LLC
2025-FL10 AS, 5.89% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	100,000	98,984
Total Collateralized Loan Obligations		5,590,939

Transport-Aircraft - 10.8%
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	484,106	479,801
ALTDE Trust
2025-1A, 5.90% due 08/15/50[2]	248,716	251,431
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[2]	250,000	251,163
AASET
2025-1A, 5.94% due 02/16/50[2]	248,450	250,575
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	248,363	249,800
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	239,583	237,472
Total Transport-Aircraft		1,720,242

Whole Business - 2.8%
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	99,750	103,464
SERVPRO Master Issuer LLC
2024-1A, 6.17% due 01/25/54[2]	99,000	101,219
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[2]	99,000	97,139
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	95,500	90,917
Subway Funding LLC
2024-3A, 5.25% due 07/30/54[2]	49,875	49,144
Total Whole Business		441,883

Single Family Residence - 1.8%
Tricon Residential Trust
2025-SFR1, 5.40% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,2	200,000	199,999
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[2]	100,000	95,313
Total Single Family Residence		295,312

Infrastructure - 1.6%
Hotwire Funding LLC
2024-1A, 6.67% due 06/20/54[2]	100,000	102,128
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[2]	100,000	96,472
SBA Tower Trust
4.83% due 10/15/29[2]	50,000	49,574
Total Infrastructure		248,174

Collateralized Debt Obligations - 1.5%
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[2]	250,000	232,908

Net Lease - 0.6%
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[2]	99,542	101,604

Unsecured Consumer Loans - 0.6%
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[2]	100,000	99,313
Total Asset-Backed Securities
(Cost $8,740,582)		8,730,375

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.5%
Residential Mortgage-Backed Securities - 23.8%
OBX Trust
2024-NQM1, 5.55% (WAC) due 12/25/64◊,2	192,751	192,993
2024-NQM18, 5.87% due 10/25/64[2,4]	95,711	96,072
2024-NQM12, 5.83% due 07/25/64[2,4]	90,339	90,632
2024-NQM13, 5.37% due 06/25/64[2,4]	89,833	89,509
Verus Securitization Trust
2025-1, 5.62% (WAC) due 01/25/70◊,2	198,047	198,492
2023-3, 6.74% due 03/25/68[2,4]	129,506	129,970
2024-9, 5.89% due 11/25/69[2,4]	97,101	96,993
2020-5, 2.58% due 05/25/65[2]	18,959	18,219
FIGRE Trust
2025-HE1, 5.93% (WAC) due 01/25/55◊,2	144,844	145,120
2024-HE6, 5.97% (WAC) due 12/25/54◊,2	143,189	143,667
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	90,388	89,913
BRAVO Residential Funding Trust
2024-NQM1, 5.94% due 12/01/63[2,4]	147,267	147,843
2024-NQM5, 6.16% due 06/25/64[2,4]	128,077	128,316
2025-NQM1, 5.81% due 12/25/64[2,4]	95,756	96,002
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,2	147,053	147,859
2024-NQM1, 5.95% due 02/25/64[2,4]	95,376	95,672
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,2	191,429	192,696
PRPM LLC
2021-8, 4.74% (WAC) due 09/25/26◊,2	170,258	169,819
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,4]	157,277	157,343
Cross Mortgage Trust
2025-H1, 5.99% due 02/25/70[2,4]	146,880	147,604
RCKT Mortgage Trust
2025-CES1, 5.65% due 01/25/45[2,4]	146,780	147,322
EFMT
2025-CES1, 5.73% due 01/25/60[2,4]	99,330	100,094
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[2,4]	99,364	99,472

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Face Amount~	Value
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	$120,000	$99,253
HOMES Trust
2025-NQM1, 5.86% due 01/25/70[2,4]	98,767	98,602
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,2	98,538	98,365
BRAVO
2024-NQM6, 5.66% due 08/01/64[2,4]	92,209	91,960
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[2,4]	95,080	91,421
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,4]	97,199	88,840
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[2]	86,294	85,636
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	82,089	80,829
Towd Point Mortgage Trust
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	70,782	71,922
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,4]	62,796	62,407
Total Residential Mortgage-Backed Securities		3,790,857

Government Agency - 6.6%
Uniform MBS 15 Year
due 06/01/25[3]	560,000	561,676
Fannie Mae
7.00% due 03/01/55	278,304	291,123
Freddie Mac
5.50% due 04/25/51	196,461	198,822
Total Government Agency		1,051,621

Commercial Mortgage-Backed Securities - 0.1%
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	25,000	23,029
Total Collateralized Mortgage Obligations
(Cost $4,863,490)		4,865,507

U.S. TREASURY BILLS†† - 8.0%
U.S. Treasury Bills
4.24% due 04/01/25[5]	800,000	800,000
4.22% due 04/01/25[5]	480,000	480,000
Total U.S. Treasury Bills
(Cost $1,280,000)		1,280,000

SENIOR FLOATING RATE INTERESTS††,◊ - 8.0%
Financial - 2.5%
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	100,000	99,219
Amwins Group, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	99,750	98,873
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	100,000	98,740
Focus Financial Partners LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	30,000	29,681
Ryan Specialty LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 09/15/31	24,938	24,832
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	24,805	23,484
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	20,000	19,968
Total Financial		394,797

Industrial - 1.6%
XPO, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/28	100,000	99,788
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	80,000	76,220
Service Logic Acquisition, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27	24,875	24,782
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	24,875	24,728
StandardAero
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	19,950	19,880
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	9,149	9,102
Total Industrial		254,500

Consumer, Cyclical - 1.5%
Clarios Global, LP
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	100,000	98,375
TMF Sapphire Bidco B.V.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/03/28	80,000	79,334
PCI Gaming Authority, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	29,775	29,460
Thevelia US LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	25,000	24,906
Truck Hero, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	9,922	9,461
Total Consumer, Cyclical		241,536

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Face Amount~		Value
Technology - 1.3%
CCC Intelligent Solutions, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32		$99,750	$99,501
Clearwater Analytics, LLC
due 02/10/32		100,000	99,500
Total Technology			199,001

Consumer, Non-cyclical - 0.8%
Aramark Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30		98,750	98,606
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31		25,000	24,813
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		9,975	9,450
Total Consumer, Non-cyclical			132,869

Utilities - 0.2%
Calpine Construction Finance Company, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		25,000	24,915

Communications - 0.1%
Level 3 Financing, Inc.
due 03/21/32		20,000	19,731
Total Senior Floating Rate Interests
(Cost $1,279,092)			1,267,349

CORPORATE BONDS†† - 5.0%
Financial - 1.5%
GA Global Funding Trust
5.40% due 01/13/30[2]		150,000	152,830
American National Group, Inc.
5.75% due 10/01/29		30,000	30,245
F&G Global Funding
5.88% due 01/16/30[2]		25,000	25,432
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]		25,000	23,961
Focus Financial Partners LLC
6.75% due 09/15/31[2]		10,000	9,862
Total Financial			242,330

Utilities - 0.9%
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30[2]		EUR 100,000	107,267
Terraform Global Operating, LP
6.13% due 03/01/26[2]		38,000	37,779
Total Utilities			145,046

Industrial - 0.9%
Axon Enterprise, Inc.
6.13% due 03/15/30[2]		100,000	100,922
Clean Harbors, Inc.
6.38% due 02/01/31[2]		30,000	30,321
Total Industrial			131,243

Communications - 0.5%
Sirius XM Radio LLC
3.13% due 09/01/26[2]		85,000	82,349

Consumer, Non-cyclical - 0.4%
Graham Holdings Co.
5.75% due 06/01/26[2]		25,000	24,996
AMN Healthcare, Inc.
4.63% due 10/01/27[2]		25,000	24,031
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[2]		15,000	14,978
Total Consumer, Non-cyclical			64,005

Energy - 0.3%
Buckeye Partners, LP
6.75% due 02/01/30[2]		25,000	25,323
Viper Energy, Inc.
5.38% due 11/01/27[2]		25,000	24,768
Total Energy			50,091

Consumer, Cyclical - 0.3%
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[2]		25,000	25,207
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[2]		25,000	24,748
Total Consumer, Cyclical			49,955

Technology - 0.2%
ACI Worldwide, Inc.
5.75% due 08/15/26[2]		25,000	25,073
Total Corporate Bonds
(Cost $782,539)			790,092

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $31,326)	EUR	29,000	124
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $31,326)	EUR	29,000	124

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

	Contracts/ Notional Value~		Value
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $35,646)	EUR	33,000	$142
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $21,604)	EUR	20,000	86
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $9,722)	EUR	9,000	39
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $6,481)	EUR	6,000	26
Total Foreign Exchange Options			541

Total OTC Options Purchased
(Cost $1,708)			541

OTC INTEREST RATE SWAPTIONS PURCHASED†† - 0.3%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $510,000)	USD	510,000	10,921
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $510,000)	USD	510,000	10,921
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.80% (Notional Value $960,000)	USD	960,000	20,065
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $129,075)	GBP	100,000	752
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.80% (Notional Value $129,075)	GBP	100,000	569
Total Interest Rate Call Swaptions			43,228

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $129,075)	GBP	100,000	197
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $129,075)	GBP	100,000	101
Total Interest Rate Put Swaptions			298

Total OTC Interest Rate Swaptions Purchased
(Cost $21,084)			43,526

Total Investments - 109.3%
(Cost $17,398,772)			17,407,711

OTC INTEREST RATE SWAPTIONS WRITTEN†† - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $129,075)	GBP	100,000	(225)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $129,075)	GBP	100,000	(422)
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30% (Notional Value $960,000)	USD	960,000	(9,757)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $510,000)	USD	510,000	(5,331)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $510,000)	USD	510,000	(5,331)
Total Interest Rate Call Swaptions			(21,066)

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $129,075)	GBP	100,000	(303)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $129,075)	GBP	100,000	(613)
Total Interest Rate Put Swaptions			(916)

Total OTC Interest Rate Swaptions Written
(Premiums received $9,812)			$(21,982)
Other Assets & Liabilities, net - (9.2)%			(1,462,003)
Total Net Assets - 100.0%			$15,923,726

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	1	Mar 2027	$241,475	$1,661

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$69,000	$3,645	$3,747	$(102)
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	14,000	747	1,251	(504)
							$4,392	$4,998	$(606)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.84%	Annually	03/04/27	$3,700,000	$5,665	$6,115	$(450)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	12/23/39	90,000	(2,125)	246	(2,371)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.17%	Annually	01/28/35	400,000	(12,203)	249	(12,452)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.07%	Annually	12/23/31	600,000	(12,404)	244	(12,648)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.08%	Annually	12/23/29	1,070,000	(18,778)	3,929	(22,707)
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	1,800,000	(29,514)	2,507	(32,021)
								$(69,359)	$13,290	$(82,649)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	102,000	111,806 USD	04/15/25	$1,350
Bank of America, N.A.	EUR	Sell	1,000	1,057 USD	05/27/25	(29)
						$1,321

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$960,000	$20,065
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	510,000	10,921
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	510,000	10,921
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	129,075	752
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	129,075	569
								$43,228
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	129,075	$197
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	129,075	101
								$298

OTC Interest Rate Swaptions Written
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	$129,075	$(225)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	129,075	(422)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	510,000	(5,331)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	510,000	(5,331)
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	960,000	(9,757)
								$(21,066)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	129,075	$(303)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	129,075	(613)
								$(916)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of March 31, 2025.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $13,304,108 (cost $13,313,034), or 83.5% of total net assets.

[3]	Security is unsettled at period end and does not have a stated effective rate.
[4]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[5]	Rate indicated is the effective yield at the time of purchase.
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$99,645	$—	$99,645
Money Market Funds	330,676	—	—	330,676
Asset-Backed Securities	—	8,730,375	—	8,730,375
Collateralized Mortgage Obligations	—	4,865,507	—	4,865,507
U.S. Treasury Bills	—	1,280,000	—	1,280,000
Senior Floating Rate Interests	—	1,258,247	9,102	1,267,349
Corporate Bonds	—	790,092	—	790,092
Options Purchased	—	541	—	541
Interest Rate Swaptions Purchased	—	43,526	—	43,526
Interest Rate Futures Contracts**	1,661	—	—	1,661
Forward Foreign Currency Exchange Contracts**	—	1,350	—	1,350
Total Assets	$332,337	$17,069,283	$9,102	$17,410,722

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$21,982	$—	$21,982
Credit Default Swap Agreements**	—	606	—	606
Interest Rate Swap Agreements**	—	82,649	—	82,649
Forward Foreign Currency Exchange Contracts**	—	29	—	29
Unfunded Loan Commitments (Note 9)	—	—	4	4
Total Liabilities	$—	$105,266	$4	$105,270

**	This derivative is reported as unrealized appreciation/depreciation at period end.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29	—	—
HOMES Trust 2025-NQM1, 5.86% due 01/25/70	6.86%	01/01/29	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2023-3, 6.74% due 03/25/68	7.74%	04/01/27	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments, at value (cost $17,398,772)	$17,407,711
Cash	799,696
Segregated cash with broker	128,163
Unamortized upfront premiums paid on credit default swap agreements	4,998
Unamortized upfront premiums paid on interest rate swap agreements	13,290
Unrealized appreciation on forward foreign currency exchange contracts	1,350
Prepaid expenses	25,553
Receivables:
Securities sold	862,366
Interest	87,211
Investment Adviser	38,544
Swap settlement	7,873
Variation margin on futures contracts	25
Protection fees on credit default swap agreements	23
Total assets	19,376,803

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $–)	4
Options written, at value (premiums received $9,812)	21,982
Segregated cash due to broker	7,910
Unrealized depreciation on forward foreign currency exchange contracts	29
Payable for:
Securities purchased	3,295,956
Fund shares redeemed	69,144
Fund accounting/administration fees	5,289
Variation margin on interest rate swap agreements	1,969
Transfer agent fees	954
Trustees’ fees*	574
Variation margin on credit default swap agreements	113
Miscellaneous	49,153
Total liabilities	3,453,077
Net assets	$15,923,726

Net assets consist of:
Paid in capital	$16,006,936
Total distributable earnings (loss)	(83,210)
Net assets	$15,923,726
Capital shares outstanding	805,209
Net asset value per share	$19.78

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Interest	$229,645
Total investment income	229,645

Expenses:
Professional fees	35,599
Fund accounting/administration fees	28,248
Trustees’ fees*	13,095
Printing expenses	6,587
Registration fees	6,045
Transfer agent fees	5,984
Custodian fees	1,924
Interest expense	293
Line of credit fees	23
Miscellaneous	1,356
Total expenses	99,154
Less:
Expenses reimbursed by Adviser	(98,462)
Net expenses	692
Net investment income	228,953

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,702
Swap agreements	(2,351)
Futures contracts	8,784
Options purchased	(1,125)
Options written	915
Forward foreign currency exchange contracts	(5,436)
Foreign currency transactions	384
Net realized gain	5,873
Net change in unrealized appreciation (depreciation) on:
Investments	(16,644)
Swap agreements	(83,255)
Futures contracts	1,661
Options purchased	21,275
Options written	(12,170)
Forward foreign currency exchange contracts	1,321
Foreign currency translations	14
Net change in unrealized appreciation (depreciation)	(87,798)
Net realized and unrealized loss	(81,925)
Net increase in net assets resulting from operations	$147,028

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$228,953	$22,638
Net realized gain on investments	5,873	30
Net change in unrealized appreciation (depreciation) on investments	(87,798)	4,304
Net increase in net assets resulting from operations	147,028	26,972

Distributions to shareholders	(234,399)	(22,811)

Capital share transactions:
Proceeds from sale of shares	12,460,870	3,500,002
Distributions reinvested	234,399	22,811
Cost of shares redeemed	(211,146)	—
Net increase from capital share transactions	12,484,123	3,522,813
Net increase in net assets	12,396,752	3,526,974

Net assets:
Beginning of period	3,526,974	—
End of period	$15,923,726	$3,526,974

Capital share activity:
Shares sold	627,938	174,962
Shares issued from reinvestment of distributions	11,813	1,140
Shares redeemed	(10,644)	—
Net increase in shares	629,107	176,102

[a]	Since commencement of operations: August 14, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

ACTIVE INVESTMENT SERIES (GAINS) – LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the period presented.

	Six Months Ended March 31, 2025[a]	Period Ended September 30, 2024[b]
Per Share Data
Net asset value, beginning of period	$20.03	$20.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.55	.15
Net gain (loss) on investments (realized and unrealized)	(.24)	.03
Total from investment operations	.31	.18
Less distributions from:
Net investment income	(.56)	(.15)
Total distributions	(.56)	(.15)
Net asset value, end of period	$19.78	$20.03

Total Return	1.58%	0.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,924	$3,527
Ratios to average net assets:
Net investment income (loss)	5.54%	0.74%
Total expenses	2.40%	0.97%
Net expenses[d]	0.02%	—%[e]
Portfolio turnover rate	5%	—%[f]

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: August 14, 2024.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than 0.01%.
[f]	Less than 1.0%.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
CORE BOND FUND

	Shares	Value
COMMON STOCKS† - 0.0%

Communications - 0.0%
Vacasa, Inc. — Class A*	1,596	$8,587

Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	622,890	62

Industrial - 0.0%
Constar International Holdings LLC*,†††	68	—

Total Common Stocks
(Cost $318,203)		8,649

PREFERRED STOCKS† - 1.5%
Financial - 1.5%
Charles Schwab Corp.
4.00%††	8,500,000	7,533,116
Wells Fargo & Co.††
3.90%	5,550,000	5,439,418
6.85%	850,000	882,054
State Street Corp.
6.70%††	4,870,000	4,993,050
JPMorgan Chase & Co.††
3.65%	2,350,000	2,297,475
6.50%	1,570,000	1,606,805
Bank of New York Mellon Corp.
3.75%††	3,900,000	3,727,868
MetLife, Inc.
3.85%††	3,520,000	3,478,728
Markel Group, Inc.
6.00%††	1,360,000	1,352,544
Kuvare US Holdings, Inc.
7.00% due 02/17/512,††	1,000,000	998,128
Depository Trust & Clearing Corp.
3.38%2,††	1,000,000	968,690
CNO Financial Group, Inc.
5.13% due 11/25/60††	47,725	902,003
First Republic Bank
4.25%*,†††	77,975	31
Total Financial		34,179,910

Government - 0.0%
CoBank ACB
7.13%††	500,000	507,814

Industrial - 0.0%
Constar International Holdings LLC*,†††	7	—
Total Preferred Stocks
(Cost $37,822,209)		34,687,724

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	6,510	69
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	190,327	19
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	69,210	7
Total Warrants
(Cost $15,075)		95

MONEY MARKET FUNDS***,† - 1.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[3]	33,200,295	33,200,295
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[3]	710,000	710,000
Total Money Market Funds
(Cost $33,910,295)		33,910,295

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 37.0%
Government Agency - 26.5%
Uniform MBS 30 Year
5.00% due 06/01/25[4]	130,504,000	127,629,258
3.00% due 06/01/25[4]	60,720,000	52,548,302
4.50% due 06/01/25[4]	45,750,000	43,696,191
2.50% due 06/01/25[4]	18,405,000	15,271,236
2.00% due 06/01/25[4]	15,965,000	12,671,995
Fannie Mae
5.50% due 05/01/53	25,861,786	25,882,936
7.00% due 03/01/55	20,862,837	21,823,795
3.00% due 05/01/52	17,478,236	15,173,310
5.00% due 05/01/53	12,471,368	12,247,906
5.50% due 06/01/54	10,087,467	10,076,845
5.50% due 07/01/54	9,438,853	9,493,054
6.00% due 07/01/54	8,970,003	9,208,592
5.00% due 04/01/53	7,363,161	7,236,365
5.00% due 06/01/53	6,763,913	6,677,207
5.00% due 08/01/53	5,356,058	5,264,791
6.00% due 09/01/54	3,226,871	3,307,732
5.50% due 09/01/54	3,242,913	3,257,028
6.50% due 04/25/49	2,509,861	2,561,534
2.78% due 05/01/51	2,584,515	1,979,468
2.32% due 02/01/51	1,951,196	1,426,697
2.00% due 09/01/50	1,966,521	1,392,010
2.11% due 10/01/50	1,737,192	1,249,525
2.27% due 02/01/51	1,624,267	1,180,617
2.39% due 02/01/51	1,352,318	999,309
4.24% due 08/01/48	976,956	869,857
2.58% due 10/01/51	1,134,126	842,626
3.46% due 08/01/49	903,877	772,942
4.37% due 10/01/48	681,524	643,182
4.25% due 05/01/48	596,642	551,721
due 12/25/43[5]	591,083	442,767
Freddie Mac
3.00% due 05/01/52	41,623,223	36,109,391
6.00% due 08/01/54	18,300,020	18,784,442
5.50% due 09/01/53	14,192,548	14,353,017

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
5.50% due 06/01/53	11,572,228	$11,601,688
5.50% due 06/01/54	11,232,781	11,220,953
5.50% due 10/01/54	9,619,587	9,609,459
5.00% due 04/01/53	7,427,696	7,299,979
5.00% due 03/01/53	4,012,367	3,943,997
6.00% due 09/01/54	1,985,236	2,034,981
5.50% due 09/01/54	1,988,741	2,002,005
1.98% due 05/01/50	1,299,611	907,235
Uniform MBS 15 Year
due 06/01/25[4]	42,180,000	42,306,245
Ginnie Mae
due 05/01/25[4]	18,906,548	18,567,043
due 06/01/25[4]	11,129,760	11,129,916
due 07/01/25[4]	10,110,240	10,098,927
6.00% due 06/20/47	589,766	592,523
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	2,905,995	2,312,025
2.00% due 11/25/59	1,099,114	873,924
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,6	17,283,158	1,440,644
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,2	792,989	637,436
Total Government Agency		602,204,628

Residential Mortgage-Backed Securities - 8.1%
OBX Trust
2024-NQM15, 5.57% due 10/25/64[2,7]	3,299,121	3,302,260
2023-NQM9, 7.66% due 10/25/63[2,7]	2,885,006	2,945,064
2024-NQM4, 6.22% due 01/25/64[2,7]	2,331,964	2,340,557
2025-NQM2, 5.95% due 11/25/64[2,7]	1,326,255	1,330,931
2024-NQM5, 6.29% due 01/25/64[2,7]	1,303,899	1,310,141
2024-NQM6, 6.85% due 02/25/64[2,7]	1,205,286	1,220,595
2024-NQM5, 5.99% due 01/25/64[2,7]	1,117,628	1,127,380
2024-NQM1, 5.85% due 12/25/64[2,7]	1,108,317	1,112,054
2024-NQM6, 6.45% due 02/25/64[2,7]	933,125	943,227
2024-NQM7, 6.60% due 03/25/64[2,7]	794,819	804,413
2024-NQM7, 6.24% due 03/25/64[2,7]	794,819	801,677
2024-NQM6, 6.70% due 02/25/64[2,7]	777,604	785,422
2024-NQM8, 6.59% due 05/25/64[2,7]	774,155	779,925
2024-NQM5, 6.39% due 01/25/64[2,7]	745,085	751,682
2025-HE1, 5.94% (30 Day Average SOFR + 1.60%, Rate Floor: 1.60%) due 02/25/55◊,2	750,000	750,166
2022-NQM8, 6.10% due 09/25/62[2,7]	742,416	741,051
2024-NQM3, 6.13% due 12/25/63[2,7]	733,891	738,756
2024-NQM3, 6.33% due 12/25/63[2,7]	733,891	737,575
2024-NQM3, 6.43% due 12/25/63[2,7]	733,891	737,549
2024-NQM8, 6.23% due 05/25/64[2,7]	651,920	659,698
2022-NQM9, 6.45% due 09/25/62[2,7]	488,464	489,953
2024-NQM7, 6.45% due 03/25/64[2,7]	476,891	480,326
2024-NQM2, 6.18% due 12/25/63[2,7]	384,420	385,803
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	2,835,997	2,834,604
2024-HE2, 6.38% (WAC) due 05/25/54◊,2	2,721,120	2,761,576
2024-HE1, 6.17% (WAC) due 03/25/54◊,2	2,378,843	2,395,803
2024-HE6, 5.72% (WAC) due 12/25/54◊,2	2,338,750	2,339,204
2025-HE1, 5.83% (WAC) due 01/25/55◊,2	1,641,561	1,647,264
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	1,491,410	1,483,558
2025-HE1, 5.93% (WAC) due 01/25/55◊,2	1,245,655	1,248,030
2024-HE3, 6.13% (WAC) due 07/25/54◊,2	1,114,485	1,124,740
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	7,198,317	6,690,195
2021-13, 2.50% (WAC) due 04/25/52◊,2	3,232,644	3,003,611
2024-NQM1, 5.85% due 02/25/64[2,7]	1,907,524	1,917,138
2025-1, 6.00% (WAC) due 06/25/55◊,2	1,323,478	1,330,730
COLT Mortgage Loan Trust
2023-4, 7.62% due 10/25/68[2,7]	2,963,857	3,012,785
2021-2, 2.38% (WAC) due 08/25/66◊,2	4,000,000	2,809,196
2023-3, 7.18% due 09/25/68[2,7]	2,290,420	2,322,753
2024-1, 6.14% due 02/25/69[2,7]	1,049,331	1,051,825
2025-3, 5.56% due 03/25/70[2,7]	993,641	994,793
2024-2, 6.13% due 04/25/69[2,7]	862,231	867,859
2023-3, 7.58% due 09/25/68[2,7]	738,874	750,866
2024-2, 6.33% due 04/25/69[2,7]	391,923	393,746
2024-2, 6.43% due 04/25/69[2,7]	391,923	393,479
Verus Securitization Trust
2024-1, 6.12% due 01/25/69[2,7]	3,555,102	3,555,561
2024-9, 5.89% due 11/25/69[2,7]	2,573,177	2,570,327
2025-1, 5.98% due 01/25/70[2,7]	1,584,380	1,584,792
2025-2, 5.51% due 03/25/70[2,7]	1,500,000	1,504,756
2023-2, 6.85% due 03/25/68[2,7]	1,281,902	1,289,427
2023-7, 7.42% due 10/25/68[2,7]	1,058,827	1,077,671
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[2,7]	4,051,467	4,073,471
2024-4, 6.20% due 01/25/69[2,7]	2,234,557	2,253,387
2024-3, 4.80% due 11/26/68[2,7]	1,767,640	1,756,004
2023-1, 4.75% due 09/26/67[2,7]	1,321,072	1,295,401
2024-4, 6.50% due 01/25/69[2,7]	678,348	683,291
2024-4, 6.40% due 01/25/69[2,7]	319,222	322,027
2020-1, 2.77% (WAC) due 12/25/59◊,2	190,984	183,347
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[2,7]	3,500,000	3,509,037
2024-CES2, 5.25% due 10/25/54[2,7]	3,016,542	2,997,630
2024-CES3, 5.68% due 01/25/55[2,7]	2,568,720	2,572,697
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	4,473,826	4,278,893
2023-NQM3, 7.34% due 08/25/68[2,7]	1,454,076	1,475,929
2023-NQM3, 6.89% due 08/25/68[2,7]	1,454,073	1,475,616
2024-NQM2, 6.54% due 06/25/59[2,7]	748,076	755,356
2024-NQM2, 6.09% due 06/25/59[2,7]	374,035	376,316
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due 11/25/69◊,2	3,086,039	3,094,574
2025-H1, 5.89% due 02/25/70[2,7]	1,419,838	1,426,875
2025-H1, 5.99% due 02/25/70[2,7]	1,028,159	1,033,228
2025-H2, 5.66% due 03/25/70[2,7]	998,745	1,000,833
RCKT Mortgage Trust
2023-CES2, 6.81% (WAC) due 09/25/43◊,2	2,712,286	2,741,915
2024-CES4, 6.15% due 06/25/44[2,7]	2,415,427	2,436,999
2025-CES1, 5.65% due 01/25/45[2,7]	1,272,093	1,276,793
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[2,7]	1,648,707	1,626,839
2024-NQM3, 6.39% due 03/25/64[2,7]	1,307,891	1,315,937

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
2023-NQM8, 7.10% due 10/25/63[2,7]	1,138,808	$1,155,262
2021-HE1, 5.84% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,2	1,000,000	998,940
2024-CES1, 6.38% due 04/25/54[2,7]	823,239	831,571
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[2,7]	3,936,576	3,598,031
2024-RS2, 3.00% due 08/01/69[2,7]	2,160,200	2,013,127
Towd Point Mortgage Trust
2024-4, 4.42% (WAC) due 10/27/64◊,2	2,856,420	2,856,675
2023-CES2, 7.29% (WAC) due 10/25/63◊,2	1,486,426	1,510,358
2023-CES1, 6.75% (WAC) due 07/25/63◊,2	602,569	608,390
Mill City Mortgage Loan Trust
2021-NMR1, 2.50% (WAC) due 11/25/60◊,2	5,810,000	4,916,243
EFMT
2025-CES1, 5.73% due 01/25/60[2,7]	4,469,828	4,504,250
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,2	4,535,167	4,176,986
2020-NQM1, 1.79% (WAC) due 09/27/60◊,2	133,109	123,839
BRAVO Residential Funding Trust 2025-NQM2
2025-NQM2, 5.83% due 11/25/64[2,7]	3,703,272	3,717,004
New Residential Mortgage Loan Trust
2024-NQM2, 5.37% due 09/25/64[2]	1,553,283	1,543,996
2024-NQM2, 5.42% due 09/25/64[2]	1,553,283	1,541,445
2019-6A, 3.50% (WAC) due 09/25/59◊,2	345,792	326,774
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,2	2,857,600	2,852,597
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,2	1,435,717	1,445,222
2024-5, 6.00% (WAC) due 06/25/54◊,2	1,308,826	1,313,617
PRPM LLC
2024-RPL2, 3.50% due 05/25/54[2]	1,895,808	1,822,982
2023-RCF1, 4.00% due 06/25/53[2,7]	732,864	718,882
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[2,7]	2,200,000	2,189,226
Morgan Stanley Residential Mortgage Loan Trust
2024-NQM3, 5.35% due 07/25/69[2,7]	908,294	901,867
2024-NQM3, 5.04% (WAC) due 07/25/69◊,2	908,294	901,352
OBX 2025-HE1 Trust
2025-HE1, 6.30% (30 Day Average SOFR + 1.90%, Rate Floor: 1.90%) due 02/25/55◊,2	1,800,000	1,800,934
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	1,805,445	1,768,907
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,2	1,444,469	1,488,393
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,2	760,720	705,508
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	760,720	700,990
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[2]	1,250,000	1,226,441
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,2	597,827	568,002
2020-1, 2.56% (WAC) due 02/25/50◊,2	597,827	567,535
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,2	1,000,000	1,001,129
Ellington Financial Mortgage Trust
2024-CES1, 5.52% due 01/26/60[2,7]	971,601	974,308
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	5,710,506	896,159
CSMC Trust
2018-RPL9, 3.85% (WAC) due 09/25/57◊,2	567,901	556,056
2020-NQM1, 2.72% due 05/25/65[2]	137,788	129,068
MFRA Trust
2021-INV1, 2.29% (WAC) due 01/25/56◊,2	700,000	639,862
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	1,324,851	515,166
RALI Series Trust
2006-QO2, 4.88% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	1,487,218	257,313
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.48% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	212,093	176,691
MASTR Adjustable Rate Mortgages Trust
2003-5, 3.03% (WAC) due 11/25/33◊	193,253	170,525
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,2	37,125	36,540
Total Residential Mortgage-Backed Securities		182,943,052

Commercial Mortgage-Backed Securities - 1.8%
BX Commercial Mortgage Trust
2021-VOLT, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 09/15/36◊,2	3,490,000	3,446,375
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	3,450,000	3,402,786
2024-AIRC, 6.01% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,2	1,050,000	1,050,000
2024-AIRC, 6.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,2	1,000,000	999,375
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.53% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,2	4,000,000	3,654,796
2016-JP3, 3.41% (WAC) due 08/15/49◊	4,000,000	3,547,371
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	6,333,239
2020-GC45, 0.62% (WAC) due 02/13/53◊,6	17,679,075	419,319
2019-GC42, 0.81% (WAC) due 09/10/52◊,6	13,775,841	394,862

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
DBGS Mortgage Trust
2018-C1, 4.64% (WAC) due 10/15/51◊	7,000,000	$6,459,685
BX Trust
2024-VLT4, 6.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,2	1,700,000	1,687,250
2024-VLT4, 6.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,2	1,450,000	1,440,031
SMRT
2022-MINI, 6.27% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,2	2,000,000	1,958,895
Life Mortgage Trust
2021-BMR, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,2	1,400,000	1,379,875
BMP Trust
2024-MF23, 5.96% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,2	1,000,000	996,875
Extended Stay America Trust
2021-ESH, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,2	952,765	951,575
GS Mortgage Securities Corporation Trust
2020-DUNE, 5.94% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,2	923,628	913,387
BENCHMARK Mortgage Trust
2019-B14, 0.74% (WAC) due 12/15/62◊,6	18,109,389	400,410
2018-B6, 0.40% (WAC) due 10/10/51◊,6	28,125,885	256,311
Citigroup Commercial Mortgage Trust
2019-GC43, 0.60% (WAC) due 11/10/52◊,6	18,500,569	441,092
2016-C2, 1.65% (WAC) due 08/10/49◊,6	2,137,605	28,285
2016-GC37, 1.64% (WAC) due 04/10/49◊,6	2,711,193	20,469
2016-P5, 1.36% (WAC) due 10/10/49◊,6	1,513,857	18,886
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,6	10,887,505	332,656
UBS Commercial Mortgage Trust
2017-C2, 1.06% (WAC) due 08/15/50◊,6	7,551,626	143,038
SG Commercial Mortgage Securities Trust
2016-C5, 1.82% (WAC) due 10/10/48◊,6	6,824,157	98,817
Morgan Stanley Capital I Trust
2016-UB11, 1.43% (WAC) due 08/15/49◊,6	5,480,226	73,321
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.47% (WAC) due 06/15/49◊,6	6,043,077	56,077
Wells Fargo Commercial Mortgage Trust
2016-C37, 0.77% (WAC) due 12/15/49◊,6	2,298,324	21,088
2016-NXS5, 1.39% (WAC) due 01/15/59◊,6	2,786,763	17,711
CD Mortgage Trust
2016-CD1, 1.33% (WAC) due 08/10/49◊,6	1,997,916	17,176
CFCRE Commercial Mortgage Trust
2016-C3, 0.95% (WAC) due 01/10/48◊,6	4,675,669	15,200
COMM Mortgage Trust
2015-CR26, 0.88% (WAC) due 10/10/48◊,6	7,085,607	1,292
2015-CR24, 0.67% (WAC) due 08/10/48◊,6	31,724,059	317
Total Commercial Mortgage-Backed Securities		40,977,842

Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.65% (WAC) due 11/25/55◊	6,670,538	5,894,702
2015-R1, 4.45% (WAC) due 11/25/52◊,2	2,650,015	2,403,675
2015-R1, 0.70% (WAC) due 11/25/55◊,6	9,762,841	553,865
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,2	2,192,113	1,953,622
2007-ROBS, 6.06% due 10/10/52†††,2	442,578	390,678
2007-AETC, 5.75% due 02/10/52†††,2	259,803	226,262
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,2	1,391,055	1,274,841
Total Military Housing		12,697,645

Total Collateralized Mortgage Obligations
(Cost $853,238,922)		838,823,167

CORPORATE BONDS†† - 24.7%
Financial - 13.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[2]	6,200,000	5,438,053
3.25% due 11/15/30	4,000,000	3,573,835
Morgan Stanley
6.63% due 11/01/34[8]	2,465,000	2,688,670
5.94% due 02/07/39[8]	1,950,000	1,968,243
5.52% due 11/19/55[8]	1,500,000	1,465,348
5.83% due 04/19/35[8]	1,085,000	1,124,348
Nippon Life Insurance Co.
2.75% due 01/21/51[2,8]	8,150,000	7,035,870
BPCE S.A.
2.28% due 01/20/32[2,8]	8,200,000	6,936,409
Bank of America Corp.
5.74% due 02/12/36[8]	5,300,000	5,289,874
3.56% due 04/23/27[8]	1,020,000	1,008,944
Brighthouse Financial Global Funding
5.65% due 06/10/29[2]	5,985,000	6,082,657
American National Group, Inc.
5.00% due 06/15/27	5,036,000	5,034,731
5.75% due 10/01/29	1,000,000	1,008,163
Liberty Mutual Group, Inc.
4.13% due 12/15/51[2,8]	5,800,000	5,553,407
Wilton RE Ltd.
6.00% [2,8,9]	5,426,000	5,365,185
National Australia Bank Ltd.
5.90% due 01/14/36[2,8]	3,960,000	4,018,364
2.99% due 05/21/31[2]	975,000	859,744
2.33% due 08/21/30[2]	502,000	436,717
Global Atlantic Finance Co.
7.95% due 06/15/33[2]	3,841,000	4,330,254
6.75% due 03/15/54[2]	969,000	983,677
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	4,650,000	4,334,849
5.30% due 01/15/29	900,000	901,281

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
Safehold GL Holdings LLC
2.85% due 01/15/32	2,428,000	$2,087,909
2.80% due 06/15/31	1,831,000	1,607,233
6.10% due 04/01/34	1,400,000	1,440,892
5.65% due 01/15/35	100,000	99,560
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	5,000,000	5,205,121
Citigroup, Inc.
5.83% due 02/13/35[8]	4,900,000	4,878,931
First American Financial Corp.
4.00% due 05/15/30	3,180,000	3,033,006
5.45% due 09/30/34	1,510,000	1,477,454
LPL Holdings, Inc.
4.38% due 05/15/31[2]	3,060,000	2,911,518
6.00% due 05/20/34	1,490,000	1,520,684
Allianz SE
3.20% [2,8,9]	5,000,000	4,356,184
Demeter Investments BV
5.63% due 08/15/52	4,350,000	4,350,000
Brookfield Finance, Inc.
5.81% due 03/03/55	1,990,000	1,941,317
4.70% due 09/20/47	650,000	552,389
3.50% due 03/30/51	630,000	433,835
3.63% due 02/15/52	620,000	433,508
6.35% due 01/05/34	300,000	319,523
5.68% due 01/15/35	300,000	306,886
FS KKR Capital Corp.
2.63% due 01/15/27	2,310,000	2,204,835
3.25% due 07/15/27	1,800,000	1,722,871
Societe Generale S.A.
5.52% due 01/19/28[2,8]	2,750,000	2,777,062
3.34% due 01/21/33[2,8]	1,300,000	1,131,410
F&G Global Funding
5.88% due 01/16/30[2]	3,700,000	3,763,989
PartnerRe Finance B LLC
4.50% due 10/01/50[8]	4,040,000	3,753,600
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[2,8]	3,750,000	3,736,814
Iron Mountain, Inc.
4.50% due 02/15/31[2]	1,917,000	1,757,290
5.25% due 07/15/30[2]	1,283,000	1,230,182
5.63% due 07/15/32[2]	750,000	717,000
CoStar Group, Inc.
2.80% due 07/15/30[2]	4,130,000	3,676,738
UBS Group AG
3.09% due 05/14/32[2,8]	2,950,000	2,626,126
4.28% due 01/09/28[2]	1,020,000	1,007,229
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	2,740,000	2,497,127
5.63% due 08/16/32	1,000,000	1,021,343
Commonwealth Bank of Australia
5.93% due 03/14/46[2,8]	3,420,000	3,385,216
Lazard Group LLC
6.00% due 03/15/31	3,230,000	3,356,531
Macquarie Bank Ltd.
3.62% due 06/03/30[2]	3,570,000	3,307,598
Maple Grove Funding Trust I
4.16% due 08/15/51[2]	4,750,000	3,285,875
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[2]	4,277,000	3,274,781
CNO Financial Group, Inc.
6.45% due 06/15/34	2,410,000	2,513,231
5.25% due 05/30/29	700,000	700,995
Old Republic International Corp.
5.75% due 03/28/34	2,850,000	2,917,203
Jefferies Financial Group, Inc.
6.20% due 04/14/34	1,650,000	1,681,887
2.63% due 10/15/31	1,400,000	1,183,531
Pacific Beacon LLC
5.51% due 07/15/36[2]	2,900,000	2,862,266
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[2]	3,150,000	2,821,770
Host Hotels & Resorts, LP
5.70% due 07/01/34	2,750,000	2,751,398
Standard Chartered plc
5.01% due 10/15/30[2,8]	2,250,000	2,246,246
4.64% due 04/01/31[2,8]	510,000	499,210
Equitable Holdings, Inc.
6.70% due 03/28/55[8]	2,750,000	2,728,758
Macquarie Group Ltd.
2.69% due 06/23/32[2,8]	2,000,000	1,741,468
2.87% due 01/14/33[2,8]	980,000	843,204
200 Park Funding Trust
5.74% due 02/15/55[2]	2,550,000	2,530,348
Accident Fund Insurance Company of America
8.50% due 08/01/32[2]	2,450,000	2,437,773
MetLife, Inc.
6.35% due 03/15/55[8]	2,350,000	2,354,606
Enstar Group Ltd.
7.50% due 04/01/45[2,8]	1,300,000	1,316,208
3.10% due 09/01/31	1,170,000	1,008,595
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	2,450,000	2,303,355
HSBC Holdings plc
5.13% due 03/03/31[8]	1,250,000	1,253,864
5.29% due 11/19/30[8]	1,010,000	1,020,463
Reinsurance Group of America, Inc.
5.75% due 09/15/34	1,750,000	1,780,053
6.65% due 09/15/55[8]	500,000	492,325
Farmers Insurance Exchange
7.00% due 10/15/64[2,8]	2,200,000	2,245,782
Sumitomo Life Insurance Co.
3.38% due 04/15/81[2,8]	2,500,000	2,230,010
Nuveen LLC
5.85% due 04/15/34[2]	2,150,000	2,199,773
Dai-ichi Life Insurance Company Ltd.
6.20% [2,8,9]	2,150,000	2,156,764
TPG Operating Group II, LP
5.88% due 03/05/34	2,060,000	2,108,879
Capital One Financial Corp.
6.05% due 02/01/35[8]	2,000,000	2,042,095

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
AmFam Holdings, Inc.
2.81% due 03/11/31[2]	1,800,000	$1,491,412
3.83% due 03/11/51[2]	850,000	537,878
Aon North America, Inc.
5.45% due 03/01/34	1,900,000	1,934,622
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2]	2,548,000	1,926,122
Westpac Banking Corp.
3.02% due 11/18/36[8]	1,200,000	1,035,595
3.13% due 11/18/41	805,000	585,213
2.67% due 11/15/35[8]	295,000	255,980
ING Groep N.V.
4.86% due 03/25/29[8]	1,020,000	1,023,701
5.53% due 03/25/36[8]	850,000	850,972
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	1,800,000	1,834,218
Americo Life, Inc.
3.45% due 04/15/31[2]	2,060,000	1,783,559
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[2]	2,107,717	1,781,219
QBE Insurance Group Ltd.
5.88% [2,8,9]	1,750,000	1,746,975
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[2]	1,400,000	1,668,846
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,644,146
Trustage Financial Group, Inc.
4.63% due 04/15/32[2]	1,750,000	1,639,154
Markel Group, Inc.
6.00% due 05/16/54	1,550,000	1,562,950
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[2,8]	1,800,000	1,555,607
VICI Properties, LP
5.63% due 04/01/35	1,550,000	1,541,231
Royal Bank of Canada
4.72% due 03/27/28[8]	1,020,000	1,022,745
5.54% (SOFR Compounded Index + 0.86%) due 10/18/28◊	500,000	501,548
Ares Finance Company II LLC
3.25% due 06/15/30[2]	1,599,000	1,489,883
HS Wildcat LLC
3.83% due 12/31/50†††	1,975,359	1,443,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.88% due 05/23/42[2,8]	1,350,000	1,376,831
Fortitude Group Holdings LLC
6.25% due 04/01/30[2]	1,350,000	1,364,779
Beacon Funding Trust
6.27% due 08/15/54[2]	1,350,000	1,345,643
RGA Global Funding
5.05% due 12/06/31[2]	1,300,000	1,298,760
Voya Financial, Inc.
4.80% due 06/15/46	1,350,000	1,163,660
Brookfield Capital Finance LLC
6.09% due 06/14/33	1,100,000	1,155,435
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[2]	1,650,000	1,126,970
Globe Life, Inc.
5.85% due 09/15/34	740,000	757,777
2.15% due 08/15/30	420,000	363,951
Swedbank AB
5.40% (SOFR + 1.03%) due 11/20/29◊,2	1,040,000	1,051,275
Prudential Financial, Inc.
3.70% due 10/01/50[8]	1,160,000	1,046,753
Belrose Funding Trust
2.33% due 08/15/30[2]	1,190,000	1,037,779
Canadian Imperial Bank of Commerce
4.86% due 03/30/29[8]	1,020,000	1,023,644
Lloyds Banking Group plc
3.75% due 03/18/28[8]	1,040,000	1,022,016
Bank of New York Mellon Corp.
5.06% due 07/22/32[8]	1,010,000	1,020,613
Mizuho Financial Group, Inc.
5.42% due 05/13/36[8]	1,010,000	1,016,789
Bank of Nova Scotia
5.72% (SOFR Compounded Index + 1.08%) due 08/01/29◊	1,010,000	1,015,114
American Express Co.
5.39% (SOFR + 1.02%) due 01/30/31◊	1,010,000	1,014,025
Wells Fargo & Co.
3.07% due 04/30/41[8]	1,360,000	1,013,535
Athene Global Funding
2.67% due 06/07/31[2]	590,000	510,112
5.63% (SOFR Compounded Index + 1.21%) due 03/25/27◊,2	500,000	503,250
Citibank North America
5.10% (SOFR + 0.71%) due 11/19/27◊	1,010,000	1,012,605
BNP Paribas S.A.
5.79% due 01/13/33[2,8]	990,000	1,012,234
NatWest Markets plc
5.49% (SOFR + 1.14%) due 05/17/29◊,2	1,000,000	1,010,392
Nordea Bank Abp
5.40% (SOFR + 1.02%) due 09/10/29◊,2	1,000,000	1,009,416
Sumitomo Mitsui Financial Group, Inc.
5.76% (SOFR + 1.17%) due 07/09/29◊	1,000,000	1,009,240
Selective Insurance Group, Inc.
5.90% due 04/15/35	1,000,000	1,008,385
DNB Bank ASA
5.55% (SOFR + 1.06%) due 11/05/30◊,2	1,000,000	1,005,750
Banco Santander S.A.
5.42% (SOFR + 1.12%) due 07/15/28◊	1,000,000	1,004,992
Goldman Sachs Group, Inc.
4.02% due 10/31/38[8]	1,170,000	1,004,777
SiriusPoint Ltd.
7.00% due 04/05/29	960,000	1,002,291
Barclays plc
5.09% due 02/25/29[8]	500,000	503,545
5.83% (SOFR + 1.49%) due 03/12/28◊	490,000	496,560
Sumitomo Mitsui Trust Bank Ltd.
5.88% (SOFR + 0.98%) due 09/10/27◊,2	990,000	999,919

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
Skandinaviska Enskilda Banken AB
5.27% (SOFR + 0.89%) due 03/05/27◊,2	990,000	$999,039
Credit Agricole S.A.
5.59% (SOFR + 1.21%) due 09/11/28◊,2	990,000	997,990
Intesa Sanpaolo SpA
7.80% due 11/28/53[2]	860,000	995,528
Blue Owl Finance LLC
6.25% due 04/18/34	970,000	993,428
BGC Group, Inc.
8.00% due 05/25/28	930,000	992,910
Jackson Financial, Inc.
4.00% due 11/23/51	1,440,000	984,032
Stewart Information Services Corp.
3.60% due 11/15/31	1,100,000	982,992
Pine Street Trust III
6.22% due 05/15/54[2]	960,000	982,919
Belvoir Land LLC
5.60% due 12/15/35[2]	1,000,000	979,365
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[2]	1,000,000	941,339
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,8]	850,000	864,042
Apollo Management Holdings, LP
2.65% due 06/05/30[2]	930,000	842,238
Deutsche Bank AG NY
3.55% due 09/18/31[8]	880,000	809,142
Fort Moore Family Communities LLC
6.09% due 01/15/51[2]	855,037	780,275
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	980,000	984,302
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	770,000	773,323
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[2]	950,000	624,298
Kemper Corp.
2.40% due 09/30/30	675,000	585,560
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	800,000	552,090
Assurant, Inc.
2.65% due 01/15/32	623,000	526,526
Citizens Financial Group, Inc.
6.65% due 04/25/35[8]	470,000	500,106
Fidelity National Financial, Inc.
3.40% due 06/15/30	470,000	433,138
2.45% due 03/15/31	70,000	60,272
Western & Southern Life Insurance Co.
3.75% due 04/28/61[2]	470,000	324,458
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	470,000	318,777
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	296,000	296,752
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[2,8]	200,000	197,860
KKR Group Finance Company III LLC
5.13% due 06/01/44[2]	100,000	90,474
Total Financial		301,179,521

Industrial - 2.6%
AP Grange Holdings
6.50% due 03/20/45†††	12,900,000	12,964,500
5.00% due 03/20/45†††	1,400,000	1,400,000
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	5,000,000	5,078,217
Berry Global, Inc.
5.80% due 06/15/31	2,350,000	2,441,566
4.88% due 07/15/26[2]	2,156,000	2,152,001
Boeing Co.
6.53% due 05/01/34	2,770,000	2,968,017
6.86% due 05/01/54	575,000	624,563
3.75% due 02/01/50	841,000	589,463
Howmet Aerospace, Inc.
3.00% due 01/15/29	3,800,000	3,577,716
TD SYNNEX Corp.
6.10% due 04/12/34	1,750,000	1,799,911
2.38% due 08/09/28	1,600,000	1,477,545
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	3,823,365	3,137,716
Vontier Corp.
2.95% due 04/01/31	3,450,000	2,994,480
Amazon.com, Inc.
2.65% due 10/10/42†††	3,348,792	2,724,061
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[2]	2,100,000	2,125,677
Smurfit Kappa Treasury ULC
5.44% due 04/03/34[2]	1,850,000	1,861,373
Flowserve Corp.
3.50% due 10/01/30	1,810,000	1,668,362
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	1,550,000	1,602,013
Stadco LA LLC
3.75% due 05/15/56†††	2,000,000	1,395,429
Owens Corning
5.95% due 06/15/54	1,380,000	1,378,496
Amcor Flexibles North America, Inc.
2.63% due 06/19/30	1,230,000	1,104,388
Cellnex Finance Company S.A.
3.88% due 07/07/41[2]	1,372,000	1,071,655
Sonoco Products Co.
5.00% due 09/01/34	700,000	669,478
GATX Corp.
6.05% due 06/05/54	628,000	631,989
AP Grange Holdings LLC
6.50% due 03/20/45†††	528,325	528,325
CNH Industrial Capital LLC
4.75% due 03/21/28	510,000	510,820
Norfolk Southern Corp.
4.10% due 05/15/21	600,000	426,528
Total Industrial		58,904,289

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
Energy - 2.1%
BP Capital Markets plc
4.88% [8,9]	6,348,000	$6,071,961
6.13% [8,9]	350,000	344,435
ONEOK, Inc.
6.05% due 09/01/33	3,800,000	3,956,530
5.60% due 04/01/44	860,000	800,156
3.95% due 03/01/50	850,000	610,554
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	2,850,000	2,878,437
4.90% due 02/15/45	1,140,000	977,495
Greensaif Pipelines Bidco SARL
5.85% due 02/23/36[2]	1,500,000	1,517,100
6.10% due 08/23/42[2]	800,000	802,390
6.51% due 02/23/42[2]	400,000	417,757
6.13% due 02/23/38[2]	350,000	359,676
Energy Transfer, LP
6.20% due 04/01/55	1,000,000	991,517
7.38% due 02/01/31[2]	710,000	745,447
6.13% due 12/15/45	500,000	491,660
6.05% due 09/01/54	500,000	485,515
DT Midstream, Inc.
5.80% due 12/15/34[2]	2,450,000	2,461,437
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[2]	2,986,000	2,331,852
MPLX, LP
5.95% due 04/01/55	1,300,000	1,252,741
5.50% due 02/15/49	1,080,000	982,141
Boardwalk Pipelines, LP
5.63% due 08/01/34	2,000,000	2,014,953
Enbridge, Inc.
5.63% due 04/05/34	1,900,000	1,930,106
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	1,734,000	1,773,325
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	880,000	1,016,462
5.80% due 03/15/35	725,000	741,098
HF Sinclair Corp.
6.25% due 01/15/35	1,500,000	1,507,521
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2]	1,050,000	1,041,857
Cheniere Energy, Inc.
5.65% due 04/15/34	1,000,000	1,011,585
Texas Eastern Transmission, LP
4.15% due 01/15/48[2]	1,260,000	985,526
Western Midstream Operating, LP
5.30% due 03/01/48	1,140,000	978,749
Targa Resources Corp.
6.50% due 02/15/53	930,000	967,167
TransCanada PipeLines Ltd.
7.63% due 01/15/39	830,000	965,419
Cheniere Energy Partners, LP
5.95% due 06/30/33	750,000	770,272
5.75% due 08/15/34	150,000	152,124
Viper Energy, Inc.
7.38% due 11/01/31[2]	850,000	888,400
NuStar Logistics, LP
6.38% due 10/01/30	534,000	539,882
6.00% due 06/01/26	200,000	200,875
Eni SpA
5.95% due 05/15/54[2]	660,000	645,492
Marathon Petroleum Corp.
6.50% due 03/01/41	480,000	497,334
DCP Midstream Operating, LP
6.45% due 11/03/36[2]	363,000	379,273
Total Energy		47,486,221

Consumer, Cyclical - 1.8%
Choice Hotels International, Inc.
3.70% due 01/15/31	7,340,000	6,722,491
LG Energy Solution Ltd.
5.38% due 04/02/30[2]	2,850,000	2,846,477
5.50% due 07/02/34[2]	1,600,000	1,562,154
Hyatt Hotels Corp.
5.75% due 04/23/30	3,010,000	3,093,542
5.75% due 03/30/32	1,000,000	1,005,376
Delta Air Lines, Inc.
7.00% due 05/01/25[2]	3,014,000	3,018,056
Smithsonian Institution
2.70% due 09/01/44	4,000,000	2,741,735
Alt-2 Structured Trust
2.95% (0 - —%) due 05/14/31◊,†††	2,635,859	2,398,695
British Airways Class A Pass Through Trust
4.25% due 11/15/32[2]	1,764,626	1,698,174
2.90% due 03/15/35[2]	720,153	645,602
Marriott International, Inc.
5.50% due 04/15/37	1,400,000	1,384,386
5.10% due 04/15/32	600,000	597,875
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	1,385,205	1,404,053
Warnermedia Holdings, Inc.
5.14% due 03/15/52	1,640,000	1,195,555
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2]	1,147,500	1,152,446
Polaris, Inc.
6.95% due 03/15/29	1,050,000	1,101,736
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[2]	1,050,000	1,069,820
AutoNation, Inc.
5.89% due 03/15/35	1,010,000	1,008,026
Hasbro, Inc.
6.05% due 05/14/34	980,000	1,005,893
Dick’s Sporting Goods, Inc.
4.10% due 01/15/52	1,380,000	990,789
Darden Restaurants, Inc.
4.55% due 02/15/48	1,200,000	983,318
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[2]	786,750	784,015

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	629,500	$599,487
Ferguson Finance plc
4.65% due 04/20/32[2]	600,000	578,464
General Motors Co.
6.25% due 10/02/43	500,000	481,064
LKQ Corp.
6.25% due 06/15/33	300,000	311,986
Total Consumer, Cyclical		40,381,215

Consumer, Non-cyclical - 1.7%
Smithfield Foods, Inc.
2.63% due 09/13/31[2]	2,500,000	2,125,724
5.20% due 04/01/29[2]	1,200,000	1,198,173
3.00% due 10/15/30[2]	970,000	864,449
BAT Capital Corp.
6.00% due 02/20/34	3,000,000	3,126,383
4.76% due 09/06/49	1,040,000	846,255
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.50% due 01/15/30	2,200,000	2,234,918
3.00% due 05/15/32	1,750,000	1,505,459
CVS Health Corp.
6.75% due 12/10/54[8]	2,170,000	2,160,441
5.05% due 03/25/48	580,000	494,940
Flowers Foods, Inc.
5.75% due 03/15/35	2,150,000	2,168,487
Altria Group, Inc.
4.45% due 05/06/50	1,365,000	1,070,311
3.70% due 02/04/51	1,280,000	881,890
Royalty Pharma plc
3.55% due 09/02/50	2,690,000	1,803,000
GXO Logistics, Inc.
6.25% due 05/06/29	1,250,000	1,289,936
6.50% due 05/06/34	440,000	450,291
Mars, Inc.
5.20% due 03/01/35[2]	1,600,000	1,608,011
Element Fleet Management Corp.
6.32% due 12/04/28[2]	1,500,000	1,577,322
AZ Battery Property LLC
6.73% due 02/20/46†††	1,420,000	1,458,410
Global Payments, Inc.
2.90% due 11/15/31	1,650,000	1,445,442
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	2,250,000	1,315,283
Highmark, Inc.
2.55% due 05/10/31[2]	1,500,000	1,264,976
Universal Health Services, Inc.
2.65% due 10/15/30	1,320,000	1,157,058
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[2]	1,300,000	1,138,416
Imperial Brands Finance plc
3.88% due 07/26/29[2]	1,060,000	1,017,654
Tesco plc
6.15% due 11/15/37[2]	980,000	1,003,961
Becle, SAB de CV
2.50% due 10/14/31[2]	1,050,000	847,170
Triton Container International Ltd.
3.15% due 06/15/31[2]	930,000	806,391
Philip Morris International, Inc.
5.25% due 02/13/34	750,000	757,037
Kraft Heinz Foods Co.
7.13% due 08/01/39[2]	650,000	740,187
Kroger Co.
5.50% due 09/15/54	330,000	311,280
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	200,000	171,579
Total Consumer, Non-cyclical		38,840,834

Utilities - 1.1%
PacifiCorp
7.38% due 09/15/55[8]	2,200,000	2,228,308
NRG Energy, Inc.
2.45% due 12/02/27[2]	1,750,000	1,641,368
7.00% due 03/15/33[2]	480,000	517,486
Liberty Utilities Co.
5.58% due 01/31/29[2]	1,400,000	1,432,893
5.87% due 01/31/34[2]	550,000	560,281
Enel Finance International N.V.
5.50% due 06/15/52[2]	1,080,000	996,443
5.00% due 06/15/32[2]	850,000	837,014
CMS Energy Corp.
6.50% due 06/01/55[8]	1,800,000	1,754,063
AES Corp.
3.95% due 07/15/30[2]	1,362,000	1,277,318
2.45% due 01/15/31	438,000	374,416
Brooklyn Union Gas Co.
6.39% due 09/15/33[2]	800,000	843,295
4.27% due 03/15/48[2]	640,000	501,277
Public Service Company of Colorado
5.35% due 05/15/34	1,100,000	1,105,729
Xcel Energy, Inc.
4.75% due 03/21/28	1,020,000	1,023,822
Florida Power & Light Co.
5.25% due 02/01/41	1,030,000	1,013,349
Arizona Public Service Co.
6.35% due 12/15/32	950,000	1,011,950
Evergy Kansas Central, Inc.
5.70% due 03/15/53	1,000,000	995,058
Appalachian Power Co.
4.40% due 05/15/44	1,200,000	988,364
Entergy Mississippi LLC
3.85% due 06/01/49	1,280,000	955,176
Constellation Energy Generation LLC
6.50% due 10/01/53	900,000	943,578
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[8]	920,000	920,991
Central Storage Safety Project Trust
4.82% due 02/01/38[10]	764,480	709,507
Boston Gas Co.
5.84% due 01/10/35[2]	550,000	563,994

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
Nevada Power Co.
6.65% due 04/01/36	500,000	$550,857
Southern Co.
3.75% due 09/15/51[8]	550,000	534,437
Alexander Funding Trust II
7.47% due 07/31/28[2]	450,000	478,990
Black Hills Corp.
6.00% due 01/15/35	320,000	331,207
Total Utilities		25,091,171

Technology - 0.9%
Foundry JV Holdco LLC
5.88% due 01/25/34[2]	1,900,000	1,904,516
6.20% due 01/25/37[2]	1,000,000	1,030,641
6.15% due 01/25/32[2]	600,000	623,769
6.40% due 01/25/38[2]	550,000	575,809
Entegris, Inc.
4.75% due 04/15/29[2]	3,700,000	3,566,908
Broadcom, Inc.
4.93% due 05/15/37[2]	2,306,000	2,217,179
3.19% due 11/15/36[2]	217,000	178,113
Leidos, Inc.
2.30% due 02/15/31	1,750,000	1,504,386
5.75% due 03/15/33	500,000	512,643
4.38% due 05/15/30	200,000	194,383
Oracle Corp.
3.95% due 03/25/51	2,128,000	1,562,941
Atlassian Corp.
5.50% due 05/15/34	1,450,000	1,472,292
MSCI, Inc.
3.63% due 11/01/31[2]	1,300,000	1,173,638
Constellation Software, Inc.
5.16% due 02/16/29[2]	700,000	710,168
5.46% due 02/16/34[2]	350,000	356,264
Fiserv, Inc.
5.63% due 08/21/33	1,000,000	1,029,493
International Business Machines Corp.
4.65% due 02/10/28	1,010,000	1,016,448
CGI, Inc.
2.30% due 09/14/31	968,000	824,210
Total Technology		20,453,801

Communications - 0.9%
British Telecommunications plc
4.88% due 11/23/81[2,8]	2,900,000	2,651,872
4.25% due 11/23/81[2,8]	500,000	485,282
9.63% due 12/15/30	150,000	183,137
Vodafone Group plc
4.13% due 06/04/81[8]	2,550,000	2,263,702
Paramount Global
4.90% due 08/15/44	1,035,000	800,456
5.25% due 04/01/44	789,000	634,629
5.90% due 10/15/40	666,000	595,171
2.90% due 01/15/27	236,000	228,331
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,350,000	2,166,202
Level 3 Financing, Inc.
4.50% due 04/01/30[2]	2,175,000	1,740,000
11.00% due 11/15/29[2]	359,563	400,748
Fox Corp.
6.50% due 10/13/33	1,650,000	1,767,254
Rogers Communications, Inc.
4.55% due 03/15/52	2,000,000	1,594,841
Prosus N.V.
4.99% due 01/19/52[2]	1,300,000	1,009,682
Nokia Oyj
6.63% due 05/15/39	980,000	1,006,746
Corning, Inc.
5.75% due 08/15/40	790,000	800,598
Discovery Communications LLC
5.00% due 09/20/37	570,000	480,810
CSC Holdings LLC
4.13% due 12/01/30[2]	600,000	434,482
Altice France S.A.
5.13% due 01/15/29[2]	250,000	196,401
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	194,000
Total Communications		19,634,344

Basic Materials - 0.3%
Anglo American Capital plc
5.75% due 04/05/34[2]	1,650,000	1,673,306
3.95% due 09/10/50[2]	300,000	222,691
2.63% due 09/10/30[2]	250,000	222,023
Rio Tinto Finance USA plc
5.25% due 03/14/35	1,000,000	1,007,681
5.75% due 03/14/55	1,000,000	1,001,658
Yamana Gold, Inc.
2.63% due 08/15/31	1,200,000	1,031,771
Fresnillo plc
4.25% due 10/02/50	1,390,000	1,014,390
Southern Copper Corp.
7.50% due 07/27/35	510,000	579,963
Total Basic Materials		6,753,483

Government - 0.0%
Amazon Conservation DAC
6.03% due 01/16/42[2]	1,000,000	997,500

Transporation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	1,980,000	1,989,900
Total Corporate Bonds
(Cost $589,610,979)		561,712,279

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
U.S. GOVERNMENT SECURITIES†† - 24.5%
U.S. Treasury Notes
4.13% due 03/31/31[11]	85,832,400	$86,258,209
4.63% due 04/30/31	60,000,000	61,879,687
4.13% due 11/30/29	59,600,000	60,060,969
3.75% due 08/31/31	44,220,000	43,444,423
4.13% due 11/15/27	25,000,000	25,143,555
4.25% due 11/15/34	25,000,000	25,074,219
4.13% due 10/31/31	21,000,000	21,067,266
3.63% due 09/30/31	7,010,000	6,835,572
3.88% due 08/15/34	6,070,000	5,916,353
3.88% due 10/15/27	3,580,000	3,578,182
3.50% due 09/30/26	3,400,000	3,377,422
3.63% due 03/31/28	3,000,000	2,978,203
4.63% due 02/15/35	200,000	206,625
United States Treasury Inflation Indexed Bonds
1.88% due 07/15/34	39,360,644	39,726,497
2.13% due 04/15/29	23,945,442	24,653,676
1.63% due 10/15/29	20,338,806	20,625,396
1.25% due 04/15/28	10,980,378	10,983,043
2.13% due 01/15/35	7,386,903	7,582,190
1.38% due 07/15/33	2,018,317	1,968,654
U.S. Treasury Bonds
due 05/15/51[5,12]	167,110,000	49,412,823
due 08/15/54[5,12]	39,610,000	10,492,642
due 08/15/53[5,12]	35,000,000	9,557,892
due 05/15/44[5,12]	22,950,000	9,144,236
due 02/15/54[5,12]	28,290,000	7,603,631
due 02/15/52[5,12]	19,980,000	5,723,823
due 02/15/55[5,12]	20,000,000	5,231,445
due 02/15/46[5,12]	10,550,000	3,870,972
due 11/15/44[5,12]	4,600,000	1,789,864
due 11/15/53[5,12]	3,330,000	908,122
Total U.S. Government Securities
(Cost $560,393,035)		555,095,591

ASSET-BACKED SECURITIES†† - 22.0%
Collateralized Loan Obligations - 10.1%
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,2	8,900,000	8,871,428
2024-5A B, 7.50% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,2	3,000,000	2,966,534
LoanCore Issuer Ltd.
2021-CRE5 C, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,2	7,500,000	7,477,505
2021-CRE6 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,2	4,000,000	4,004,719
Octagon Investment Partners 49 Ltd.
2024-5A BR, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,2	8,500,000	8,494,479
Madison Park Funding XLVIII Ltd.
2021-48A C, 6.56% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,2	4,000,000	4,000,077
2021-48A B, 6.01% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,2	4,000,000	3,989,186
Cerberus Loan Funding XLV LLC
2024-1A A, 6.20% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 04/15/36◊,2	6,500,000	6,502,228
2024-1A B, 6.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,2	1,000,000	992,855
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.98% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,2	4,000,000	3,983,818
2021-FL6 C, 6.28% (1 Month Term SOFR + 1.96%, Rate Floor: 1.85%) due 07/16/36◊,2	3,400,000	3,384,877
Owl Rock CLO III Ltd.
2024-3A AR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	5,500,000	5,501,786
2024-3A BR, 6.64% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,2	1,250,000	1,241,389
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.44% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	6,500,000	6,510,612
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.17% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	4,000,000	4,007,477
2021-16A A2R2, 6.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,2	2,000,000	2,003,590
Palmer Square Loan Funding Ltd.
2021-3A C, 7.06% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,2	2,000,000	2,000,835
2023-2A A2, 6.60% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,2	1,500,000	1,501,209
2024-3A BR, 6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/31◊,2	1,500,000	1,500,896

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
2023-2A B, 7.00% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,2	1,000,000	$1,000,476
Owl Rock CLO XVI LLC
2024-16A A, 6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,2	5,000,000	4,999,780
2024-16A B, 6.79% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,2	1,000,000	992,381
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	4,250,000	4,256,874
2021-2A C, 7.41% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,2	1,250,000	1,251,321
LCCM Trust
2021-FL3 AS, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,2	3,950,000	3,938,602
2021-FL3 A, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	1,447,090	1,443,979
FS Rialto
2021-FL2 A, 5.65% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,2	3,092,042	3,084,026
2021-FL3 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,2	2,000,000	1,996,908
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 6.24% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,2	3,000,000	3,009,994
2024-9A CR, 6.69% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,2	2,000,000	2,007,251
Cerberus Loan Funding XLII LLC
2023-3A A1, 6.79% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,2	3,750,000	3,750,554
2023-3A B, 7.66% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,2	1,250,000	1,250,190
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,2	4,700,000	4,699,665
Cerberus Loan Funding XL LLC
2023-1A A, 6.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,2	4,500,000	4,508,773
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,2	3,250,000	3,256,336
2021-9A A1TR, 6.11% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,2	1,000,000	1,001,800
TRTX Issuer Ltd.
2025-FL6 A, 5.87% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	4,200,000	4,190,351
FS Rialto Issuer LLC
2024-FL9 AS, 6.41% (1 Month Term SOFR + 2.09%, Rate Floor: 2.09%) due 10/19/39◊,2	1,800,000	1,797,957
2025-FL10 AS, 5.89% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	1,400,000	1,385,774
2025-FL10 B, 6.15% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,2	1,000,000	986,983
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	3,989,149	3,996,855
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	3,000,000	2,978,274
2024-3A A, 6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,2	1,000,000	1,000,354
BSPDF Issuer Ltd.
2021-FL1 C, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,2	4,000,000	3,938,492
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	3,750,000	3,757,262
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	3,750,000	3,755,934
VOYA CLO
2021-2A A2AR, 6.21% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 06/07/30◊,2	2,550,000	2,552,094
2024-2A B, 6.09% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,2	1,000,000	1,003,206
Cerberus Loan Funding XLVIII LLC
2024-4A B, 6.30% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,2	2,000,000	1,985,863

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
2024-4A AN, 6.10% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,2	1,500,000	$1,500,513
BCRED CLO LLC
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,2	3,400,000	3,406,699
Cerberus Loan Funding XXXIII, LP
2021-3A B, 6.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,2	2,000,000	1,999,502
2021-3A A, 6.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	1,250,000	1,252,288
Owl Rock CLO II Ltd.
2021-2A ALR, 6.11% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,2	3,000,000	3,000,234
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.10% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,500,000	1,500,074
2021-54A B, 6.42% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,2	1,500,000	1,499,645
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,2	3,000,000	2,991,906
Golub Capital Partners CLO 31M Ltd.
2024-31A A1RR, 6.21% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 11/05/37◊,2	1,750,000	1,747,296
2024-31A BRR, 6.46% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/05/37◊,2	1,000,000	990,703
Palmer Square CLO Ltd.
2024-4A BR, 5.99% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,2	1,450,000	1,450,629
2024-4A CR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/37◊,2	1,250,000	1,250,817
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,2	2,500,000	2,494,903
Ares LXIX CLO Ltd.
2024-69A B, 6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/36	2,501,502	2,501,502
KREF Ltd.
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	1,500,000	1,468,677
2021-FL2 C, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,2	1,000,000	988,995
Owl Rock CLO XIX LLC
2024-19A A, 6.27% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/22/37◊,2	2,400,000	2,399,518
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.10% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,2	2,400,000	2,393,316
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A B, due 10/20/38◊,2,4	2,250,000	2,250,000
Madison Park Funding LVIII Ltd.
2024-58A C, 6.75% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,2	1,000,000	1,003,686
2024-58A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/25/37◊,2	1,000,000	999,506
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A C, 6.32% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,2	2,000,000	2,000,292
Owl Rock CLO I LLC
2024-1A ANR, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,2	2,000,000	1,999,865
Cerberus Loan Funding XLVI, LP
2024-2A A, 6.15% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,2	1,500,000	1,501,124
2024-2A B, 6.60% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,2	500,000	496,627
Sound Point CLO XXXI Ltd.
2021-3A B, 6.21% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,2	2,000,000	1,983,110
BRSP Ltd.
2021-FL1 C, 6.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,2	2,000,000	1,958,050
Canyon Capital CLO Ltd.
2018-1A A2R, 6.05% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 01/30/31◊,2	1,900,000	1,896,887
STWD Ltd.
2019-FL1 D, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/38◊,2	1,459,000	1,458,998
Ares LVI CLO Ltd.
2025-56A CR2, 6.20% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 01/25/38	1,402,419	1,402,419

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
Madison Park Funding Ltd.
2024-69A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/25/37◊,2	1,250,000	$1,257,736
LoanCore
2025-CRE8 AS, 5.91% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,2	1,100,000	1,094,576
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,000,000	1,001,384
Carlyle US CLO
2024-4A B, 6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/20/37◊,2	1,000,000	1,001,231
BSPRT Issuer Ltd.
2021-FL7 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,2	1,000,000	1,000,800
Owl Rock CLO VIII LLC
2025-8A A2R, due 04/24/37◊,2,4	1,000,000	1,000,753
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,2	1,000,000	1,000,589
Owl Rock CLO XIII LLC
2023-13A B, 7.66% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,2	1,000,000	1,000,148
Owl Rock CLO X LLC
2023-10A A, 6.74% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,2	1,000,000	1,000,000
BDS LLC
2025-FL14 AS, 5.87% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,2	1,000,000	997,935
BSPRT Issuer LLC
2024-FL11 B, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,2	1,000,000	997,547
Acrec LLC
2025-FL3 B, 6.39% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,2	1,000,000	996,923
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,2	1,000,000	992,474
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.29% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,2	1,000,000	991,201
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 6.59% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,2	1,000,000	991,008
KREF Funding V LLC
6.17% (1 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 06/25/26◊,†††	873,794	870,261
0.15% due 06/25/26†††,6	2,441,709	855
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	788,724	786,412
BXMT Ltd.
2020-FL2 A, 5.58% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,2	772,959	771,787
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.03% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,2	773,000	753,675
Wellfleet CLO Ltd.
2024-2A BR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/18/37◊,2	750,000	746,292
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.50% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2	750,000	742,467
Dryden 37 Senior Loan Fund
2017-37A BR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,2	367,868	367,786
2017-37A CR, 7.81% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,2	333,333	333,453
2015-37A SUB, due 01/15/31[2,13]	298,799	2,529
Sound Point CLO XXIV
2021-3A B1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,2	500,000	495,765
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	360,898	360,898
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.83% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	118,807	118,943
MidOcean Credit CLO VII
2020-7A BR, 6.16% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,2	26,557	26,489
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[2,13]	162,950	375
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[10,13]	700,000	70

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[2,13]	650,000	$65
Total Collateralized Loan Obligations		234,204,017

Whole Business - 2.0%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[2]	2,743,125	2,704,984
2024-1A, 6.51% due 07/30/54[2]	2,044,875	2,081,306
2024-1A, 6.27% due 07/30/54[2]	1,596,000	1,619,332
2024-1A, 6.03% due 07/30/54[2]	798,000	803,736
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[2]	4,186,875	3,857,699
2019-1A, 3.88% due 10/25/49[2]	1,516,000	1,485,535
2024-1A, 6.17% due 01/25/54[2]	1,386,000	1,417,065
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	6,446,250	6,136,923
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[2]	2,170,729	2,112,996
2021-1A, 2.19% due 08/20/51[2]	2,214,675	1,995,228
2020-1A, 4.34% due 01/20/50[2]	954,167	906,962
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[2]	5,076,000	4,983,852
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	3,515,625	3,510,978
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[2]	3,761,840	3,473,580
Wingstop Funding LLC
2024-1A, 5.86% due 12/05/54[2]	1,500,000	1,520,882
2020-1A, 2.84% due 12/05/50[2]	1,231,250	1,161,901
2022-1A, 3.73% due 03/05/52[2]	248,125	234,828
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	2,044,875	2,121,008
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[2]	1,732,500	1,699,923
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[2]	1,299,158	1,278,085
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,181,250	1,169,330
Total Whole Business		46,276,133

Financial - 2.2%
Station Place Securitization Trust
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,2	3,800,000	3,800,000
2024-SP2, 6.03% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2	3,800,000	3,800,000
2024-SP4, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2	3,000,000	3,000,000
2024-SP3, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,2	1,500,000	1,500,000
Project Onyx I
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	4,440,396	4,434,885
KKR Core Holding Company LLC
4.00% due 08/12/31†††	4,601,046	4,194,079
Ceamer Finance LLC
6.79% due 11/15/39†††	2,200,000	2,227,198
6.92% due 11/15/37†††	1,662,449	1,693,870
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 3,530,486	3,807,437
Lightning A
5.50% due 03/01/37†††	3,400,000	3,175,440
Thunderbird A
5.50% due 03/01/37†††	3,400,000	3,175,440
Strategic Partners Fund VIII, LP
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††	3,060,562	3,043,353
LVNV Funding LLC
7.80% due 11/05/28†††	2,900,000	3,040,903
Metis Issuer, LLC
6.89% due 05/15/55	2,400,000	2,400,000
HarbourVest Structured Solutions IV Holdings, LP
7.28% (3 Month Term SOFR + 3.05%, Rate Floor: 0.00%) due 09/15/26◊,†††	1,270,850	1,269,189
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR 728,947	781,053
Project Onyx II
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	1,217,171	1,213,327
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	533,735	527,539
Nassau LLC
2019-1, 3.98% due 08/15/34[10]	438,499	399,487
Total Financial		47,483,200

Transport-Aircraft - 1.9%
AASET Trust
2024-1A, 6.26% due 05/16/49[2]	2,820,339	2,881,963
2021-2A, 2.80% due 01/15/47[2]	2,760,368	2,537,843
2021-1A, 2.95% due 11/16/41[2]	2,266,397	2,140,014
2020-1A, 3.35% due 01/16/40[2]	624,250	599,349
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	3,388,744	3,358,608
2021-1A, 2.43% due 06/15/46[2]	2,526,480	2,331,126
AASET Ltd.
2024-2A, 5.93% due 09/16/49[2]	3,861,915	3,897,160
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[2]	4,084,302	3,798,192
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	3,593,750	3,562,085
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	1,837,886	1,848,516
2021-1A, 3.47% due 01/15/46[2]	1,321,821	1,277,009
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[2]	2,723,213	2,512,819
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[2]	2,350,000	2,360,927

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
ALTDE Trust
2025-1A, 5.90% due 08/15/50[2]	2,138,956	$2,162,307
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[2]	1,336,209	1,286,221
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	1,269,788	1,206,286
Sprite Ltd.
2021-1, 3.75% due 11/15/46[2]	1,216,287	1,167,493
AASET
2025-1A, 5.94% due 02/16/50[2]	1,043,489	1,052,416
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[2]	614,753	593,249
2017-1, 4.58% due 02/15/42[2]	46,720	46,066
WAVE LLC
2019-1, 3.60% due 09/15/44[2]	539,573	502,558
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	392,418	386,540
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[2]	322,339	320,737
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	227,672	220,844
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[2]	151,397	149,087
Total Transport-Aircraft		42,199,415

Infrastructure - 1.6%
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[2]	4,000,000	3,978,148
2025-1A, 5.04% due 03/25/55[2]	3,050,000	2,942,402
2024-1A, 6.28% due 03/25/54[2]	800,000	809,624
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[2]	3,000,000	3,037,058
2024-1A, 5.90% due 03/25/49[2]	1,250,000	1,265,579
2023-1A, 5.90% due 03/25/48[2]	1,000,000	1,008,108
2020-1A, 1.89% due 08/25/45[2]	1,000,000	987,192
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[2]	2,500,000	2,421,914
2024-1A, 5.59% due 05/15/54[2]	2,350,000	2,364,369
2024-1A, 6.64% due 05/15/54[2]	1,250,000	1,274,776
Hotwire Funding LLC
2024-1A, 5.89% due 06/20/54[2]	1,950,000	1,984,693
2021-1, 2.31% due 11/20/51[2]	2,000,000	1,914,184
2023-1A, 5.69% due 05/20/53[2]	1,005,000	1,015,046
2024-1A, 6.67% due 06/20/54[2]	700,000	714,898
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	3,350,000	3,209,481
SBA Tower Trust
1.84% due 04/15/27[2]	3,000,000	2,825,240
Vantage Data Centers Issuer LLC
2020-1A, 1.65% due 09/15/45[2]	1,366,000	1,343,800
2024-1A, 5.10% due 09/15/54[2]	1,100,000	1,086,109
ALLO Issuer LLC
2025-1A, due 04/20/55[2,4]	2,000,000	2,013,906
Blue Stream Issuer LLC
2024-1A, 5.41% due 11/20/54[2]	1,000,000	1,009,271
Total Infrastructure		37,205,798

Net Lease - 1.2%
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[2]	2,207,344	2,052,296
2020-1A, 4.95% due 02/15/50[2]	1,500,000	1,353,252
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[2]	2,687,109	2,700,135
2020-1, 2.28% due 07/15/60[2]	674,589	663,940
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[2]	3,216,146	3,180,726
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[2]	3,570,000	3,055,688
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[2]	2,483,333	2,410,263
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[2]	2,399,236	2,356,597
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[2]	2,479,789	2,203,124
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[2]	1,226,302	1,185,497
2024-3A, 4.55% due 10/15/54[2]	695,625	654,908
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[2]	1,962,500	1,660,905
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.70% due 05/20/54[2]	935,692	955,082
2024-1A, 5.69% due 05/20/54[2]	497,708	505,049
AFN ABSPROP001 LLC
2021-1A, 2.21% due 05/20/51[2]	1,522,195	1,364,546
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[2]	998,989	1,000,828
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[2]	988,958	828,459
Total Net Lease		28,131,295

Single Family Residence - 0.9%
Tricon Residential Trust
2025-SFR1, 5.65% (1 Month Term SOFR + 1.35%, Rate Floor: 1.35%) due 03/17/42◊,2	3,050,000	3,048,019
2021-SFR1, 2.34% due 07/17/38[2]	2,850,000	2,757,415
2023-SFR1, 5.10% due 07/17/40[2]	2,722,000	2,716,513
2023-SFR2, 5.00% due 12/17/40[2]	2,550,000	2,538,478
2024-SFR2, 5.70% due 06/17/40[2]	1,500,000	1,490,820
2024-SFR1, 4.75% due 04/17/41[2]	1,000,000	984,459
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	2,250,000	2,211,624
2020-SFR2, 4.00% due 10/19/37[2]	1,400,000	1,379,472
2020-SFR2, 4.50% due 10/19/37[2]	1,350,000	1,333,083
2020-SFR2, 3.37% due 10/19/37[2]	900,000	884,841
Home Partners of America Trust
2021-3, 2.80% due 01/17/41[2]	904,277	828,674
2021-2, 2.40% due 12/17/26[2]	480,042	455,826
Total Single Family Residence		20,629,224

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~	Value
Transport-Container - 0.5%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	2,316,564	$2,222,988
2021-2A, 2.23% due 04/20/46[2]	1,352,733	1,253,919
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[2]	2,543,750	2,558,252
MC Ltd.
2021-1, 2.63% due 11/05/35[2]	2,684,363	2,503,364
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	1,426,667	1,272,561
CLI Funding VI LLC
2020-1A, 2.08% due 09/18/45[2]	925,060	854,448
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[2]	632,542	565,458
Total Transport-Container		11,230,990

Unsecured Consumer Loans - 0.5%
Regional Management Issuance Trust 2025-1
2025-1, 5.53% due 04/17/34[2]	3,550,000	3,563,388
GreenSky Home Improvement Issuer Trust 2025-1
2025-1A, 5.39% due 03/25/60[2]	2,350,000	2,355,714
Foundation Finance Trust
2024-1A, 5.95% due 12/15/49[2]	2,080,979	2,131,626
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[2]	1,644,879	1,669,645
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[2]	841,583	851,166
Total Unsecured Consumer Loans		10,571,539

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	7,250,000	6,678,905
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[2]	1,100,000	1,024,794
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[2]	1,000,000	919,567
Total Collateralized Debt Obligations		8,623,266

Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	5,100,000	5,330,126
CHEST
7.13% due 03/15/43†††	900,000	930,527
Total Insurance		6,260,653

Asset Backed Securities - 0.1%
Akso Health Group
7.27% due 12/31/44†††	2,000,000	2,051,336
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	1,300,000	1,328,048
Total Asset Backed Securities		3,379,384

Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[2]	1,800,000	1,886,311
2024-1A, 5.85% due 06/20/30[2]	1,300,000	1,325,011
Total Automotive		3,211,322

Total Asset-Backed Securities
(Cost $502,144,099)		499,406,236

SENIOR FLOATING RATE INTERESTS††,◊ - 1.7%
Industrial - 0.6%
XPO, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/28/31	5,875,000	5,858,491
AS Mileage Plan Ltd.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31	5,236,875	5,230,329
United Rentals, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	1,485,000	1,491,965
SkyMiles IP Ltd.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/20/27	573,389	578,481
Standard Industries, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/22/28	475,740	475,183
Total Industrial		13,634,449

Financial - 0.5%
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	5,227,543	5,219,074
Walker & Dunlop, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/06/32	2,850,000	2,832,188
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	1,995,000	1,986,681
Eagle Point Holdings Borrower, LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	1,150,000	1,150,000
Total Financial		11,187,943

Consumer, Cyclical - 0.4%
Wyndham Hotels & Resorts, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30	4,962,500	4,958,976
DK Crown Holdings, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/24/32	3,300,000	3,277,329
Total Consumer, Cyclical		8,236,305

Utilities - 0.1%
NRG Energy, Inc.
6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31	2,970,000	2,962,100

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Face Amount~		Value
Consumer, Non-cyclical - 0.1%
Southern Veterinary Partners LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31		1,006,918	$1,003,505
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31		258,655	245,034
Total Consumer, Non-cyclical			1,248,539

Energy - 0.0%
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26		346,939	346,793
Total Senior Floating Rate Interests
(Cost $37,637,167)			37,616,129

FEDERAL AGENCY BONDS†† - 1.0%
Tennessee Valley Authority Principal Strips
due 06/15/38[5,12]		9,400,000	4,926,878
due 01/15/48[5,12]		9,700,000	2,956,444
due 01/15/38[5,12]		4,000,000	2,131,724
due 09/15/39[5,12]		4,100,000	2,010,115
due 06/15/35[5,12]		1,583,000	993,114
due 12/15/42[5,12]		1,600,000	651,194
Tennessee Valley Authority
5.25% due 02/01/55		3,600,000	3,598,647
4.25% due 09/15/65		2,450,000	2,032,782
5.38% due 04/01/56		600,000	614,003
Federal Farm Credit Bank
3.51% due 06/11/40		3,300,000	2,837,188
U.S. International Development Finance Corp.
due 01/17/26[12]		800,000	886,949
Total Federal Agency Bonds
(Cost $30,750,402)			23,639,038

MUNICIPAL BONDS†† - 0.2%
Texas - 0.1%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40		2,100,000	1,665,605
2.78% due 09/01/34		700,000	582,243
2.69% due 09/01/33		500,000	422,304
2.41% due 09/01/31		450,000	391,561
Total Texas			3,061,713

California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47		1,180,000	1,259,726
2.68% due 02/01/39		1,200,000	923,402
Total California			2,183,128

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		388,889	398,147
Total Municipal Bonds
(Cost $6,524,827)			5,642,988
FOREIGN GOVERNMENT DEBT†† - 0.3%
Panama Government International Bond
4.50% due 01/19/63		2,600,000	1,578,460
4.50% due 04/16/50		1,450,000	920,242
Israel Government International Bond
5.63% due 02/19/35		1,250,000	1,241,940
5.38% due 02/19/30		750,000	755,481
Saudi Government International Bond
5.63% due 01/13/35[2]		1,100,000	1,131,020
Total Foreign Government Debt
(Cost $7,259,591)			5,627,143

	Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $23,342,042)	EUR	21,609,000	92,259
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $23,342,042)	EUR	21,609,000	92,260
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $16,339,105)	EUR	15,126,000	65,189
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $8,217,081)	EUR	7,607,000	32,784
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $7,002,936)	EUR	6,483,000	27,940
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,353,491)	EUR	1,253,000	5,400
Total Foreign Exchange Options			315,832

Total OTC Options Purchased
(Cost $1,014,303)			315,832

OTC INTEREST RATE SWAPTIONS PURCHASED††,14 - 0.2%
Call Swaptions on: Interest Rate Swaptions
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $33,200,000)		33,200,000	710,949

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

	Notional Value	Value
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.80% (Notional Value $61,980,000)	USD 61,980,000	$1,295,413
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $33,200,000)	USD 33,200,000	710,949
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $56,793,000)	GBP 44,000,000	330,979
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.80% (Notional Value $57,567,450)	GBP 44,600,000	253,740
Total Interest Rate Swaptions		3,302,030

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $56,793,000)	GBP 44,000,000	86,785
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $57,567,450)	GBP 44,600,000	44,875
Total Interest Rate Swaptions		131,660

Total OTC Interest Rate Swaptions Purchased
(Cost $1,961,106)		3,433,690

Total Investments - 114.6%
(Cost $2,662,600,213)		2,599,918,856

OTC INTEREST RATE SWAPTIONS WRITTEN††,14 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $57,567,450)	GBP 44,600,000	(100,374)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $56,793,000)	GBP 44,000,000	(185,939)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $33,200,000)	USD 33,200,000	(347,040)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $33,200,000)	USD 33,200,000	(347,039)
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30% (Notional Value $61,980,000)	USD 61,980,000	(629,927)
Total Credit Swaptions		(1,610,319)

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $57,567,450)	GBP 44,600,000	(134,970)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $56,793,000)	GBP 44,000,000	(269,741)
Total Credit Swaptions		(404,711)

Total OTC Interest Rate Swaptions Written
(Premiums received $1,251,422)		$(2,015,030)
Other Assets & Liabilities, net - (14.5)%		(328,991,277)
Total Net Assets - 100.0%		$2,268,912,549

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	113	Mar 2027	$27,286,675	$154,244

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

OTC Credit Default Swap Agreements Protection Purchased††

Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$2,320,000	$(14,175)	$(138,111)	$123,936
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	2,320,000	(288,121)	(328,941)	40,820
						$(302,296)	$(467,052)	$164,756

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.06%	Annually	01/06/28	$90,000,000	$865,301	$483	$864,818
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.90%	Annually	12/04/27	88,800,000	463,562	465	463,097
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	25,478,652	453,891	242	453,649
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.32%	Annually	07/02/27	32,600,000	419,494	174	419,320
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	98,748,000	379,395	144	379,251
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.96%	Annually	10/16/25	95,000,000	358,729	145	358,584
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.98%	Annually	02/06/27	70,000,000	257,365	293	257,072
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.39%	Annually	08/02/29	43,670,000	(176,161)	355	(176,516)
								$3,021,576	$2,301	$3,019,275

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	EUR	Sell	3,885,000	4,255,629 USD	04/15/25	$48,563
Goldman Sachs International	GBP	Buy	44,000	56,723 USD	04/15/25	120
Barclays Bank plc	GBP	Sell	20,000	25,918 USD	04/15/25	80
Barclays Bank plc	GBP	Buy	45,000	58,265 USD	04/15/25	(131)
Citibank, N.A.	GBP	Sell	85,000	109,611 USD	04/15/25	(198)
Bank of America, N.A.	EUR	Sell	660,000	697,270 USD	05/27/25	(19,163)
						$29,271

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$61,980,000	$1,295,413
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	33,200,000	710,949
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	33,200,000	710,949
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	56,793,000	330,979
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	57,567,450	253,740
								$3,302,030
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	56,793,000	$86,785
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	57,567,450	44,875
								$131,660

OTC Interest Rate Swaptions Written
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	$57,567,450	$(100,374)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	56,793,000	(185,939)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	33,200,000	(347,040)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	33,200,000	(347,039)
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	61,980,000	(629,927)
								$(1,610,319)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	57,567,450	$(134,970)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	56,793,000	(269,741)
								$(404,711)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $904,270,357 (cost $923,298,636), or 39.9% of total net assets.

[3]	Rate indicated is the 7-day yield as of March 31, 2025.
[4]	Security is unsettled at period end and may not have a stated effective rate.
[5]	Security is a principal-only strip.
[6]	Security is an interest-only strip.
[7]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[8]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[9]	Perpetual maturity.
[10]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,109,064 (cost $1,218,204), or 0.0% of total net assets — See Note 10.

[11]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[12]	Zero coupon rate security.
[13]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[14]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,587	$—	$62	$8,649
Preferred Stocks	—	34,687,693	31	34,687,724
Warrants	69	—	26	95
Money Market Funds	33,910,295	—	—	33,910,295
Collateralized Mortgage Obligations	—	834,977,764	3,845,403	838,823,167
Corporate Bonds	—	516,984,418	44,727,861	561,712,279
U.S. Government Securities	—	555,095,591	—	555,095,591
Asset-Backed Securities	—	444,211,370	55,194,866	499,406,236
Senior Floating Rate Interests	—	36,466,129	1,150,000	37,616,129
Federal Agency Bonds	—	23,639,038	—	23,639,038
Municipal Bonds	—	5,642,988	—	5,642,988
Foreign Government Debt	—	5,627,143	—	5,627,143
Options Purchased	—	315,832	—	315,832
Interest Rate Swaptions Purchased	—	3,433,690	—	3,433,690
Interest Rate Futures Contracts**	154,244	—	—	154,244
Credit Default Swap Agreements**	—	164,756	—	164,756
Interest Rate Swap Agreements**	—	3,195,791	—	3,195,791
Forward Foreign Currency Exchange Contracts**	—	48,763	—	48,763
Total Assets	$34,073,195	$2,464,490,966	$104,918,249	$2,603,482,410

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$2,015,030	$—	$2,015,030
Interest Rate Swap Agreements**	—	176,516	—	176,516
Forward Foreign Currency Exchange Contracts**	—	19,492	—	19,492
Total Liabilities	$—	$2,211,038	$—	$2,211,038

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$25,999,841	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	15,043,928	Yield Analysis	Yield	5.2%-7.4%	6.8%
Asset-Backed Securities	12,100,855	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	2,050,242	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	3,845,403	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	62	Model Price	Liquidation Value	—	—
Corporate Bonds	27,436,341	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	14,364,500	Third Party Pricing	Broker Quote	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Corporate Bonds	$2,398,695	Yield Analysis	Yield	6.1%	—
Corporate Bonds	528,325	Third Party Pricing	Trade Price	—	—
Preferred Stocks	31	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	1,150,000	Model Price	Purchase Price	—	—
Warrants	26	Model Price	Liquidation Value	—	—
Total Assets	$104,918,249

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had securities with a total value of $31 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets								Liabilities
	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$47,319,570	$3,964,242	$40,070,150	$766,667	$26	$62	$—	$92,120,717	$—
Purchases/(Receipts)	12,515,556	—	5,596,221	383,333	—	—	—	18,495,110	—
(Sales, maturities and paydowns)/Fundings	(4,443,635)	(30,255)	(451,460)	—	—	—	—	(4,925,350)	—
Amortization of premiums/discounts	(10,917)	(7,935)	1,606	—	—	—	—	(17,246)	—
Total realized gains (losses) included in earnings	13,576	—	—	—	—	—	—	13,576	—
Total change in unrealized appreciation (depreciation) included in earnings	(199,284)	(80,649)	(488,656)	—	—	—	—	(768,589)	—
Transfers into Level 3	—	—	—	—	—	—	31	31	—
Ending Balance	$55,194,866	$3,845,403	$44,727,861	$1,150,000	$26	$62	$31	$104,918,249	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$(199,284)	$(80,649)	$(488,656)	$—	$—	$—	$—	$(768,589)	$—

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
CORE BOND FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
BRAVO Residential Funding Trust 2023-NQM8, 7.10% due 10/25/63	8.10%	11/01/27
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28
BRAVO Residential Funding Trust 2024-CES1, 6.38% due 04/25/54	7.38%	04/01/28
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27
BRAVO Residential Funding Trust 2025-NQM2 2025-NQM2, 5.83% due 11/25/64	6.83%	02/01/29
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70	6.89%	01/01/29
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29
EFMT 2025-CES1, 5.73% due 01/25/60	6.73%	02/01/29
Ellington Financial Mortgage Trust 2024-CES1, 5.52% due 01/26/60	6.52%	12/01/28
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64	6.85%	12/01/28
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28
OBX Trust 2024-NQM15, 5.57% due 10/25/64	6.57%	10/01/28
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
CORE BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27
Verus Securitization Trust 2025-1, 5.98% due 01/25/70	6.98%	01/01/29
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments, at value (cost $2,662,600,213)	$2,599,918,856
Foreign currency, at value (cost $84,024)	84,024
Cash	440,285
Segregated cash with broker	279,029
Unamortized upfront premiums paid on interest rate swap agreements	2,301
Unrealized appreciation on OTC swap agreements	164,756
Unrealized appreciation on forward foreign currency exchange contracts	48,763
Prepaid expenses	108,842
Receivables:
Securities sold	369,895,194
Interest	18,976,008
Fund shares sold	2,164,065
Foreign tax reclaims	9,067
Variation margin on futures contracts	2,825
Total assets	2,992,094,015

Liabilities:
Options written, at value (premiums received $1,251,422)	2,015,030
Segregated cash due to broker	4,158,366
Unamortized upfront premiums received on credit default swap agreements	467,052
Unrealized depreciation on forward foreign currency exchange contracts	19,492
Payable for:
Securities purchased	708,471,760
Fund shares redeemed	4,554,508
Distributions to shareholders	680,160
Management fees	597,765
Variation margin on interest rate swap agreements	71,740
Transfer agent/maintenance fees	56,857
Distribution and service fees	49,256
Protection fees on credit default swap agreements	7,733
Fund accounting/administration fees	7,247
Trustees’ fees*	1,502
Due to Investment Adviser	50
Miscellaneous	2,022,948
Total liabilities	723,181,466
Net assets	$2,268,912,549

Net assets consist of:
Paid in capital	$2,507,628,239
Total distributable earnings (loss)	(238,715,690)
Net assets	$2,268,912,549
Class A:
Net assets	$135,410,269
Capital shares outstanding	8,279,838
Net asset value per share	$16.35
Maximum offering price per share (Net asset value divided by 96.00%)	$17.03

Class C:
Net assets	$22,436,701
Capital shares outstanding	1,377,715
Net asset value per share	$16.29

Class P:
Net assets	$21,943,960
Capital shares outstanding	1,340,438
Net asset value per share	$16.37

Institutional Class:
Net assets	$2,089,121,619
Capital shares outstanding	127,877,408
Net asset value per share	$16.34

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

CORE BOND FUND

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2025

Investment Income:
Dividends	$35,037
Interest (net of foreign withholding tax of $9)	54,466,148
Total investment income	54,501,185

Expenses:
Management fees	4,128,778
Distribution and service fees:
Class A	168,321
Class C	113,428
Class P	29,147
Transfer agent/maintenance fees:
Class A	81,449
Class C	7,490
Class P	11,684
Institutional Class	929,180
Fund accounting/administration fees	397,082
Professional fees	91,159
Line of credit fees	26,454
Trustees’ fees*	25,359
Custodian fees	182
Miscellaneous	119,849
Recoupment of previously waived fees:
Class C	2,571
Class P	3,073
Total expenses	6,135,206
Less:
Expense reimbursed by Adviser:
Class A	(22,446)
Class C	(401)
Class P	(4,506)
Institutional Class	(467,972)
Expenses waived by Adviser	(359,588)
Total waived/reimbursed expenses	(854,913)
Net expenses	5,280,293
Net investment income	49,220,892

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(17,296,948)
Swap agreements	(788,725)
Futures contracts	1,327,538
Options purchased	(498,480)
Options written	406,068
Forward foreign currency exchange contracts	80,289
Foreign currency transactions	(89,632)
Net realized loss	(16,859,890)
Net change in unrealized appreciation (depreciation) on:
Investments	(20,321,980)
Swap agreements	(4,587,477)
Futures contracts	(1,497,575)
Options purchased	774,113
Options written	(763,608)
Forward foreign currency exchange contracts	58,815
Foreign currency translations	9,315
Net change in unrealized appreciation (depreciation)	(26,328,397)
Net realized and unrealized loss	(43,188,287)
Net increase in net assets resulting from operations	$6,032,605

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$49,220,892	$90,283,596
Net realized loss on investments	(16,859,890)	(46,494,556)
Net change in unrealized appreciation (depreciation) on investments	(26,328,397)	178,347,455
Net increase in net assets resulting from operations	6,032,605	222,136,495

Distributions to shareholders:
Class A	(2,924,907)	(5,572,388)
Class C	(410,229)	(813,243)
Class P	(505,574)	(1,134,659)
Institutional Class	(44,955,933)	(81,533,571)
Total distributions to shareholders	(48,796,643)	(89,053,861)

Capital share transactions:
Proceeds from sale of shares
Class A	16,837,179	36,111,802
Class C	3,414,593	6,006,562
Class P	1,269,161	5,823,351
Institutional Class	561,570,269	1,248,197,694
Distributions reinvested
Class A	2,686,304	5,100,462
Class C	351,001	724,884
Class P	505,574	1,130,342
Institutional Class	41,746,490	77,395,407
Cost of shares redeemed
Class A	(19,061,331)	(29,449,474)
Class C	(3,619,288)	(7,509,799)
Class P	(4,066,190)	(12,856,110)
Institutional Class	(383,356,902)	(917,116,326)
Net increase from capital share transactions	218,276,860	413,558,795
Net increase in net assets	175,512,822	546,641,429

Net assets:
Beginning of period	2,093,399,727	1,546,758,298
End of period	$2,268,912,549	$2,093,399,727

Capital share activity:
Shares sold
Class A	1,036,331	2,242,770
Class C	211,123	372,815
Class P	78,438	359,191
Institutional Class	34,626,279	78,174,273
Shares issued from reinvestment of distributions
Class A	165,147	317,202
Class C	21,668	45,306
Class P	31,047	70,321
Institutional Class	2,568,715	4,816,891
Shares redeemed
Class A	(1,177,176)	(1,831,649)
Class C	(223,409)	(471,900)
Class P	(250,908)	(802,798)
Institutional Class	(23,678,546)	(57,378,056)
Net increase in shares	13,408,709	25,914,366

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

CORE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$16.70	$15.56	$15.95	$20.06	$20.53	$18.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.73	.67	.46	.44	.37
Net gain (loss) on investments (realized and unrealized)	(.36)	1.13	(.41)	(3.84)	(.01)	1.63
Total from investment operations	—	1.86	.26	(3.38)	.43	2.00
Less distributions from:
Net investment income	(.35)	(.72)	(.65)	(.47)	(.47)	(.41)
Net realized gains	—	—	—	(.26)	(.43)	—
Total distributions	(.35)	(.72)	(.65)	(.73)	(.90)	(.41)
Net asset value, end of period	$16.35	$16.70	$15.56	$15.95	$20.06	$20.53

Total Return[c]	0.28%	12.27%	1.46%	(17.30%)	2.09%	10.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$135,410	$137,883	$117,100	$112,084	$151,026	$218,856
Ratios to average net assets:
Net investment income (loss)	4.38%	4.54%	4.12%	2.53%	2.20%	1.87%
Total expenses[d]	0.82%	0.93%	0.92%	0.82%	0.85%	0.85%
Net expenses[e,f,g]	0.76%	0.83%	0.83%	0.78%	0.79%	0.79%
Portfolio turnover rate	30%	89%	88%	49%	103%	126%

Class C	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$16.63	$15.49	$15.88	$19.97	$20.45	$18.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.60	.55	.33	.29	.22
Net gain (loss) on investments (realized and unrealized)	(.34)	1.14	(.42)	(3.83)	(.03)	1.64
Total from investment operations	(.05)	1.74	.13	(3.50)	.26	1.86
Less distributions from:
Net investment income	(.29)	(.60)	(.52)	(.33)	(.31)	(.27)
Net realized gains	—	—	—	(.26)	(.43)	—
Total distributions	(.29)	(.60)	(.52)	(.59)	(.74)	(.27)
Net asset value, end of period	$16.29	$16.63	$15.49	$15.88	$19.97	$20.45

Total Return[c]	(0.09%)	11.49%	0.68%	(17.90%)	1.34%	9.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,437	$22,759	$22,027	$20,970	$33,407	$33,163
Ratios to average net assets:
Net investment income (loss)	3.66%	3.80%	3.39%	1.78%	1.46%	1.13%
Total expenses[d]	1.54%	1.63%	1.66%	1.61%	1.61%	1.62%
Net expenses[e,f,g]	1.50%	1.59%	1.59%	1.53%	1.54%	1.54%
Portfolio turnover rate	30%	89%	88%	49%	103%	126%

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CORE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$16.72	$15.57	$15.96	$20.07	$20.55	$18.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.72	.66	.46	.44	.36
Net gain (loss) on investments (realized and unrealized)	(.35)	1.15	(.41)	(3.84)	(.02)	1.64
Total from investment operations	—	1.87	.25	(3.38)	.42	2.00
Less distributions from:
Net investment income	(.35)	(.72)	(.64)	(.47)	(.47)	(.41)
Net realized gains	—	—	—	(.26)	(.43)	—
Total distributions	(.35)	(.72)	(.64)	(.73)	(.90)	(.41)
Net asset value, end of period	$16.37	$16.72	$15.57	$15.96	$20.07	$20.55

Total Return	0.28%	12.25%	1.50%	(17.30%)	2.04%	10.67%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,944	$24,778	$28,885	$53,203	$89,223	$60,534
Ratios to average net assets:
Net investment income (loss)	3.48%	4.53%	4.10%	2.49%	2.17%	1.86%
Total expenses[d]	0.83%	0.87%	1.01%	0.94%	0.90%	0.91%
Net expenses[e,f,g]	0.76%	0.84%	0.82%	0.78%	0.79%	0.79%
Portfolio turnover rate	30%	89%	88%	49%	103%	126%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

CORE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$16.68	$15.54	$15.92	$20.03	$20.51	$18.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.77	.71	.52	.50	.42
Net gain (loss) on investments (realized and unrealized)	(.34)	1.13	(.40)	(3.85)	(.03)	1.65
Total from investment operations	.04	1.90	.31	(3.33)	.47	2.07
Less distributions from:
Net investment income	(.38)	(.76)	(.69)	(.52)	(.52)	(.47)
Net realized gains	—	—	—	(.26)	(.43)	—
Total distributions	(.38)	(.76)	(.69)	(.78)	(.95)	(.47)
Net asset value, end of period	$16.34	$16.68	$15.54	$15.92	$20.03	$20.51

Total Return	0.43%	12.61%	1.80%	(17.09%)	2.34%	11.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,089,122	$1,907,980	$1,378,747	$1,082,805	$1,382,711	$1,139,109
Ratios to average net assets:
Net investment income (loss)	4.68%	4.84%	4.43%	2.84%	2.49%	2.17%
Total expenses[d]	0.55%	0.59%	0.65%	0.60%	0.60%	0.58%
Net expenses[e,f,g]	0.47%	0.53%	0.55%	0.49%	0.50%	0.50%
Portfolio turnover rate	30%	89%	88%	49%	103%	126%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	—	—	0.01%	0.01%	0.01%	0.00%*
Class C	0.02%	0.04%	0.01%	0.00%*	—	0.00%*
Class P	0.03%	0.05%	0.00%*	—	—	0.00%*
Institutional Class	—	0.01%	0.00%*	—	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.76%	0.76%	0.76%	0.77%	0.78%	0.78%
Class C	1.50%	1.51%	1.52%	1.52%	1.53%	1.53%
Class P	0.76%	0.76%	0.76%	0.77%	0.78%	0.78%
Institutional Class	0.47%	0.47%	0.47%	0.48%	0.49%	0.49%

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 1.3%

Consumer, Cyclical - 0.8%
Alimentation Couche-Tard Inc.*,†††	372,351	$6,329,961
SHO Holding I Corp.*,†††	178	140,023
Total Consumer, Cyclical		6,469,984

Industrial - 0.4%
API Heat Transfer Intermediate*,†††	2,105	2,871,492
BP Holdco LLC*,†††,1	244,278	199,683
YAK BLOCKER 2 LLC†††	15,530	26,257
YAK BLOCKER 2 LLC†††	14,354	24,269
Vector Phoenix Holdings, LP*,†††	244,278	5,169
Targus, Inc.†††	12,773	226
Targus, Inc.*,†††	12,773	1
Total Industrial		3,127,097

Consumer, Non-cyclical - 0.1%
Endo, Inc.*	20,157	483,768

Communications - 0.0%
Xplore, Inc.*,††	114,139	318,951

Energy - 0.0%
Permian Production Partners LLC*,†††	401,481	3,966

Total Common Stocks
(Cost $10,083,757)		10,403,766

RIGHTS††† - 0.0%
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49	16,664	89,963
Total Rights
(Cost $2)		89,963

EXCHANGE-TRADED FUND***,† - 2.4%
SPDR Blackstone Senior Loan ETF	487,631	20,056,263
Total Exchange-Traded Fund
(Cost $20,187,796)		20,056,263

MONEY MARKET FUND***,† - 3.6%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.14%[2]	30,304,002	30,304,002
Total Money Market Fund
(Cost $30,304,002)		30,304,002

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 88.0%
Consumer, Cyclical - 17.9%
Allwyn Entertainment Financing US LLC
due 06/02/31	6,381,919	6,299,465
PetSmart LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	6,127,750	6,017,941
Eagle Parent Corp.
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	6,183,750	5,867,946
Restaurant Brands
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	5,289,028	5,230,478
Congruex Group LLC
10.90% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[3]	5,969,058	5,193,081
Flutter Entertainment plc
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 11/30/30	4,959,900	4,927,115
Peer Holding III BV
6.80% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/28/30	3,741,725	3,734,728
6.80% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	990,000	987,277
Alterra Mountain Co.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28	4,638,048	4,626,452
Cedar Fair LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/01/31	4,466,250	4,448,385
Grant Thornton Advisors LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/02/31	4,438,178	4,411,815
Prime Security Services Borrower LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30	3,559,450	3,541,653
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/06/32	858,256	847,064
Entain Holdings (Gibraltar) Ltd.
6.90% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 03/29/27	2,626,434	2,625,489
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	1,588,000	1,588,492
Thevelia US LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	3,895,815	3,881,206
Caesars Entertainment, Inc.
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	2,402,491	2,382,671
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	1,394,000	1,383,545
Scientific Games Corp.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	3,678,373	3,654,353
Belron Finance US LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	3,426,413	3,415,722
Galaxy US Opco, Inc.
9.29% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/31/30	4,034,985	3,373,691

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Petco Health And Wellness Company, Inc.
7.81% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/03/28	3,632,225	$3,300,785
Imagefirst Holdings LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32	3,220,000	3,207,925
Life Time, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/05/31	3,185,000	3,175,445
CCRR Parent, Inc.
8.82% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	7,326,320	3,040,423
Rent-A-Center, Inc.
7.04% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	3,011,967	3,000,672
AmSpec Parent LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/22/31	2,938,137	2,932,643
Blue Ribbon LLC
12.31% (1 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	2,405,128	1,788,814
12.29% (3 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	863,242	841,661
Apro LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	2,636,750	2,625,227
Packers Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	4,383,745	2,515,174
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/29/30	2,472,463	2,472,463
Secretariat Advisors LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/21/32	2,400,115	2,388,115
Seren BidCo AB
7.49% (3 Month SOFR + 3.15%, Rate Floor: 3.65%) due 11/16/28	2,128,500	2,121,582
7.74% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	129,673	129,252
Seaworld Parks & Entertainment, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31	2,089,500	2,071,217
EG Finco Ltd.
6.86% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 02/07/28	EUR 1,701,857	1,841,416
8.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/07/28	207,343	207,196
Tripadvisor, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	2,084,762	2,043,317
Holding Socotec SAS
due 06/30/28	2,020,000	2,017,475
Clarios Global, LP
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30	2,031,205	2,000,737
Alexander Mann
10.44% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,941,632	1,876,102
Sweetwater Sound
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,871,780	1,862,421
Citrin Cooperman Advisors LLC
due 03/05/32	1,756,667	1,742,403
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	1,873,507	1,735,336
Frontdoor, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31	1,591,013	1,589,024
PCI Gaming Authority, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	1,566,654	1,550,110
Bulldog Purchaser, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/28/31	1,541,960	1,535,854
Ontario Gaming GTA, LP
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	1,559,401	1,532,892
BIFM CA Buyer, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/31/28	1,496,078	1,494,837
MX Holdings US, Inc.
due 02/19/32	1,486,356	1,480,782
Go Daddy Operating Company LLC
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/09/29	1,428,888	1,420,601
DK Crown Holdings, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/24/32	1,376,070	1,366,616
Fertitta Entertainment LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29	1,372,923	1,350,311
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 4.00%) due 02/28/30[3]	1,316,132	1,316,132
Mavis Tire Express Services TopCo Corp.
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/04/28	1,151,714	1,143,226
Station Casinos LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31	826,650	821,483
1-800 Contacts
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 3.25%) due 11/08/32	677,769	672,896
Dealer Tire LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31	557,204	553,721
CHG Healthcare Services, Inc.
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 09/29/28	510,422	509,432

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Hilton Worldwide Finance LLC
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/08/30	427,249	$426,642
WW International, Inc.
8.05% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,653,750	411,784
SHO Holding I Corp.
10.94% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	261,960	259,985
11.44% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) (in-kind rate was 5.00%) due 06/30/29†††,3	96,423	84,852
American Tire Distributors, Inc.
due 10/20/28†††,5	2,730,000	3
Total Consumer, Cyclical		148,897,553

Industrial - 17.2%
Arcline FM Holdings, LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/23/28	9,303,835	9,243,360
Pelican Products, Inc.
8.81% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	8,867,645	8,102,810
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	5,934,588	5,654,179
Park River Holdings, Inc.
7.82% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	5,892,788	5,391,901
White Cap Supply Holdings LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	4,912,122	4,754,247
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/28/31	3,183,151	3,163,383
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	1,522,350	1,513,353
Michael Baker International LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	4,629,604	4,614,187
Quikrete Holdings, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	2,590,000	2,558,273
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	1,327,477	1,313,459
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	720,000	711,302
Amentum Holdings, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/31	4,653,070	4,490,213
Fugue Finance LLC
7.50% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/09/32	4,499,936	4,490,081
Duran Group Holding GmbH
8.55% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 05/31/26	EUR 4,527,760	4,483,173
DXP Enterprises, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	4,429,790	4,414,551
DG Investment Intermediate Holdings 2, Inc.
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	4,438,219	4,404,932
LBM Acquisition LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	4,230,367	3,892,995
Hobbs & Associates LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	3,750,362	3,692,532
Engineered Machinery Holdings, Inc.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/19/28	3,449,301	3,447,162
United Airlines, Inc.
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	3,348,266	3,335,107
Aegion Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	3,290,057	3,266,237
American Bath Group LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	3,199,507	2,952,345
Merlin Buyer, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	2,925,226	2,866,722
Protective Industrial Products, Inc.
8.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	2,896,753	2,780,883
Genesee & Wyoming, Inc.
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	2,676,550	2,650,132
Engineering Research And Consulting LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	2,543,625	2,518,189
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	2,464,324	2,459,715
Cube A&D Buyer, Inc.
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/17/31	2,388,768	2,368,869
Anchor Packaging LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	2,218,850	2,215,611
ASP Dream Acquisiton Co. LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	2,255,836	2,176,882
Brown Group Holding LLC
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	1,996,443	1,983,406

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
6.81% ((1 Month Term SOFR + 2.50%) and (3 Month Term SOFR + 2.50%), Rate Floor: 3.00%) due 07/01/31	186,096	$184,818
API Heat Transfer Transfer Thermasys Corp.
12.56% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	1,369,327	1,369,327
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	794,551	794,551
Atlantic Aviation
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	2,164,575	2,146,306
Foundation Building Materials Holding Company LLC
8.29% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	2,277,000	2,064,488
STS Operating, Inc.
8.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	1,995,840	1,911,376
Artera Services LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	1,935,450	1,831,149
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	1,825,000	1,806,750
Jefferies Finance LLC
6.67% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/02/32	1,735,000	1,731,756
Osmose Utility Services, Inc.
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	1,733,776	1,708,636
Red SPV LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/06/32	1,715,350	1,702,485
Air Canada
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	1,643,400	1,621,313
Albion Financing 3 SARL
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/16/29	1,604,444	1,602,936
NA Rail HoldCo LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/26/32	1,515,000	1,515,000
Madison Safety & Flow LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31	1,361,943	1,358,960
ProAmpac PG Borrower LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,212,598	1,203,503
FCG Acquisitions, Inc.
7.55% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	1,166,977	1,157,127
Vista Management Holding, Inc.
due 03/26/31	926,945	919,993
Standard Industries, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/22/28	834,640	833,664
Savage Enterprises LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 09/15/28	769,243	767,212
Knife River Corp.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/19/32	732,082	729,337
Ring Container Technologies Group, LLC
7.07% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/28	714,159	712,552
MI Windows And Doors LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	724,525	710,339
SiteOne Landscaping Supply Holding LLC
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 03/23/30	698,250	696,504
American Residential Services LLC
7.54% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/02/32	562,073	559,262
Total Industrial		143,549,535

Financial - 13.4%
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	6,380,856	6,370,519
Apex Group Treasury LLC
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	5,444,407	5,420,615
Corpay, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	5,124,282	5,106,655
Nexus Buyer LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	5,127,871	5,094,745
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	4,917,675	4,879,268
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	4,777,994	4,717,791
Focus Financial Partners LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/15/31	3,559,577	3,532,685
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	745,000	737,088
Ardonagh Midco 3 plc
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31	4,199,682	4,141,937
Orion Advisor Solutions, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	4,139,907	4,134,443
Pex Holdings LLC
6.97% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/26/31	4,017,253	3,987,123

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Asurion LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	3,928,319	$3,873,087
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	3,994,467	3,781,841
Cobham Ultra SeniorCo SARL
8.43% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	3,665,737	3,648,948
GIP Pilot Acquisition Partners LP
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/04/30	3,598,989	3,578,763
Trans Union LLC
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 06/24/31	3,259,330	3,247,923
Virtu Financial
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	3,085,000	3,083,087
HighTower Holding LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32	2,778,783	2,756,220
Tegra118 Wealth Solutions, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	2,769,575	2,751,102
Capstone Borrower, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/17/30	2,753,696	2,737,862
Franchise Group, Inc.
9.30% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	4,096,986	1,667,474
13.57% (1 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 04/30/25	1,026,626	1,026,626
Franklin Square Holdings, LP
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/25/31	2,700,334	2,693,583
Amwins Group, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	2,600,519	2,577,661
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	2,514,437	2,508,956
Delos Aircraft Leasing
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/31/27	2,508,571	2,507,668
USI, Inc.
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/22/29	2,511,936	2,485,636
Alliant Holdings Intermediate LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	2,492,159	2,475,188
Harbourvest Partners LP
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30	2,447,107	2,444,048
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	2,374,050	2,364,150
Starwood Property Mortgage LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/02/30	2,006,601	1,997,833
Assetmark Financial Holdings, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	1,795,500	1,781,477
Alter Domus
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/30/31	1,758,919	1,759,869
CPI Holdco B LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	1,610,963	1,593,177
Aretec Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	1,599,323	1,584,401
AqGen Island Holdings, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	1,386,324	1,374,624
Walker & Dunlop, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/06/32	1,342,037	1,333,649
Total Financial		111,757,722

Technology - 13.1%
Polaris Newco LLC
8.30% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28	5,878,173	5,615,889
CACI International, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/30/31	5,486,250	5,455,417
Wrench Group LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	5,329,888	5,050,069
Boxer Parent Co., Inc.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	5,119,864	5,024,737
DCert Buyer, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	5,120,735	4,972,234
Planview Parent, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	4,751,629	4,694,609
CoreLogic, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	4,689,829	4,591,155
Ascend Learning, LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/11/28	4,574,379	4,514,729
Sabre GLBL, Inc.
9.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	3,296,299	3,165,832
10.42% (1 Month Term SOFR + 6.00%, Rate Floor: 7.50%) due 11/15/29	1,004,456	977,822
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	343,129	328,975

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	4,465,187	$4,452,194
DS Admiral Bidco LLC
8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	4,622,109	4,431,447
Xerox Corp.
8.28% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	4,586,391	4,361,383
Iron Mountain Information Management Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	4,313,170	4,283,539
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	3,998,416	3,998,416
Conair Holdings LLC
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	4,627,097	3,977,638
Gen Digital, Inc.
due 02/13/32	2,610,000	2,581,943
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	1,232,794	1,225,471
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29	3,629,754	3,592,622
Indicor LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/22/29	3,024,208	3,006,396
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	2,740,681	2,726,484
Modena Buyer LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	2,637,804	2,550,967
Instructure Holdings, Inc.
7.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/13/31	2,531,602	2,510,438
Athenahealth Group, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/15/29	2,519,431	2,484,008
Zuora, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/14/32	2,247,291	2,213,581
Project Ruby Ultimate Parent Corp.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/10/28	1,995,000	1,987,020
Kaseya, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/05/32	1,913,705	1,905,342
World Wide Technology Holding Company LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	1,872,239	1,867,558
Central Parent LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	2,091,266	1,789,601
Dun & Bradstreet Corp.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/18/29	1,541,923	1,537,821
Dye & Durham Corp.
8.40% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 04/11/31	1,428,214	1,428,214
RealPage, Inc.
7.56% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/24/28	1,228,016	1,210,369
Storable, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/16/31	1,167,000	1,159,345
Leia Finco US LLC
7.54% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	1,088,047	1,075,806
Waystar Technologies, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/22/29	814,032	809,620
Imprivata, Inc.
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/01/27	632,227	631,348
Clearwater Analytics, LLC
due 02/10/32	500,000	497,500
Total Technology		108,687,539

Consumer, Non-cyclical -11.9%
Bombardier Recreational Products, Inc.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	6,337,922	6,263,198
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	6,515,848	6,216,510
Weber-Stephen Products LLC
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	6,259,706	6,045,812
Medical Solutions Parent Holdings, Inc.
7.89% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	9,028,965	5,760,480
National Mentor Holdings, Inc.
8.17% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	5,295,332	5,120,163
8.15% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	178,672	172,761
Recess Holdings, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	4,809,745	4,803,732
Dermatology Intermediate Holdings III, Inc.
8.54% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	5,097,450	4,776,106
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	4,743,499	4,493,706

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Del Monte Foods, Inc.
8.72% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/02/28	3,337,747	$2,131,986
15.47% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) (in-kind rate was 3.00%) due 08/02/28[3]	2,089,941	2,069,042
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	4,161,561	4,130,515
Outcomes Group Holdings, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31	3,868,814	3,863,978
TGP Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	4,192,130	3,814,335
Southern Veterinary Partners LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	3,550,473	3,538,437
Hayward Industries, Inc.
6.94% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	3,528,172	3,515,435
Aramark Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30	2,636,202	2,632,353
Topgolf Callaway Brands Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	2,714,400	2,560,575
Balrog Acquisition, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	2,549,841	2,549,841
Agiliti
7.28% ((3 Month Term SOFR + 3.00%) and (6 Month Term SOFR + 3.00%), Rate Floor: 3.00%) due 05/01/30	2,598,683	2,444,919
Pacific Dental Services LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/15/31	2,340,713	2,324,632
IVI America LLC
8.05% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/07/31	2,317,923	2,317,923
Chefs’ Warehouse, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/23/29	2,184,869	2,193,062
Summit Behavioral Healthcare LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28	2,658,115	2,192,945
Midwest Physician Administrative Services
7.56% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	2,455,383	2,130,045
Energizer Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	1,790,750	1,786,470
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/13/32	135,449	135,111
Lyons Magnus
10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 05/10/27	2,056,166	1,912,235
Hanger, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	1,842,205	1,839,516
Ceva Sante
due 11/08/30	1,640,000	1,632,489
Resonetics LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/18/31	1,524,798	1,514,643
Nomad Foods Ltd.
6.97% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	1,039,500	1,035,602
Upstream Newco, Inc.
8.80% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/20/26	721,875	591,035
MDVIP
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/16/28	309,062	308,290
Total Consumer, Non-cyclical		98,817,882

Communications - 7.0%
CSC Holdings LLC
8.82% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	6,626,834	6,397,678
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28	5,883,562	5,865,205
Virgin Media Bristol LLC
7.58% (3 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/31/31	6,016,233	5,780,397
McGraw Hill Education, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 08/06/31	5,178,362	5,165,416
Zayo Group Holdings, Inc.
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/09/27	3,880,000	3,629,973
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,148,468	1,066,639
Cengage Learning, Inc.
7.83% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	4,426,031	4,385,179
Speedster Bidco GmbH
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	4,214,142	4,203,607
Charter Communications Operating LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30	3,209,375	3,190,985
Authentic Brands
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32	3,000,000	2,963,760

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
Altice France SA
9.80% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	3,199,349	$2,861,818
Playtika Holding Corp.
7.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	2,584,279	2,556,188
Midcontinent Communications
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/31	2,487,500	2,482,326
UPC Financing Partnership
6.79% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	2,221,614	2,197,021
Xplore, Inc.
6.05% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	2,024,633	1,581,744
9.55% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[3]	566,753	547,625
Level 3 Financing, Inc.
due 03/21/32	1,696,500	1,673,699
UFC Holdings LLC
6.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/31	1,425,000	1,420,540
Total Communications		57,969,800

Basic Materials - 3.2%
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30	4,949,531	4,906,223
Discovery Purchaser Corp.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	4,311,017	4,263,855
CTEC III GmbH
6.00% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR 3,557,000	3,833,523
NIC Acquisition Corp.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,528,762	2,905,335
Vantage Specialty Chemicals, Inc.
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	2,223,813	2,139,486
Platform Specialty Products
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 12/18/30	1,880,741	1,874,704
Novelis Holdings, Inc.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/24/32	1,415,872	1,414,103
Nouryon USA LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/03/28	1,336,101	1,334,372
SCIH Salt Holdings, Inc.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 01/31/29	870,000	861,691
TPC Group, Inc.
9.95% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 12/16/31	790,000	772,881
Trinseo Materials Operating S.C.A.
7.07% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	1,540,000	711,295
GrafTech Finance, Inc.
10.30% (3 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	670,035	683,020
A-AP Buyer, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/09/31†††	648,375	645,133
Total Basic Materials		26,345,621

Energy - 2.9%
Par Petroleum LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	4,426,663	4,339,989
BANGL LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	4,109,014	4,114,150
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29	3,472,926	3,454,936
TransMontaigne Operating Company, LP
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/17/28	2,521,201	2,516,991
WhiteWater DBR Holdco LLC
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31	1,855,687	1,846,408
ITT Holdings LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30	1,778,015	1,777,464
CVR Energy, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/30/27	1,685,775	1,685,775
Traverse Midstream Partners LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/16/28	1,626,172	1,622,790
Buckeye Partners, LP
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/22/30	821,378	820,097
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/01/26	595,300	594,692
Bip PipeCo Holdings LLC
6.54% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30	1,279,044	1,273,979
Permian Production Partners LLC
12.44% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,3	495,185	490,233
Total Energy		24,537,504

Utilities - 1.4%
UGI Energy Services LLC
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	4,078,531	4,073,433
TerraForm Power Operating LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29	3,830,432	3,837,633

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
NRG Energy, Inc.
6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/16/31	2,686,046	$2,678,901
AL GCX Holdings LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32	763,458	757,732
Total Utilities		11,347,699

Total Senior Floating Rate Interests
(Cost $760,227,003)		731,910,855

CORPORATE BONDS†† - 4.0%
Consumer, Non-cyclical -1.6%
Sotheby’s
7.38% due 10/15/27[4]	2,875,000	2,768,081
ADT Security Corp.
4.13% due 08/01/29[4]	2,875,000	2,699,252
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	2,975,000	2,661,319
Tenet Healthcare Corp.
4.38% due 01/15/30	2,800,000	2,624,796
HCA, Inc.
4.50% due 02/15/27	1,500,000	1,494,834
WW International, Inc.
4.50% due 04/15/29[4]	2,875,000	721,819
Total Consumer, Non-cyclical		12,970,101

Communications - 0.9%
VZ Secured Financing B.V.
5.00% due 01/15/32[4]	3,500,000	3,041,234
Altice France S.A.
5.50% due 10/15/29[4]	2,850,000	2,258,213
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	1,575,000	1,537,877
Level 3 Financing, Inc.
11.00% due 11/15/29[4]	899,070	1,002,050
Total Communications		7,839,374

Consumer, Cyclical - 0.6%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	5,000,000	4,605,029

Industrial - 0.5%
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	2,875,000	2,778,805
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[4]	2,120,000	1,664,200
Total Industrial		4,443,005

Basic Materials - 0.2%
WR Grace Holdings LLC
4.88% due 06/15/27[4]	1,975,000	1,907,474
Mirabela Nickel Ltd.
due 06/24/19†††,5,6	1,279,819	6,399
Total Basic Materials		1,913,873

Financial - 0.2%
Hunt Companies, Inc.
5.25% due 04/15/29[4]	1,850,000	1,768,182
Total Corporate Bonds
(Cost $39,033,406)		33,539,564

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.0%
Residential Mortgage-Backed Securities - 1.0%
RALI Series Trust
2006-QO6, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	10,472,375	2,301,839
2006-QO2, 4.88% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	416,751	72,105
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 5.45% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	1,941,443	1,618,703
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.48% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	1,368,003	1,139,659
American Home Mortgage Assets Trust
2006-4, 4.65% (1 Month Term SOFR + 0.32%, Rate Floor: 0.32%) due 10/25/46◊	2,080,176	1,064,551
Lehman XS Trust Series
2006-16N, 4.82% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,059,504	929,750
Nomura Resecuritization Trust
2015-4R, 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,4	302,015	292,193
Alliance Bancorp Trust
2007-OA1, 4.92% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	308,360	271,204
Morgan Stanley Re-REMIC Trust
2010-R5, 16.90% due 06/26/36[4]	187,684	179,582
GSAA Home Equity Trust
2007-7, 4.98% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	57,434	54,928
New Century Home Equity Loan Trust
2004-4, 5.23% (1 Month Term SOFR + 0.91%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35◊	23,447	25,979
Total Residential Mortgage-Backed Securities		7,950,493

Total Collateralized Mortgage Obligations
(Cost $11,439,556)		7,950,493

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 0.0%
Collateralized Loan Obligations - 0.0%
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,7]	2,071,948	$111,599
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,7]	977,702	2,249
Total Collateralized Loan Obligations		113,848

Total Asset-Backed Securities
(Cost $0)		113,848

Total Investments - 100.3%
(Cost $871,275,522)		$834,368,754
Other Assets & Liabilities, net - (0.3)%		(2,669,810)
Total Net Assets - 100.0%		$831,698,944

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	10,751,000	11,784,601 USD	04/15/25	$142,344

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2025.
[3]	Payment-in-kind security.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $29,999,158 (cost $36,797,806), or 3.6% of total net assets.

[5]	Security is in default of interest and/or principal obligations.
[6]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,399 (cost $1,160,811), or less than 0.1% of total net assets — See Note 10.

[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
FLOATING RATE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$483,768	$318,951	$9,601,047	$10,403,766
Rights	—	—	89,963	89,963
Exchange-Traded Fund	20,056,263	—	—	20,056,263
Money Market Fund	30,304,002	—	—	30,304,002
Senior Floating Rate Interests	—	718,464,461	13,446,394	731,910,855
Corporate Bonds	—	33,533,165	6,399	33,539,564
Collateralized Mortgage Obligations	—	7,950,493	—	7,950,493
Asset-Backed Securities	—	113,848	—	113,848
Forward Foreign Currency Exchange Contracts**	—	142,344	—	142,344
Total Assets	$50,844,033	$760,523,262	$23,143,803	$834,511,098

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Unfunded Loan Commitments (Note 9)	$—	$—	$3,915	$3,915

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$6,384,679	Model Price	Liquidation Value	—	—
Common Stocks	3,216,368	Enterprise Value	Valuation Multiple	2.6x-8.3x	5.0x
Corporate Bonds	6,399	Third Party Pricing	Trade Price	—	—
Right	89,963	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	10,937,676	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	2,228,387	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	280,328	Yield Analysis	Yield	11.1%-15.2%	12.3%
Senior Floating Rate Interests	3	Model Price	Liquidation Value	—	—
Total Assets	$23,143,803
Liabilities:
Unfunded Loan Commitments	$3,915	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
FLOATING RATE STRATEGIES FUND

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had securities with a total value of $21,168,036 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$6,399	$35,335,387	$3,525,308	$—	$38,867,094	$(20,064)
Purchases/(Receipts)	—	1,828,798	5,475,102	2	7,303,902	(164,322)
(Sales, maturities and paydowns)/Fundings	—	(3,575,521)	(563)	—	(3,576,084)	127,086
Amortization of premiums/discounts	—	72,727	—	—	72,727	90,401
Corporate actions	—	8,129,506	—	—	8,129,506	—
Total realized gains (losses) including in earnings	—	(3,793,523)	(190)	—	(3,793,713)	(43,180)
Total change in unrealized appreciation (depreciation) included in earnings	—	(3,382,944)	601,390	89,961	(2,691,593)	6,164
Transfers out of Level 3	—	(21,168,036)	—	—	(21,168,036)	—
Ending Balance	$6,399	$13,446,394	$9,601,047	$89,963	$23,143,803	$(3,915)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$—	$(2,728,951)	$601,179	$89,961	$(2,037,811)	$(3,348)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliate issuer”).

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25
Common Stocks
BP Holdco LLC *	$296,099	$—	$—	$—	$(96,416)	$199,683	244,278

*	Non-income producing security.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $871,189,266)	$834,169,071
Investments in affiliated issuers, at value (cost $86,256)	199,683
Cash	1,518,958
Foreign currency, at value (cost 4,596)	4,568
Unrealized appreciation on forward foreign currency exchange contracts	142,344
Prepaid expenses	126,597
Receivables:
Securities sold	22,170,038
Interest	5,027,627
Fund shares sold	668,364
Total assets	864,027,250

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $567)	3,915
Payable for:
Securities purchased	28,220,625
Fund shares redeemed	2,506,545
Distributions to shareholders	733,090
Management fees	410,301
Transfer agent/maintenance fees	160,805
Distribution and service fees	51,041
Fund accounting/administration fees	5,594
Due to Investment Adviser	1,880
Trustees’ fees*	1,333
Miscellaneous	233,177
Total liabilities	32,328,306
Net assets	$831,698,944

Net assets consist of:
Paid in capital	$1,062,591,832
Total distributable earnings (loss)	(230,892,888)
Net assets	$831,698,944
Class A:
Net assets	$131,030,164
Capital shares outstanding	5,491,839
Net asset value per share	$23.86
Maximum offering price per share (Net asset value divided by 97.00%)	$24.60

Class C:
Net assets	$20,830,835
Capital shares outstanding	873,400
Net asset value per share	$23.85

Class P:
Net assets	$37,957,904
Capital shares outstanding	1,590,208
Net asset value per share	$23.87

Institutional Class:
Net assets	$638,217,282
Capital shares outstanding	26,725,885
Net asset value per share	$23.88

Class R6:
Net assets	$3,662,759
Capital shares outstanding	153,316
Net asset value per share	$23.89

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

FLOATING RATE STRATEGIES FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$1,124,195
Interest from securities of unaffiliated issuers	36,984,368
Total investment income	38,108,563

Expenses:
Management fees	2,958,646
Distribution and service fees:
Class A	172,832
Class C	118,387
Class P	49,576
Transfer agent/maintenance fees:
Class A	60,280
Class C	8,419
Class P	33,948
Institutional Class	412,057
Class R6	361
Line of credit fees	196,029
Fund accounting/administration fees	173,401
Professional fees	81,834
Trustees’ fees*	18,596
Custodian fees	364
Miscellaneous	117,831
Recoupment of previously waived fees:
Class A	4,712
Class R6	317
Total expenses	4,407,590
Less:
Expenses reimbursed by Adviser:
Class A	$(42,002)
Class C	(4,780)
Class P	(27,393)
Institutional Class	(256,475)
Class R6	(54)
Expenses waived by Adviser	(154,608)
Total waived/reimbursed expenses	(485,312)
Net expenses	3,922,278
Net investment income	34,186,285

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(13,454,924)
Forward foreign currency exchange contracts	422,179
Foreign currency transactions	(201,863)
Net realized loss	(13,234,608)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(563,805)
Investments in affiliated issuers	(96,416)
Forward foreign currency exchange contracts	237,498
Foreign currency translations	55,546
Net change in unrealized appreciation (depreciation)	(367,177)
Net realized and unrealized loss	(13,601,785)
Net increase in net assets resulting from operations	$20,584,500

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$34,186,285	$86,444,372
Net realized loss on investments	(13,234,608)	(9,882,233)
Net change in unrealized appreciation (depreciation) on investments	(367,177)	(2,972,812)
Net increase in net assets resulting from operations	20,584,500	73,589,327

Distributions to shareholders:
Class A	(5,086,320)	(11,647,241)
Class C	(785,785)	(2,392,488)
Class P	(1,460,163)	(3,696,006)
Institutional Class	(26,802,131)	(68,865,154)
Class R6	(99,320)	(111,604)
Total distributions to shareholders	(34,233,719)	(86,712,493)

Capital share transactions:
Proceeds from sale of shares
Class A	11,580,755	32,935,433
Class C	1,442,036	4,255,461
Class P	4,910,986	8,843,585
Institutional Class	128,550,458	363,619,911
Class R6	1,616,480	1,698,695
Distributions reinvested
Class A	4,579,771	10,200,966
Class C	670,059	2,062,297
Class P	1,459,359	3,686,772
Institutional Class	22,692,470	57,864,332
Class R6	98,956	110,482
Cost of shares redeemed
Class A	(24,497,665)	(38,989,840)
Class C	(8,709,715)	(14,028,271)
Class P	(10,633,379)	(13,476,997)
Institutional Class	(237,991,221)	(469,201,327)
Class R6	(19,100)	(1,212,290)
Net decrease from capital share transactions	(104,249,750)	(51,630,791)
Net decrease in net assets	(117,898,969)	(64,753,957)

Net assets:
Beginning of period	949,597,913	1,014,351,870
End of period	$831,698,944	$949,597,913

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	478,570	1,348,314
Class C	59,663	174,243
Class P	203,041	361,398
Institutional Class	5,310,167	14,865,436
Class R6	66,587	69,319
Shares issued from reinvestment of distributions
Class A	189,633	418,133
Class C	27,747	84,541
Class P	60,398	151,019
Institutional Class	938,800	2,369,521
Class R6	4,097	4,529
Shares redeemed
Class A	(1,015,959)	(1,596,637)
Class C	(359,821)	(574,443)
Class P	(440,089)	(551,414)
Institutional Class	(9,871,560)	(19,234,875)
Class R6	(792)	(49,303)
Net decrease in shares	(4,349,518)	(2,160,219)

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.22	$24.52	$23.37	$25.09	$24.08	$25.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.89	2.05	1.88	.87	.83	1.02
Net gain (loss) on investments (realized and unrealized)	(.36)	(.29)	1.16	(1.72)	1.02	(1.16)
Total from investment operations	.53	1.76	3.04	(.85)	1.85	(.14)
Less distributions from:
Net investment income	(.89)	(2.06)	(1.89)	(.87)	(.83)	(.83)
Return of capital	—	—	—	—	(.01)	(.18)
Total distributions	(.89)	(2.06)	(1.89)	(.87)	(.84)	(1.01)
Net asset value, end of period	$23.86	$24.22	$24.52	$23.37	$25.09	$24.08

Total Return[c]	2.19%	7.41%	13.47%	(3.47%)	7.83%	(0.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,030	$141,422	$139,008	$154,160	$123,392	$139,857
Ratios to average net assets:
Net investment income (loss)	7.35%	8.39%	7.82%	3.57%	3.36%	4.23%
Total expenses[d]	1.12%	1.15%	1.15%	1.11%	1.09%	1.25%
Net expenses[e,f,g]	1.03%	1.02%	1.02%	1.02%	1.05%	1.10%
Portfolio turnover rate	28%	37%	23%	30%	57%	20%

Class C	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.21	$24.51	$23.36	$25.08	$24.07	$25.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.80	1.87	1.69	.68	.65	.84
Net gain (loss) on investments (realized and unrealized)	(.36)	(.30)	1.16	(1.71)	1.02	(1.16)
Total from investment operations	.44	1.57	2.85	(1.03)	1.67	(.32)
Less distributions from:
Net investment income	(.80)	(1.87)	(1.70)	(.69)	(.65)	(.68)
Return of capital	—	—	—	—	(.01)	(.15)
Total distributions	(.80)	(1.87)	(1.70)	(.69)	(.66)	(.83)
Net asset value, end of period	$23.85	$24.21	$24.51	$23.36	$25.08	$24.07

Total Return[c]	1.81%	6.62%	12.58%	(4.15%)	7.03%	(1.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,831	$27,739	$35,818	$47,183	$52,308	$63,891
Ratios to average net assets:
Net investment income (loss)	6.63%	7.66%	7.02%	2.78%	2.61%	3.47%
Total expenses[d]	1.85%	1.88%	1.89%	1.91%	1.86%	1.96%
Net expenses[e,f,g]	1.78%	1.77%	1.78%	1.77%	1.80%	1.85%
Portfolio turnover rate	28%	37%	23%	30%	57%	20%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 79

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.23	$24.53	$23.38	$25.10	$24.09	$25.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.89	2.05	1.88	.88	.83	1.04
Net gain (loss) on investments (realized and unrealized)	(.36)	(.29)	1.16	(1.73)	1.02	(1.18)
Total from investment operations	.53	1.76	3.04	(.85)	1.85	(.14)
Less distributions from:
Net investment income	(.89)	(2.06)	(1.89)	(.87)	(.83)	(.83)
Return of capital	—	—	—	—	(.01)	(.18)
Total distributions	(.89)	(2.06)	(1.89)	(.87)	(.84)	(1.01)
Net asset value, end of period	$23.87	$24.23	$24.53	$23.38	$25.10	$24.09

Total Return	2.19%	7.41%	13.46%	(3.47%)	7.83%	(0.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,958	$42,808	$44,295	$43,603	$35,430	$33,251
Ratios to average net assets:
Net investment income (loss)	7.35%	8.39%	7.81%	3.58%	3.36%	4.26%
Total expenses[d]	1.20%	1.18%	1.18%	1.14%	1.06%	1.37%
Net expenses[e,f,g]	1.03%	1.02%	1.02%	1.02%	1.05%	1.10%
Portfolio turnover rate	28%	37%	23%	30%	57%	20%

Institutional Class	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.24	$24.54	$23.39	$25.11	$24.10	$25.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.92	2.11	1.93	.94	.89	1.09
Net gain (loss) on investments (realized and unrealized)	(.36)	(.30)	1.16	(1.73)	1.02	(1.17)
Total from investment operations	.56	1.81	3.09	(.79)	1.91	(.08)
Less distributions from:
Net investment income	(.92)	(2.11)	(1.94)	(.93)	(.89)	(.88)
Return of capital	—	—	—	—	(.01)	(.19)
Total distributions	(.92)	(2.11)	(1.94)	(.93)	(.90)	(1.07)
Net asset value, end of period	$23.88	$24.24	$24.54	$23.39	$25.11	$24.10

Total Return	2.31%	7.66%	13.68%	(3.20%)	8.08%	(0.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$638,217	$735,606	$793,785	$979,086	$711,583	$504,449
Ratios to average net assets:
Net investment income (loss)	7.58%	8.62%	8.02%	3.84%	3.59%	4.48%
Total expenses[d]	0.90%	0.87%	0.88%	0.87%	0.85%	0.97%
Net expenses[e,f,g]	0.79%	0.78%	0.78%	0.78%	0.81%	0.85%
Portfolio turnover rate	28%	37%	23%	30%	57%	20%

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.25	$24.55	$23.38	$25.11	$24.10	$25.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.91	2.09	1.87	.82	.91	1.13
Net gain (loss) on investments (realized and unrealized)	(.35)	(.27)	1.27	(1.62)	1.01	(1.21)
Total from investment operations	.56	1.82	3.14	(.80)	1.92	(.08)
Less distributions from:
Net investment income	(.92)	(2.12)	(1.97)	(.93)	(.90)	(.88)
Return of capital	—	—	—	—	(.01)	(.19)
Total distributions	(.92)	(2.12)	(1.97)	(.93)	(.91)	(1.07)
Net asset value, end of period	$23.89	$24.25	$24.55	$23.38	$25.11	$24.10

Total Return	2.30%	7.67%	13.87%	(3.25%)	8.06%	(0.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,663	$2,023	$1,445	$1,722	$1,257	$1,625
Ratios to average net assets:
Net investment income (loss)	7.51%	8.58%	7.79%	3.31%	3.66%	4.56%
Total expenses[d]	0.83%	0.84%	0.78%	0.82%	0.83%	0.86%
Net expenses[e,f,g]	0.79%	0.79%	0.74%	0.79%	0.82%	0.84%
Portfolio turnover rate	28%	37%	23%	30%	57%	20%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.01%	—	0.03%	0.03%	—	0.00%*
Class C	—	0.00%*	0.04%	0.04%	—	0.00%*
Class P	—	—	0.03%	0.04%	0.00%*	0.00%*
Institutional Class	—	—	0.02%	0.04%	0.00%*	0.00%*
Class R6	0.02%	0.03%	0.02%	0.03%	0.01%	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.99%	0.99%	0.99%	1.00%	1.01%	1.02%
Class C	1.73%	1.74%	1.75%	1.75%	1.76%	1.77%
Class P	0.99%	0.99%	0.99%	1.00%	1.01%	1.02%
Institutional Class	0.75%	0.75%	0.75%	0.76%	0.77%	0.78%
Class R6	0.75%	0.75%	0.71%	0.76%	0.77%	0.78%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
HIGH YIELD FUND

	Shares	Value
COMMON STOCKS† - 0.8%

Consumer, Cyclical - 0.5%
Alimentation Couche-Tard Inc.*,†††	49,230	$836,910
Accuride Corp†††	282,985	29
Accuride Liquidating Trust†††	17	—
Total Consumer, Cyclical		836,939

Consumer, Non-cyclical - 0.3%
Endo, Inc.*	22,747	545,928
Save-A-Lot*,†††	797,632	80
Endo Guc Trust — Class A*,†††	13,040	1
Total Consumer, Non-cyclical		546,009

Industrial - 0.0%
BP Holdco LLC*,†††,1	23,711	19,383
YAK BLOCKER 2 LLC*,†††	6,243	10,554
YAK BLOCKER 2 LLC*,†††	5,770	9,755
Vector Phoenix Holdings, LP*,†††	23,711	502
Targus, Inc.*,†††	12,825	227
Targus, Inc.*,†††	12,825	1
Total Industrial		40,422

Energy - 0.0%
Legacy Reserves, Inc.*,†††	3,452	1,004
Permian Production Partners LLC*,†††	57,028	563
Total Energy		1,567

Financial - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	1,210,000	121
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	950,000	95
Avison Young (Canada), Inc.*,††	132	1
Total Financial		217

Total Common Stocks
(Cost $1,246,766)		1,425,154

PREFERRED STOCKS† - 1.3%
Financial - 1.0%
Citigroup, Inc.
7.63%*,††	775,000	806,282
Goldman Sachs Group, Inc.
7.50%*,††	475,000	498,135
American National Group, Inc.
7.38%††	18,000	462,960
Avison Young (Canada), Inc.*,††	185,779	40,314
Total Financial		1,807,691

Energy - 0.3%
Venture Global LNG, Inc.
9.00%[3]*,††	475,000	450,770

Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	1
Total Preferred Stocks
(Cost $2,700,305)		2,258,462

RIGHTS††† - 0.0%
Asphalt Intermediate Holdco, LLC	2,203	11,893
Total Rights
(Cost $ —)		11,893

WARRANT† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	4	—
Total Warrant
(Cost $9)

MONEY MARKET FUND***,† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[4]	3,806,668	3,806,668
Total Money Market Fund
(Cost $3,806,668)		3,806,668

	Face Amount~
CORPORATE BONDS†† - 80.6%
Consumer, Cyclical - 13.1%
Caesars Entertainment, Inc.
6.00% due 10/15/32[3]	900,000	840,482
8.13% due 07/01/27[3]	306,000	308,155
6.50% due 02/15/32[3]	150,000	149,514
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[3]	1,225,000	1,212,624
Wabash National Corp.
4.50% due 10/15/28[3]	1,325,000	1,190,485
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[3]	1,150,000	1,075,522
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]	1,100,000	1,037,402
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[3]	1,000,000	1,031,396
Crocs, Inc.
4.25% due 03/15/29[3]	1,094,000	1,016,945
Life Time, Inc.
6.00% due 11/15/31[3]	1,025,000	1,016,239
Wolverine World Wide, Inc.
4.00% due 08/15/29[3]	1,200,000	1,015,329
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[3]	475,000	475,112
6.75% due 05/15/28[3]	350,000	354,930
6.25% due 05/15/26[3]	143,000	142,947
Newell Brands, Inc.
6.38% due 09/15/27	500,000	501,852
6.63% due 05/15/32	400,000	388,579
Velocity Vehicle Group LLC
8.00% due 06/01/29[3]	850,000	871,883

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
HIGH YIELD FUND

	Face Amount~	Value
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[3]	845,000	$840,402
AccorInvest Group S.A.
6.38% due 10/15/29[3]	EUR 425,000	473,086
5.50% due 11/15/31	EUR 250,000	267,278
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]	800,000	722,258
Amer Sports Co.
6.75% due 02/16/31[3]	675,000	690,795
ONE Hotels GmbH
7.75% due 04/02/31[3]	EUR 575,000	664,899
Station Casinos LLC
4.63% due 12/01/31[3]	700,000	628,965
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[3]	550,000	535,664
Park River Holdings, Inc.
5.63% due 02/01/29[3]	675,000	529,678
Penn Entertainment, Inc.
4.13% due 07/01/29[3]	579,000	514,060
Vail Resorts, Inc.
6.50% due 05/15/32[3]	500,000	505,541
Asbury Automotive Group, Inc.
5.00% due 02/15/32[3]	550,000	498,784
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[3]	500,000	495,069
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]	475,000	488,147
RB Global Holdings, Inc.
7.75% due 03/15/31[3]	450,000	470,946
Scotts Miracle-Gro Co.
4.38% due 02/01/32	500,000	439,324
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[3]	414,000	430,687
Somnigroup International, Inc.
3.88% due 10/15/31[3]	425,000	373,154
Superior Plus, LP
4.25% due 05/18/28[3]	CAD 550,000	365,384
Sabre GLBL, Inc.
7.38% due 09/01/25[2]	320,000	320,000
9.25% due 04/15/25[2]	31,000	30,923
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[3]	325,000	299,327
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[3]	250,000	255,323
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[3]	200,000	197,987
Six Flags Entertainment Corp.
7.00% due 07/01/25[3]	117,000	117,135
Total Consumer, Cyclical		23,784,212

Industrial - 13.1%
Trinity Industries, Inc.
7.75% due 07/15/28[3]	1,725,000	1,788,275
GrafTech Finance, Inc.
4.63% due 12/23/29[3]	2,500,000	1,715,625
Enviri Corp.
5.75% due 07/31/27[3]	1,575,000	1,503,693
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[3]	1,025,000	1,004,500
9.25% due 04/15/27[3]	500,000	471,649
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]	1,525,000	1,380,927
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[3]	1,225,000	1,231,448
Builders FirstSource, Inc.
6.38% due 06/15/32[3]	750,000	752,184
6.38% due 03/01/34[3]	200,000	198,462
4.25% due 02/01/32[3]	100,000	89,462
Techem Verwaltungsgesellschaft
5.38% due 07/15/29	EUR 875,000	960,303
TransDigm, Inc.
6.88% due 12/15/30[3]	925,000	945,161
Quikrete Holdings, Inc.
6.38% due 03/01/32[3]	475,000	478,016
6.75% due 03/01/33[3]	350,000	348,408
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[3]	825,000	825,366
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]	800,000	719,074
Clearwater Paper Corp.
4.75% due 08/15/28[3]	750,000	698,385
Artera Services LLC
8.50% due 02/15/31[3]	725,000	676,515
Arcosa, Inc.
4.38% due 04/15/29[3]	700,000	656,014
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[3]	350,000	362,303
6.13% due 02/01/28[3]	250,000	250,360
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[3]	575,000	577,503
Waste Pro USA, Inc.
7.00% due 02/01/33[3]	525,000	526,771
Standard Industries, Inc.
4.38% due 07/15/30[3]	550,000	507,517
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[3]	525,000	499,987
Howmet Aerospace, Inc.
5.95% due 02/01/37	475,000	497,172
Nidda Healthcare Holding
5.63% due 02/21/30	EUR 450,000	494,261
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
6.00% due 06/15/27[3]	500,000	493,043
Calderys Financing LLC
11.25% due 06/01/28[3]	425,000	447,601

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
HIGH YIELD FUND

	Face Amount~	Value
Hillenbrand, Inc.
6.25% due 02/15/29	425,000	$425,782
Axon Enterprise, Inc.
6.25% due 03/15/33[3]	400,000	404,115
Standard Building Solutions, Inc.
6.50% due 08/15/32[3]	350,000	349,896
Amsted Industries, Inc.
4.63% due 05/15/30[3]	375,000	349,648
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[3]	300,000	307,907
Clean Harbors, Inc.
6.38% due 02/01/31[3]	225,000	227,407
EnerSys
6.63% due 01/15/32[3]	175,000	177,709
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[3]	175,000	173,447
Total Industrial		23,515,896

Consumer, Non-cyclical - 12.9%
CPI CG, Inc.
10.00% due 07/15/29[3]	1,650,000	1,756,385
Tenet Healthcare Corp.
6.75% due 05/15/31	675,000	684,643
4.38% due 01/15/30	625,000	585,892
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]	1,200,000	1,053,540
Williams Scotsman, Inc.
7.38% due 10/01/31[3]	725,000	746,616
6.63% due 04/15/30[3]	300,000	303,207
HAH Group Holding Company LLC
9.75% due 10/01/31[3]	1,075,000	1,035,286
Carriage Services, Inc.
4.25% due 05/15/29[3]	1,075,000	982,110
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]	1,200,000	969,000
TriNet Group, Inc.
7.13% due 08/15/31[3]	950,000	964,620
Upbound Group, Inc.
6.38% due 02/15/29[3]	989,000	935,072
Post Holdings, Inc.
4.63% due 04/15/30[3]	600,000	560,318
6.25% due 10/15/34[3]	350,000	344,597
Boost Newco Borrower LLC
7.50% due 01/15/31[3]	850,000	884,795
Medline Borrower, LP
5.25% due 10/01/29[3]	850,000	815,638
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[3]	475,000	474,769
6.25% due 03/15/33[3]	300,000	302,923
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR 736,000	770,598
AMN Healthcare, Inc.
4.63% due 10/01/27[3]	775,000	744,958
Service Corporation International
5.75% due 10/15/32	425,000	417,663
3.38% due 08/15/30	325,000	289,635
Perrigo Finance Unlimited Co.
4.90% due 06/15/30	500,000	477,643
6.13% due 09/30/32	225,000	221,368
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]	778,000	695,968
Performance Food Group, Inc.
6.13% due 09/15/32[3]	700,000	695,773
Sammontana Italia S.p.A.
6.54% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR 625,000	678,024
Belron UK Finance plc
5.75% due 10/15/29[3]	675,000	670,275
Central Garden & Pet Co.
4.13% due 10/15/30	711,000	646,405
Grifols S.A.
4.75% due 10/15/28[3]	600,000	553,988
US Foods, Inc.
7.25% due 01/15/32[3]	500,000	519,748
Brink’s Co.
6.75% due 06/15/32[3]	475,000	481,603
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[3]	450,000	449,557
Graham Holdings Co.
5.75% due 06/01/26[3]	400,000	399,942
Neogen Food Safety Corp.
8.63% due 07/20/30[3]	300,000	315,869
Block, Inc.
6.50% due 05/15/32[3]	250,000	252,520
Molina Healthcare, Inc.
6.25% due 01/15/33[3]	250,000	246,047
WW International, Inc.
4.50% due 04/15/29[3]	690,000	173,237
Ingles Markets, Inc.
4.00% due 06/15/31[3]	75,000	67,751
Total Consumer, Non-cyclical		23,167,983

Financial - 12.3%
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[3]	1,300,000	1,392,051
8.50% due 03/15/30[3]	200,000	210,104
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	1,000,000	940,145
6.63% due 10/15/31[3]	600,000	593,637
Jane Street Group / JSG Finance, Inc.
6.13% due 11/01/32[3]	800,000	787,186
7.13% due 04/30/31[3]	475,000	487,958
Ardonagh Finco Ltd.
7.75% due 02/15/31[3]	1,200,000	1,222,386
Hunt Companies, Inc.
5.25% due 04/15/29[3]	1,225,000	1,170,823
Starwood Property Trust, Inc.
6.50% due 10/15/30[3]	700,000	693,508
7.25% due 04/01/29[3]	425,000	435,688

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
HIGH YIELD FUND

	Face Amount~	Value
United Wholesale Mortgage LLC
5.75% due 06/15/27[3]	675,000	$663,684
5.50% due 04/15/29[3]	475,000	457,956
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[3]	1,100,000	1,079,852
Focus Financial Partners LLC
6.75% due 09/15/31[3]	1,000,000	986,176
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	724,000	648,559
4.00% due 10/15/33[3]	350,000	300,229
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]	1,000,000	923,305
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]	850,000	873,440
OneMain Finance Corp.
4.00% due 09/15/30	525,000	462,501
3.88% due 09/15/28	375,000	346,771
SLM Corp.
3.13% due 11/02/26	500,000	483,026
6.50% due 01/31/30	300,000	307,830
Encore Capital Group, Inc.
9.25% due 04/01/29[3]	600,000	628,393
UWM Holdings LLC
6.63% due 02/01/30[3]	625,000	619,895
Aretec Group, Inc.
10.00% due 08/15/30[3]	575,000	617,318
HUB International Ltd.
5.63% due 12/01/29[3]	375,000	362,724
7.38% due 01/31/32[3]	225,000	229,091
Kennedy-Wilson, Inc.
4.75% due 02/01/30	450,000	402,486
4.75% due 03/01/29	150,000	137,340
PennyMac Financial Services, Inc.
7.88% due 12/15/29[3]	325,000	338,098
7.13% due 11/15/30[3]	175,000	177,794
Hightower Holding LLC
9.13% due 01/31/30[3]	475,000	488,767
Walker & Dunlop, Inc.
6.63% due 04/01/33[3]	475,000	473,812
Ryan Specialty LLC
5.88% due 08/01/32[3]	475,000	469,150
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	750,000	466,904
Rfna, LP
7.88% due 02/15/30[3]	425,000	419,815
Sherwood Financing plc
8.00% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR 375,000	405,699
USI, Inc.
7.50% due 01/15/32[3]	300,000	306,053
HOWDEN UK REFINANCE / US
7.25% due 02/15/31	200,000	201,847
Total Financial		22,212,001

Communications - 9.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	2,250,000	1,953,131
4.25% due 01/15/34[3]	975,000	801,937
6.38% due 09/01/29[3]	425,000	423,731
Altice France S.A.
5.13% due 07/15/29[3]	1,450,000	1,135,833
8.13% due 02/01/27[3]	900,000	804,743
5.50% due 10/15/29[3]	250,000	198,089
CSC Holdings LLC
3.38% due 02/15/31[3]	1,025,000	733,259
4.13% due 12/01/30[3]	975,000	706,034
4.63% due 12/01/30[3]	950,000	462,306
McGraw-Hill Education, Inc.
8.00% due 08/01/29[3]	775,000	762,207
5.75% due 08/01/28[3]	625,000	610,269
7.38% due 09/01/31[3]	100,000	100,552
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[3]	1,350,000	1,359,206
AMC Networks, Inc.
4.25% due 02/15/29	1,750,000	1,312,774
Level 3 Financing, Inc.
10.50% due 05/15/30[3]	625,000	669,683
11.00% due 11/15/29[3]	520,747	580,394
Sunrise FinCo I B.V.
4.88% due 07/15/31[3]	1,200,000	1,091,238
Vmed O2 UK Financing I plc
4.75% due 07/15/31[3]	850,000	738,191
7.75% due 04/15/32[3]	350,000	350,843
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[3]	550,000	510,055
Gen Digital, Inc.
6.25% due 04/01/33[3]	475,000	472,840
Sirius XM Radio LLC
5.50% due 07/01/29[3]	325,000	313,794
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]	300,000	273,252
Cogent Communications Group LLC
7.00% due 06/15/27[3]	100,000	100,747
Total Communications		16,465,108

Energy - 7.7%
CVR Energy, Inc.
5.75% due 02/15/28[3]	1,179,000	1,098,915
8.50% due 01/15/29[3]	350,000	336,035
ITT Holdings LLC
6.50% due 08/01/29[3]	1,500,000	1,383,797
Buckeye Partners, LP
6.88% due 07/01/29[3]	775,000	787,811
3.95% due 12/01/26	550,000	536,012
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,075,000	1,071,795

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
HIGH YIELD FUND

	Face Amount~	Value
6.88% due 01/15/29	250,000	$249,527
TransMontaigne Partners LLC
8.50% due 06/15/30[3]	1,100,000	1,108,097
Viper Energy, Inc.
7.38% due 11/01/31[3]	1,015,000	1,060,855
ONEOK, Inc.
5.38% due 06/01/29	925,000	938,827
Venture Global LNG, Inc.
8.13% due 06/01/28[3]	525,000	536,462
7.00% due 01/15/30[3]	400,000	394,075
Parkland Corp.
4.63% due 05/01/30[3]	925,000	868,100
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]	600,000	632,195
NuStar Logistics, LP
5.63% due 04/28/27	610,000	607,438
Sunoco, LP
7.25% due 05/01/32[3]	500,000	516,386
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[3]	500,000	507,476
Expand Energy Corp.
5.38% due 02/01/29	425,000	423,226
Kinetik Holdings, LP
5.88% due 06/15/30[3]	350,000	346,354
Hess Midstream Operations, LP
5.88% due 03/01/28[3]	300,000	301,355
Total Energy		13,704,738

Basic Materials - 6.6%
Carpenter Technology Corp.
6.38% due 07/15/28	825,000	822,438
7.63% due 03/15/30	650,000	669,529
INEOS Finance plc
6.75% due 05/15/28[3]	1,100,000	1,100,759
Ingevity Corp.
3.88% due 11/01/28[3]	1,150,000	1,073,371
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	1,022,000	984,401
Novelis Corp.
4.75% due 01/30/30[3]	1,025,000	955,715
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]	950,000	934,425
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[3]	900,000	894,567
Compass Minerals International, Inc.
6.75% due 12/01/27[3]	875,000	839,932
Alumina Pty Ltd.
6.38% due 09/15/32[3]	800,000	786,504
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]	800,000	750,336
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]	675,000	688,238
Kaiser Aluminum Corp.
4.50% due 06/01/31[3]	725,000	641,644
Alcoa Nederland Holding B.V.
7.13% due 03/15/31[3]	275,000	283,078
Axalta Coating Systems Dutch Holding B B.V.
7.25% due 02/15/31[3]	250,000	257,833
Novelis, Inc.
6.88% due 01/30/30[3]	200,000	202,830
Mirabela Nickel Ltd.
due 06/24/19†††,2,5	278,115	1,391
Total Basic Materials		11,886,991

Technology - 4.5%
Dye & Durham Ltd.
8.63% due 04/15/29[3]	1,200,000	1,236,874
SS&C Technologies, Inc.
5.50% due 09/30/27[3]	1,075,000	1,066,869
ACI Worldwide, Inc.
5.75% due 08/15/26[3]	1,000,000	1,002,906
Capstone Borrower, Inc.
8.00% due 06/15/30[3]	950,000	975,377
Dun & Bradstreet Corp.
5.00% due 12/15/29[3]	925,000	926,528
Cloud Software Group, Inc.
6.50% due 03/31/29[3]	800,000	777,652
TeamSystem SpA
6.29% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,3	EUR 700,000	758,441
Amentum Holdings, Inc.
7.25% due 08/01/32[3]	450,000	442,646
Playtika Holding Corp.
4.25% due 03/15/29[3]	500,000	440,148
NCR Voyix Corp.
5.13% due 04/15/29[3]	292,000	278,105
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[3]	200,000	175,474
Total Technology		8,081,020

Utilities - 0.9%
Terraform Global Operating, LP
6.13% due 03/01/26[3]	983,000	977,296
ContourGlobal Power Holdings S.A.
6.75% due 02/28/30[3]	550,000	552,420
Total Utilities		1,529,716

Total Corporate Bonds
(Cost $149,668,903)		144,347,665

SENIOR FLOATING RATE INTERESTS††,◊ - 14.4%
Consumer, Cyclical - 3.1%
Blue Ribbon LLC
12.31% (1 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	967,366	719,478
12.29% (3 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	347,204	338,524
Alexander Mann
10.44% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	944,465	912,590

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
HIGH YIELD FUND

	Face Amount~	Value
CCRR Parent, Inc.
8.82% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	1,514,037	$628,326
AmSpec Parent LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/22/31	616,872	615,718
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25	728,127	554,833
Secretariat Advisors LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/21/32	423,925	421,805
Accuride Corp.
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 03/07/30†††	203,521	392,133
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	272,697	252,586
Galaxy US Opco, Inc.
9.29% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/31/30	247,972	207,332
Holding Socotec SAS
8.06% (3 Month SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28	200,000	199,750
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 3.00%, Rate Floor: 7.30%) (in-kind rate was 4.00%) due 02/28/30[6]	174,012	174,012
WW International, Inc.
8.05% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	491,625	122,415
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/29/30	49,748	49,748
American Tire Distributors, Inc.
due 10/20/28†††,5	360,947	—
Total Consumer, Cyclical		5,589,250

Technology - 2.7%
DS Admiral Bidco LLC
8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	993,750	952,758
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	675,000	675,000
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	498,706	497,255
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	496,256	493,686
Modena Buyer LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	498,750	482,331
Polaris Newco LLC
8.30% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28	473,773	452,633
Xerox Corp.
8.28% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	432,692	411,464
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29	365,429	361,691
Dye & Durham Corp.
8.40% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 04/11/31	333,250	333,250
Central Parent LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	273,625	234,154
Total Technology		4,894,222

Consumer, Non-cyclical - 2.5%
Gibson Brands, Inc.
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	841,725	825,589
Recess Holdings, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	595,749	595,004
Women’s Care Holdings, Inc.
8.89% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	644,925	593,738
Lyons Magnus
10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 05/10/27	599,991	557,991
IVI America LLC
8.05% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/07/31	471,687	471,687
Midwest Physician Administrative Services
7.56% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	495,613	429,944
Balrog Acquisition, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	343,875	343,875
TGP Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	360,158	327,701
Moran Foods LLC
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	796,339	210,292
Florida Food Products LLC
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	218,250	182,922
Total Consumer, Non-cyclical		4,538,743

Industrial - 2.5%
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,155,603	1,085,643

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
HIGH YIELD FUND

	Face Amount~	Value
Pelican Products, Inc.
8.81% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	637,716	$582,713
Michael Baker International LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	502,600	500,926
Engineering Research And Consulting LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	473,813	469,074
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	448,875	448,036
STS Operating, Inc.
8.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	396,000	379,241
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	300,000	297,000
Arcline FM Holdings, LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/23/28	271,545	269,780
Protective Industrial Products, Inc.
8.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	248,708	238,759
Osmose Utility Services, Inc.
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	198,458	195,580
Total Industrial		4,466,752

Financial - 1.8%
Galaxy Bidco Ltd.
6.71% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR 600,000	649,741
Franchise Group, Inc.
9.30% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	972,517	395,814
13.57% (1 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 04/30/25	243,694	243,694
Cobham Ultra SeniorCo SARL
8.43% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	590,077	587,375
Asurion LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	425,657	421,323
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	124,375	122,626
Avison Young (Canada), Inc.
12.56% (3 Month Term SOFR + 1.50%, Rate Floor: 6.06%) (in-kind rate was 6.50%) due 03/12/29[6]	220,787	174,974
10.84% (3 Month Term SOFR + 6.25%, Rate Floor: 8.25%) due 03/12/28	83,121	82,705
12.58% (3 Month Term SOFR + 1.50%, Rate Floor: 6.08%) (in-kind rate was 6.50%) due 03/12/29[6]	38,977	22,510
Ardonagh Midco 3 plc
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31	250,000	246,563
Saphilux SARL
7.93% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/18/28	152,500	152,500
Aretec Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	119,400	118,286
Total Financial		3,218,111

Basic Materials - 1.3%
GrafTech Finance, Inc.
10.30% (3 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	790,136	805,448
Discovery Purchaser Corp.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	772,813	764,359
NIC Acquisition Corp.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	653,766	538,265
TPC Group, Inc.
9.95% (6 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 12/16/31	200,000	195,666
Total Basic Materials		2,303,738

Energy - 0.3%
BANGL LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	371,239	371,703
Permian Production Partners LLC
12.44% (1 Month Term SOFR + 6.00%, Rate Floor: 10.44%) (in-kind rate was 2.00%) due 11/24/25†††,6	70,339	69,635
Total Energy		441,338

Communications - 0.2%
Level 3 Financing, Inc.
due 03/21/32	375,000	369,960
Total Senior Floating Rate Interests
(Cost $28,781,369)		25,822,114

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
HIGH YIELD FUND

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 0.2%
Infrastructure - 0.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[3]	400,000	$385,832
Total Asset-Backed Securities
(Cost $400,000)		385,832

Total Investments - 99.4%
(Cost $186,604,020)		$178,057,788
Other Assets & Liabilities, net - 0.6%		989,171
Total Net Assets - 100.0%		$179,046,959

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	5,805,000	6,363,093 USD	04/15/25	$76,859
Toronto-Dominion Bank	EUR	Buy	10,000	10,962 USD	04/15/25	(132)
Morgan Stanley Capital Services LLC	CAD	Sell	535,000	371,948 USD	04/15/25	(219)
						$76,508

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $352,530 (cost $616,314), or 0.2% of total net assets — See Note 10.

[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $125,523,932 (cost $129,971,275), or 70.1% of total net assets.

[4]	Rate indicated is the 7-day yield as of March 31, 2025.
[5]	Security is in default of interest and/or principal obligations.
[6]	Payment-in-kind security.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
HIGH YIELD FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$545,928		$1	$879,225	$1,425,154
Preferred Stocks	—		2,258,461	1	2,258,462
Warrant	—	*	—	—	—
Rights	—		—	11,893	11,893
Money Market Fund	3,806,668		—	—	3,806,668
Corporate Bonds	—		144,346,274	1,391	144,347,665
Senior Floating Rate Interests	—		24,337,105	1,485,009	25,822,114
Asset-Backed Securities	—		385,832	—	385,832
Forward Foreign Currency Exchange Contracts**	—		76,859	—	76,859
Total Assets	$4,352,596		$171,404,532	$2,377,519	$178,134,647

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$351	$—	$351
Unfunded Loan Commitments (Note 9)	—	—	433	433
Total Liabilities	$—	$351	$433	$784

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$858,336	Model Price	Liquidation Value
Common Stocks	20,889	Enterprise Value	Valuation Multiple	2.6x-8.3x	2.8x
Corporate Bonds	1,391	Third Party Pricing	Trade Price	—	—
Preferred Stocks	1	Model Price	Liquidation Value	—	—
Right	11,893	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	882,584	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	602,425	Model Price	Liquidation Value	—	—
Total Assets	$2,377,519
Liabilities:
Unfunded Loan Commitments	$433	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
HIGH YIELD FUND

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund did not have any securities to transfer into Level 3 from Level 2 and had securities with a total value of $1,644,000 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets						Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$937,391	$2,151,745	$77,602	$2	$—	$3,166,740	$(6,186)
Purchases/(Receipts)	—	190,430	723,885	—	—	914,315	(34,783)
(Sales, maturities and paydowns)/Fundings	—	(41,213)	(2,544)	—	—	(43,757)	28,947
Amortization of premiums/discounts	(680)	47,845	—	—	—	47,165	20,793
Corporate actions	—	853,578	—	—	—	853,578	—
Total realized gains (losses) included in earnings	—	(623,160)	(2,589)	—	—	(625,749)	(10,033)
Total change in unrealized appreciation (depreciation) included in earnings	33,680	(419,216)	82,871	(1)	11,893	(290,773)	829
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(969,000)	(675,000)	—	—	—	(1,644,000)	—
Ending Balance	$1,391	$1,485,009	$879,225	$1	$11,893	$2,377,519	$(433)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31 , 2025	$—	$(419,688)	$80,966	$(1)	$11,893	$(326,830)	$(433)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25
Common Stocks
BP Holdco LLC *	$28,741	$—	$—	$—	$(9,358)	$19,383	23,711

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 91

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $186,595,647)	$178,038,405
Investments in affiliated issuers, at value (cost $8,373)	19,383
Foreign currency, at value (cost $1,135)	1,128
Cash	67,439
Unrealized appreciation on forward foreign currency exchange contracts	76,859
Prepaid expenses	52,704
Receivables:
Interest	2,745,837
Fund shares sold	175,553
Securities sold	65,547
Dividends	8,758
Foreign tax reclaims	2,367
Total assets	181,253,980

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $–)	433
Unrealized depreciation on forward foreign currency exchange contracts	351
Payable for:
Securities purchased	1,270,869
Fund shares redeemed	674,205
Distributions to shareholders	91,028
Management fees	57,748
Transfer agent/maintenance fees	18,716
Distribution and service fees	16,050
Fund accounting/administration fees	5,405
Trustees’ fees*	3,446
Miscellaneous	68,770
Total liabilities	2,207,021
Net assets	$179,046,959

Net assets consist of:
Paid in capital	$225,275,682
Total distributable earnings (loss)	(46,228,723)
Net assets	$179,046,959
Class A:
Net assets	$48,540,482
Capital shares outstanding	4,926,508
Net asset value per share	$9.85
Maximum offering price per share (Net asset value divided by 96.00%)	$10.26

Class C:
Net assets	$7,033,403
Capital shares outstanding	707,940
Net asset value per share	$9.94

Class P:
Net assets	$3,330,920
Capital shares outstanding	338,051
Net asset value per share	$9.85

Institutional Class:
Net assets	$119,883,654
Capital shares outstanding	14,937,178
Net asset value per share	$8.03

Class R6:
Net assets	$258,500
Capital shares outstanding	26,261
Net asset value per share	$9.84

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$38,780
Interest from securities of unaffiliated issuers	6,956,246
Total investment income	6,995,026

Expenses:
Management fees	576,331
Distribution and service fees:
Class A	61,085
Class C	38,382
Class P	4,323
Transfer agent fees:
Class A	30,429
Class C	5,272
Class P	3,908
Institutional Class	78,122
Class R6	196
Registration fees	49,980
Fund accounting/administration fees	40,259
Professional fees	39,808
Trustees’ fees*	11,070
Line of credit fees	6,054
Custodian fees	182
Miscellaneous	33,371
Total expenses	978,772
Less: Expenses reimbursed by Adviser:
Class A	(30,444)
Class C	(5,302)
Class P	(3,910)
Institutional Class	(77,998)
Class R6	(196)
Expenses waived by Adviser	(121,019)
Total waived/reimbursed expenses	(238,869)
Net expenses	739,903
Net investment income	6,255,123

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(3,697,934)
Forward foreign currency exchange contracts	13,902
Foreign currency transactions	32,982
Net realized loss	(3,651,050)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(928,057)
Investments in affiliated issuers	(9,358)
Forward foreign currency exchange contracts	93,019
Foreign currency translations	2,199
Net change in unrealized appreciation (depreciation)	(842,197)
Net realized and unrealized loss	(4,493,247)
Net increase in net assets resulting from operations	$1,761,876

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,255,123	$12,687,502
Net realized loss on investments	(3,651,050)	(2,299,199)
Net change in unrealized appreciation (depreciation) on investments	(842,197)	15,457,890
Net increase in net assets resulting from operations	1,761,876	25,846,193

Distributions to shareholders:
Class A	(1,554,083)	(2,951,701)
Class C	(215,278)	(485,898)
Class P	(109,964)	(3040,126)
Institutional Class	(4,354,983)	(8,705,844)
Class R6	(8,192)	(48,082)
Return of Capital:
Class A	—	(72,997)
Class C	—	(12,016)
Class P	—	(7,521)
Institutional Class	—	(215,300)
Class R6	—	(1,189)
Total distributions to shareholders	(6,242,500)	(12,804,674)

Capital share transactions:
Proceeds from sale of shares
Class A	2,594,429	6,794,252
Class C	47,177	493,931
Class P	32,023	180,785
Institutional Class	22,685,665	52,099,287
Class R6	35,425	209,532
Redemption fees collected
Class A	313	2,150
Class C	49	359
Class P	22	187
Institutional Class	827	5,924
Class R6	2	9
Distributions reinvested
Class A	1,413,020	2,716,066
Class C	212,128	488,260
Class P	109,964	310,713
Institutional Class	3,899,094	7,483,748
Class R6	8,185	48,915
Cost of shares redeemed
Class A	(4,649,219)	(7,158,221)
Class C	(1,307,037)	(2,714,375)
Class P	(705,186)	(2,036,439)
Institutional Class	(44,923,584)	(54,895,756)
Class R6	(19,708)	(2,075,976)
Net increase (decrease) from capital share transactions	(20,566,411)	1,953,351
Net increase (decrease) in net assets	(25,047,035)	14,994,870

Net assets:
Beginning of period	204,093,994	189,099,124
End of period	$179,046,959	$204,093,994

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	260,292	695,071
Class C	4,668	49,214
Class P	3,206	18,530
Institutional Class	2,788,422	6,538,845
Class R6	3,546	21,520
Shares issued from reinvestment of distributions
Class A	141,776	277,694
Class C	21,109	49,575
Class P	11,033	31,816
Institutional Class	480,223	938,964
Class R6	822	5,091
Shares redeemed
Class A	(465,546)	(737,355)
Class C	(130,000)	(276,628)
Class P	(70,375)	(207,810)
Institutional Class	(5,527,623)	(6,894,574)
Class R6	(1,980)	(213,252)
Net increase (decrease) in shares	(2,480,427)	296,701

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.09	$9.43	$9.14	$10.98	$10.37	$10.90
Income (loss) from investment operations:
Net investment income (loss)[c]	.32	.63	.57	.56	.49	.57
Net gain (loss) on investments (realized and unrealized)	(.24)	.66	.30	(1.86)	.63	(.50)
Total from investment operations	.08	1.29	.87	(1.30)	1.12	.07
Less distributions from:
Net investment income	(.32)	(.62)	(.57)	(.52)	(.48)	(.60)
Return of capital	—	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.32)	(.63)	(.58)	(.54)	(.51)	(.60)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$9.85	$10.09	$9.43	$9.14	$10.98	$10.37

Total Return[d]	0.66%	14.08%	9.60%	(12.10%)	11.02%	0.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,540	$50,332	$44,846	$43,822	$55,550	$53,997
Ratios to average net assets:
Net investment income (loss)	6.37%	6.40%	6.07%	5.46%	4.51%	5.44%
Total expenses[e]	1.16%	1.17%	1.22%	1.14%	1.07%	1.21%
Net expenses[f,g,h]	0.91%	1.02%	1.16%	1.10%	1.05%	1.20%
Portfolio turnover rate	18%	45%	31%	42%	86%	81%

Class C	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.17	$9.51	$9.22	$11.07	$10.46	$10.99
Income (loss) from investment operations:
Net investment income (loss)[c]	.28	.56	.51	.47	.40	.49
Net gain (loss) on investments (realized and unrealized)	(.23)	.66	.29	(1.85)	.64	(.49)
Total from investment operations	.05	1.22	.80	(1.38)	1.04	—
Less distributions from:
Net investment income	(.28)	(.55)	(.50)	(.45)	(.40)	(.53)
Return of capital	—	(.01)	(.02)	(.02)	(.03)	—
Total distributions	(.28)	(.56)	(.52)	(.47)	(.43)	(.53)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$9.94	$10.17	$9.51	$9.22	$11.07	$10.46

Total Return[d]	0.31%	13.19%	8.75%	(12.76%)	10.04%	0.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,033	$8,260	$9,417	$9,915	$16,242	$16,437
Ratios to average net assets:
Net investment income (loss)	5.62%	5.67%	5.30%	4.55%	3.67%	4.68%
Total expenses[e]	1.93%	1.95%	1.97%	1.94%	1.91%	2.00%
Net expenses[f,g,h]	1.66%	1.78%	1.92%	1.90%	1.89%	1.99%
Portfolio turnover rate	18%	45%	31%	42%	86%	81%

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.09	$9.44	$9.14	$10.98	$10.38	$10.91
Income (loss) from investment operations:
Net investment income (loss)[c]	.32	.63	.57	.55	.48	.57
Net gain (loss) on investments (realized and unrealized)	(.24)	.65	.30	(1.85)	.62	(.50)
Total from investment operations	.08	1.28	.87	(1.30)	1.10	.07
Less distributions from:
Net investment income	(.32)	(.62)	(.56)	(.52)	(.47)	(.60)
Return of capital	—	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.32)	(.63)	(.57)	(.54)	(.50)	(.60)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$9.85	$10.09	$9.44	$9.14	$10.98	$10.38

Total Return	0.66%	14.00%	9.71%	(12.13%)	10.80%	0.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,331	$3,976	$5,205	$4,426	$5,660	$5,837
Ratios to average net assets:
Net investment income (loss)	6.37%	6.44%	6.07%	5.37%	4.40%	5.42%
Total expenses[e]	1.26%	1.19%	1.22%	1.28%	1.20%	1.26%
Net expenses[f,g,h]	0.91%	1.03%	1.16%	1.15%	1.16%	1.25%
Portfolio turnover rate	18%	45%	31%	42%	86%	81%

Institutional Class	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$8.22	$7.68	$7.45	$8.94	$8.45	$8.88
Income (loss) from investment operations:
Net investment income (loss)[c]	.27	.53	.49	.47	.41	.48
Net gain (loss) on investments (realized and unrealized)	(.19)	.54	.23	(1.50)	.51	(.39)
Total from investment operations	.08	1.07	.72	(1.03)	.92	.09
Less distributions from:
Net investment income	(.27)	(.52)	(.48)	(.44)	(.40)	(.52)
Return of capital	—	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.27)	(.53)	(.49)	(.46)	(.43)	(.52)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$8.03	$8.22	$7.68	$7.45	$8.94	$8.45

Total Return	0.83%	14.40%	9.78%	(11.80%)	11.14%	1.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$119,884	$141,285	$127,649	$113,644	$167,486	$171,641
Ratios to average net assets:
Net investment income (loss)	6.62%	6.66%	6.32%	5.63%	4.71%	5.67%
Total expenses[e]	0.91%	0.89%	0.95%	0.95%	0.88%	0.98%
Net expenses[f,g,h]	0.66%	0.77%	0.91%	0.88%	0.85%	0.96%
Portfolio turnover rate	18%	45%	31%	42%	86%	81%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 97

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.08	$9.41	$9.12	$10.97	$10.36	$10.89
Income (loss) from investment operations:
Net investment income (loss)[c]	.33	.66	.61	.50	.52	.60
Net gain (loss) on investments (realized and unrealized)	(.24)	.66	.29	(1.77)	.63	(.49)
Total from investment operations	.09	1.32	.90	(1.27)	1.15	.11
Less distributions from:
Net investment income	(.33)	(.64)	(.60)	(.56)	(.51)	(.64)
Return of capital	—	(.01)	(.01)	(.02)	(.03)	—
Total distributions	(.33)	(.65)	(.61)	(.58)	(.54)	(.64)
Redemption fees collected	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Net asset value, end of period	$9.84	$10.08	$9.41	$9.12	$10.97	$10.36

Total Return	0.78%	14.42%	10.00%	(11.91%)	11.35%	1.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$259	$241	$1,982	$1,905	$126,683	$127,037
Ratios to average net assets:
Net investment income (loss)	6.62%	6.80%	6.43%	4.70%	4.80%	5.79%
Total expenses[e]	0.94%	0.87%	0.84%	0.75%	0.77%	0.85%
Net expenses[f,g,h]	0.66%	0.76%	0.80%	0.75%	0.76%	0.85%
Portfolio turnover rate	18%	45%	31%	42%	86%	81%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Redemption fees collected are less than $0.01 per share.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	—	0.02%	0.04%	0.01%	0.00%*	0.05%
Class C	—	0.01%	0.04%	0.00%*	0.01%	0.04%
Class P	—	0.02%	0.01%	0.04%	0.04%	0.02%
Institutional Class	—	0.03%	0.03%	0.02%	0.01%	0.02%
Class R6	—	—	—	—	—	0.00%*

*	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.91%	0.99%	1.13%	1.09%	1.03%	1.12%
Class C	1.66%	1.75%	1.89%	1.89%	1.87%	1.90%
Class P	0.91%	1.00%	1.13%	1.14%	1.14%	1.16%
Institutional Class	0.66%	0.74%	0.88%	0.87%	0.83%	0.87%
Class R6	0.66%	0.74%	0.77%	0.75%	0.74%	0.77%

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
LIMITED DURATION FUND

	Shares	Value
COMMON STOCKS† - 0.0%

Communications - 0.0%
Vacasa, Inc. — Class A*	4,070	$21,897

Total Common Stocks
(Cost $813,037)		21,897

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Wells Fargo & Co. ††
3.90%	12,100,000	11,858,911
Charles Schwab Corp. ††
5.38%	8,550,000	8,519,678
MetLife, Inc. ††
3.85%	4,620,000	4,565,830
Markel Group, Inc. ††
6.00%	4,085,000	4,062,606
Total Financial		29,007,025

Total Preferred Stocks
(Cost $29,290,160)		29,007,025

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	19,663	207
Total Warrants
(Cost $45,531)		207

EXCHANGE-TRADED FUNDS***,† - 0.4%
iShares Core S&P 500 ETF	38,470	21,616,293
Total Exchange-Traded Funds
(Cost $22,937,353)		21,616,293

MUTUAL FUNDS† - 1.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,376,513	33,866,428
Guggenheim Strategy Fund III[1]	1,296,256	32,315,660
Guggenheim Strategy Fund II1	1,046,977	26,027,848
Total Mutual Funds
(Cost $90,675,540)		92,209,936

MONEY MARKET FUNDS***,† - 2.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[2]	98,095,897	98,095,897
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[2]	102,461	102,461
Total Money Market Funds
(Cost $98,198,358)		98,198,358

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0%
Government Agency - 19.3%
Uniform MBS 15 Year
5.00% due 06/01/25[3]	634,210,000	636,108,191
Uniform MBS 30 Year
5.00% due 06/01/25[3]	101,744,995	99,503,756
5.50% due 06/01/25[3]	46,170,000	46,029,689
Freddie Mac
5.50% due 02/01/53	34,422,161	34,630,129
6.00% due 08/01/54	20,758,550	21,308,143
5.00% due 06/01/53	18,328,578	18,076,109
5.00% due 02/01/53	16,061,352	15,846,841
5.50% due 04/25/51	7,661,965	7,754,073
Fannie Mae
7.00% due 03/01/55	47,083,021	49,251,699
5.00% due 08/01/53	7,260,435	7,136,718
6.50% due 04/25/49	6,274,653	6,403,835
5.00% due 06/01/53	2,518,843	2,475,922
Ginnie Mae
6.00% due 09/20/45	10,901,228	10,994,857
6.00% due 06/20/47	1,589,804	1,597,236
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 05/25/60	2,905,995	2,312,025
2.00% due 11/25/59	1,648,670	1,310,885
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,4	5,936,963	494,878
Total Government Agency		961,234,986

Residential Mortgage-Backed Securities - 12.0%
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,5	22,586,980	22,502,281
2021-RPL7, 4.19% (WAC) due 07/27/61◊,5	10,088,469	10,051,343
2021-RPL4, 4.10% (WAC) due 12/27/60◊,5	9,702,524	9,669,393
2021-NQM8, 2.41% (WAC) due 10/25/66◊,5	6,777,365	5,936,002
2018-RPL9, 3.85% (WAC) due 09/25/57◊,5	3,407,406	3,336,334
2020-NQM1, 2.41% due 05/25/65[5]	1,317,691	1,243,646
PRPM LLC
2021-5, 4.79% due 06/25/26[5,6]	16,428,549	16,397,157
2022-1, 3.72% due 02/25/27[5,6]	15,690,474	15,698,693
2021-8, 4.74% (WAC) due 09/25/26◊,5	7,296,782	7,277,941
2024-RPL2, 3.50% due 05/25/54[5]	4,152,723	3,993,200
2024-4, 6.41% due 08/25/29[5,6]	2,296,743	2,301,111
2024-6, 5.70% due 11/25/29[5,6]	1,902,811	1,899,821
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[5,6]	17,733,357	17,683,232
2021-GS4, 4.65% due 11/25/60[5,6]	14,705,512	14,679,071
2021-GS2, 4.75% due 04/25/61[5,6]	6,340,287	6,333,185
2021-GS5, 5.25% due 07/25/67[5,6]	4,089,502	4,078,680
OBX Trust
2024-NQM5, 5.99% due 01/25/64[5,6]	16,391,877	16,534,900
2024-NQM18, 5.66% due 10/25/64[5,6]	4,402,688	4,407,912
2024-NQM18, 5.87% due 10/25/64[5,6]	3,637,003	3,650,734
2025-NQM2, 5.75% due 11/25/64[5,6]	2,947,234	2,957,718
2024-NQM8, 6.23% due 05/25/64[5,6]	2,811,406	2,844,949
2024-NQM9, 6.28% due 01/25/64[5,6]	2,388,724	2,414,724

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
2024-NQM1, 5.55% (WAC) due 12/25/64◊,5	2,216,634	$2,219,421
2024-NQM17, 5.86% due 11/25/64[5,6]	1,922,685	1,929,844
2022-NQM9, 6.45% due 09/25/62[5,6]	1,803,558	1,809,056
2025-NQM3, 5.85% due 12/01/64[5,6]	1,487,076	1,488,830
2025-NQM3, 5.95% due 12/01/64[5,6]	1,487,076	1,487,540
2025-HE1, 5.94% (30 Day Average SOFR + 1.60%, Rate Floor: 1.60%) due 02/25/55◊,5	1,000,000	1,000,221
Verus Securitization Trust
2025-2, 5.31% due 03/25/70[5,6]	12,500,000	12,537,415
2021-4, 1.35% (WAC) due 07/25/66◊,5	5,269,779	4,385,814
2021-5, 1.37% (WAC) due 09/25/66◊,5	4,936,329	4,238,718
2020-5, 2.58% due 05/25/65[5]	3,675,309	3,531,988
2024-5, 6.45% due 06/25/69[5,6]	2,764,189	2,785,896
2021-3, 1.44% (WAC) due 06/25/66◊,5	3,041,509	2,622,680
2025-1, 5.77% due 01/25/70[5,6]	2,574,617	2,573,271
2021-6, 1.89% (WAC) due 10/25/66◊,5	2,413,025	2,070,118
2024-9, 5.89% due 11/25/69[5,6]	2,032,324	2,030,073
2025-1, 5.62% (WAC) due 01/25/70◊,5	1,287,309	1,290,196
2020-1, 3.42% due 01/25/60[5]	421,699	410,122
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[5,6]	29,200,329	29,019,397
2022-SP1, 5.25% due 07/25/62[5,6]	8,434,120	8,372,195
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[5,6]	34,354,508	34,292,904
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,5	15,765,135	14,652,290
2025-1, 6.00% (WAC) due 06/25/55◊,5	6,862,479	6,900,082
2024-NQM1, 5.59% due 02/25/64[5,6]	2,145,964	2,154,756
Cross Mortgage Trust
2025-H1, 5.74% (WAC) due 02/25/70◊,5	22,423,652	22,497,731
BRAVO Residential Funding Trust
2024-NQM1, 5.94% due 12/01/63[5,6]	9,145,259	9,181,041
2025-NQM1, 5.81% due 12/25/64[5,6]	2,872,681	2,880,050
2025-NQM2, 5.93% due 11/25/64[5,6]	1,975,078	1,982,383
2021-HE2, 5.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,5	1,051,566	1,047,966
2021-HE2, 5.39% (30 Day Average SOFR + 1.05%, Rate Floor: 0.00%) due 11/25/69◊,5	965,626	957,229
2021-HE1, 5.29% (30 Day Average SOFR + 0.95%, Rate Floor: 0.00%) due 01/25/70◊,5	809,258	802,246
2022-NQM3, 5.50% (WAC) due 07/25/62◊,5	641,093	638,758
2021-HE1, 5.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,5	607,630	602,361
FIGRE Trust
2024-HE6, 5.72% (WAC) due 12/25/54◊,5	5,202,527	5,203,536
2025-HE1, 5.83% (WAC) due 01/25/55◊,5	4,972,963	4,990,241
2024-HE2, 6.38% (WAC) due 05/25/54◊,5	3,009,724	3,054,471
2024-HE5, 5.44% (WAC) due 10/25/54◊,5	2,515,804	2,514,568
2024-HE3, 5.94% (WAC) due 07/25/54◊,5	1,500,269	1,509,461
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[5,6]	11,953,589	11,958,613
2006-WF1, 4.92% due 03/25/36	3,239,192	1,567,955
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[5,6]	8,992,454	9,002,223
2024-2, 6.13% due 04/25/69[5,6]	1,920,424	1,932,960
2021-2, 2.38% (WAC) due 08/25/66◊,5	1,500,000	1,053,448
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,5	7,962,590	7,840,442
2024-NQM2, 6.09% due 06/25/59[5,6]	2,618,243	2,634,210
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,5	9,864,815	9,085,707
2020-NQM1, 1.38% (WAC) due 09/27/60◊,5	1,461,285	1,374,326
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,5	3,979,553	3,882,293
2024-4, 4.42% (WAC) due 10/27/64◊,5	3,090,553	3,090,829
2018-2, 3.25% (WAC) due 03/25/58◊,5	1,739,583	1,708,637
2023-CES1, 6.75% (WAC) due 07/25/63◊,5	903,854	912,586
2018-1, 3.00% (WAC) due 01/25/58◊,5	208,279	204,075
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,5	10,269,719	9,463,369
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,5	6,700,014	6,744,370
2024-5, 6.00% (WAC) due 06/25/54◊,5	2,587,260	2,592,186
ATLX Trust
2024-RPL2, 3.85% due 04/25/63[5,6]	9,666,176	9,275,152
Home Equity Loan Trust
2007-FRE1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	8,581,260	8,170,246
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[5,6]	5,182,189	5,228,470
2025-CES1, 5.65% due 01/25/45[5,6]	2,886,673	2,897,337
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[5,6]	4,908,045	4,949,404
2021-6, 1.71% (WAC) due 09/25/66◊,5	2,228,077	1,852,032
2024-12, 5.86% due 10/25/69[5,6]	1,238,749	1,243,444
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	7,803,287	7,538,685
2006-BC4, 4.78% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	332,115	323,415
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[5,6]	3,850,000	3,859,941
2024-CES3, 5.68% due 01/25/55[5,6]	2,811,052	2,815,404
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,5	4,075,767	3,869,053
2018-1A, 4.00% (WAC) due 12/25/57◊,5	1,339,162	1,298,638
2019-6A, 3.50% (WAC) due 09/25/59◊,5	1,037,375	980,323
2017-5A, 5.94% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,5	376,665	374,123
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,5	6,404,966	6,393,752
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[5,6]	4,179,575	3,820,132
2024-RS2, 3.00% due 08/01/69[5,6]	2,405,677	2,241,892

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Soundview Home Loan Trust
2006-OPT5, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	5,268,866	$5,098,868
2005-OPT3, 5.14% (1 Month Term SOFR + 0.82%, Rate Floor: 0.71%) due 11/25/35◊	391,545	387,696
Alternative Loan Trust
2007-OA7, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	3,909,711	3,558,681
2007-OH3, 5.02% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	1,866,559	1,705,372
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[5,6]	4,700,000	4,676,983
NovaStar Mortgage Funding Trust Series
2007-2, 4.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	4,521,220	4,427,529
Morgan Stanley ABS Capital I Incorporated Trust
2007-HE3, 4.69% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 12/25/36◊	4,192,874	2,106,571
2007-HE3, 4.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 12/25/36◊	3,003,775	1,509,195
2007-HE5, 4.62% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	1,502,980	634,327
2006-NC1, 5.01% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	80,472	79,897
American Home Mortgage Investment Trust
2006-3, 4.80% (1 Month Term SOFR + 0.47%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46◊	4,971,755	4,152,229
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	3,750,000	3,679,323
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,5	3,557,080	3,555,194
CIM TRUST
2025-R1, 5.00% due 02/25/99[5,6]	3,600,000	3,537,811
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.69% (WAC) due 02/25/61◊,5	3,545,621	3,531,463
BRAVO
2024-NQM6, 5.66% due 08/01/64[5,6]	3,503,941	3,494,464
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	1,696,506	1,610,012
2006-12, 4.81% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	1,351,480	1,207,138
Cross Mortgage Trust
2025-H2, 5.36% (WAC) due 03/25/70◊,5	2,796,486	2,802,363
Securitized Asset Backed Receivables LLC Trust
2007-HE1, 4.66% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 12/25/36◊	12,499,629	2,658,275
IXIS Real Estate Capital Trust
2006-HE1, 5.04% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	4,438,903	2,307,655
Ellington Financial Mortgage Trust
2021-2, 1.29% (WAC) due 06/25/66◊,5	1,775,500	1,482,451
2020-2, 1.64% (WAC) due 10/25/65◊,5	675,603	625,388
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	1,989,035	1,965,575
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 4.08% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	1,960,177	1,913,286
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,5	1,652,701	1,497,290
First NLC Trust
2005-4, 5.22% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	1,520,134	1,490,791
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,5	1,354,084	1,326,680
Banc of America Funding Trust
2015-R2, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,5	1,283,817	1,277,840
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	3,628,789	1,154,997
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.17% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	1,097,138	1,082,122
GSAA Home Equity Trust
2006-3, 5.04% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	2,081,565	1,005,886
Lehman XS Trust Series
2006-16N, 4.82% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 11/25/46◊	1,066,734	936,095

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.51% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	938,151	$900,641
Long Beach Mortgage Loan Trust
2006-8, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	2,235,535	593,734
Structured Asset Investment Loan Trust
2006-3, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	573,394	551,099
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.02% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	530,924	513,732
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 5.46% (1 Month Term SOFR + 1.13%, Rate Floor: 1.02%) due 04/25/35◊	525,676	508,617
MFRA Trust
2021-INV1, 1.26% (WAC) due 01/25/56◊,5	381,524	363,555
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,5	241,933	227,994
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,5	220,962	217,615
Nomura Resecuritization Trust
2015-4R, 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,5	201,343	194,795
First Franklin Mortgage Loan Trust
2004-FF10, 5.71% (1 Month Term SOFR + 1.39%, Rate Floor: 1.28%) due 07/25/34◊	163,254	160,973
Morgan Stanley Re-REMIC Trust
2010-R5, 16.90% due 06/26/36[5]	33,366	31,926
Total Residential Mortgage-Backed Securities		596,480,696

Commercial Mortgage-Backed Securities - 1.7%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,5	25,000,000	24,671,875
2022-LP2, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,5	11,410,000	11,367,213
2024-AIRC, 6.01% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,5	2,350,000	2,350,000
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.23% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,5	10,200,000	9,628,952
2016-JP2, 1.79% (WAC) due 08/15/49◊,4	28,363,993	349,345
BX Trust
2024-VLT4, 6.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,5	7,800,000	7,746,375
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,5	8,250,000	7,599,557
MHP
2022-MHIL, 5.58% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/39◊,5	7,292,911	7,229,098
Life Mortgage Trust
2021-BMR, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.40%) due 03/15/38◊,5	4,900,000	4,829,562
Extended Stay America Trust
2021-ESH, 6.13% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,5	3,464,601	3,460,271
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.91% (WAC) due 07/15/50◊,4	21,346,440	320,126
2017-C42, 0.86% (WAC) due 12/15/50◊,4	13,818,906	261,331
2016-C37, 0.77% (WAC) due 12/15/49◊,4	22,894,839	210,069
2017-RB1, 1.19% (WAC) due 03/15/50◊,4	7,786,780	148,983
2016-NXS5, 1.39% (WAC) due 01/15/59◊,4	3,901,468	24,795
2015-LC22, 0.71% (WAC) due 09/15/58◊,4	14,443,725	13,687
BENCHMARK Mortgage Trust
2018-B2, 0.45% (WAC) due 02/15/51◊,4	83,807,205	821,109
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51◊,4	28,559,383	417,464
2016-C4, 0.70% (WAC) due 12/15/49◊,4	32,297,695	265,681
2016-C2, 1.47% (WAC) due 06/15/49◊,4	6,043,077	56,077
2017-C5, 0.84% (WAC) due 03/15/50◊,4	2,941,713	30,218
DBJPM Mortgage Trust
2017-C6, 0.95% (WAC) due 06/10/50◊,4	42,893,882	672,053
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due 12/15/51◊,4	28,688,473	620,910
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,4	17,420,008	532,249
2016-C6, 1.85% (WAC) due 01/15/49◊,4	5,805,295	53,428
UBS Commercial Mortgage Trust
2017-C2, 1.06% (WAC) due 08/15/50◊,4	20,892,831	395,739
2017-C5, 1.13% (WAC) due 11/15/50◊,4	9,374,467	175,389
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,4	28,426,734	380,620
2016-UB10, 1.72% (WAC) due 07/15/49◊,4	9,664,157	80,798
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51◊,4	35,000,899	406,976

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
2015-CR24, 0.67% (WAC) due 08/10/48◊,4	44,187,082	$442
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 0.77% (WAC) due 11/15/52◊,4	22,274,236	312,726
2015-C27, 0.83% (WAC) due 12/15/47◊,4	24,175,130	21,497
CGMS Commercial Mortgage Trust
2017-B1, 0.72% (WAC) due 08/15/50◊,4	19,396,225	264,000
CD Commercial Mortgage Trust
2017-CD4, 1.22% (WAC) due 05/10/50◊,4	13,034,540	246,284
CD Mortgage Trust
2017-CD6, 0.89% (WAC) due 11/13/50◊,4	11,117,600	185,184
2016-CD1, 1.33% (WAC) due 08/10/49◊,4	5,455,847	46,903
GS Mortgage Securities Trust
2017-GS6, 1.00% (WAC) due 05/10/50◊,4	10,761,576	169,199
BANK
2017-BNK6, 0.77% (WAC) due 07/15/60◊,4	11,674,396	164,569
Citigroup Commercial Mortgage Trust
2016-C2, 1.65% (WAC) due 08/10/49◊,4	5,814,287	76,935
2016-GC37, 1.64% (WAC) due 04/10/49◊,4	2,711,193	20,469
Total Commercial Mortgage-Backed Securities		86,628,158

Total Collateralized Mortgage Obligations
(Cost $1,665,952,225)		1,644,343,840

CORPORATE BONDS†† - 27.6%
Financial - 15.8%
Goldman Sachs Group, Inc.
3.50% due 04/01/25	42,900,000	42,900,000
Societe Generale S.A.
1.79% due 06/09/27[5,7]	28,000,000	27,020,713
1.49% due 12/14/26[5,7]	10,500,000	10,257,561
Bank of America Corp.
3.95% due 04/21/25	36,390,000	36,365,588
AEGON Funding Company LLC
5.50% due 04/16/27[5]	35,000,000	35,478,574
Brighthouse Financial Global Funding
5.55% due 04/09/27[5]	34,500,000	34,952,811
Corebridge Financial, Inc.
3.50% due 04/04/25	26,460,000	26,456,854
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	15,000,000	14,877,014
1.80% due 03/08/28[5]	12,000,000	11,086,856
UBS AG/Stamford CT
2.95% due 04/09/25	24,565,000	24,554,179
Cooperatieve Rabobank UA
1.34% due 06/24/26[5,7]	15,000,000	14,880,682
1.98% due 12/15/27[5,7]	10,000,000	9,563,483
Pershing Square Holdings Ltd.
3.25% due 10/01/31[5]	25,600,000	22,453,895
CNO Global Funding
5.88% due 06/04/27[5]	13,100,000	13,436,680
4.88% due 12/10/27[5]	8,650,000	8,670,523
JPMorgan Chase & Co.
1.47% due 09/22/27[7]	15,000,000	14,347,566
5.04% due 01/23/28[7]	7,600,000	7,665,967
GA Global Funding Trust
4.40% due 09/23/27[5]	14,650,000	14,563,752
1.63% due 01/15/26[5]	7,300,000	7,120,122
LPL Holdings, Inc.
5.70% due 05/20/27	14,700,000	14,942,077
4.00% due 03/15/29[5]	4,450,000	4,262,149
4.63% due 11/15/27[5]	2,000,000	1,982,692
BNP Paribas S.A.
1.32% due 01/13/27[5,7]	21,350,000	20,787,460
2.22% due 06/09/26[5,7]	400,000	398,022
Reliance Standard Life Global Funding II
5.24% due 02/02/26[5]	20,850,000	20,906,154
Athene Global Funding
1.73% due 10/02/26[5]	14,700,000	14,090,363
5.68% due 02/23/26[5]	4,750,000	4,798,053
Credit Agricole S.A.
1.25% due 01/26/27[5,7]	17,950,000	17,457,901
1.91% due 06/16/26[5,7]	400,000	397,554
Corebridge Global Funding
4.65% due 08/20/27[5]	9,500,000	9,531,377
5.75% due 07/02/26[5]	7,250,000	7,356,575
Macquarie Group Ltd.
1.63% due 09/23/27[5,7]	16,750,000	16,026,277
Mutual of Omaha Companies Global Funding
5.00% due 04/01/30[5]	15,000,000	15,057,916
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	14,200,000	14,183,811
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[5]	10,800,000	10,351,131
3.88% due 03/01/31[5]	4,100,000	3,672,779
F&G Global Funding
1.75% due 06/30/26[5]	14,250,000	13,737,628
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	13,603,038
ABN AMRO Bank N.V.
1.54% due 06/16/27[5,7]	14,000,000	13,487,832
American National Group, Inc.
5.00% due 06/15/27	13,075,000	13,071,704
SLM Corp.
3.13% due 11/02/26	12,096,000	11,685,353
Nationwide Building Society
2.97% due 02/16/28[5,7]	11,300,000	10,940,742
Standard Chartered plc
5.69% due 05/14/28[5,7]	10,600,000	10,782,241
Iron Mountain, Inc.
4.88% due 09/15/27[5]	7,360,000	7,210,276
5.00% due 07/15/28[5]	3,085,000	2,990,963
CBS Studio Center
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/09/25◊,†††	10,000,000	9,984,988
ING Groep N.V.
1.73% due 04/01/27[7]	9,800,000	9,520,632
BPCE S.A.
1.65% due 10/06/26[5,7]	9,500,000	9,343,819
First American Financial Corp.
4.00% due 05/15/30	7,860,000	7,496,676

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	7,120,000	$7,100,508
5.50% due 04/15/29[5]	275,000	265,133
Macquarie Bank Ltd.
5.27% due 07/02/27[5]	7,100,000	7,240,919
Apollo Management Holdings, LP
4.40% due 05/27/26[5]	7,115,000	7,104,678
FS KKR Capital Corp.
2.63% due 01/15/27	7,400,000	7,063,109
HSBC Holdings plc
5.13% due 03/03/31[7]	7,000,000	7,021,637
Jackson National Life Global Funding
5.60% due 04/10/26[5]	6,750,000	6,812,914
OneMain Finance Corp.
3.50% due 01/15/27	7,050,000	6,756,951
7.13% due 03/15/26	50,000	50,734
SBA Communications Corp.
3.13% due 02/01/29	6,500,000	5,932,276
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	5,662,000	5,662,000
QTS Good News Facility
7.39% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††	5,387,689	5,387,689
PennyMac Financial Services, Inc.
5.38% due 10/15/25[5]	5,150,000	5,138,010
National Bank of Canada
5.60% due 07/02/27[7]	4,650,000	4,706,470
Horace Mann Educators Corp.
4.50% due 12/01/25	4,420,000	4,410,787
Deloitte LLP
3.46% due 05/07/27†††	4,500,000	4,366,975
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	4,300,000	4,042,623
Hunt Companies, Inc.
5.25% due 04/15/29[5]	3,250,000	3,106,265
Brookfield Finance, Inc.
3.90% due 01/25/28	1,400,000	1,375,102
AMC East Communities LLC
5.74% due 01/15/28[5]	1,290,479	1,302,116
CNO Financial Group, Inc.
5.25% due 05/30/25	1,200,000	1,200,252
Trinity Acquisition plc
4.40% due 03/15/26	881,000	877,631
Old Republic International Corp.
3.88% due 08/26/26	700,000	692,113
Equinix, Inc.
1.55% due 03/15/28	700,000	642,299
Morgan Stanley
3.77% due 01/24/29[7]	361,000	353,105
Assurant, Inc.
4.90% due 03/27/28	350,000	351,820
Belvoir Land LLC
5.03% due 12/15/25[5]	297,303	297,465
UWM Holdings LLC
6.63% due 02/01/30[5]	150,000	148,775
Total Financial		786,121,359

Consumer, Non-cyclical - 2.7%
Global Payments, Inc.
2.90% due 05/15/30	28,801,000	26,111,564
3.20% due 08/15/29	2,199,000	2,058,781
Humana, Inc.
4.50% due 04/01/25	16,650,000	16,650,000
GXO Logistics, Inc.
6.25% due 05/06/29	15,000,000	15,479,237
Element Fleet Management Corp.
5.64% due 03/13/27[5]	9,925,000	10,088,789
6.27% due 06/26/26[5]	4,400,000	4,479,235
Laboratory Corporation of America Holdings
1.55% due 06/01/26	10,571,000	10,210,989
PRA Health Sciences, Inc.
2.88% due 07/15/26[5]	10,280,000	9,961,867
Block, Inc.
2.75% due 06/01/26	7,600,000	7,371,303
Danone S.A.
2.95% due 11/02/26[5]	6,952,000	6,783,925
Valvoline, Inc.
3.63% due 06/15/31[5]	7,434,000	6,461,970
Royalty Pharma plc
1.75% due 09/02/27	5,150,000	4,807,296
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,226,113
3.56% due 08/15/27	527,000	514,269
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28	4,306,000	4,349,756
IQVIA, Inc.
5.00% due 05/15/27[5]	2,300,000	2,267,312
Triton Container International Ltd.
2.05% due 04/15/26[5]	1,800,000	1,746,584
HAH Group Holding Company LLC
9.75% due 10/01/31[5]	1,780,000	1,714,241
Avantor Funding, Inc.
4.63% due 07/15/28[5]	1,050,000	1,011,980
Smithfield Foods, Inc.
4.25% due 02/01/27[5]	350,000	344,698
Performance Food Group, Inc.
5.50% due 10/15/27[5]	100,000	99,044
Total Consumer, Non-cyclical		136,738,953

Industrial - 2.3%
Berry Global, Inc.
1.57% due 01/15/26	11,750,000	11,452,883
4.88% due 07/15/26[5]	5,165,000	5,155,421
5.80% due 06/15/31	2,500,000	2,597,410
Sealed Air Corp.
1.57% due 10/15/26[5]	16,450,000	15,650,223
Amcor Flexibles North America, Inc.
4.00% due 05/17/25	13,690,000	13,670,953
Silgan Holdings, Inc.
1.40% due 04/01/26[5]	12,600,000	12,159,043
Vontier Corp.
1.80% due 04/01/26	7,050,000	6,838,679
2.40% due 04/01/28	3,900,000	3,597,503

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
3M Co.
2.65% due 04/15/25	8,263,000	$8,255,423
Graphic Packaging International LLC
1.51% due 04/15/26[5]	6,500,000	6,273,800
Penske Truck Leasing Company LP / PTL Finance Corp.
4.45% due 01/29/26[5]	5,475,000	5,461,544
4.20% due 04/01/27[5]	500,000	495,233
Weir Group plc
2.20% due 05/13/26[5]	5,410,000	5,253,357
Penske Truck Leasing Company LP / PTL Finance Corp.
5.25% due 07/01/29[5]	4,750,000	4,808,080
Jabil, Inc.
1.70% due 04/15/26	3,800,000	3,690,637
Clean Harbors, Inc.
6.38% due 02/01/31[5]	3,047,000	3,079,594
GATX Corp.
3.85% due 03/30/27	2,900,000	2,855,046
3.50% due 03/15/28	200,000	193,866
Standard Industries, Inc.
4.75% due 01/15/28[5]	2,671,000	2,585,205
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,038,000	1,029,986
Amsted Industries, Inc.
4.63% due 05/15/30[5]	350,000	326,338
Enviri Corp.
5.75% due 07/31/27[5]	125,000	119,341
Total Industrial		115,549,565

Technology - 1.8%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	22,350,000	21,557,740
3.25% due 02/15/29	810,000	757,684
Oracle Corp.
2.50% due 04/01/25	22,221,000	22,221,000
NetApp, Inc.
1.88% due 06/22/25	18,082,000	17,963,928
Infor LLC
1.75% due 07/15/25[5]	13,800,000	13,659,857
Microchip Technology, Inc.
5.05% due 02/15/30	11,000,000	10,983,176
Qorvo, Inc.
3.38% due 04/01/31[5]	1,200,000	1,051,985
4.38% due 10/15/29	963,000	918,555
Twilio, Inc.
3.63% due 03/15/29	994,000	921,631
NCR Voyix Corp.
5.13% due 04/15/29[5]	636,000	605,735
MSCI, Inc.
3.88% due 02/15/31[5]	379,000	352,365
Total Technology		90,993,656

Consumer, Cyclical - 1.6%
LG Electronics, Inc.
5.63% due 04/24/27[5]	11,000,000	11,203,994
LG Energy Solution Ltd.
5.38% due 07/02/27[5]	9,650,000	9,716,893
5.25% due 04/02/28[5]	1,000,000	996,722
United Airlines, Inc.
4.38% due 04/15/26[5]	8,125,000	7,995,802
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	8,237,059	7,495,921
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	6,731,650
AS Mileage Plan IP Ltd.
5.02% due 10/20/29[5]	6,720,000	6,580,777
Air Canada
3.88% due 08/15/26[5]	4,550,000	4,449,361
Hyatt Hotels Corp.
5.75% due 04/23/30	4,320,000	4,439,901
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	4,300,000	4,305,788
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	2,268,719	2,151,367
3.00% due 10/15/28	1,401,791	1,323,497
Newell Brands, Inc.
6.38% due 09/15/27	1,548,000	1,553,732
5.70% due 04/01/26	966,000	964,816
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	2,500,500	2,491,807
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[5]	2,404,000	2,399,169
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	2,300,000	2,287,631
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	1,650,000	1,619,087
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	1,507,500	1,513,998
Advance Auto Parts, Inc.
5.90% due 03/09/26	514,000	513,062
Somnigroup International, Inc.
4.00% due 04/15/29[5]	375,000	348,269
Hilton Domestic Operating Company, Inc.
5.38% due 05/01/25[5]	300,000	298,970
Total Consumer, Cyclical		81,382,214

Communications - 1.5%
Fox Corp.
3.05% due 04/07/25	45,864,000	45,855,541
Level 3 Financing, Inc.
3.88% due 10/15/30[5]	5,070,000	3,826,836
4.50% due 04/01/30[5]	2,277,000	1,821,600
11.00% due 11/15/29[5]	1,570,009	1,749,839
4.00% due 04/15/31[5]	2,150,000	1,612,500
NTT Finance Corp.
1.16% due 04/03/26[5]	7,598,000	7,355,002
Match Group Holdings II LLC
4.63% due 06/01/28[5]	4,775,000	4,582,001

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	$2,806,015
Cogent Communications Group LLC
3.50% due 05/01/26[5]	2,680,000	2,612,779
Sirius XM Radio LLC
3.13% due 09/01/26[5]	190,000	184,075
3.88% due 09/01/31[5]	75,000	64,281
CSC Holdings LLC
4.13% due 12/01/30[5]	250,000	181,034
AMC Networks, Inc.
4.25% due 02/15/29	225,000	168,785
Total Communications		72,820,288

Utilities - 0.8%
Avangrid, Inc.
3.20% due 04/15/25	19,179,000	19,163,499
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	8,200,000	8,247,212
Terraform Global Operating, LP
6.13% due 03/01/26[5]	5,754,000	5,720,608
AES Corp.
3.30% due 07/15/25[5]	4,250,000	4,223,630
Southern Co.
3.75% due 09/15/51[7]	1,200,000	1,166,045
Total Utilities		38,520,994

Energy - 0.6%
BP Capital Markets plc
4.88% [7,8]	7,500,000	7,173,867
Occidental Petroleum Corp.
5.00% due 08/01/27	6,100,000	6,120,368
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	5,844,000	5,976,535
HF Sinclair Corp.
6.38% due 04/15/27	5,020,000	5,085,378
Venture Global LNG, Inc.
9.50% due 02/01/29[5]	4,600,000	4,932,632
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[5]	400,000	398,798
Sabine Pass Liquefaction LLC
5.00% due 03/15/27	300,000	301,361
Parkland Corp.
5.88% due 07/15/27[5]	80,000	79,717
Total Energy		30,068,656

Basic Materials - 0.4%
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	9,643,000	9,159,480
Alumina Pty Ltd.
6.13% due 03/15/30[5]	4,200,000	4,189,325
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[5]	4,130,000	4,054,141
Carpenter Technology Corp.
6.38% due 07/15/28	1,145,000	1,141,444
Anglo American Capital plc
5.38% due 04/01/25[5]	600,000	600,000
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	140,000	134,849
Total Basic Materials		19,279,239

Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††	4,752,000	4,800,460
Total Corporate Bonds
(Cost $1,399,934,776)		1,376,275,384

U.S. GOVERNMENT SECURITIES†† - 24.7%
U.S. Treasury Notes
4.75% due 07/31/25	200,000,000	200,281,250
4.38% due 07/31/26	161,250,000	162,056,250
4.25% due 02/15/28	150,000,000	151,476,563
4.25% due 11/30/26	115,100,000	115,653,020
4.63% due 06/30/25[9]	100,000,000	100,067,708
4.13% due 10/31/26	90,000,000	90,225,000
3.75% due 08/31/26	68,000,000	67,792,812
4.13% due 01/31/27	50,000,000	50,169,922
4.00% due 12/15/27	50,000,000	50,146,484
3.88% due 03/31/27	50,000,000	49,980,469
3.38% due 09/15/27	47,000,000	46,441,875
4.25% due 01/31/26	15,700,000	15,716,313
3.50% due 09/30/26	250,000	248,340
U.S. Treasury Inflation Indexed Bonds
2.13% due 04/15/29[13]	55,109,429	56,739,400
1.25% due 04/15/28[13]	25,274,988	25,281,121
0.50% due 01/15/28[13]	23,060,558	22,648,819
0.38% due 01/15/27[13]	19,580,201	19,377,164
1.38% due 07/15/33[13]	5,406,579	5,273,545
Total U.S. Government Securities
(Cost $1,224,450,942)		1,229,576,055

ASSET-BACKED SECURITIES†† - 23.1%
Collateralized Loan Obligations - 12.8%
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,5	45,523,231	45,611,168
2021-1A A2R, 6.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/15/33◊,5	6,250,000	6,257,206
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.09% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,5	36,500,000	36,564,959
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.10% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,5	29,000,000	29,001,433

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,5	24,250,000	$24,288,376
2021-4A A2R, 6.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,5	3,650,000	3,649,133
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.17% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,5	27,650,000	27,701,686
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,5	14,310,000	14,279,993
2020-FL2 A, 5.58% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,5	4,569,005	4,562,077
2020-FL3 AS, 6.68% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,5	4,500,000	4,500,418
2020-FL3 B, 7.08% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,5	2,000,000	1,988,943
2020-FL2 B, 6.08% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,5	2,000,000	1,986,446
Parliament CLO II Ltd.
2021-2A B, 6.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 08/20/32◊,5	22,250,000	22,246,636
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,5	639,919	640,864
2021-2A C, 7.13% (3 Month Term SOFR + 2.81%, Rate Floor: 2.55%) due 08/20/32◊,5	500,000	500,962
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.44% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,5	23,000,000	23,037,550
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.01% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,5	22,000,000	21,940,523
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,5	20,000,000	19,935,794
Cerberus Loan Funding XL LLC
2023-1A A, 6.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,5	16,500,000	16,532,168
2023-1A B, 7.90% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,5	3,250,000	3,250,144
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,5	14,250,000	14,273,047
2021-2A B, 6.46% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,5	4,000,000	3,998,910
BRSP Ltd.
2021-FL1 C, 6.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.15%) due 08/19/38◊,5	10,000,000	9,790,251
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,5	6,400,000	6,266,097
CIFC Funding Ltd.
2025-3RA A2R, 5.13% (3 Month Term SOFR + 1.20%, Rate Floor: 1.20%) due 04/24/31◊,5	15,560,000	15,595,025
Fortress Credit BSL XV Ltd.
2024-2A AR, 5.69% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,5	15,000,000	15,009,885
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,5	11,500,000	11,521,048
2021-3A B, 6.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,5	2,250,000	2,249,440
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,5	12,250,000	12,273,722
Palmer Square Loan Funding Ltd.
2021-3A B, 6.31% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,5	5,000,000	4,999,639
2022-1A A2, 5.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,5	5,000,000	4,995,282
2023-2A A2, 6.60% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,5	2,000,000	2,001,613
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,5	11,500,000	11,522,420
FS Rialto
2021-FL3 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,5	7,500,000	7,445,546
2021-FL2 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,5	3,250,000	3,181,025

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Owl Rock CLO II Ltd.
2021-2A ALR, 6.11% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,5	10,500,000	$10,500,820
KREF
2021-FL2 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 02/15/39◊,5	10,700,000	10,449,135
TRTX Issuer Ltd.
2025-FL6 A, 5.87% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,5	9,250,000	9,228,749
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 6.24% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,5	8,250,000	8,277,483
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,5	8,000,000	8,011,071
LoanCore Issuer Ltd.
2021-CRE5 B, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.11%) due 07/15/36◊,5	7,900,000	7,879,960
Cerberus Loan Funding XLVIII LLC
2024-4A B, 6.30% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,5	4,250,000	4,219,959
2024-4A AN, 6.10% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,5	3,250,000	3,251,111
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,5	3,734,839	3,723,892
2021-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,5	3,750,000	3,693,451
BCRED CLO LLC
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,5	7,400,000	7,414,581
BCC Middle Market CLO LLC
2021-1A A1R, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,5	6,750,000	6,761,827
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,5	6,750,000	6,731,789
Fontainbleau Vegas
9.97% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	6,000,000	6,000,000
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 5.97% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,5	6,000,000	5,994,742
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/16/36◊,5	6,000,000	5,973,982
Cerberus Loan Funding XLII LLC
2023-3A A1, 6.79% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,5	5,750,000	5,750,849
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,5	5,550,000	5,538,684
STWD Ltd.
2019-FL1 C, 6.38% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,5	3,200,000	3,200,315
2021-FL2 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,5	2,187,000	2,176,458
LCCM Trust
2021-FL3 A, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,5	5,366,293	5,354,754
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,5	5,300,000	5,299,623
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.10% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,5	5,150,000	5,135,658
Cerberus Loan Funding XLVII LLC
2024-3A A, 6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,5	5,000,000	5,001,771
CIFC Funding Ltd.
2021-4A A1B2, 5.81% (3 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 04/20/34◊,5	5,000,000	4,991,651
BDS Ltd.
2021-FL9 C, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,5	5,000,000	4,991,193
HGI CRE CLO Ltd.
2021-FL2 A, 5.43% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,5	2,964,182	2,953,558
2021-FL2 B, 5.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,5	2,000,000	1,984,584

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
BSPRT Issuer Ltd.
2021-FL6 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,5	5,000,000	$4,894,922
VOYA CLO
2021-2A BR, 6.71% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,5	4,500,000	4,502,629
LCM XXIV Ltd.
2021-24A AR, 5.54% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,5	4,262,712	4,259,113
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,5	4,000,000	3,997,554
AREIT Ltd.
2025-CRE10 AS, 5.86% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 01/17/30◊,5	4,000,000	3,996,958
Cerberus Loan Funding XXXI, LP
2021-1A B, 6.46% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 04/15/32◊,5	3,397,040	3,396,674
AGL CLO 39 Ltd.
2025-39A B, due 04/20/38◊,3,5	3,300,000	3,279,349
LoanCore
2025-CRE8 AS, 5.91% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,5	2,450,000	2,437,919
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,5	2,420,661	2,420,659
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,5	2,200,000	2,177,470
FS Rialto Issuer LLC
2025-FL10 AS, 5.89% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,5	1,650,000	1,633,234
Owl Rock CLO X LLC
2023-10A A, 6.74% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,5	1,250,000	1,250,000
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.57% (1 Month Term SOFR + 1.25%, Rate Floor: 1.10%) due 12/18/37◊,5	1,208,813	1,212,590
KREF Funding V LLC
6.17% (1 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 06/25/26◊,†††	1,092,243	1,087,826
0.15% due 06/25/26†††,4	3,052,136	1,068
Dryden 37 Senior Loan Fund
2017-37A BR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,5	551,802	551,680
2017-37A CR, 7.81% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,5	500,000	500,180
2015-37A SUB, due 01/15/31[5,10]	448,198	3,793
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,5	1,000,000	992,474
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.83% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,5	784,128	785,026
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,10]	325,901	750
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[10,11]	500,000	50
Total Collateralized Loan Obligations		637,472,997

Financial - 2.0%
Station Place Securitization Trust
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,5	8,775,000	8,775,000
2024-SP2, 6.03% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,5	8,775,000	8,775,000
2024-SP4, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,5	5,675,000	5,675,000
2024-SP3, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,5	2,825,000	2,825,000
Strategic Partners Fund VIII, LP
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††	17,534,470	17,438,757
KKR Core Holding Company LLC
4.00% due 08/12/31†††	15,994,112	14,579,416
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 9,949,550	10,730,050
Project Onyx I
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	7,595,415	7,585,987
Lightning A
5.50% due 03/01/37†††	6,400,000	5,977,299
Thunderbird A
5.50% due 03/01/37†††	6,400,000	5,977,299
Project Onyx
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/28◊,†††	5,314,718	5,306,893
Ceamer Finance LLC
3.69% due 03/24/31†††	2,851,034	2,722,139

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
6.79% due 11/15/39†††	2,200,000	$2,227,198
Project Onyx II
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	2,082,003	2,075,429
Total Financial		100,670,467

Whole Business - 1.6%
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[5]	18,421,875	17,443,817
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[5]	11,646,250	10,730,611
2019-1A, 3.88% due 10/25/49[5]	6,300,875	6,174,254
Subway Funding LLC
2024-1A, 6.03% due 07/30/54[5]	8,877,750	8,941,560
2024-3A, 5.25% due 07/30/54[5]	7,182,000	7,076,792
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[5]	8,699,254	8,032,653
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	7,742,100	7,306,035
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	6,923,750	6,591,510
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[5]	2,835,000	2,806,392
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[5]	1,692,000	1,661,284
2018-1A, 4.12% due 07/25/48[5]	947,500	942,824
Total Whole Business		77,707,732

Net Lease - 1.5%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[5]	37,381,131	36,232,446
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	10,169,458	10,162,286
Capital Automotive REIT
2024-2A, 4.90% due 05/15/54[5]	5,316,667	5,291,081
2020-1A, 3.48% due 02/15/50[5]	1,962,083	1,896,795
STORE Master Funding LLC
2021-1A, 2.86% due 06/20/51[5]	6,819,686	6,335,163
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[5]	5,748,930	5,425,970
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[5]	3,000,000	2,737,775
2021-1, 2.51% due 07/20/51[5]	2,500,000	2,266,802
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[5]	2,500,000	2,332,971
CARS-DB4, LP
2020-1A, 3.25% due 02/15/50[5]	882,467	813,110
Total Net Lease		73,494,399

Transport-Container - 1.4%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[5]	26,730,000	24,193,574
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[5]	7,608,666	6,992,614
2020-1A, 2.73% due 08/21/45[5]	3,188,389	3,059,596
2020-2A, 2.10% due 09/20/45[5]	2,823,501	2,637,578
TIF Funding II LLC
2021-1A, 1.65% due 02/20/46[5]	12,184,750	10,892,506
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[5]	9,785,000	9,087,949
2020-1A, 2.08% due 09/18/45[5]	1,088,306	1,005,233
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[5]	10,551,340	9,648,878
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	2,310,938	2,169,671
Total Transport-Container		69,687,599

Infrastructure - 1.2%
Switch ABS Issuer LLC
2025-1A, 5.04% due 03/25/55[5]	11,450,000	11,046,066
2024-2A, 5.44% due 06/25/54[5]	5,450,000	5,420,227
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[5]	9,250,000	8,961,083
2024-1A, 5.59% due 05/15/54[5]	4,000,000	4,024,457
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[5]	11,150,000	10,682,302
Stack Infrastructure Issuer LLC
2020-1A, 1.89% due 08/25/45[5]	5,169,000	5,102,795
2021-1A, 1.88% due 03/26/46[5]	2,750,000	2,666,394
SBA Tower Trust
1.63% due 11/15/26[5]	5,723,000	5,434,781
1.84% due 04/15/27[5]	1,200,000	1,130,096
Crown Castle Towers LLC
3.66% due 05/15/25[5]	5,850,000	5,836,441
Total Infrastructure		60,304,642

Transport-Aircraft - 1.0%
AASET Trust
2021-1A, 2.95% due 11/16/41[5]	8,469,166	7,996,896
2024-1A, 6.26% due 05/16/49[5]	6,405,515	6,545,476
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[5]	5,250,000	5,274,412
ALTDE Trust
2025-1A, 5.90% due 08/15/50[5]	4,825,086	4,877,762
AASET Ltd.
2024-2A, 5.93% due 09/16/49[5]	4,199,832	4,238,161
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	4,457,768	4,234,835
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[5]	2,086,249	2,098,316
2021-1A, 3.47% due 01/15/46[5]	1,762,428	1,702,678
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	3,364,163	3,272,119
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[5]	2,481,118	2,307,313
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	1,820,638	1,793,364
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	1,498,838	1,453,891
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	1,353,825	1,347,093
AASET
2025-1A, 5.94% due 02/16/50[5]	1,142,869	1,152,646

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	1,024,589	$988,749
2017-1, 4.58% due 02/15/42[5]	159,274	157,045
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	924,897	910,783
Total Transport-Aircraft		50,351,539

Single Family Residence - 0.7%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[5]	5,050,000	4,975,953
2020-SFR2, 4.50% due 10/19/37[5]	4,900,000	4,838,597
2020-SFR2, 1.67% due 10/19/37[5]	3,950,000	3,864,755
2021-SFR1, 2.19% due 08/17/38[5]	4,000,000	3,842,113
2020-SFR2, 3.37% due 10/19/37[5]	3,200,000	3,146,102
Tricon Residential Trust
2025-SFR1, 5.40% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,5	8,800,000	8,799,981
2024-SFR2, 4.75% due 06/17/40[5]	4,996,892	4,965,199
Total Single Family Residence		34,432,700

Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[5]	24,650,000	22,708,278

Automotive - 0.2%
Avis Budget Rental Car Funding AESOP LLC
2021-1A, 1.38% due 08/20/27[5]	5,675,000	5,463,562
2020-2A, 2.02% due 02/20/27[5]	4,550,000	4,467,002
Total Automotive		9,930,564

Insurance - 0.1%
Obra Longevity
8.48% due 06/30/39†††	5,850,000	6,113,968

Unsecured Consumer Loans - 0.1%
GreenSky Home Improvement Issuer Trust
2025-1A, 5.39% due 03/25/60[5]	5,213,000	5,225,675
Total Asset-Backed Securities
(Cost $1,165,451,899)		1,148,100,560

SENIOR FLOATING RATE INTERESTS††,◊ - 2.6%
Financial - 0.9%
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	12,061,168	11,909,197
QTS Good News Facility
7.14% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28†††	11,450,000	11,437,318
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	7,338,125	7,326,237
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	5,187,000	5,165,370
Corpay, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	4,788,000	4,771,529
Eagle Point Holdings Borrower, LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	2,600,000	2,600,000
Starwood Property Mortgage LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/02/30	300,000	298,689
Total Financial		43,508,340

Industrial - 0.3%
XPO, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/28	4,900,000	4,889,612
Harsco Corporation
6.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28	3,973,715	3,899,208
United Rentals, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	3,316,500	3,332,054
Genesee & Wyoming, Inc.
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	3,034,750	3,004,797
Total Industrial		15,125,671

Consumer, Non-cyclical - 0.3%
Women’s Care Holdings, Inc.
8.89% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	4,478,763	4,123,283
Bombardier Recreational Products, Inc.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	4,031,808	3,984,273
Aramark Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30	2,656,375	2,652,497
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	2,310,875	2,293,636
Eyecare Partners LLC
9.00% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 3.61%) due 11/30/28[12]	430,175	334,998
10.04% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	100,810	102,247
Concentra Health Services, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/26/31	400,000	399,000
Total Consumer, Non-cyclical		13,889,934

Communications - 0.3%
Playtika Holding Corp.
7.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	10,176,000	10,065,387
Zayo Group Holdings, Inc.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,500,000	1,393,125
SBA Senior Finance II LLC
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31	742,500	741,535

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Face Amount~	Value
Virgin Media Bristol LLC
7.58% (3 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/31/31	600,000	$576,480
Total Communications		12,776,527

Technology - 0.2%
Dun & Bradstreet Corp.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/18/29	8,365,005	8,342,754
World Wide Technology Holding Company LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	2,600,000	2,593,500
Datix Bidco Ltd.
9.95% (2 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/25/31†††	GBP 968,800	1,242,795
9.68% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††	275,000	273,065
Upland Software, Inc.
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 08/06/26	268,453	260,233
Total Technology		12,712,347

Energy - 0.2%
ITT Holdings LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30	10,195,268	10,192,107
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29	1,500,000	1,492,230
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	346,939	346,793
Total Energy		12,031,130

Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 06/21/30	2,585,112	2,585,113
Clarios Global, LP
5.61% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR 2,250,000	2,414,374
Rent-A-Center, Inc.
7.04% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	2,075,651	2,067,867
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	1,544,693	1,539,549
Entain Holdings (Gibraltar) Ltd.
6.90% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 03/29/27	1,443,750	1,443,230
DK Crown Holdings, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/24/32	1,000,000	993,130
Packers Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	1,664,384	954,940
Total Consumer, Cyclical		11,998,203

Basic Materials - 0.2%
Trinseo Materials Operating S.C.A.
7.07% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	10,683,750	4,934,610
Minerals Technologies, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31	3,500,000	3,491,250
Total Basic Materials		8,425,860

Total Senior Floating Rate Interests
(Cost $137,422,257)		130,468,012

MUNICIPAL BONDS†† - 0.2%
Colorado - 0.1%
Fort Carson Family Housing LLC Revenue Bonds
7.86% due 11/15/29	6,435,000	6,846,325

California - 0.1%
California Public Finance Authority Revenue Bonds
1.55% due 10/15/26	3,145,000	3,010,365
Total Municipal Bonds
(Cost $9,939,193)		9,856,690

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $52,129,372)	EUR 48,259,000	206,042
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $52,129,372)	EUR 48,259,000	206,042
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $36,490,236)	EUR 33,781,000	145,586
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $18,298,588)	EUR 16,940,000	73,007
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $15,639,135)	EUR 14,478,000	62,396

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

	Contracts/ Notional Value		Value
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $3,013,758)	EUR	2,790,000	$12,024
Total OTC Options Purchased
(Cost $2,264,498)			705,097

OTC INTEREST RATE SWAPTIONS PURCHASED††,14 - 0.2%
Call Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.80% (Notional Value $138,480,000)	USD	138,480,000	2,894,301
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $74,190,000)	USD	74,190,000	1,588,714
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $74,190,000)	USD	74,190,000	1,588,714
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $123,912,000)	GBP	96,000,000	722,135
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.80% (Notional Value $126,493,500)	GBP	98,000,000	557,545
Total Interest Rate Swaptions			7,351,409

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $123,912,000)	GBP	96,000,000	189,350
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $126,493,500)	GBP	98,000,000	98,605
Total Interest Rate Swaptions			287,955

Total OTC Interest Rate Swaptions Purchased
(Cost $4,350,123)			7,639,364

Total Investments - 116.3%
(Cost $5,851,725,892)			5,788,018,718

OTC INTEREST RATE SWAPTIONS WRITTEN††,14 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $126,493,500)	GBP	98,000,000	(220,553)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $123,912,000)	GBP	96,000,000	(405,686)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $74,190,000)	USD	74,190,000	(775,507)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $74,190,000)	USD	74,190,000	(775,507)
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30% (Notional Value $138,480,000)	USD	138,480,000	(1,407,426)
Total Interest Rate Swaptions			(3,584,679)

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $126,493,500)	GBP	98,000,000	(296,572)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $123,912,000)	GBP	96,000,000	(588,526)
Total Interest Rate Swaptions			(885,098)

Total OTC Interest Rate Swaptions Written
(Premiums received $2,762,520)			(4,469,777)
Other Assets & Liabilities, net - (16.2)%			(805,523,116)
Total Net Assets - 100.0%			$4,978,025,825

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	252	Mar 2027	$60,851,700	$343,977

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$10,262,000	$542,126	$483,507	$58,619
BofA Securities, Inc.	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	2,104,000	112,312	150,688	(38,376)
							$654,438	$634,195	$20,243

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$5,085,000	$(31,068)	$(302,787)	$271,719
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	5,085,000	(631,508)	(721,008)	89,500
						$(662,576)	$(1,023,795)	$361,219

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.05%	Annually	02/04/27	$260,000,000	$1,308,955	$876	$1,308,079
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.49%	Annually	08/13/34	45,000,000	1,021,873	3,455	1,018,418
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	01/03/27	190,000,000	962,709	681	962,028
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.37%	Annually	07/03/27	60,000,000	838,114	195	837,919
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.00%	Annually	12/03/26	220,000,000	682,156	710	681,446

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

Centrally Cleared Interest Rate Swap Agreements†† (continued)
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/13/39	$5,000,000	$188,025	$288	$187,737
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	08/12/34	49,200,000	909,993	836,872	73,121
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.72%	Annually	04/02/27	425,000,000	(117,262)	1,363	(118,625)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.85%	Annually	08/12/26	532,000,000	(197,329)	1,084	(198,413)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.92%	Annually	12/18/34	34,100,000	(367,579)	556	(368,135)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.11%	Annually	12/23/39	17,000,000	(402,732)	461	(403,193)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.45%	Annually	10/01/26	$185,800,000	(1,073,406)	574	(1,073,980)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	181,100,000	(2,977,465)	383,396	(3,360,861)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.36%	Annually	10/16/30	121,000,000	(4,020,553)	745	(4,021,298)
								$(3,244,501)	$1,231,256	$(4,475,757)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core S&P 500 ETF	Receive	4.93% (Federal Funds Rate + 0.60%)	At Maturity	04/02/25	38,470	$21,616,293	$982,524

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	EUR	Sell	11,650,000	12,761,410 USD	04/15/25	$145,626
Barclays Bank plc	GBP	Sell	1,030,000	1,334,780 USD	04/15/25	4,152
Goldman Sachs International	GBP	Buy	82,000	105,711 USD	04/15/25	223
Morgan Stanley Capital Services LLC	GBP	Sell	60,000	77,648 USD	04/15/25	136
Nomura Global Financial Products, Inc.	GBP	Buy	65,000	84,002 USD	04/15/25	(31)
Citibank, N.A.	GBP	Sell	183,000	236,148 USD	04/15/25	(265)
Barclays Bank plc	GBP	Buy	100,000	129,477 USD	04/15/25	(290)
Bank of America, N.A.	EUR	Sell	1,470,000	1,553,010 USD	05/27/25	(42,681)
						$106,870

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$138,480,000	$2,894,301
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	74,190,000	1,588,714
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	74,190,000	1,588,714
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	123,912,000	722,135
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	126,493,500	557,545
								$7,351,409
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	123,912,000	$189,350
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	126,493,500	98,605
								$287,955

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	$126,493,500	$(220,553)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	123,912,000	(405,686)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	74,190,000	(775,507)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	74,190,000	(775,507)
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	138,480,000	(1,407,426)
								$(3,584,679)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	126,493,500	$(296,572)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	123,912,000	(588,526)
								$(885,098)

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2025.
[3]	Security is unsettled at period end and may not have a stated effective rate.
[4]	Security is an interest-only strip.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,401,695,943 (cost $2,440,634,018), or 48.2% of total net assets.

[6]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Perpetual maturity.
[9]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $50 (cost $0), or 0.0% of total net assets — See Note 10.

[12]	Payment-in-kind security.
[13]	Face amount of security is adjusted for inflation.
[14]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,897	$—	$—	$21,897
Preferred Stocks	—	29,007,025	—	29,007,025
Warrants	207	—	—	207
Exchange-Traded Funds	21,616,293	—	—	21,616,293
Mutual Funds	92,209,936	—	—	92,209,936
Money Market Funds	98,198,358	—	—	98,198,358
Collateralized Mortgage Obligations	—	1,644,343,840	—	1,644,343,840
Corporate Bonds	—	1,344,239,351	32,036,033	1,376,275,384
U.S. Government Securities	—	1,229,576,055	—	1,229,576,055
Asset-Backed Securities	—	1,034,227,231	113,873,329	1,148,100,560
Senior Floating Rate Interests	—	112,321,334	18,146,678	130,468,012
Municipal Bonds	—	9,856,690	—	9,856,690
Options Purchased	—	705,097	—	705,097
Interest Rate Swaptions Purchased	—	7,639,364	—	7,639,364
Interest Rate Futures Contracts**	343,977	—	—	343,977
Credit Default Swap Agreements**	—	419,838	—	419,838
Interest Rate Swap Agreements**	—	5,068,748	—	5,068,748
Forward Foreign Currency Exchange Contracts**	—	150,137	—	150,137
Equity Index Swap Agreements**	—	982,524	—	982,524
Total Assets	$212,390,668	$5,418,537,234	$164,056,040	$5,794,983,942

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$4,469,777	$—	$4,469,777
Credit Default Swap Agreements**	—	38,376	—	38,376
Interest Rate Swap Agreements**	—	9,544,505	—	9,544,505
Forward Foreign Currency Exchange Contracts**	—	43,267	—	43,267
Unfunded Loan Commitments (Note 9)	—	—	2,061	2,061
Total Liabilities	$—	$14,095,925	$2,061	$14,097,986

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$55,288,247	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	32,534,014	Yield Analysis	Yield	6.2%-7.4%	6.9%
Asset-Backed Securities	26,051,068	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	17,480,909	Yield Analysis	Yield	6.1%-6.7%	6.4%
Corporate Bonds	9,167,435	Option adjusted spread off prior month end broker quote	Broker Quote	—	—

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Corporate Bonds	$5,387,689	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	12,953,178	Yield Analysis	Yield	6.5%-10.0%	6.9%
Senior Floating Rate Interests	2,600,000	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	2,593,500	Third Party Pricing	Broker Quote	—	—
Total Assets	$164,056,040
Liabilities:
Unfunded Loan Commitments	$2,061	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund did not have any securities transfer into or out of Level 3.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets				Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$127,702,527	$27,399,772	$3,291,684	$158,393,983	$(4,105)
Purchases/(Receipts)	16,382,222	7,540,412	14,916,667	38,839,301	(14,703)
(Sales, maturities and paydowns)/Fundings	(29,640,919)	(2,796,625)	—	(32,437,544)	14,706
Amortization of premiums/discounts	(4,876)	7,597	851	3,572	4,175
Total realized gains (losses) included in earnings	46,001	—	—	46,001	740
Total change in unrealized appreciation (depreciation) included in earnings	(611,626)	(115,123)	(62,524)	(789,273)	(2,874)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance	$113,873,329	$32,036,033	$18,146,678	$164,056,040	$(2,061)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$(611,626)	$(115,123)	$24,515	$(702,234)	$30,052

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
LIMITED DURATION FUND

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-12, 5.86% due 10/25/69	6.86%	11/01/28	—	—
ATLX Trust 2024-RPL2, 3.85% due 04/25/63	4.85%	10/01/28	—	—
BRAVO 2024-NQM6, 5.66% due 08/01/64	6.66%	08/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due 11/25/64	6.93%	02/01/29	—	—
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due 02/25/64	6.59%	12/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—
OBX Trust 2025-NQM3, 5.85% due 12/01/64	6.85%	02/01/29	—	—
OBX Trust 2024-NQM18, 5.66% due 10/25/64	6.66%	11/01/28	—	—
OBX Trust 2024-NQM17, 5.86% due 11/25/64	6.86%	11/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2025-NQM3, 5.95% due 12/01/64	6.95%	02/01/29	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	7.72%	02/25/26	—	—
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
LIMITED DURATION FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—
Verus Securitization Trust 2025-1, 5.77% due 01/25/70	6.77%	01/01/29	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$33,714,995	$927,953	$(8,700,000)	$(19,340)	$104,240	$26,027,848	1,046,977	$927,953
Guggenheim Strategy Fund III	33,817,254	939,295	(2,500,000)	59,047	64	32,315,660	1,296,256	939,295
Guggenheim Ultra Short Duration Fund — Institutional Class	33,031,793	800,382	—	—	34,253	33,866,428	3,376,513	800,382
	$100,564,042	$2,667,630	$(11,200,000)	$39,707	$138,557	$92,209,936		$2,667,630

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 121

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $5,761,050,352)	$5,695,808,782
Investments in affiliated issuers, at value (cost $90,675,540)	92,209,936
Foreign currency, at value (cost 213,092)	213,092
Segregated cash with broker	415,000
Unamortized upfront premiums paid on credit default swap agreements	634,195
Unamortized upfront premiums paid on interest rate swap agreements	1,231,256
Unrealized appreciation on OTC swap agreements	1,343,743
Unrealized appreciation on forward foreign currency exchange contracts	150,137
Prepaid expenses	158,598
Receivables:
Securities sold	836,172,975
Interest	42,357,648
Fund shares sold	5,756,428
Dividends	393,797
Variation margin on credit default swap agreements	56,854
Variation margin on futures contracts	6,300
Total assets	6,676,908,741

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $32,113)	2,061
Options written, at value (premiums received $2,762,520)	4,469,777
Overdraft due to custodian bank	27,159
Segregated cash due to broker	5,858,174
Unamortized upfront premiums received on credit default swap agreements	1,023,795
Unrealized depreciation on forward foreign currency exchange contracts	43,267
Payable for:
Securities purchased	1,663,556,620
Fund shares redeemed	14,266,163
Distributions to shareholders	1,925,941
Management fees	1,486,291
Variation margin on interest rate swap agreements	301,701
Transfer agent fees	232,263
Swap settlement	231,887
Distribution and service fees	150,754
Fund accounting/administration fees	24,297
Protection fees on credit default swap agreements	13,443
Due to Investment Adviser	10,080
Trustees’ fees*	1,587
Miscellaneous	5,257,656
Total liabilities	1,698,882,916
Net assets	$4,978,025,825
Net assets consist of:
Paid in capital	$5,161,058,748
Total distributable earnings (loss)	(183,032,923)
Net assets	$4,978,025,825
Class A:
Net assets	$531,960,824
Capital shares outstanding	21,666,791
Net asset value per share	$24.55
Maximum offering price per share (Net asset value divided by 97.75%)	$25.12

Class C:
Net assets	$50,197,403
Capital shares outstanding	2,046,128
Net asset value per share	$24.53

Class P:
Net assets	$28,860,150
Capital shares outstanding	1,176,164
Net asset value per share	$24.54

Institutional Class:
Net assets	$3,986,895,756
Capital shares outstanding	162,435,975
Net asset value per share	$24.54

Class R6:
Net assets	$380,111,692
Capital shares outstanding	15,492,947
Net asset value per share	$24.53

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$157,007
Dividends from securities of affiliated issuers	2,667,630
Interest	112,423,980
Total investment income	115,248,617

Expenses:
Management fees	9,146,691
Distribution and service fees:
Class A	633,449
Class C	255,012
Class P	36,292
Transfer agent/maintenance fees:
Class A	85,006
Class C	12,004
Class P	41,454
Institutional Class	1,485,745
Class R6	3,708
Fund accounting/administration fees	883,944
Professional fees	179,165
Custodian fees	120,435
Line of credit fees	51,131
Trustees’ fees*	34,421
Miscellaneous	178,223
Recoupment of previously waived fees:
Class A	41,541
Class C	1,331
Total expenses	13,189,552
Less:
Expenses reimbursed by Adviser:
Class A	(213)
Class C	(920)
Class P	(34,269)
Institutional Class	(552,993)
Expenses waived by Adviser	(838,139)
Total waived/reimbursed expenses	(1,426,534)
Net expenses	11,763,018
Net investment income	103,485,599

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(10,176,809)
Investments in affiliated issuers	39,707
Swap agreements	(1,408,574)
Futures contracts	2,934,140
Options purchased	(1,091,424)
Options written	889,774
Forward foreign currency exchange contracts	86,739
Foreign currency transactions	(37,596)
Net realized loss	(8,764,043)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(459,538)
Investments in affiliated issuers	138,557
Swap agreements	(2,914,677)
Futures contracts	(3,290,025)
Options purchased	1,729,840
Options written	(1,707,257)
Forward foreign currency exchange contracts	201,733
Foreign currency translations	15,420
Net change in unrealized appreciation (depreciation)	(6,285,947)
Net realized and unrealized loss	(15,049,990)
Net increase in net assets resulting from operations	$88,435,609

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 123

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$103,485,599	$193,726,340
Net realized loss on investments	(8,764,043)	(23,915,344)
Net change in unrealized appreciation (depreciation) on investments	(6,285,947)	207,456,617
Net increase in net assets resulting from operations	88,435,609	377,267,613

Distributions to shareholders:
Class A	(10,276,780)	(17,826,264)
Class C	(843,914)	(1,871,628)
Class P	(589,047)	(2,034,505)
Institutional Class	(80,322,857)	(159,841,168)
Class R6	(8,159,087)	(15,937,115)
Total distributions to shareholders	(100,191,685)	(197,510,680)

Capital share transactions:
Proceeds from sale of shares
Class A	148,508,553	225,507,616
Class C	7,830,545	13,709,872
Class P	3,326,150	4,428,844
Institutional Class	1,003,768,281	1,742,700,293
Class R6	29,886,654	46,625,759
Distributions reinvested
Class A	8,392,220	15,271,634
Class C	773,564	1,661,112
Class P	589,026	2,024,993
Institutional Class	71,454,478	138,561,310
Class R6	8,091,003	15,745,321
Cost of shares redeemed
Class A	(77,939,875)	(196,894,765)
Class C	(9,459,035)	(19,766,923)
Class P	(4,522,081)	(33,513,727)
Institutional Class	(646,992,672)	(1,702,738,590)
Class R6	(26,575,114)	(15,117,148)
Net increase from capital share transactions	517,131,697	238,205,601
Net increase in net assets	505,375,621	417,962,534

Net assets:
Beginning of period	4,472,650,204	4,054,687,670
End of period	$4,978,025,825	$4,472,650,204

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	6,069,471	9,346,342
Class C	320,361	568,277
Class P	136,727	183,397
Institutional Class	41,061,449	72,480,726
Class R6	1,224,128	1,937,664
Shares issued from reinvestment of distributions
Class A	342,920	633,797
Class C	31,637	69,026
Class P	24,080	84,178
Institutional Class	2,920,450	5,751,736
Class R6	330,846	653,719
Shares redeemed
Class A	(3,188,680)	(8,181,737)
Class C	(387,063)	(822,359)
Class P	(185,203)	(1,382,825)
Institutional Class	(26,470,193)	(70,810,858)
Class R6	(1,087,190)	(628,235)
Net increase in shares	21,143,740	9,882,848

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 125

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.62	$23.61	$23.28	$25.42	$25.57	$24.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.51	1.04	.87	.42	.34	.40
Net gain (loss) on investments (realized and unrealized)	(.09)	1.03	.35	(2.04)	.01 [h]	.94
Total from investment operations	.42	2.07	1.22	(1.62)	.35	1.34
Less distributions from:
Net investment income	(.49)	(1.06)	(.89)	(.43)	(.38)	(.45)
Net realized gains	—	—	—	(.09)	(.12)	—
Total distributions	(.49)	(1.06)	(.89)	(.52)	(.50)	(.45)
Net asset value, end of period	$24.55	$24.62	$23.61	$23.28	$25.42	$25.57

Total Return[c]	1.83%	8.96%	5.31%	(6.42%)	1.38%	5.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$531,961	$454,152	$392,937	$549,667	$855,473	$625,386
Ratios to average net assets:
Net investment income (loss)	4.20%	4.33%	3.70%	1.69%	1.32%	1.60%
Total expenses[d]	0.75%	0.79%	0.80%	0.80%	0.79%	0.84%
Net expenses[e,f,g]	0.72%	0.75%	0.75%	0.74%	0.74%	0.77%
Portfolio turnover rate	12%	42%	28%	23%	80%	123%

Class C	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.61	$23.59	$23.27	$25.41	$25.55	$24.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.42	.86	.70	.24	.15	.21
Net gain (loss) on investments (realized and unrealized)	(.10)	1.04	.33	(2.04)	.02 [h]	.95
Total from investment operations	.32	1.90	1.03	(1.80)	.17	1.16
Less distributions from:
Net investment income	(.40)	(.88)	(.71)	(.25)	(.19)	(.27)
Net realized gains	—	—	—	(.09)	(.12)	—
Total distributions	(.40)	(.88)	(.71)	(.34)	(.31)	(.27)
Net asset value, end of period	$24.53	$24.61	$23.59	$23.27	$25.41	$25.55

Total Return[c]	1.45%	8.20%	4.48%	(7.13%)	0.67%	4.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,197	$51,214	$53,465	$62,864	$90,205	$86,143
Ratios to average net assets:
Net investment income (loss)	3.45%	3.58%	2.96%	0.96%	0.58%	0.85%
Total expenses[d]	1.50%	1.55%	1.60%	1.58%	1.58%	1.61%
Net expenses[e,f,g]	1.47%	1.50%	1.50%	1.49%	1.49%	1.52%
Portfolio turnover rate	12%	42%	28%	23%	80%	123%

126 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.62	$23.61	$23.28	$25.42	$25.57	$24.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.51	1.04	.87	.42	.34	.40
Net gain (loss) on investments (realized and unrealized)	(.10)	1.03	.35	(2.04)	.01 [h]	.94
Total from investment operations	.41	2.07	1.22	(1.62)	.35	1.34
Less distributions from:
Net investment income	(.49)	(1.06)	(.89)	(.43)	(.38)	(.45)
Net realized gains	—	—	—	(.09)	(.12)	—
Total distributions	(.49)	(1.06)	(.89)	(.52)	(.50)	(.45)
Net asset value, end of period	$24.54	$24.62	$23.61	$23.28	$25.42	$25.57

Total Return	1.79%	8.96%	5.31%	(6.42%)	1.38%	5.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,860	$29,561	$54,668	$80,735	$155,465	$150,623
Ratios to average net assets:
Net investment income (loss)	4.20%	4.32%	3.69%	1.67%	1.33%	1.60%
Total expenses[d]	0.99%	0.86%	0.82%	0.95%	0.83%	0.90%
Net expenses[e,f,g]	0.72%	0.75%	0.75%	0.74%	0.74%	0.77%
Portfolio turnover rate	12%	42%	28%	23%	80%	123%

Institutional Class	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.62	$23.60	$23.28	$25.42	$25.56	$24.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.54	1.10	.93	.49	.40	.46
Net gain (loss) on investments (realized and unrealized)	(.10)	1.04	.34	(2.05)	.03 [h]	.95
Total from investment operations	.44	2.14	1.27	(1.56)	.43	1.41
Less distributions from:
Net investment income	(.52)	(1.12)	(.95)	(.49)	(.45)	(.52)
Net realized gains	—	—	—	(.09)	(.12)	—
Total distributions	(.52)	(1.12)	(.95)	(.58)	(.57)	(.52)
Net asset value, end of period	$24.54	$24.62	$23.60	$23.28	$25.42	$25.56

Total Return	1.92%	9.28%	5.53%	(6.19%)	1.67%	5.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,986,896	$3,567,952	$3,245,439	$3,907,125	$4,960,578	$2,911,309
Ratios to average net assets:
Net investment income (loss)	4.45%	4.58%	3.96%	1.97%	1.58%	1.85%
Total expenses[d]	0.53%	0.57%	0.59%	0.56%	0.56%	0.59%
Net expenses[e,f,g]	0.47%	0.50%	0.50%	0.49%	0.49%	0.52%
Portfolio turnover rate	12%	42%	28%	23%	80%	123%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 127

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.61	$23.59	$23.26	$25.40	$25.55	$24.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	1.11	1.00	.48	.40	.48
Net gain (loss) on investments (realized and unrealized)	(.10)	1.05	.29	(2.04)	.02 [h]	.93
Total from investment operations	.45	2.16	1.29	(1.56)	.42	1.41
Less distributions from:
Net investment income	(.53)	(1.14)	(.96)	(.49)	(.45)	(.52)
Net realized gains	—	—	—	(.09)	(.12)	—
Total distributions	(.53)	(1.14)	(.96)	(.58)	(.57)	(.52)
Net asset value, end of period	$24.53	$24.61	$23.59	$23.26	$25.40	$25.55

Total Return	1.94%	9.33%	5.60%	(6.19%)	1.64%	5.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$380,112	$369,771	$308,179	$27,499	$44,232	$31,315
Ratios to average net assets:
Net investment income (loss)	4.50%	4.63%	4.22%	1.94%	1.58%	1.96%
Total expenses[d]	0.45%	0.49%	0.49%	0.49%	0.49%	0.53%
Net expenses[e,f,g]	0.42%	0.46%	0.46%	0.49%	0.49%	0.52%
Portfolio turnover rate	12%	42%	28%	23%	80%	123%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.02%	0.01%	0.01%	0.00%*	—	0.00%*
Class C	0.01%	0.01%	0.01%	—	—	0.00%*
Class P	—	—	0.00%*	—	—	0.00%*
Institutional Class	—	0.01%	0.00%*	—	—	0.00%*
Class R6	0.00%*	0.00%*	0.02%	0.02%	0.01%	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.71%	0.72%	0.72%	0.73%	0.73%	0.75%
Class C	1.46%	1.47%	1.48%	1.48%	1.48%	1.50%
Class P	0.71%	0.72%	0.72%	0.73%	0.73%	0.75%
Institutional Class	0.46%	0.47%	0.47%	0.48%	0.48%	0.50%
Class R6	0.42%	0.42%	0.44%	0.48%	0.48%	0.50%

[h]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

128 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Shares	Value
COMMON STOCKS† - 0.1%

Consumer, Non-cyclical - 0.1%
Endo, Inc.*	146,283	$3,510,792
Save-A-Lot*,†††	1,053,728	105
Total Consumer, Non-cyclical		3,510,897

Industrial - 0.0%
API Heat Transfer Intermediate*,†††	743	1,013,548
Schur Flexibles GesmbH*,††	1,661	130,089
YAK BLOCKER 2 LLC†††	74,424	125,830
YAK BLOCKER 2 LLC†††	68,788	116,300
BP Holdco LLC*,†††,1	37,539	30,686
Vector Phoenix Holdings, LP*,†††	37,539	794
Targus, Inc.*,†††	12,773	226
Targus, Inc.*,†††	12,773	1
Total Industrial		1,417,474

Communications - 0.0%
Xplore, Inc.*,††	204,119	570,392
Vacasa, Inc. — Class A*	25,191	135,527
Total Communications		705,919

Consumer, Cyclical - 0.0%
SHO Holding I Corp.*,†††	1,150	903,398
Accuride Corp.*,†††	3,399,497	340
ATD New Holdings, Inc.*,††	42,478	42
Accuride Liquidating Trust*,†††	209	—
Total Consumer, Cyclical		903,780

Financial - 0.0%
Checkers Holdings, Inc.*,†††	158,620	631,308
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	6,864,930	686
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,3	4,400,000	440
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,3	1,825,000	183
Total Financial		632,617

Energy - 0.0%
Permian Production Partners LLC*,†††	573,522	5,665

Total Common Stocks
(Cost $14,489,454)		7,176,352

PREFERRED STOCKS† - 4.5%
Financial - 3.7%
Citigroup, Inc.††
3.88%	30,600,000	29,892,513
4.00%	13,100,000	12,896,443
Goldman Sachs Group, Inc.††
4.13%	20,500,000	19,858,740
7.50%	10,750,000	11,275,417
6.85%	4,800,000	4,859,986
Wells Fargo & Co.††
3.90%	25,750,000	25,236,939
6.85%	8,250,000	8,561,116
Markel Group, Inc.††
6.00%	29,050,000	28,890,748
Charles Schwab Corp.††
4.00%	18,700,000	16,572,854
5.38%	7,150,000	7,124,643
Equitable Holdings, Inc.††
4.95%	22,819,000	22,730,741
JPMorgan Chase & Co.††
6.50%	20,000,000	20,468,858
Bank of New York Mellon Corp.††
3.75%	20,550,000	19,642,995
Bank of America Corp.††
4.38%	13,850,000	13,498,488
MetLife, Inc.††
3.85%	12,200,000	12,056,954
State Street Corp.††
6.70%	9,590,000	9,818,520
6.45%	1,100,000	1,099,028
American National Group, Inc.
7.38%	369,000	9,490,680
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[4]	8,450,000	8,434,183
Jackson Financial, Inc.
8.00%	284,000	7,474,880
CNO Financial Group, Inc.
5.13% due 11/25/60	321,950	6,084,855
Selective Insurance Group, Inc.
4.60%	246,000	4,459,980
First Republic Bank†††
4.25%*	803,675	321
4.50%*	238,300	95
Total Financial		300,429,977

Government - 0.3%
CoBank ACB††
4.25%	20,000,000	19,163,428
7.13%	2,500,000	2,539,073
Farmer Mac
5.75%	272,820	6,165,759
Total Government		27,868,260

Communications - 0.3%
AT&T Mobility II LLC†††
6.80%*	27,000	27,509,490

Energy - 0.2%
Venture Global LNG, Inc.††
9.00%[4]	18,150,000	17,224,147
Total Preferred Stocks
(Cost $408,024,989)		373,031,874

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	128,004	1,350
Pershing Square SPARC Holdings, Ltd.*,†††,2	1,716,232	172

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 129

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Shares	Value
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,2	762,770	$76
Total Warrants
(Cost $296,403)		1,598

EXCHANGE-TRADED FUNDS***,† - 0.8%
SPDR S&P 500 ETF Trust	125,000	69,923,750
Total Exchange-Traded Funds
(Cost $65,397,500)		69,923,750

MUTUAL FUNDS† - 4.4%
Guggenheim Limited Duration Fund — Class R6[1]	5,576,930	136,802,089
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	5,414,342	54,305,848
Guggenheim Strategy Fund III[1]	2,141,133	53,378,438
Guggenheim Strategy Fund II1	2,067,016	51,386,025
NAA Risk Managed Real Estate Fund[18]	1,125,825	36,324,362
NAA Opportunity Fund[18]	1,032,035	32,911,594
Total Mutual Funds
(Cost $358,309,108)		365,108,356

MONEY MARKET FUNDS***,† - 1.8%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.14%[5]	86,221,631	86,221,631
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[5]	59,671,651	59,671,651
Western Asset Institutional U.S. Treasury Reserves — Institutional Shares, 4.16%[5]	242,171	242,171
Total Money Market Funds
(Cost $146,135,453)		146,135,453

	Face Amount~
CORPORATE BONDS†† - 28.7%
Financial - 9.8%
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]	33,375,000	34,285,470
6.13% due 11/01/32[4]	5,000,000	4,919,913
Pershing Square Holdings Ltd.
3.25% due 10/01/31[4]	31,500,000	27,628,816
3.25% due 11/15/30	12,120,000	10,828,721
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	21,650,000	19,394,067
2.88% due 10/15/26[4]	9,250,000	8,865,553
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	21,105,585
5.30% due 01/15/29	6,950,000	6,959,890
Wilton RE Ltd.
6.00%[4,6,7]	27,267,000	26,961,390
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	36,940,000	22,996,583
Host Hotels & Resorts, LP
3.50% due 09/15/30	24,000,000	21,989,355
CBS Studio Center
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/09/25◊,†††	22,000,000	21,966,975
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	23,000,000	21,623,333
PennyMac Financial Services, Inc.
7.13% due 11/15/30[4]	9,275,000	9,423,075
6.88% due 02/15/33[4]	6,440,000	6,399,750
7.88% due 12/15/29[4]	3,675,000	3,823,106
5.38% due 10/15/25[4]	1,819,000	1,814,765
FS KKR Capital Corp.
3.25% due 07/15/27	21,000,000	20,100,158
Equitable Holdings, Inc.
6.70% due 03/28/55[7]	20,150,000	19,994,357
LPL Holdings, Inc.
4.00% due 03/15/29[4]	14,788,000	14,163,745
4.38% due 05/15/31[4]	5,500,000	5,233,122
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	8,650,000	8,339,625
5.50% due 11/15/25[4]	6,300,000	6,282,753
5.75% due 06/15/27[4]	4,550,000	4,473,720
Starwood Property Trust, Inc.
4.38% due 01/15/27[4]	19,000,000	18,464,567
Mitsubishi UFJ Financial Group, Inc.
5.42% due 02/22/29[7]	18,050,000	18,451,968
OneMain Finance Corp.
9.00% due 01/15/29	7,150,000	7,503,288
4.00% due 09/15/30	7,250,000	6,386,914
7.88% due 03/15/30	2,225,000	2,306,153
7.13% due 03/15/26	2,000,000	2,029,343
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[4]	14,770,000	14,499,470
7.00% due 01/15/31[4]	3,475,000	3,485,627
Encore Capital Group, Inc.
8.50% due 05/15/30[4]	12,100,000	12,471,002
9.25% due 04/01/29[4]	4,450,000	4,660,583
Sherwood Financing plc
7.63% due 12/15/29[4]	EUR 12,190,000	13,323,125
8.00% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR 2,882,000	3,117,931
Global Atlantic Finance Co.
4.70% due 10/15/51[4,7]	11,350,000	10,938,118
7.95% due 06/15/33[4]	2,289,000	2,580,565
6.75% due 03/15/54[4]	2,091,000	2,122,671
IP Lending X Ltd.
7.75% due 07/02/29†††,4	15,407,121	15,407,121
Iron Mountain, Inc.
5.63% due 07/15/32[4]	14,980,000	14,320,884

130 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
4.50% due 02/15/31[4]	925,000	$847,936
SLM Corp.
3.13% due 11/02/26	14,787,000	14,284,996
Focus Financial Partners LLC
6.75% due 09/15/31[4]	14,035,000	13,840,982
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[4,7]	13,650,000	13,602,004
Hampton Roads PPV LLC
6.62% due 06/15/53†††,4	16,455,000	13,520,037
Kennedy-Wilson, Inc.
5.00% due 03/01/31	14,669,000	12,908,428
4.75% due 02/01/30	250,000	223,603
4.75% due 03/01/29	25,000	22,890
Hunt Companies, Inc.
5.25% due 04/15/29[4]	13,700,000	13,094,104
Lloyds Banking Group plc
5.87% due 03/06/29[7]	12,100,000	12,478,616
MidCap Funding XLVI Trust
7.81% (1 Month Term SOFR + 3.50%, Rate Floor: 0.00%) due 04/15/27◊,†††	12,440,000	12,440,000
First American Financial Corp.
4.00% due 05/15/30	11,760,000	11,216,401
Galaxy Bidco Ltd.
8.13% due 12/19/29[4]	GBP 7,500,000	9,964,473
Dyal Capital Partners IV
3.65% due 02/22/41†††	10,950,000	9,798,492
Enstar Group Ltd.
7.50% due 04/01/45[4,7]	9,650,000	9,770,316
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[4]	9,810,000	9,768,986
QTS Good News Facility
7.39% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††	9,010,851	9,010,851
Dai-ichi Life Insurance Company Ltd.
6.20%[4,6,7]	8,150,000	8,175,640
Farmers Insurance Exchange
7.00% due 10/15/64[4,7]	7,830,000	7,992,944
QBE Insurance Group Ltd.
5.88%[4,6,7]	7,550,000	7,536,948
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]	7,150,000	7,347,176
Stewart Information Services Corp.
3.60% due 11/15/31	7,788,000	6,959,583
Ryan Specialty LLC
5.88% due 08/01/32[4]	6,950,000	6,864,398
Toronto-Dominion Bank
8.13% due 10/31/82[7]	6,300,000	6,516,751
Americo Life, Inc.
3.45% due 04/15/31[4]	7,470,000	6,467,565
UWM Holdings LLC
6.63% due 02/01/30[4]	6,500,000	6,446,907
PartnerRe Finance B LLC
4.50% due 10/01/50[7]	6,460,000	6,002,044
CNO Financial Group, Inc.
6.45% due 06/15/34	5,200,000	5,422,739
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	5,303,000	5,316,470
Blue Owl Capital GP LLC
7.11% due 08/22/43†††	5,000,000	5,110,236
Fortitude Group Holdings LLC
6.25% due 04/01/30[4]	4,950,000	5,004,190
Walker & Dunlop, Inc.
6.63% due 04/01/33[4]	4,925,000	4,912,687
Bank of Nova Scotia
8.63% due 10/27/82[7]	4,650,000	4,862,798
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	6,412,000	4,847,053
American National Group, Inc.
5.00% due 06/15/27	4,813,000	4,811,787
Globe Life, Inc.
5.85% due 09/15/34	2,780,000	2,846,782
2.15% due 08/15/30	1,560,000	1,351,820
Goldman Sachs Group, Inc.
6.13%[6,7]	4,250,000	4,157,012
Rfna, LP
7.88% due 02/15/30[4]	3,025,000	2,988,095
Accident Fund Insurance Company of America
8.50% due 08/01/32[4]	3,000,000	2,985,028
SBA Communications Corp.
3.13% due 02/01/29	3,100,000	2,829,239
Prudential Financial, Inc.
5.13% due 03/01/52[7]	2,750,000	2,617,606
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]	1,700,000	1,820,374
Reinsurance Group of America, Inc.
6.65% due 09/15/55[7]	1,800,000	1,772,370
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[4]	1,726,000	1,593,623
Atlas Mara Ltd.
due 12/31/21†††,3,8	1,183,303	1
Total Financial		803,996,138

Communications - 3.6%
British Telecommunications plc
4.88% due 11/23/81[4,7]	28,200,000	25,787,163
4.25% due 11/23/81[4,7]	5,250,000	5,095,463
Level 3 Financing, Inc.
4.50% due 04/01/30[4]	19,794,000	15,835,200
11.00% due 11/15/29[4]	5,431,914	6,054,089
4.00% due 04/15/31[4]	6,716,318	5,037,239
10.75% due 12/15/30[4]	2,600,000	2,873,000
McGraw-Hill Education, Inc.
8.00% due 08/01/29[4]	22,634,000	22,260,382
5.75% due 08/01/28[4]	4,600,000	4,491,578
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[7]	21,020,000	21,061,630
Altice France S.A.
5.13% due 07/15/29[4]	13,250,000	10,379,162

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 131

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
5.50% due 10/15/29[4]	11,760,000	$9,318,100
Rogers Communications, Inc.
7.00% due 04/15/55[7]	19,450,000	19,525,257
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]	20,200,000	18,369,173
CSC Holdings LLC
4.13% due 12/01/30[4]	20,672,000	14,969,366
4.63% due 12/01/30[4]	2,715,000	1,321,221
Vodafone Group plc
5.13% due 06/04/81[7]	16,875,000	12,784,709
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[4]	14,265,000	12,165,801
Cable One, Inc.
4.00% due 11/15/30[4]	12,575,000	9,971,060
AMC Networks, Inc.
4.25% due 02/15/29	10,200,000	7,651,597
10.25% due 01/15/29[4]	2,125,000	2,202,031
Virgin Media Finance plc
5.00% due 07/15/30[4]	11,400,000	9,773,115
Sirius XM Radio LLC
4.13% due 07/01/30[4]	8,900,000	7,905,351
3.13% due 09/01/26[4]	1,550,000	1,501,661
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[4]	8,550,000	8,608,303
Paramount Global
5.25% due 04/01/44	5,779,000	4,648,313
5.90% due 10/15/40	2,765,000	2,470,942
4.90% due 08/15/44	1,797,000	1,389,778
Match Group Holdings II LLC
4.63% due 06/01/28[4]	7,700,000	7,388,776
Cogent Communications Group LLC
7.00% due 06/15/27[4]	7,250,000	7,304,179
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	7,000,000	6,790,000
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	3,650,000	3,449,842
Gen Digital, Inc.
6.25% due 04/01/33[4]	2,700,000	2,687,721
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	3,500,000	2,263,197
Ziggo B.V.
4.88% due 01/15/30[4]	1,685,000	1,543,523
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]	700,000	637,587
Total Communications		295,515,509

Industrial - 3.1%
AP Grange Holdings
6.50% due 03/20/45†††	43,700,000	43,918,500
5.00% due 03/20/45†††	4,900,000	4,900,000
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	18,000,000	18,281,582
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	17,160,000	15,538,828
XPO, Inc.
6.25% due 06/01/28[4]	14,085,000	14,240,949
New Enterprise Stone & Lime Company, Inc.
5.25% due 07/15/28[4]	9,081,000	8,777,156
9.75% due 07/15/28[4]	5,350,000	5,378,162
Standard Industries, Inc.
4.38% due 07/15/30[4]	6,200,000	5,721,105
3.38% due 01/15/31[4]	6,552,000	5,696,744
TransDigm, Inc.
6.75% due 08/15/28[4]	7,000,000	7,102,228
6.88% due 12/15/30[4]	4,050,000	4,138,270
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[4]	11,105,000	11,120,991
Arcosa, Inc.
4.38% due 04/15/29[4]	9,400,000	8,809,326
6.88% due 08/15/32[4]	1,300,000	1,317,958
Flowserve Corp.
3.50% due 10/01/30	10,270,000	9,466,343
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[4]	7,943,000	8,022,430
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]	7,455,000	7,388,857
GrafTech Finance, Inc.
4.63% due 12/23/29[4]	10,000,000	6,862,500
Atkore, Inc.
4.25% due 06/01/31[4]	7,700,000	6,782,963
Deuce FinCo plc
5.50% due 06/15/27[4]	GBP 5,350,000	6,782,035
TopBuild Corp.
3.63% due 03/15/29[4]	5,550,000	5,134,155
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[4]	6,520,000	5,118,200
Sealed Air Corp.
6.50% due 07/15/32[4]	5,000,000	5,060,769
Waste Pro USA, Inc.
7.00% due 02/01/33[4]	4,520,000	4,535,251
Artera Services LLC
8.50% due 02/15/31[4]	4,525,000	4,222,386
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 3,500,000	3,971,919
Enviri Corp.
5.75% due 07/31/27[4]	4,125,000	3,938,243
Boeing Co.
6.53% due 05/01/34	3,250,000	3,482,330
Wrangler Holdco Corp.
6.63% due 04/01/32[4]	3,350,000	3,410,789
TK Elevator US Newco, Inc.
5.25% due 07/15/27[4]	3,000,000	2,943,778

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]	2,450,000	$2,514,577
Enpro, Inc.
5.75% due 10/15/26	2,510,000	2,506,141
Ball Corp.
6.88% due 03/15/28	2,077,000	2,123,871
AP Grange Holdings LLC
6.50% due 03/20/45†††	1,789,753	1,789,753
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[4]	1,500,000	1,428,535
Builders FirstSource, Inc.
6.38% due 06/15/32[4]	800,000	802,330
Total Industrial		253,229,954

Energy - 3.0%
BP Capital Markets plc
4.88%[6,7]	39,360,000	37,648,454
Parkland Corp.
4.63% due 05/01/30[4]	20,000,000	18,769,722
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	18,763,000	18,617,489
ITT Holdings LLC
6.50% due 08/01/29[4]	19,477,000	17,968,146
Occidental Petroleum Corp.
7.95% due 06/15/39	12,735,000	14,530,469
4.50% due 07/15/44	2,850,000	2,138,948
Cheniere Energy Partners, LP
5.75% due 08/15/34	16,340,000	16,571,320
CVR Energy, Inc.
8.50% due 01/15/29[4]	15,975,000	15,337,614
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	10,145,000	10,375,077
4.88% due 02/01/31	5,000,000	4,894,626
NuStar Logistics, LP
6.38% due 10/01/30	14,506,000	14,665,793
5.63% due 04/28/27	450,000	448,110
Buckeye Partners, LP
6.88% due 07/01/29[4]	10,770,000	10,948,028
6.75% due 02/01/30[4]	1,800,000	1,823,230
Venture Global LNG, Inc.
9.50% due 02/01/29[4]	8,700,000	9,329,107
9.88% due 02/01/32[4]	3,000,000	3,186,256
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29	7,750,000	7,735,332
8.25% due 01/15/32[4]	2,200,000	2,261,516
7.00% due 08/01/27	2,200,000	2,193,441
Viper Energy, Inc.
7.38% due 11/01/31[4]	6,100,000	6,375,580
5.38% due 11/01/27[4]	4,286,000	4,246,245
Kinetik Holdings, LP
5.88% due 06/15/30[4]	6,100,000	6,036,462
6.63% due 12/15/28[4]	4,450,000	4,520,768
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[4]	6,550,000	6,901,466
TransMontaigne Partners LLC
8.50% due 06/15/30[4]	3,450,000	3,475,394
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[4]	2,198,000	1,891,710
4.13% due 08/15/31[4]	760,000	690,536
3.88% due 08/15/29[4]	510,000	472,110
HF Sinclair Corp.
6.38% due 04/15/27	1,571,000	1,591,460
Sunoco, LP
7.25% due 05/01/32[4]	1,500,000	1,549,158
Total Energy		247,193,567

Consumer, Cyclical - 2.8%
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[4]	15,900,000	14,399,317
3.63% due 02/15/32[4]	4,150,000	3,637,442
5.75% due 05/01/28[4]	525,000	524,912
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]	16,778,000	16,608,492
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	15,450,000	15,160,547
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]	11,350,000	10,247,037
5.88% due 03/01/27	660,000	656,451
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	10,536,000	10,550,180
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	8,865,000	8,903,211
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	9,333,000	8,446,505
Beacon Roofing Supply, Inc.
4.13% due 05/15/29[4]	4,117,000	4,144,259
4.50% due 11/15/26[4]	3,730,000	3,722,504
Air Canada
4.63% due 08/15/29[4]	CAD 5,550,000	3,796,792
3.88% due 08/15/26[4]	3,364,000	3,289,594
Hyatt Hotels Corp.
5.75% due 04/23/30	6,530,000	6,711,239
Papa John’s International, Inc.
3.88% due 09/15/29[4]	7,025,000	6,582,169
TVL Finance plc
6.47% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/30◊	EUR 6,150,000	6,573,638
QuickTop HoldCo AB
7.03% (3 Month EURIBOR + 4.50%, Rate Floor: 0.00%) due 03/31/30◊	EUR 6,000,000	6,550,131
Hanesbrands, Inc.
9.00% due 02/15/31[4]	6,100,000	6,427,670
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]	6,624,953	6,375,470

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 133

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Penn Entertainment, Inc.
4.13% due 07/01/29[4]	6,975,000	$6,192,690
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR 5,150,000	5,955,186
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc.
6.63% due 05/01/32[4]	5,450,000	5,495,085
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[4]	5,600,000	5,454,038
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]	5,100,000	5,241,158
Boyne USA, Inc.
4.75% due 05/15/29[4]	5,484,000	5,163,033
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[4]	3,675,000	3,673,643
6.75% due 02/15/30[4]	1,050,000	1,060,006
American Airlines Class AA Pass Through Trust
3.58% due 01/15/28	1,940,103	1,875,645
3.35% due 10/15/29	1,037,129	983,482
3.65% due 02/15/29	911,430	878,382
3.15% due 02/15/32	874,453	801,021
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[4]	4,800,000	4,432,356
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[4]	4,371,000	4,347,216
Asbury Automotive Group, Inc.
4.63% due 11/15/29[4]	4,472,000	4,190,741
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]	3,450,000	3,558,316
Station Casinos LLC
4.63% due 12/01/31[4]	3,800,000	3,414,380
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]	3,500,000	3,300,825
Ritchie Bros Holdings, Inc.
6.75% due 03/15/28[4]	2,950,000	3,012,816
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]	2,800,000	2,618,664
AccorInvest Group S.A.
6.38% due 10/15/29[4]	EUR 2,325,000	2,588,059
Gates Corp.
6.88% due 07/01/29[4]	2,425,000	2,467,011
William Carter Co.
5.63% due 03/15/27[4]	2,300,000	2,284,034
United Airlines, Inc.
4.63% due 04/15/29[4]	1,700,000	1,608,676
Acushnet Co.
7.38% due 10/15/28[4]	1,500,000	1,552,580
Six Flags Entertainment Corp.
7.00% due 07/01/25[4]	1,511,000	1,512,741
United Airlines Class AA Pass Through Trust
4.15% due 08/25/31	854,859	817,678
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[4]	681,625	684,450
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[4]	700,000	668,547
International Game Technology plc
4.13% due 04/15/26[4]	624,000	616,214
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]	571,000	576,698
Caesars Entertainment, Inc.
6.50% due 02/15/32[4]	400,000	398,703
Newell Brands, Inc.
5.70% due 04/01/26	280,000	279,657
Total Consumer, Cyclical		231,011,291

Consumer, Non-cyclical - 2.7%
Medline Borrower, LP
3.88% due 04/01/29[4]	18,246,000	17,055,146
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.50% due 01/15/30	7,050,000	7,161,898
4.38% due 02/02/52	6,500,000	5,045,853
3.75% due 12/01/31	3,400,000	3,103,284
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]	15,600,000	12,597,000
DaVita, Inc.
4.63% due 06/01/30[4]	8,678,000	7,988,721
3.75% due 02/15/31[4]	4,892,000	4,259,106
AZ Battery Property LLC
6.73% due 02/20/46†††	11,600,000	11,913,775
US Foods, Inc.
4.75% due 02/15/29[4]	6,550,000	6,312,934
6.88% due 09/15/28[4]	3,875,000	3,969,245
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	6,861,000	6,501,651
5.75% due 04/15/26[4]	1,902,000	1,899,215
Verisure Holding AB
5.50% due 05/15/30[4]	EUR 7,450,000	8,254,819
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	9,400,000	8,252,727
CVS Health Corp.
7.00% due 03/10/55[7]	7,770,000	7,831,300
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR 7,000,000	7,329,055
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 7,050,000	7,234,035
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	8,085,000	7,232,526
Option Care Health, Inc.
4.38% due 10/31/29[4]	7,736,000	7,217,749
Smithfield Foods, Inc.
3.00% due 10/15/30[4]	7,000,000	6,238,292
Becle, SAB de CV
2.50% due 10/14/31[4]	7,650,000	6,172,239

134 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
HealthEquity, Inc.
4.50% due 10/01/29[4]	6,555,000	$6,144,588
Boost Newco Borrower LLC
7.50% due 01/15/31[4]	5,275,000	5,490,937
Sammontana Italia S.p.A.
6.54% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR 4,900,000	5,315,713
CPI CG, Inc.
10.00% due 07/15/29[4]	4,685,000	4,987,070
ADT Security Corp.
4.88% due 07/15/32[4]	5,150,000	4,807,450
Central Garden & Pet Co.
4.13% due 04/30/31[4]	5,300,000	4,742,680
Graham Holdings Co.
5.75% due 06/01/26[4]	4,561,000	4,560,334
TriNet Group, Inc.
7.13% due 08/15/31[4]	4,465,000	4,533,712
Chrome Bidco
3.50% due 05/31/28[4]	EUR 4,800,000	4,190,549
Carriage Services, Inc.
4.25% due 05/15/29[4]	4,575,000	4,179,679
CAB SELAS
3.38% due 02/01/28[4]	EUR 4,100,000	4,164,666
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR 3,550,000	3,897,228
Darling Ingredients, Inc.
6.00% due 06/15/30[4]	2,350,000	2,335,758
5.25% due 04/15/27[4]	200,000	198,115
Belron UK Finance plc
5.75% due 10/15/29[4]	1,700,000	1,688,100
4.63% due 10/15/29[4]	EUR 700,000	763,175
WW International, Inc.
4.50% due 04/15/29[4]	6,335,000	1,590,512
Tenet Healthcare Corp.
4.63% due 06/15/28	975,000	941,038
5.13% due 11/01/27	550,000	541,942
Upbound Group, Inc.
6.38% due 02/15/29[4]	1,450,000	1,370,934
Altria Group, Inc.
4.45% due 05/06/50	1,670,000	1,309,464
Concentra Escrow Issuer Corp.
6.88% due 07/15/32[4]	1,120,000	1,139,607
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[4]	600,000	599,409
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	620,000	595,967
Total Consumer, Non-cyclical		223,659,197

Utilities - 1.5%
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	17,145,000	17,010,304
PacifiCorp
7.38% due 09/15/55[7]	16,200,000	16,408,451
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	12,300,000	12,370,818
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30[4]	EUR 5,900,000	6,328,725
6.75% due 02/28/30[4]	4,800,000	4,821,120
Terraform Global Operating, LP
6.13% due 03/01/26[4]	10,178,000	10,118,934
AES Corp.
3.95% due 07/15/30[4]	7,554,000	7,084,333
2.45% due 01/15/31	2,426,000	2,073,822
Clearway Energy Operating LLC
3.75% due 02/15/31[4]	9,409,000	8,265,986
Alexander Funding Trust II
7.47% due 07/31/28[4]	7,750,000	8,249,271
NRG Energy, Inc.
7.00% due 03/15/33[4]	6,950,000	7,492,767
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[7]	6,950,000	6,957,485
CMS Energy Corp.
6.50% due 06/01/55[7]	6,710,000	6,538,758
Exelon Corp.
6.50% due 03/15/55[7]	6,415,000	6,387,656
DPL, Inc.
4.13% due 07/01/25	2,334,000	2,321,030
Southern Co.
3.75% due 09/15/51[7]	1,950,000	1,894,823
Total Utilities		124,324,283

Basic Materials - 1.4%
SNF Group S.A.
4.50% due 03/15/32[4]	EUR 12,500,000	13,475,949
Kaiser Aluminum Corp.
4.50% due 06/01/31[4]	13,250,000	11,726,595
4.63% due 03/01/28[4]	650,000	617,408
Alcoa Nederland Holding B.V.
6.13% due 05/15/28[4]	7,450,000	7,488,561
4.13% due 03/31/29[4]	4,900,000	4,542,377
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[4]	11,950,000	11,730,504
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	11,280,000	10,865,009
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]	11,525,000	10,809,521
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]	10,375,000	10,204,907
Carpenter Technology Corp.
6.38% due 07/15/28	8,315,000	8,289,174
Alumina Pty Ltd.
6.38% due 09/15/32[4]	6,700,000	6,586,971
Novelis Corp.
3.25% due 11/15/26[4]	5,670,000	5,481,420
HB Fuller Co.
4.25% due 10/15/28	5,250,000	4,978,899
Novelis Sheet Ingot GmbH
3.38% due 04/15/29	EUR 4,500,000	4,629,483
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]	3,800,000	3,874,525
Ingevity Corp.
3.88% due 11/01/28[4]	1,000,000	933,367
Mirabela Nickel Ltd.
due 06/24/19†††,3,8	1,885,418	9,427
Total Basic Materials		116,244,097

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 135

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Technology - 0.8%
Qorvo, Inc.
3.38% due 04/01/31[4]	9,225,000	$8,087,137
4.38% due 10/15/29	7,833,000	7,471,482
TeamSystem SpA
6.54% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 02/15/28◊	EUR 11,750,000	12,765,935
6.29% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,4	EUR 350,000	379,220
Dye & Durham Ltd.
8.63% due 04/15/29[4]	7,338,000	7,563,482
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	5,300,000	5,151,948
Playtika Holding Corp.
4.25% due 03/15/29[4]	5,850,000	5,149,728
Capstone Borrower, Inc.
8.00% due 06/15/30[4]	3,525,000	3,619,163
Twilio, Inc.
3.88% due 03/15/31	4,000,000	3,603,286
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[4]	3,050,000	2,675,982
Amentum Holdings, Inc.
7.25% due 08/01/32[4]	2,630,000	2,587,021
ACI Worldwide, Inc.
5.75% due 08/15/26[4]	2,348,000	2,354,823
SS&C Technologies, Inc.
5.50% due 09/30/27[4]	1,570,000	1,558,125
Fair Isaac Corp.
5.25% due 05/15/26[4]	1,375,000	1,374,371
NCR Voyix Corp.
5.13% due 04/15/29[4]	1,122,000	1,068,608
MSCI, Inc.
3.88% due 02/15/31[4]	883,000	820,946
Total Technology		66,231,257

Total Corporate Bonds
(Cost $2,487,257,457)		2,361,405,293

SENIOR FLOATING RATE INTERESTS††,◊ - 20.8%
Consumer, Cyclical - 6.0%
Zephyr Bidco Ltd.
9.95% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 20,850,000	26,944,595
FR Refuel LLC
9.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	20,579,245	20,167,660
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	19,432,784	19,368,073
Caesars Entertainment, Inc.
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	10,102,229	10,018,885
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	8,838,323	8,772,036
Fertitta Entertainment LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29	18,682,705	18,375,001
B&B Hotels
6.67% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR 16,996,376	18,293,221
MB2 Dental Solutions LLC
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	16,474,981	16,415,440
9.83% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	1,628,816	1,615,152
QSRP Finco B.V.
7.92% (6 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/19/31	EUR 8,600,000	9,343,205
7.87% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/19/31	EUR 6,600,000	7,170,367
Citrin Cooperman Advisors LLC
due 03/05/32	16,580,303	16,445,671
Blue Ribbon LLC
12.31% (1 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	14,911,795	11,090,647
12.29% (3 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	5,352,101	5,218,299
Peer Holding III BV
6.80% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	10,420,000	10,391,345
6.80% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/28/30	3,473,750	3,467,254
5.61% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/26/31	EUR 1,000,000	1,079,429
5.11% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/01/31	EUR 1,000,000	1,076,951
Alexander Mann
10.44% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	15,824,963	15,290,870
Tipico
due 05/22/28	EUR 6,900,000	7,405,124
5.78% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/22/28	EUR 6,850,000	7,335,378
Allwyn Entertainment Financing US LLC
due 03/19/32	EUR 11,900,000	12,805,023
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/02/31	1,956,153	1,930,879
Clarios Global, LP
5.61% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR 7,400,000	7,940,606
5.36% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 4,810,000	5,145,675
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/06/30	1,167,075	1,149,569
Betclic Everest Group SAS
5.79% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/10/31	EUR 13,150,000	14,174,707

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
One Hotels GmbH
7.18% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/02/31	EUR 10,400,000	$11,260,271
PHM Group Holding OY
due 02/25/32	EUR 10,000,000	10,735,635
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	10,873,220	10,071,319
Rent-A-Center, Inc.
7.04% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	9,677,819	9,641,527
Drive Bidco B.V.
6.36% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/23/31	EUR 8,800,000	9,498,972
Oil Changer Holding Corp.
11.22% ((1 Month Term SOFR + 6.75%) and (3 Month Term SOFR + 6.75%), Rate Floor: 7.75%) due 02/08/27†††	9,053,920	9,053,920
Shilton BidCo Ltd.
6.36% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 01/14/30	EUR 8,300,000	8,994,197
Belron Finance US LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	8,668,275	8,641,230
Holding Socotec SAS
8.06% (3 Month SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28	8,650,000	8,639,188
Eagle Bidco Ltd.
5.86% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/28	EUR 8,000,000	8,596,732
The Facilities Group
10.16% ((3 Month Term SOFR + 5.75%) and (6 Month Term SOFR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††	8,287,101	8,165,438
NFM & J LLC
10.09% (6 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	8,152,439	8,032,753
Grant Thornton Advisors LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/02/31	7,242,022	7,199,005
PCI Gaming Authority, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	7,146,000	7,070,538
Scientific Games Corp.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	6,920,225	6,875,036
Apro LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	6,318,250	6,290,639
Shaw Development LLC
10.43% (6 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	6,104,298	6,011,063
Entain Holdings (Gibraltar) Ltd.
5.62% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 5,450,000	5,894,268
Tripadvisor, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	5,486,216	5,377,150
Packers Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	9,057,296	5,196,624
CCRR Parent, Inc.
8.82% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	12,220,919	5,071,682
Elvis UK HoldCo Ltd.
6.13% (3 Month EURIBOR + 3.43%, Rate Floor: 3.43%) due 10/19/28	EUR 4,650,000	5,020,752
Accuride Corp.
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 03/07/30†††	2,444,894	4,710,690
Alterra Mountain Co.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28	4,425,309	4,414,246
Parts Europe SA
5.95% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/03/31	EUR 3,550,000	3,834,968
Tacala Investment Corp.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/31	3,565,579	3,560,016
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25	4,572,797	3,484,471
Secretariat Advisors LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/21/32	3,364,624	3,347,801
Seren BidCo AB
7.74% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	2,992,463	2,982,738
Congruex Group LLC
10.90% (3 Month Term SOFR + 1.50%, Rate Floor: 5.90%) (in-kind rate was 5.00%) due 05/03/29[9]	2,821,027	2,454,293
Imagefirst Holdings LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32	2,250,000	2,241,563
SHO Holding I Corp.
10.94% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	1,690,162	1,677,422
11.44% (1 Month Term SOFR + 2.00%, Rate Floor: 6.44%) (in-kind rate was 5.00%) due 06/30/29†††,9	622,113	547,460
AmSpec Parent LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/22/31	2,210,000	2,205,867
Dealer Tire LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31	1,795,986	1,784,761

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 137

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Checkers Holdings, Inc.
13.70% (6 Month Term SOFR + 3.00%, Rate Floor: 7.70%) (in-kind rate was 6.00%) due 06/16/28†††,9	1,323,297	$1,323,297
11.70% (6 Month Term SOFR + 3.00%, Rate Floor: 7.70%) (in-kind rate was 4.00%) due 06/16/27†††,9	182,267	182,267
BIFM CA Buyer, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/31/28	1,271,813	1,270,757
TMF Sapphire Bidco B.V.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/03/28	575,000	570,210
Verisure Holding AB
5.36% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/27/28	EUR 370,000	398,488
WW International, Inc.
8.05% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	750,000	186,750
Total Consumer, Cyclical		490,947,066

Industrial - 3.8%
Hunter Douglas, Inc.
5.61% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/32	EUR 16,400,000	17,303,322
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	4,000,000	3,811,000
Total Webhosting Solutions B.V.
6.86% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/04/31	EUR 18,000,000	19,454,063
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	17,728,123	17,637,412
Fugue Finance LLC
7.50% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/09/32	17,529,750	17,491,360
Merlin Buyer, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	9,089,510	8,945,623
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	8,224,121	8,059,638
Quikrete Holdings, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	7,692,498	7,599,573
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	7,660,000	7,566,165
Arcline FM Holdings, LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/23/28	13,976,175	13,885,329
Atlantic Aviation
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	12,975,536	12,866,023
Hobbs & Associates LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	11,167,734	10,995,528
Michael Baker International LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	10,406,179	10,371,526
Red SPV LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/06/32	10,250,000	10,173,125
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	10,007,285	9,401,444
Inspired Finco Holdings, Ltd.
5.61% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/28/31	EUR 5,385,185	5,784,427
due 02/05/31	EUR 1,543,210	1,657,619
5.61% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/31	EUR 771,605	828,809
DXP Enterprises, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	7,851,048	7,824,040
Boluda Towage S.L.
6.00% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR 7,215,385	7,819,569
Foundation Building Materials Holding Company LLC
8.29% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	8,118,000	7,360,347
Valcour Packaging LLC
8.16% (1 Month Term SOFR + 1.50%, Rate Floor: 5.91%) (in-kind rate was 2.25%) due 10/04/28[9]	4,217,771	3,565,324
9.57% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28	3,454,560	3,466,893
DG Investment Intermediate Holdings 2, Inc.
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	7,044,305	6,991,472
PointClickCare Technologies, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/03/31	6,151,210	6,132,018
Integrated Power Services Holdings, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	6,089,327	6,073,467
Apave S.A.
5.89% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/09/31	EUR 4,850,000	5,287,712
Climater Bidco II
due 02/20/32	EUR 4,700,000	5,086,030
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	3,167,063	3,161,140
6.78% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/25/29	EUR 1,450,000	1,569,691
Anchor Packaging LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	4,666,550	4,659,737
United Airlines, Inc.
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	4,372,736	4,355,551

138 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
NA Rail HoldCo LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/26/32	4,350,000	$4,350,000
ASP Dream Acquisiton Co. LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	4,400,000	4,246,000
Mauser Packaging Solutions Holding Co.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27	4,174,227	4,155,109
FCG Acquisitions, Inc.
7.55% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	4,021,843	3,987,899
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	4,000,000	3,960,000
TK Elevator Midco GmbH
5.16% (6 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/27†††	EUR 3,771,382	3,953,676
MI Windows And Doors LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	3,574,182	3,504,199
Artera Services LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	3,584,470	3,391,303
EMRLD Borrower, LP
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31	2,089,500	2,068,229
6.93% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	1,255,315	1,241,908
Aegion Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	3,100,907	3,078,456
Cube A&D Buyer, Inc.
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/17/31	2,775,000	2,751,884
Brown Group Holding LLC
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	1,389,170	1,380,099
6.81% ((1 Month Term SOFR + 2.50%) and (3 Month Term SOFR + 2.50%), Rate Floor: 3.00%) due 07/01/31	1,240,641	1,232,117
Vista Management Holding, Inc.
due 03/26/31	2,250,000	2,233,125
ILPEA Parent, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/22/28	2,057,191	2,045,630
Madison Safety & Flow LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31	1,393,000	1,389,949
due 09/26/31	125,000	124,726
Albion Financing 3 SARL
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 08/16/29	1,366,150	1,364,866
White Cap Supply Holdings LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	1,296,750	1,255,072
Service Logic Acquisition, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 10/29/27	1,250,000	1,245,313
Air Canada
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	990,000	976,694
API Heat Transfer Thermasys Corp.
12.56% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	483,528	483,528
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	280,567	280,567
Pro Mach Group, Inc.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 08/31/28	600,000	598,020
LBM Acquisition LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	497,494	457,819
Gulfside Supply, Inc.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 06/17/31	363,422	359,788
Total Industrial		313,300,953

Financial - 3.4%
Cegid Group
5.86% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/30	EUR 10,000,000	10,753,706
5.86% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/10/28	EUR 9,725,000	10,459,348
Higginbotham Insurance Agency, Inc.
8.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	20,775,970	20,631,962
Ardonagh Midco 3 plc
6.25% (3 Month EURIBOR + 3.63%, Rate Floor: 3.63%) due 02/15/31	EUR 13,600,000	14,582,067
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31	5,670,000	5,592,038
QTS Good News Facility
7.14% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28†††	19,150,000	19,128,789
Cobham Ultra SeniorCo SARL
8.43% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	11,392,822	11,340,642
6.34% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/29	EUR 7,000,000	7,505,476
Asurion LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	15,273,250	15,058,508
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	3,072,855	3,041,573

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 139

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Aretec Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	16,591,405	$16,436,607
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	15,998,108	15,963,232
HighTower Holding LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32	13,829,530	13,717,234
AqGen Island Holdings, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	11,423,944	11,327,526
Nexus Buyer LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	10,628,875	10,560,212
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	6,080,169	5,756,522
6.36% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR 2,976,563	3,043,882
Galaxy Bidco Ltd.
6.71% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR 7,500,000	8,121,767
Sandy Bidco B.V.
6.26% (6 Month EURIBOR + 3.85%, Rate Floor: 3.85%) due 08/17/29	EUR 7,050,000	7,502,936
Pex Holdings LLC
6.97% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/26/31	6,300,000	6,252,750
Quimper AB
6.43% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/31/30	EUR 5,600,000	6,066,556
Cross Financial Corp.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/31	5,813,721	5,806,454
Focus Financial Partners LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	5,700,000	5,639,466
Tegra118 Wealth Solutions, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	5,565,229	5,528,109
Amwins Group, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	4,289,250	4,251,548
Capstone Borrower, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/17/30	3,947,251	3,924,554
Apleona Holding GmbH
6.36% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 04/28/28	EUR 3,200,000	3,462,829
OEG Borrower LLC
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31	3,412,850	3,404,318
Apex Group Treasury LLC
7.82% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	3,177,375	3,163,490
Alter Domus
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/30/31	3,137,934	3,139,629
Cervantes Bidco S.L.U.
6.46% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 10/30/31	EUR 2,800,000	3,034,853
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	2,992,500	2,969,129
Orion Advisor Solutions, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	2,394,000	2,390,840
Assetmark Financial Holdings, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	2,194,500	2,177,361
Howden Group Holdings Ltd.
5.88% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/15/31	EUR 2,000,000	2,157,515
Hyperion Refinance SARL
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/15/31	1,845,375	1,830,243
Virtu Financial
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	1,250,000	1,249,225
Total Financial		276,972,896

Technology - 3.1%
Sitecore Holding III A/S
10.06% (3 Month Term SOFR + 3.58%, Rate Floor: 5.73%) (in-kind rate was 4.33%) due 03/12/29†††,9	14,627,164	14,519,035
9.01% (3 Month EURIBOR + 3.50%, Rate Floor: 4.76%) (in-kind rate was 4.25%) due 03/12/29†††,9	EUR 10,221,425	10,979,185
DS Admiral Bidco LLC
8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	20,580,200	19,731,267
Datix Bidco Ltd.
9.95% (2 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/25/31†††	GBP 12,072,000	15,486,187
9.68% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††	3,430,000	3,405,873
Visma AS
6.08% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/05/28†††	EUR 16,296,596	17,546,925
Aston FinCo SARL
9.23% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 12,514,613	15,217,853
Team.Blue Finco SARL
6.06% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 09/30/29	EUR 7,500,000	8,087,599
6.06% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR 6,506,144	7,015,878

140 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Planview Parent, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	14,213,146	$14,042,589
Precise Midco B.V.
5.75% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/15/30	EUR 11,400,000	12,282,417
Wrench Group LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	12,870,000	12,194,325
Boxer Parent Co., Inc.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	8,670,000	8,508,911
6.11% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/30/31	EUR 3,311,165	3,562,736
Zuora, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/14/32	11,475,000	11,302,875
Kaseya, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/05/32	10,650,000	10,603,459
Kerridge Commercial Systems Bidco Ltd.
9.71% (3 Month GBP SONIA + 5.25%, Rate Floor: 6.00%) due 09/07/30†††	GBP 7,997,768	10,177,380
Modena Buyer LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	10,393,950	10,051,781
Leia Finco US LLC
7.54% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	10,065,000	9,951,769
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	7,645,000	7,645,000
Finastra
11.43% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29	7,592,310	7,592,310
Polaris Newco LLC
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/04/26†††	5,775,478	5,605,471
6.11% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/02/28	EUR 994,845	1,006,128
Gen Digital, Inc.
due 02/13/32	5,700,000	5,638,725
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	4,977,824	4,952,039
Azalea TopCo
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/30/31	3,910,350	3,886,731
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	1,271,700	1,268,000
Central Parent LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	1,462,650	1,251,663
Redhalo Midco Ltd.
6.11% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/24/31	EUR 1,000,000	1,084,093
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29	733,373	725,870
Xerox Corp.
8.28% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	432,692	411,464
Athenahealth Group, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 02/15/29	340,000	335,220
Finastra USA, Inc.
11.43% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	242,894	220,632
Total Technology		256,291,390

Consumer, Non-cyclical - 3.0%
Southern Veterinary Partners LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	34,083,687	33,968,144
Women’s Care Holdings, Inc.
8.89% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	30,205,607	27,808,188
Nidda Healthcare Holding GmbH
6.54% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR 16,147,239	17,440,801
Recess Holdings, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	16,550,808	16,530,120
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	17,249,255	16,340,909
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	14,943,606	14,257,097
LaserAway Intermediate Holdings II LLC
10.31% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	12,127,162	11,611,757
Domidep
6.55% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/30/29	EUR 10,200,000	11,036,000
Pacific Dental Services LLC
due 03/15/31	9,900,000	9,831,987
Artisan Newco B.V.
due 03/18/32	EUR 8,825,000	9,496,162
Rainbow Finco SARL
8.70% (6 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 02/26/29	GBP 7,250,000	9,338,502
Eyecare Partners LLC
9.00% (3 Month Term SOFR + 1.00%, Rate Floor: 5.39%) (in-kind rate was 3.61%) due 11/30/28[9]	8,963,825	6,980,578

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 141

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
10.04% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	2,100,649	$2,130,583
CHG PPC Parent LLC
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28	9,029,255	9,006,682
Gibson Brands, Inc.
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	8,030,250	7,876,310
Florida Food Products LLC
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	8,623,100	7,227,279
IVI America LLC
8.05% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/07/31	6,811,343	6,811,343
Hanger, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	5,147,338	5,139,823
Outcomes Group Holdings, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31	4,328,277	4,322,867
Aenova Holding Gmbh
5.50% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 08/22/31	EUR 4,000,000	4,293,388
VC GB Holdings I Corp.
8.06% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	4,107,545	3,969,449
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	3,200,000	3,176,128
Resonetics LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/18/31	2,517,388	2,500,622
Affidea
6.42% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/22/29	EUR 2,000,000	2,155,654
Culligan
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	1,636,724	1,619,915
Medical Solutions Parent Holdings, Inc.
7.89% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	2,206,417	1,407,694
Bowtie Germany Bidco GmbH
6.36% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 1,000,000	1,078,076
Lyons Magnus
10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 05/10/27	871,378	810,382
Weber-Stephen Products LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 10/30/27	412,250	400,295
Moran Foods LLC
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	1,052,019	277,810
TGP Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	211,534	192,470
Total Consumer, Non-cyclical		249,037,015

Communications - 0.9%
Syndigo LLC
9.07% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27	21,927,139	21,844,912
Speedster Bidco GmbH
6.13% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/10/31	EUR 5,700,000	6,161,995
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	5,700,000	5,685,750
FirstDigital Communications LLC
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††	10,391,750	10,157,149
MasOrange Finco Plc
due 03/20/31	EUR 5,900,000	6,314,232
Zayo Group Holdings, Inc.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,146,447	5,708,513
Cengage Learning, Inc.
7.83% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	5,668,625	5,616,304
UFC Holdings LLC
6.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/31	4,350,000	4,336,385
Xplore, Inc.
6.05% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	3,620,762	2,828,720
9.55% (3 Month Term SOFR + 1.50%, Rate Floor: 6.05%) (in-kind rate was 3.50%) due 10/23/29[9]	1,013,555	979,348
Level 3 Financing, Inc.
due 03/21/32	2,090,000	2,061,910
Total Communications		71,695,218

Energy - 0.3%
BANGL LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	13,582,134	13,599,111
Par Petroleum LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	8,928,857	8,754,030
Bip PipeCo Holdings LLC
6.54% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30	3,557,189	3,543,102
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	2,255,101	2,254,154

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Permian Production Partners LLC
12.44% (1 Month Term SOFR + 6.00%, Rate Floor: 10.44%) (in-kind rate was 2.00%) due 11/24/25†††,9	694,947	$687,998
Total Energy		28,838,395

Basic Materials - 0.3%
Lummus Technology Holdings V LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 12/31/29	5,785,500	5,766,929
GrafTech Finance, Inc.
10.30% (3 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	5,221,215	5,322,403
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30	5,146,019	5,100,991
Discovery Purchaser Corp.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	3,447,500	3,409,784
Eden S.A.S.
5.86% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/22/29	EUR 1,500,000	1,624,353
Schur Flexibles GmbH
7.88% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR 787,500	462,308
Total Basic Materials		21,686,768

Total Senior Floating Rate Interests
(Cost $1,725,570,530)		1,708,769,701

ASSET-BACKED SECURITIES†† - 20.0%
Collateralized Loan Obligations - 11.2%
Fortress Credit Opportunities IX CLO Ltd.
2021-9A CR, 7.36% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 10/15/33◊,4	35,000,000	35,051,055
2021-9A DR, 8.51% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,4	7,750,000	7,763,128
2021-9A A2TR, 6.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,4	2,950,000	2,955,751
FS Rialto
2021-FL3 D, 6.93% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 11/16/36◊,4	36,500,000	36,082,714
2021-FL2 D, 7.23% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 05/16/38◊,4	8,850,000	8,521,633
Palmer Square Loan Funding Ltd.
2022-1A B, 6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/30◊,4	26,200,000	26,046,146
2021-3A C, 7.06% (3 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 07/20/29◊,4	8,300,000	8,303,464
2022-1A C, 6.90% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 04/15/30◊,4	3,400,000	3,397,943
BXMT Ltd.
2020-FL2 C, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.76%) due 02/15/38◊,4	15,640,000	15,477,164
2020-FL2 D, 6.38% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 02/15/38◊,4	8,000,000	7,362,661
2020-FL3 D, 7.23% (1 Month Term SOFR + 2.91%, Rate Floor: 2.91%) due 11/15/37◊,4	7,350,000	6,960,156
LoanCore Issuer Ltd.
2021-CRE6 D, 7.28% (1 Month Term SOFR + 2.96%, Rate Floor: 2.85%) due 11/15/38◊,4	11,300,000	11,217,107
2021-CRE5 D, 7.43% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,4	8,250,000	8,209,869
2022-CRE7 D, 7.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/17/37◊,4	6,400,000	6,374,934
2021-CRE5 C, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.46%) due 07/15/36◊,4	3,400,000	3,389,802
LCCM Trust
2021-FL3 C, 7.03% (1 Month Term SOFR + 2.71%, Rate Floor: 2.71%) due 11/15/38◊,4	28,865,000	28,588,283
Fontainbleau Vegas
9.97% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	26,499,999	26,499,999
Cerberus Loan Funding XLVII LLC
2024-3A C, 6.85% (3 Month Term SOFR + 2.55%, Rate Floor: 2.55%) due 07/15/36◊,4	20,150,000	20,296,730
2024-3A D, 8.65% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,4	3,900,000	3,959,143
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.50% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,4	22,800,000	23,008,670
FS Rialto Issuer LLC
2024-FL9 C, 6.96% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,4	10,450,000	10,452,109
2025-FL10 C, 6.45% (1 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 08/19/42◊,4	9,800,000	9,655,503
2025-FL10 B, 6.15% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,4	1,500,000	1,480,474

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 143

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Cerberus Loan Funding XLII LLC
2023-3A C, 8.46% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,4	21,550,000	$21,550,724
BCRED CLO LLC
2025-1A C, 6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/37◊,4	21,000,000	21,041,347
MidOcean Credit CLO VII
2020-7A CR, 6.76% (3 Month Term SOFR + 2.46%, Rate Floor: 0.00%) due 07/15/29◊,4	21,000,000	21,005,972
Golub Capital Partners CLO Ltd.
2018-36A C, 6.67% (3 Month Term SOFR + 2.36%, Rate Floor: 0.00%) due 02/05/31◊,4	20,000,000	20,002,550
BSPDF Issuer Ltd.
2021-FL1 D, 7.18% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,4	19,975,000	19,555,181
BSPRT Issuer Ltd.
2021-FL6 D, 7.43% (1 Month Term SOFR + 3.11%, Rate Floor: 3.00%) due 03/15/36◊,4	18,425,000	17,885,654
2021-FL7 D, 7.18% (1 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 12/15/38◊,4	1,600,000	1,599,140
Hlend CLO LLC
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,4	18,400,000	18,245,779
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 8.41% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,4	18,100,000	18,100,987
Owl Rock CLO I LLC
2024-1A C, 8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,4	17,250,000	17,446,704
Cerberus Loan Funding XLV LLC
2024-1A C, 7.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 04/15/36◊,4	17,150,000	17,360,703
Voya CLO Ltd.
2021-2A CR, 8.16% (3 Month Term SOFR + 3.86%, Rate Floor: 3.60%) due 06/07/30◊,4	16,500,000	16,502,082
2013-1A INC, due 10/15/30[4,10]	28,970,307	704,558
TRTX Issuer Ltd.
2025-FL6 B, 6.38% (1 Month Term SOFR + 2.05%, Rate Floor: 2.05%) due 09/18/42◊,4	17,100,000	17,064,459
RR 39 Ltd.
2025-39A SUB, due 04/15/38[4,10,11]	18,750,000	16,996,082
Owl Rock CLO VIII LLC
2025-8A CR, due 04/24/37◊,4	16,000,000	16,021,299
STWD Ltd.
2022-FL3 D, 7.10% (30 Day Average SOFR + 2.75%, Rate Floor: 2.75%) due 11/15/38◊,4	11,900,000	11,134,806
2021-FL2 D, 7.23% (1 Month Term SOFR + 2.91%, Rate Floor: 2.80%) due 04/18/38◊,4	3,750,000	3,686,513
Carlyle Direct Lending CLO LLC
2024-1A BR, 7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/15/36◊,4	14,200,000	14,216,473
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.64% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,4	13,500,000	13,556,658
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.19% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,4	13,050,000	13,063,847
Owl Rock CLO VII LLC
2025-7A BR, 6.02% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/38◊,4	12,900,000	12,859,636
Cerberus Loan Funding XL LLC
2023-1A C, 8.70% (3 Month Term SOFR + 4.40%, Rate Floor: 4.40%) due 03/22/35◊,4	12,750,000	12,769,302
Owl Rock CLO IX LLC
2024-9A CR, 6.82% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/22/37◊,4	12,550,000	12,574,804
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A DR, 7.26% (3 Month Term SOFR + 2.96%, Rate Floor: 2.70%) due 01/20/32◊,4	11,500,000	11,494,332
Fortress Credit BSL XV Ltd.
2024-2A CR, 6.89% (3 Month Term SOFR + 2.60%, Rate Floor: 2.60%) due 10/18/33◊,4	11,150,000	11,189,944
Octagon 74 Ltd.
2025-2A SUB, due 04/22/38†††,4,10	12,750,000	11,028,026
KREF Ltd.
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,4	11,000,000	10,770,301
Owl Rock CLO XVI LLC
2024-16A C, 7.59% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,4	10,150,000	10,266,913
THL Credit Lake Shore MM CLO I Ltd.
2021-1A CR, 7.56% (3 Month Term SOFR + 3.26%, Rate Floor: 3.00%) due 04/15/33◊,4	9,900,000	9,900,755

144 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Golub Capital Partners CLO 16 Ltd.
2021-16A CR2, 7.46% (3 Month Term SOFR + 3.16%, Rate Floor: 2.90%) due 07/25/33◊,4	9,300,000	$9,312,677
Cerberus Loan Funding XLVI, LP
2024-2A C, 7.35% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 07/15/36◊,4	8,000,000	8,079,615
2024-2A D, 9.25% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,4	1,000,000	1,015,231
BCC Middle Market CLO LLC
2021-1A A1R, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,4	9,000,000	9,015,770
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, due 10/20/38◊,4	8,650,000	8,669,847
Ballyrock CLO 14 Ltd.
2021-14A SUB, due 07/20/37[4,10]	9,750,000	8,120,629
CIFC Funding Ltd.
2021-2A DR, 7.66% (3 Month Term SOFR + 3.36%, Rate Floor: 3.10%) due 04/20/30◊,4	8,100,000	8,102,962
BSPRT Issuer LLC
2024-FL11 C, 6.96% (1 Month Term SOFR + 2.64%, Rate Floor: 2.64%) due 07/15/39◊,4	7,825,000	7,802,406
Madison Park Funding XLVIII Ltd.
2021-48A D, 7.56% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 04/19/33◊,4	7,500,000	7,505,422
ACRE Commercial Mortgage Ltd.
2021-FL4 D, 7.03% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 12/18/37◊,4	7,350,000	7,166,250
AGL CLO 35 Ltd.
2024-35A SUB, due 01/21/38[4,10]	7,750,000	6,809,150
Dryden 37 Senior Loan Fund
2017-37A BR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,4	3,494,745	3,493,971
2017-37A CR, 7.81% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,4	3,166,667	3,167,804
2015-37A SUB, due 01/15/31[4,10]	2,838,588	24,022
Madison Park Funding LVIII Ltd.
2024-58A D, 7.95% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,4	6,600,000	6,606,417
OCP CLO Ltd.
2024-38A SUB, due 01/21/38[4,10]	8,250,000	6,523,275
Cerberus Loan Funding XXXIII, LP
2021-3A C, 7.36% (3 Month Term SOFR + 3.06%, Rate Floor: 2.80%) due 07/23/33◊,4	5,900,000	5,908,306
LoanCore
2025-CRE8 C, 6.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/17/42◊,4	5,750,000	5,714,292
ABPCI Direct Lending Fund CLO I LLC
2021-1A C2, 7.56% (3 Month Term SOFR + 3.26%, Rate Floor: 3.26%) due 07/20/33◊,4	5,550,000	5,558,071
Madison Park Funding LXXI Ltd.
2025-71A E, 9.02% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/23/38◊,4	5,500,000	5,499,777
Cerberus Loan Funding XLVIII LLC
2024-4A D, 8.30% (3 Month Term SOFR + 3.85%, Rate Floor: 3.85%) due 10/15/36◊,4	5,350,000	5,356,672
AREIT Ltd.
2025-CRE10 B, 6.16% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 01/17/30◊,4	5,200,000	5,191,653
Cerberus Loan Funding XXXV, LP
2021-5A C, 7.16% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 09/22/33◊,4	5,150,000	5,154,975
Hamlin Park CLO Ltd.
2024-1A SUB, due 10/20/37[4,10]	5,550,000	4,962,810
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A D, 7.32% (3 Month Term SOFR + 3.01%, Rate Floor: 2.75%) due 04/16/33◊,4	4,050,000	4,038,667
Elmwood CLO VI Ltd.
2024-3A ERR, 10.19% (3 Month Term SOFR + 5.90%, Rate Floor: 5.90%) due 07/18/37◊,4	4,000,000	3,980,122
Elmwood CLO XI Ltd.
2025-4A ER, 9.02% (3 Month Term SOFR + 4.70%, Rate Floor: 4.70%) due 01/20/38◊,4	3,750,000	3,685,357
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, due 10/24/38[4,10]	4,250,000	3,572,159
Neuberger Berman Loan Advisers CLO 38 Ltd.
2025-38A ER2, 8.92% (3 Month Term SOFR + 4.60%, Rate Floor: 4.60%) due 10/20/36◊,4	3,500,000	3,438,920
Wellfleet CLO Ltd.
2021-3A C, 6.81% (3 Month Term SOFR + 2.51%, Rate Floor: 2.25%) due 01/15/35◊,4	3,400,000	3,401,834
KREF Funding V LLC
6.17% (1 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 06/25/26◊,†††	2,949,056	2,937,132
0.15% due 06/25/26†††,12	8,240,767	2,884

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 145

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
HGI CRE CLO Ltd.
2021-FL2 D, 6.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 09/17/36◊,4	1,600,000	$1,588,531
2021-FL2 E, 6.88% (1 Month Term SOFR + 2.56%, Rate Floor: 2.56%) due 09/17/36◊,4	1,200,000	1,188,927
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.50% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,4	2,750,000	2,722,379
Acrec LLC
2025-FL3 C, 6.60% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 08/18/42◊,4	2,675,000	2,666,580
BDS Ltd.
2021-FL9 E, 7.03% (1 Month Term SOFR + 2.71%, Rate Floor: 2.60%) due 11/16/38◊,4	2,700,000	2,585,988
PFP Ltd.
2024-11 B, 6.81% (1 Month Term SOFR + 2.49%, Rate Floor: 2.49%) due 09/17/39◊,4	2,239,942	2,234,819
OHA Credit Partners VII Ltd.
2025-7A ER4, 8.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/20/38◊,4	2,250,000	2,199,022
GoldenTree Loan Management US CLO 4 Ltd.
2021-4A DR, 7.71% (3 Month Term SOFR + 3.41%, Rate Floor: 3.15%) due 04/24/31◊,4	2,000,000	2,000,791
BNPP IP CLO Ltd.
2014-2A E, 9.80% (3 Month Term SOFR + 5.51%, Rate Floor: 0.00%) due 10/30/25◊,4	5,778,515	1,609,316
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[4,10]	7,895,000	1,303,622
Octagon Loan Funding Ltd.
2014-1A SUB, due 11/18/31[4,10]	19,435,737	1,046,846
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[4,10]	6,400,000	849,020
2013-3X SUB, due 10/15/30[10]	4,938,326	46,420
Wind River CLO Ltd.
2018-1A ARR, 5.61% (3 Month Term SOFR + 1.31%, Rate Floor: 1.05%) due 07/18/31◊,4	873,113	872,444
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[4,10]	1,500,000	651,579
AMMC CLO XI Ltd.
2012-11A SUB, due 04/30/31[4,10]	5,650,000	459,472
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[4,10]	11,700,000	79,292
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[4,10]	18,918,010	43,511
Dryden Senior Loan Fund
2015-37X, due 01/15/31[10]	1,897,598	16,059
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[4,10]	13,790,000	1,379
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[4,10]	11,900,000	1,190
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[3,10]	8,150,000	815
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[4,10]	5,500,000	550
Total Collateralized Loan Obligations		924,637,600

Financial - 2.6%
Lightning A
5.50% due 03/01/37†††	34,800,000	32,501,563
Thunderbird A
5.50% due 03/01/37†††	34,800,000	32,501,563
HarbourVest Structured Solutions IV Holdings, LP
7.28% (3 Month Term SOFR + 3.05%, Rate Floor: 0.00%) due 09/15/26◊,†††	16,119,734	16,098,657
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR 9,403,421	10,075,587
Ceamer Finance LLC
6.92% due 11/15/37†††	9,185,028	9,358,634
6.79% due 11/15/39†††	6,500,000	6,580,357
3.69% due 03/24/31†††	3,801,378	3,629,518
KKR Core Holding Company LLC
4.00% due 08/12/31†††	21,383,908	19,492,480
Metis Issuer LLC
6.89% due 05/15/55	17,900,000	17,900,000
Endo Luxembourg Finance Co.
I SARL / Endo US, Inc. 7.40% due 09/30/45†††	17,000,000	17,366,789
Project Onyx I
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	13,438,042	13,421,363
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	8,166,145	8,071,354
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	7,279,083	6,631,475
Thunderbird B
7.50% due 03/01/37†††	7,000,000	6,600,171
Lightning B
7.50% due 03/01/37†††	7,000,000	6,600,171
Project Onyx II
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	3,683,543	3,671,912
Akso Health Group
7.27% due 12/31/44†††	2,500,000	2,564,170
Total Financial		213,065,764

Transport-Aircraft - 2.6%
AASET Trust
2024-1A, 6.26% due 05/16/49[4]	13,719,276	14,007,359
2021-1A, 2.95% due 11/16/41[4]	11,093,414	10,474,807
2021-2A, 3.54% due 01/15/47[4]	10,867,334	10,023,066
2020-1A, 3.35% due 01/16/40[4]	3,746,749	3,597,293
2020-1A, 4.34% due 01/16/40[4]	2,170,727	1,942,861

146 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2019-2, 3.38% due 10/16/39[4]	1,463,200	$1,404,726
2019-1, 3.84% due 05/15/39[4]	299,062	290,119
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	17,789,694	17,302,968
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49[4]	14,375,000	14,280,917
AASET Ltd.
2024-2A, 5.93% due 09/16/49[4]	13,951,167	14,078,489
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,13]	10,059,365	9,584,009
2019-1, 5.19% due 12/15/44[4,13]	4,716,821	4,272,219
Slam Ltd.
2024-1A, 5.34% due 09/15/49[4]	8,617,091	8,540,459
2021-1A, 3.42% due 06/15/46[4]	2,756,160	2,557,561
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	10,811,438	10,377,715
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[4]	8,593,357	8,643,063
2021-1A, 6.66% due 01/15/46[4]	545,180	544,839
2021-1A, 3.47% due 01/15/46[4]	396,546	383,103
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[4]	4,609,231	4,332,736
2018-1, 4.13% due 06/15/43[4]	3,933,658	3,815,698
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	8,079,402	7,917,936
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[4]	8,478,709	7,839,067
AASET
2025-1A, 5.94% due 02/16/50[4]	7,701,946	7,767,830
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[4]	6,978,444	6,786,386
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[4]	6,696,218	6,234,773
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[4]	5,989,889	5,765,807
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[4]	2,516,390	2,428,367
2017-1, 4.58% due 02/15/42[4]	2,301,820	2,269,611
2017-1, 6.30% due 02/15/42[4]	1,064,106	1,042,912
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[4]	5,312,818	4,834,398
2020-1A, 3.23% due 03/15/40[4]	405,252	384,985
Project Silver
2019-1, 3.97% due 07/15/44[4]	4,911,040	4,739,350
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	4,823,785	4,492,873
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	2,474,651	2,436,888
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	2,053,351	2,022,591
MAPS Trust
2021-1A, 2.52% due 06/15/46[4]	1,694,117	1,579,163
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	1,025,168	1,020,070
Total Transport-Aircraft		210,017,014

Infrastructure - 1.6%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]	39,650,000	38,263,638
2024-1A, 8.87% due 05/15/54[4]	5,950,000	6,173,840
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[4]	20,000,000	20,610,690
2021-1, 4.46% due 11/20/51[4]	11,750,000	11,333,810
2024-1A, 9.19% due 06/20/54[4]	7,250,000	7,603,794
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[4]	17,550,000	17,454,124
2025-1A, 5.04% due 03/25/55[4]	11,550,000	11,142,538
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[4]	7,150,000	6,872,956
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[4]	3,400,000	3,462,114
2024-1A, 6.04% due 11/20/54[4]	1,850,000	1,866,916
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[4]	4,925,000	4,713,397
ALLO Issuer LLC
2025-1A, due 04/20/55[4,11]	2,100,000	2,114,426
Total Infrastructure		131,612,243

Net Lease - 0.5%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[4]	27,799,000	25,079,365
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[4]	11,088,125	11,242,389
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[4]	5,919,010	5,774,868
Total Net Lease		42,096,622

Insurance - 0.5%
Obra Longevity
8.48% due 06/30/39†††	34,300,000	35,847,710
CHEST
7.13% due 03/15/43†††	5,400,000	5,583,162
Total Insurance		41,430,872

Whole Business - 0.5%
Subway Funding LLC
2024-1A, 6.51% due 07/30/54[4]	17,705,625	18,021,063
2024-3A, 5.91% due 07/30/54[4]	9,027,375	8,901,856
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]	9,742,590	9,559,398
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	2,648,438	2,644,937
Wendy’s Funding LLC
2018-1A, 3.88% due 03/15/48[4]	129,824	125,658
Total Whole Business		39,252,912

Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 4.00% due 10/19/37[4]	13,550,000	13,351,319
2020-SFR2, 4.50% due 10/19/37[4]	13,250,000	13,083,961
2020-SFR2, 3.37% due 10/19/37[4]	8,550,000	8,405,991
Total Single Family Residence		34,841,271

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 147

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[4]	4,250,000	$3,829,969

Unsecured Consumer Loans - 0.0%
Regional Management Issuance Trust
2025-1, 5.73% due 04/17/34[4]	1,600,000	1,606,465
Total Asset-Backed Securities
(Cost $1,656,173,972)		1,642,390,732

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.6%
Government Agency - 10.1%
Uniform MBS 30 Year
5.00% due 06/01/25[11]	180,775,000	176,792,888
5.50% due 06/01/25[11]	76,900,000	76,666,301
2.50% due 06/01/25[11]	66,960,000	55,558,922
Fannie Mae
5.50% due 05/01/53	101,230,140	101,428,583
7.00% due 03/01/55	78,869,278	82,502,054
5.00% due 05/01/53	33,295,298	32,678,480
5.00% due 08/01/53	20,982,148	20,624,613
5.00% due 06/01/53	7,279,280	7,155,241
Uniform MBS 15 Year
5.00% due 06/01/25[11]	160,110,000	160,589,209
Freddie Mac
5.50% due 02/01/53	50,454,935	50,759,767
5.00% due 06/01/53	26,587,480	26,221,248
5.00% due 02/01/53	23,007,937	22,700,649
5.00% due 03/01/53	18,126,185	17,817,317
Total Government Agency		831,495,272

Residential Mortgage-Backed Securities - 5.8%
OBX Trust
2024-NQM5, 6.51% due 01/25/64[4]	12,495,000	12,553,660
2024-NQM6, 6.92% (WAC) due 02/25/64◊,4	6,901,000	6,989,373
2022-NQM9, 6.45% due 09/25/62[4,13]	6,312,461	6,315,268
2024-NQM4, 6.62% (WAC) due 01/25/64◊,4	5,250,000	5,281,533
2023-NQM2, 6.80% due 01/25/62[4,13]	5,119,693	5,130,669
2022-NQM8, 6.10% due 09/25/62[4,13]	3,637,840	3,629,575
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[4,13]	23,164,000	20,836,018
2024-RS2, 3.00% due 08/01/69[4,13]	8,002,560	7,457,721
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/36◊	19,684,238	10,217,458
2006-WMC3, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,642,968	5,688,833
2006-HE3, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	4,516,300	4,094,315
2006-WMC4, 4.68% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	6,775,488	3,515,207
2006-WMC4, 4.60% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 12/25/36◊	2,864,914	1,484,353
Top Pressure Recovery Turbines
7.51% due 11/01/69	24,499,168	24,597,165
Verus Securitization Trust
2025-2, 5.66% due 03/25/70[4,13]	19,750,000	19,735,188
2022-8, 6.13% due 09/25/67[4,13]	3,919,579	3,915,674
Ameriquest Mortgage Securities Trust
2006-M3, 4.61% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 10/25/36◊	17,895,735	9,797,929
2006-M3, 4.68% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 10/25/36◊	30,355,709	8,806,938
2006-M3, 4.54% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	12,619,428	3,661,429
FIGRE Trust
2024-HE5, 5.70% (WAC) due 10/25/54◊,4	7,217,154	7,205,783
2024-HE6, 5.97% (WAC) due 12/25/54◊,4	4,339,575	4,354,083
2025-HE1, 6.03% (WAC) due 01/25/55◊,4	3,711,859	3,718,899
2024-HE4, 5.25% (WAC) due 09/25/54◊,4	3,414,876	3,397,017
2024-HE4, 5.30% (WAC) due 09/25/54◊,4	2,937,625	2,908,033
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.47%) due 04/25/37◊	22,436,631	8,132,574
2007-HE2, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	17,096,514	6,185,235
2007-HE4, 4.61% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	5,765,333	4,275,659
2007-HE4, 4.69% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	1,835,024	1,051,711
Long Beach Mortgage Loan Trust
2006-6, 4.94% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	13,212,481	5,050,148
2006-8, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	15,648,745	4,156,139
2006-1, 4.82% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 02/25/36◊	3,463,367	2,959,232
2006-4, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 05/25/36◊	9,595,837	2,794,636

148 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2006-6, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	4,114,207	$1,568,132
2006-8, 4.62% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	4,240,516	1,121,164
2006-6, 4.64% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 07/25/36◊	2,381,627	905,984
RALI Series Trust
2006-QO6, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	30,674,404	6,742,265
2007-QO2, 4.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	12,637,606	3,837,270
2006-QO8, 4.84% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 10/25/46◊	2,436,968	2,341,984
2006-QO6, 4.90% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 06/25/46◊	7,981,062	1,797,575
2006-QO6, 4.96% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 06/25/46◊	5,035,370	1,149,930
2006-QO2, 4.98% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,947,913	1,046,219
2006-QO2, 5.12% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	3,182,638	560,482
2006-QO2, 4.88% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	213,333	36,910
COLT Mortgage Loan Trust
2025-3, 5.71% due 03/25/70[4,13]	14,673,102	14,690,403
American Home Mortgage Assets Trust
2006-6, 4.65% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 12/25/46◊	6,514,778	5,561,606
2006-1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/46◊	5,271,325	4,779,316
2006-3, 5.58% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46◊	4,597,237	3,007,990
LSTAR Securities Investment Ltd.
2024-1, 7.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,4	12,764,992	12,780,227
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 4.69% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	8,734,110	7,460,419
2022-A, 6.17% due 09/25/62[4,13]	5,237,330	5,239,531
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.66% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 11/25/36◊	20,626,250	6,564,975
2006-2, 4.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	18,137,809	5,773,031
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,13]	11,537,239	11,452,530
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 4.66% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 10/25/36◊	18,000,043	7,820,144
2006-HE6, 4.64% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/36◊	4,129,931	1,418,778
2007-HE4, 4.67% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 02/25/37◊	3,612,620	1,142,396
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,13]	7,862,837	7,825,913
2023-NQM2, 6.60% due 11/25/67[4,13]	2,469,320	2,471,668
GSAMP Trust
2007-NC1, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	16,760,792	8,368,908
Master Asset-Backed Securities Trust
2006-WMC3, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	9,635,248	3,236,520
2006-HE3, 4.64% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 08/25/36◊	9,014,043	2,687,214
2006-HE3, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,578,657	2,259,381
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,4	8,650,000	8,106,598
IXIS Real Estate Capital Trust
2007-HE1, 4.60% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	22,714,345	4,668,797
2007-HE1, 4.67% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	16,092,794	3,307,592
Finance of America HECM Buyout
2024-HB1, 6.00% (WAC) due 10/01/34◊,4	8,000,000	7,956,656
PRPM LLC
2024-4, 6.41% due 08/25/29[4,13]	7,487,381	7,501,623
GSAA Home Equity Trust
2006-3, 5.04% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	9,296,310	4,492,305

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 149

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2006-9, 4.92% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	6,880,718	$1,759,906
2007-7, 4.98% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	216,813	207,354
Legacy Mortgage Asset Trust
2021-GS2, 4.75% due 04/25/61[4,13]	6,346,185	6,339,077
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[4,13]	6,300,000	6,316,267
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[4,13]	6,134,734	6,123,733
CIM TRUST
2025-R1, 5.00% due 02/25/99[4,13]	6,000,000	5,896,351
Argent Securities Trust
2006-W5, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	8,054,846	5,250,562
First NLC Trust
2007-1, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/37◊,4	5,975,158	2,961,422
2007-1, 4.51% (1 Month Term SOFR + 0.18%, Rate Floor: 0.07%) due 08/25/37◊,4	4,531,154	2,245,899
Home Equity Loan Trust
2007-FRE1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	5,342,845	5,086,940
Alternative Loan Trust
2007-OA7, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	5,463,571	5,001,441
Lehman XS Trust Series
2006-18N, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	3,009,672	2,907,775
2006-10N, 4.86% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	1,984,398	1,808,586
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.86% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	6,568,426	1,840,332
2007-HE2, 4.96% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	4,754,599	1,332,075
2007-HE2, 4.68% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 02/25/37◊	3,780,394	1,059,242
2007-HE2, 5.28% (1 Month Term SOFR + 0.95%, Rate Floor: 0.84%) due 02/25/37◊	1,538,377	430,928
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.90% (1 Month Term SOFR + 0.57%, Rate Floor: 0.57%) due 01/25/37◊	6,690,784	3,002,763
2007-HE4, 4.61% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	2,570,061	1,472,787
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,4	3,962,530	4,101,817
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 5.20% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 03/25/37◊	10,072,012	4,025,173
HSI Asset Securitization Corporation Trust
2007-HE1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 01/25/37◊	5,382,315	3,825,461
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,4	3,700,000	3,704,178
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.48% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,329,868	2,774,053
First Franklin Mortgage Loan Trust
2006-FF16, 4.86% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	6,852,542	2,769,720
Morgan Stanley Mortgage Loan Trust
2006-9AR, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 08/25/36◊	7,686,390	1,788,213
Alliance Bancorp Trust
2007-OA1, 4.92% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	1,695,979	1,491,623
Nomura Resecuritization Trust
2015-4R, 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,4	777,551	752,264
Morgan Stanley Re-REMIC Trust
2010-R5, 16.90% due 06/26/36[4]	362,855	347,191
Total Residential Mortgage-Backed Securities		478,203,024

Commercial Mortgage-Backed Securities - 1.4%
BX Trust
2024-VLT4, 6.76% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,4	20,650,000	20,443,500

150 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Face Amount~	Value
2023-DELC, 7.66% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,4	10,650,000	$10,669,937
BX Commercial Mortgage Trust
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,4	20,650,000	20,367,401
2024-AIRC, 6.91% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,4	6,500,000	6,495,938
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,4	21,644,000	19,937,552
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 2.64%) due 06/15/38◊,4	15,000,000	12,880,485
SMRT
2022-MINI, 6.27% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,4	10,000,000	9,794,474
GS Mortgage Securities Corporation Trust
2020-DUNE, 7.09% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,4	6,779,433	6,511,523
2020-DUNE, 6.49% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,4	2,539,978	2,464,977
MHP
2022-MHIL, 6.93% (1 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/15/39◊,4	8,204,525	8,132,736
Total Commercial Mortgage-Backed Securities		117,698,523

Military Housing - 0.3%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 10/25/52◊,3,12	132,459,022	7,599,704
2015-R1, 0.70% (WAC) due 11/25/52◊,3,12	146,770,070	6,993,212
2007-AET2, 6.06% due 10/10/52†††,4	5,367,694	5,155,596
2015-R1, 0.70% (WAC) due 11/25/55◊,12	62,155,280	3,526,193
2015-R1, 0.70% (WAC) due 10/25/52◊,12	22,076,504	1,266,617
Total Military Housing		24,541,322

Total Collateralized Mortgage Obligations
(Cost $1,595,087,810)		1,451,938,141

U.S. GOVERNMENT SECURITIES†† - 4.4%
U.S. Treasury Notes
4.25% due 03/15/27[14]	360,000,000	362,264,062
Total U.S. Government Securities
(Cost $359,531,908)		362,264,062

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bills
4.20% due 04/01/25[15]	72,705,000	72,705,000
4.22% due 04/01/25[15]	68,040,000	68,040,000
4.24% due 04/01/25[15]	51,620,000	51,620,000
4.12% due 04/22/25[15]	6,045,000	6,030,012
4.05% due 04/03/25[15]	6,025,000	6,023,580
4.24% due 04/03/25[15]	410,000	409,903
Total U.S. Treasury Bills
(Cost $204,828,600)		204,828,495

CONVERTIBLE BONDS†† - 0.3%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[16]	21,951,000	20,820,524

Communications - 0.1%
Cable One, Inc.
due 03/15/26[16]	5,750,000	5,448,125
Total Convertible Bonds
(Cost $26,138,995)		26,268,649

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
12.10% due 09/30/26	EUR 438,970	403,770
7.88% due 09/30/26	EUR 297,969	274,076
12.05% due 09/30/26	EUR 295,269	271,593
12.05% due 09/30/26	2,901	2,466
Total Industrial		951,905

Total Senior Fixed Rate Interests
(Cost $1,071,498)		951,905

REPURCHASE AGREEMENTS††,17 - 0.6%
BofA Securities, Inc.
issued 03/31/25 at 4.35% due 04/01/25	13,449,891	13,449,891
BNP Paribas
issued 03/31/25 at 4.38% due 04/01/25	12,227,174	12,227,174
J.P. Morgan Securities LLC
issued 03/31/25 at 4.36% due 04/01/25	12,227,174	12,227,174
Bank of Montreal
issued 03/31/25 at 4.33% due 04/01/25	9,781,739	9,781,739
Total Repurchase Agreements
(Cost $47,685,978)		47,685,978

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 151

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $87,953,124)	EUR 81,423,000	$347,636
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $87,953,125)	EUR 81,423,000	347,636
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $61,565,999)	EUR 56,995,000	245,632
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $29,057,380)	EUR 26,900,000	115,932
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $26,384,965)	EUR 24,426,000	105,269
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $4,785,286)	EUR 4,430,000	19,092
Total OTC Options Purchased
(Cost $3,795,598)		1,181,197

OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.2%
Call Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.80%	USD 230,580,000	4,819,237
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82%	USD 123,530,000	2,645,288
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82%	USD 123,530,000	2,645,288
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $206,390,925)	GBP 159,900,000	1,202,806
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.80% (Notional Value $190,643,775)	GBP 147,700,000	840,300
Total Interest Rate Swaptions		12,152,919

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $206,390,925)	GBP 159,900,000	315,385
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $190,643,775)	GBP 147,700,000	148,612
Total Interest Rate Swaptions		463,997

Total OTC Interest Rate Swaptions Purchased
(Cost $7,137,534)		12,616,916

Total Investments - 106.7%
(Cost $9,106,932,787)		$8,781,678,452

OTC INTEREST RATE SWAPTIONS WRITTEN††,19 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $190,643,775)	GBP 147,700,000	(332,405)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $206,390,925)	GBP 159,900,000	(675,720)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32%	USD 123,530,000	(1,291,258)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32%	USD 123,530,000	(1,291,258)
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30%	USD 230,580,000	(2,343,474)
Total Interest Rate Swaptions		(5,934,115)

152 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

	Contracts/ Notional Value	Value
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $190,643,775)	GBP 147,700,000	$(446,975)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $206,390,925)	GBP 159,900,000	(980,264)
Total Interest Rate Swaptions		(1,427,239)

Total OTC Interest Rate Swaptions Written
(Premiums received $4,505,836)		(7,361,354)
Other Assets & Liabilities, net - (6.6)%		(542,188,574)
Total Net Assets - 100.0%		$8,232,128,524

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	432	Mar 2027	$104,317,200	$589,610

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$34,077,000	$1,800,237	$1,603,885	$196,352
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	6,989,000	373,074	496,382	(123,308)
							$2,173,311	$2,100,267	$73,044

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 153

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$27,695,000	$(169,210)	$(1,662,929)	$1,493,719
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	27,695,000	(3,439,450)	(3,974,946)	535,496
						$(3,608,660)	$(5,637,875)	$2,029,215

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	3.75%	Annually	08/01/29	$152,530,000	$467,916	$811	$467,105
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	3.55%	Annually	03/14/54	3,060,000	152,280	293	151,987
J.P. Morgan Securities LLC	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	102,300,000	(1,681,914)	687	(1,682,601)
								$(1,061,718)	$1,791	$(1,063,509)

Total Return Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Morgan Stanley Capital Services LLC	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	Pay	4.36% (SOFR)	At Maturity	09/20/25	N/A	$151,150,000	$(903,150)

OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	4.97% (Federal Funds Rate + 0.64%)	At Maturity	06/02/25	74,100	41,450,799	4,347,536

OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	3.33% (Federal Funds Rate - 1.00%)	At Maturity	04/11/25	252,444	38,934,401	1,934,401

154 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	EUR	Sell	468,570,000	513,247,287	USD	04/15/25	$5,832,868
Barclays Bank plc	GBP	Sell	73,873,000	95,732,242	USD	04/15/25	297,766
Barclays Bank plc	EUR	Sell	5,300,000	5,740,351	USD	04/15/25	981
Goldman Sachs International	GBP	Buy	190,000	246,241	USD	04/15/25	(786)
Morgan Stanley Capital Services LLC	CAD	Sell	5,545,000	3,855,045	USD	04/15/25	(2,265)
Bank of America, N.A.	EUR	Sell	2,465,000	2,604,197	USD	05/27/25	(71,571)
Barclays Bank plc	EUR	Buy	11,175,000	12,182,279	USD	04/15/25	(80,872)
							$5,976,121

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$230,580,000	$4,819,237
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	123,530,000	2,645,288
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	123,530,000	2,645,288
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	206,390,925	1,202,806
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	190,643,775	840,300
								$12,152,919
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	206,390,925	$315,385
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	190,643,775	148,612
								$463,997

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	$190,643,775	$(332,405)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	206,390,925	(675,720)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	123,530,000	(1,291,258)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	123,530,000	(1,291,258)
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	230,580,000	(2,343,474)
								$(5,934,115)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	190,643,775	$(446,975)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	206,390,925	(980,264)
								$(1,427,239)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 155

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $21,235,257 (cost $29,464,142), or 0.3% of total net assets — See Note 10.

[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $3,308,318,179 (cost $3,421,633,960), or 40.2% of total net assets.

[5]	Rate indicated is the 7-day yield as of March 31, 2025.
[6]	Perpetual maturity.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Security is in default of interest and/or principal obligations.
[9]	Payment-in-kind security.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Security is unsettled at period end and may not have a stated effective rate.
[12]	Security is an interest-only strip.
[13]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[14]	All or a portion of this security is pledged as collateral for futures and swap agreements at March 31, 2025.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Zero coupon rate security.
[17]

Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

[18]	Security is no longer an affiliated entity as a result of New Age Alpha’s acquisition of certain Guggenheim Funds on October 25, 2024.
[19]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
PPV — Public-Private Venture
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

156 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,646,319	$700,523	$2,829,510	$7,176,352
Preferred Stocks	33,676,154	311,845,814	27,509,906	373,031,874
Warrants	1,350	—	248	1,598
Exchange-Traded Funds	69,923,750	—	—	69,923,750
Mutual Funds	365,108,356	—	—	365,108,356
Money Market Funds	146,135,453	—	—	146,135,453
Corporate Bonds	—	2,193,338,543	168,066,750	2,361,405,293
Senior Floating Rate Interests	—	1,465,554,455	243,215,246	1,708,769,701
Asset-Backed Securities	—	1,371,957,530	270,433,202	1,642,390,732
Collateralized Mortgage Obligations	—	1,446,782,545	5,155,596	1,451,938,141
U.S. Government Securities	—	362,264,062	—	362,264,062
U.S. Treasury Bills	—	204,828,495	—	204,828,495
Convertible Bonds	—	26,268,649	—	26,268,649
Senior Fixed Rate Interests	—	951,905	—	951,905
Repurchase Agreements	—	47,685,978	—	47,685,978
Options Purchased	—	1,181,197	—	1,181,197
Interest Rate Swaptions Purchased	—	12,616,916	—	12,616,916
Interest Rate Futures Contracts**	589,610	—	—	589,610
Credit Default Swap Agreements**	—	2,225,567	—	2,225,567
Interest Rate Swap Agreements**	—	2,553,493	—	2,553,493
Equity Index Swap Agreements**	—	4,347,536	—	4,347,536
Forward Foreign Currency Exchange Contracts**	—	6,131,615	—	6,131,615
Total Assets	$619,080,992	$7,461,234,823	$717,210,458	$8,797,526,273

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$7,361,354	$—	$7,361,354
Credit Default Swap Agreements**	—	123,308	—	123,308
Interest Rate Swap Agreements**	—	1,682,601	—	1,682,601
Credit Index Swap Agreements**	—	903,150	—	903,150
Forward Foreign Currency Exchange Contracts**	—	155,494	—	155,494
Unfunded Loan Commitments (Note 9)	—	—	1,382,217	1,382,217
Total Liabilities	$—	$10,225,907	$1,382,217	$11,608,124

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$137,850,463	Yield Analysis	Yield	5.2%-8.9%	7.0%
Asset-Backed Securities	95,377,585	Option adjusted spread off prior month end broker quote	Broker Quote	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 157

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Asset-Backed Securities	$26,174,244	Model Price	Purchase Price	—	—
Asset-Backed Securities	11,028,026	Option adjusted spread off prior month end broker quote	Trade Price	—	—
Asset-Backed Securities	2,884	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	5,155,596	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	2,579,734	Enterprise Value	Valuation Multiple	2.2x-8.3x	5.1x
Common Stocks	249,776	Model Price	Liquidation Value	—	—
Corporate Bonds	76,665,621	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	58,624,122	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	21,966,975	Yield Analysis	Yield	6.7%	—
Corporate Bonds	9,010,851	Model Price	Purchase Price	—	—
Corporate Bonds	1,799,180	Third Party Pricing	Trade Price	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	27,509,490	Yield Analysis	Yield	6.0%	—
Preferred Stocks	416	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	124,074,100	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	67,690,425	Yield Analysis	Yield	6.5%-15.2%	9.4%
Senior Floating Rate Interests	46,462,221	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	4,988,500	Model Price	Liquidation Value	—	—
Warrants	248	Model Price	Liquidation Value	—	—
Total Assets	$717,210,458
Liabilities:
Unfunded Loan Commitments	$1,382,217	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had securities with a total value of $15,407,537 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $44,797,759 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

158 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets								Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$239,516,962	$5,406,232	$137,028,103	$267,381,117	$286	$2,971,450	$27,633,690	$679,937,840	$(1,325,732)
Purchases/(Receipts)	55,258,888	—	32,631,009	57,187,378	—	—	—	145,077,275	(2,495,498)
(Sales, maturities and paydowns)/Fundings	(10,176,768)	(35,997)	(3,935,406)	(53,696,735)	—	(564)	—	(67,845,470)	1,302,259
Amortization of premiums/discounts	52,474	(61)	(8,760)	748,859	—	—	—	792,512	112,121
Corporate actions	—	—	—	(7,594,782)	—	—	—	(7,594,782)	—
Total realized gains (losses) included in earnings	(77,625)	(59)	(16,758)	(2,326,479)	—	(18,207)	—	(2,439,128)	406,467
Total change in unrealized appreciation (depreciation) included in earnings	(1,076,882)	(214,519)	(441,559)	652,800	(38)	(123,169)	(124,200)	(1,327,567)	618,166
Transfers into Level 3	—	—	15,407,121	—	—	—	416	15,407,537	—
Transfers out of Level 3	(13,063,847)	—	(12,597,000)	(19,136,912)	—	—	—	(44,797,759)	—
Ending Balance	$270,433,202	$5,155,596	$168,066,750	$243,215,246	$248	$2,829,510	$27,509,906	$717,210,458	$(1,382,217)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$(998,075)	$(214,519)	$(868,707)	$2,014,913	$(38)	$(123,380)	$(124,200)	$(314,006)	$1,250,485

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.71% due 03/25/70	6.71%	02/01/29	—	—
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2023-NQM2, 6.60% due 11/25/67	7.60%	01/01/27	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2023-NQM2, 6.80% due 01/25/62	7.80%	02/01/27	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—

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CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MACRO OPPORTUNITIES FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Verus Securitization Trust 2025-2, 5.66% due 03/25/70	6.66%	03/01/29	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Fund’s Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Fund’s Consolidated Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Note
4.35%			2.38%
Due 04/01/25	$13,449,891	$13,451,516	Due 03/31/29	$14,561,000	$13,718,891

BNP Paribas			U.S. Treasury Strips
4.38%			0.00%
Due 04/01/25	12,227,174	12,228,662	Due 11/15/33 - 11/15/43	22,852,261	12,473,235

J.P. Morgan Securities LLC			U.S. Treasury Strips
4.36%			0.00%
Due 04/01/25	12,227,174	12,228,655	Due 08/15/27 - 08/15/29	13,699,269	12,469,180
			U.S. Treasury Inflation Indexed Bond
			0.50%
			Due 01/15/28	4,120	4,049
				13,703,389	12,473,229

Bank of Montreal			U.S. Treasury Note
4.33%			4.13%
Due 04/01/25	9,781,739	9,782,916	Due 03/31/29	9,909,900	9,978,576

160 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
MACRO OPPORTUNITIES FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*	$45,503	$—	$—	$—	$(14,817)	$30,686	37,539	$—	$—
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	134,197,181	2,923,405	—	—	(318,497)	136,802,089	5,576,930	2,923,405	—
Guggenheim Strategy Fund II	20,765,053	39,462,009	(9,000,000)	(42,644)	201,607	51,386,025	2,067,016	1,462,009	—
Guggenheim Strategy Fund III	36,046,213	39,300,514	(22,100,000)	6,666	125,045	53,378,438	2,141,133	1,800,514	—
Guggenheim Ultra Short Duration Fund — Institutional Class	52,967,485	1,283,436	—	—	54,927	54,305,848	5,414,342	1,283,436	—
NAA Opportunity Fund[1]	33,415,126	—	—	—	—	—	—	291,398	—
NAA Risk Managed Real Estate Fund[1]	38,251,104	—	—	—	—	—	—	510,474	610,464
	$315,687,665	$82,969,364	$(31,100,000)	$(35,978)	$48,265	$295,903,086		$8,271,236	$610,464

*	Non-income producing security.
[1]	Security is no longer an affiliated entity as a result of New Age Alpha’s acquisition of certain Guggenheim Funds on October 25, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 161

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $8,769,064,941)	$8,438,089,388
Investments in affiliated issuers, at value (cost $290,181,868)	295,903,086
Repurchase agreements, at value (cost $47,685,978)	47,685,978
Foreign currency, at value (cost $1,671,208)	1,671,133
Cash	17,792,138
Segregated cash with broker	50,449
Unamortized upfront premiums paid on credit default swap agreements	2,100,267
Unamortized upfront premiums paid on interest rate swap agreements	1,791
Unrealized appreciation on OTC swap agreements	8,311,152
Unrealized appreciation on forward foreign currency exchange contracts	6,131,615
Prepaid expenses	284,835
Receivables:
Securities sold	561,659,973
Interest	69,378,991
Fund shares sold	12,718,844
Dividends	1,568,489
Variation margin on credit default swap agreements	190,484
Foreign tax reclaims	29,240
Variation margin on futures contracts	10,800
Total assets	9,463,578,653

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $3,115,980)	1,382,217
Options written, at value (premiums received $4,505,836)	7,361,354
Segregated cash due to broker	11,620,784
Unamortized upfront premiums received on credit default swap agreements	5,637,875
Unrealized depreciation on OTC swap agreements	903,150
Unrealized depreciation on forward foreign currency exchange contracts	155,494
Payable for:
Securities purchased	1,169,734,942
Fund shares redeemed	16,663,868
Management fees	5,262,818
Swap settlement	4,652,805
Distributions to shareholders	4,049,456
Transfer agent/maintenance fees	191,613
Distribution and service fees	154,450
Protection fees on credit default swap agreements	80,668
Variation margin on interest rate swap agreements	26,012
Fund accounting/administration fees	20,917
Due to Investment Adviser	51,842
Trustees’ fees*	385
Miscellaneous	3,499,479
Total liabilities	1,231,450,129
Net assets	$8,232,128,524
Net assets consist of:
Paid in capital	$9,041,670,895
Total distributable earnings (loss)	(809,542,371)
Net assets	$8,232,128,524
Class A:
Net assets	$325,241,656
Capital shares outstanding	13,184,114
Net asset value per share	$24.67
Maximum offering price per share (Net asset value divided by 96.00%)	$25.70

Class C:
Net assets	$107,109,175
Capital shares outstanding	4,345,173
Net asset value per share	$24.65

Class P:
Net assets	$21,240,464
Capital shares outstanding	860,574
Net asset value per share	$24.68

Institutional Class:
Net assets	$7,645,291,197
Capital shares outstanding	309,420,859
Net asset value per share	$24.71

Class R6:
Net assets	$133,246,032
Capital shares outstanding	5,393,801
Net asset value per share	$24.70

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

162 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$3,819,915
Dividends from securities of affiliated issuers	7,469,364
Interest from securities of unaffiliated issuers (net of foreign withholding tax of $39)	245,095,677
Total investment income	256,384,956

Expenses:
Management fees	34,189,951
Distribution and service fees:
Class A	399,445
Class C	546,086
Class P	31,701
Transfer agent/maintenance fees:
Class A	124,255
Class C	31,710
Class P	9,916
Institutional Class	3,061,999
Class R6	5,388
Fund accounting/administration fees	1,456,162
Line of credit fees	289,324
Professional fees	168,824
Trustees’ fees*	56,450
Custodian fees	6,345
Miscellaneous	327,254
Recoupment of previously waived fees:
Class A	99,734
Class C	45,596
Class P	13,358
Class R6	12,127
Total expenses	40,875,625
Less:
Expenses reimbursed by Adviser:
Institutional Class	(2,121,339)
Class R6	(263)
Expenses waived by Adviser	(1,766,025)
Total waived/reimbursed expenses	(3,887,627)
Net expenses	36,987,998
Net investment income	219,396,958

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(22,637,570)
Investments in affiliated issuers	(35,978)
Swap agreements	(2,250,684)
Futures contracts	10,154,918
Options purchased	(12,357,687)
Options written	1,396,416
Forward foreign currency exchange contracts	(3,970,450)
Foreign currency transactions	(591,227)
Net realized loss	(30,292,262)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(28,463,639)
Investments in affiliated issuers	48,265
Swap agreements	(5,886,336)
Futures contracts	(11,530,531)
Options purchased	11,404,165
Options written	(2,855,518)
Forward foreign currency exchange contracts	8,947,145
Foreign currency translations	76,836
Net change in unrealized appreciation (depreciation)	(28,259,613)
Net realized and unrealized loss	(58,551,875)
Net increase in net assets resulting from operations	$160,845,083

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 163

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$219,396,958	$395,399,021
Net realized loss on investments	(30,292,262)	(93,093,580)
Net change in unrealized appreciation (depreciation) on investments	(28,259,613)	454,390,955
Net increase in net assets resulting from operations	160,845,083	756,696,396

Distributions to shareholders:
Class A	(8,439,797)	(18,434,390)
Class C	(2,482,464)	(5,780,507)
Class P	(663,860)	(2,980,359)
Institutional Class	(203,328,658)	(393,918,652)
Class R6	(3,796,057)	(9,856,861)
Total distributions to shareholders	(218,710,836)	(430,970,769)

Capital share transactions:
Proceeds from sale of shares
Class A	61,273,554	122,660,844
Class C	17,021,613	30,464,616
Class P	3,421,796	9,692,840
Institutional Class	1,532,841,253	2,655,046,775
Class R6	19,645,303	66,002,762
Distributions reinvested
Class A	7,000,602	15,596,676
Class C	2,249,874	5,231,832
Class P	656,995	2,953,184
Institutional Class	178,218,610	342,864,582
Class R6	3,785,279	9,703,987
Cost of shares redeemed
Class A	(71,104,548)	(102,590,665)
Class C	(18,706,440)	(36,716,557)
Class P	(9,778,870)	(42,732,573)
Institutional Class	(858,830,586)	(1,676,736,544)
Class R6	(42,648,093)	(117,211,214)
Net increase from capital share transactions	825,046,342	1,284,230,545
Net increase in net assets	767,180,589	1,609,956,172

Net assets:
Beginning of period	7,464,947,935	5,854,991,763
End of period	$8,232,128,524	$7,464,947,935

164 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	2,479,495	5,055,388
Class C	688,786	1,258,346
Class P	138,444	400,331
Institutional Class	61,910,486	109,467,399
Class R6	793,675	2,727,890
Shares issued from reinvestment of distributions
Class A	283,223	644,458
Class C	91,083	216,488
Class P	26,569	122,198
Institutional Class	7,198,356	14,136,969
Class R6	152,935	401,374
Shares redeemed
Class A	(2,874,771)	(4,249,244)
Class C	(757,408)	(1,522,468)
Class P	(395,524)	(1,754,486)
Institutional Class	(34,696,471)	(69,266,077)
Class R6	(1,723,185)	(4,883,357)
Net increase in shares	33,315,693	52,755,209

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 165

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.86	$23.66	$23.36	$27.19	$26.31	$25.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.65	1.39	1.30	.89	.91	.74
Net gain (loss) on investments (realized and unrealized)	(.19)	1.34	.33	(3.77)	1.04	.61
Total from investment operations	.46	2.73	1.63	(2.88)	1.95	1.35
Less distributions from:
Net investment income	(.65)	(1.53)	(1.33)	(.95)	(1.07)	(.86)
Total distributions	(.65)	(1.53)	(1.33)	(.95)	(1.07)	(.86)
Net asset value, end of period	$24.67	$24.86	$23.66	$23.36	$27.19	$26.31

Total Return[c]	1.84%	11.92%	7.09%	(10.77%)	7.49%	5.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$325,242	$330,519	$280,275	$327,393	$435,293	$312,986
Ratios to average net assets:
Net investment income (loss)	5.28%	5.76%	5.46%	3.46%	3.35%	2.90%
Total expenses[d]	1.32%	1.30%	1.50%	1.42%	1.43%	1.51%
Net expenses[e,f,g]	1.28%	1.25%	1.44%	1.37%	1.37%	1.39%
Portfolio turnover rate	8%	24%	32%	25%	84%	130%

Class C	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.84	$23.64	$23.35	$27.17	$26.29	$25.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.56	1.22	1.12	.70	.72	.55
Net gain (loss) on investments (realized and unrealized)	(.19)	1.34	.32	(3.76)	1.03	.61
Total from investment operations	.37	2.56	1.44	(3.06)	1.75	1.16
Less distributions from:
Net investment income	(.56)	(1.36)	(1.15)	(.76)	(.87)	(.67)
Total distributions	(.56)	(1.36)	(1.15)	(.76)	(.87)	(.67)
Net asset value, end of period	$24.65	$24.84	$23.64	$23.35	$27.17	$26.29

Total Return[c]	1.51%	11.13%	6.25%	(11.41%)	6.70%	4.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$107,109	$107,377	$103,332	$145,469	$207,739	$219,866
Ratios to average net assets:
Net investment income (loss)	4.54%	5.05%	4.72%	2.70%	2.64%	2.15%
Total expenses[d]	2.08%	2.03%	2.27%	2.17%	2.18%	2.25%
Net expenses[e,f,g]	2.03%	1.97%	2.21%	2.12%	2.12%	2.15%
Portfolio turnover rate	8%	24%	32%	25%	84%	130%

166 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.87	$23.67	$23.38	$27.20	$26.32	$25.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.65	1.38	1.30	.90	.91	.74
Net gain (loss) on investments (realized and unrealized)	(.20)	1.34	.32	(3.77)	1.04	.62
Total from investment operations	.45	2.72	1.62	(2.87)	1.95	1.36
Less distributions from:
Net investment income	(.64)	(1.52)	(1.33)	(.95)	(1.07)	(.86)
Total distributions	(.64)	(1.52)	(1.33)	(.95)	(1.07)	(.86)
Net asset value, end of period	$24.68	$24.87	$23.67	$23.38	$27.20	$26.32

Total Return	1.81%	11.84%	7.09%	(10.77%)	7.48%	5.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,240	$27,135	$54,987	$161,232	$162,928	$99,575
Ratios to average net assets:
Net investment income (loss)	5.26%	5.70%	5.49%	3.51%	3.33%	2.91%
Total expenses[d]	1.37%	1.37%	1.66%	1.45%	1.45%	1.50%
Net expenses[e,f,g]	1.32%	1.32%	1.49%	1.37%	1.37%	1.40%
Portfolio turnover rate	8%	24%	32%	25%	84%	130%

Institutional Class	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.89	$23.69	$23.40	$27.23	$26.34	$25.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	1.47	1.40	.99	1.02	.85
Net gain (loss) on investments (realized and unrealized)	(.19)	1.35	.32	(3.76)	1.05	.60
Total from investment operations	.51	2.82	1.72	(2.77)	2.07	1.45
Less distributions from:
Net investment income	(.69)	(1.62)	(1.43)	(1.06)	(1.18)	(.96)
Total distributions	(.69)	(1.62)	(1.43)	(1.06)	(1.18)	(.96)
Net asset value, end of period	$24.71	$24.89	$23.69	$23.40	$27.23	$26.34

Total Return	2.01%	12.28%	7.47%	(10.39%)	7.91%	5.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,645,291	$6,846,334	$5,228,680	$5,397,131	$6,906,534	$4,097,303
Ratios to average net assets:
Net investment income (loss)	5.63%	6.08%	5.86%	3.85%	3.74%	3.32%
Total expenses[d]	1.02%	1.03%	1.18%	1.09%	1.08%	1.17%
Net expenses[e,f,g]	0.91%	0.91%	1.03%	0.96%	0.96%	0.99%
Portfolio turnover rate	8%	24%	32%	25%	84%	130%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 167

MACRO OPPORTUNITIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class R6	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.89	$23.69	$23.39	$27.22	$26.34	$25.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.70	1.48	1.40	.98	1.02	.87
Net gain (loss) on investments (realized and unrealized)	(.20)	1.34	.33	(3.75)	1.04	.58
Total from investment operations	.50	2.82	1.73	(2.77)	2.06	1.45
Less distributions from:
Net investment income	(.69)	(1.62)	(1.43)	(1.06)	(1.18)	(.95)
Total distributions	(.69)	(1.62)	(1.43)	(1.06)	(1.18)	(.95)
Net asset value, end of period	$24.70	$24.89	$23.69	$23.39	$27.22	$26.34

Total Return	2.05%	12.28%	7.51%	(10.39%)	7.91%	5.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$133,246	$153,582	$187,717	$124,888	$197,067	$136,669
Ratios to average net assets:
Net investment income (loss)	5.64%	6.10%	5.85%	3.79%	3.74%	3.41%
Total expenses[d]	0.96%	0.96%	1.07%	1.00%	1.01%	1.09%
Net expenses[e,f,g]	0.91%	0.91%	1.01%	0.96%	0.96%	0.99%
Portfolio turnover rate	8%	24%	32%	25%	84%	130%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.06%	0.03%	0.05%	0.06%	0.10%	0.03%
Class C	0.08%	0.04%	0.04%	0.06%	0.08%	0.05%
Class P	0.11%	0.11%	0.01%	0.05%	0.09%	0.03%
Institutional Class	—	0.00%*	0.00%*	—	—	0.00%*
Class R6	0.02%	0.01%	0.01%	0.00%*	0.00%*	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	1.27%	1.24%	1.32%	1.33%	1.33%	1.33%
Class C	2.02%	1.96%	2.07%	2.08%	2.08%	2.08%
Class P	1.31%	1.31%	1.32%	1.33%	1.33%	1.33%
Institutional Class	0.91%	0.90%	0.91%	0.92%	0.92%	0.92%
Class R6	0.91%	0.90%	0.91%	0.92%	0.92%	0.92%

168 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
MUNICIPAL INCOME FUND

	Face Amount	Value
MUNICIPAL BONDS†† - 94.9%

California - 9.6%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[1]	$1,300,000	$704,721
California Statewide Communities Development Authority Revenue Bonds
5.25% due 08/15/52	500,000	521,784
Compton Unified School District General Obligation Unlimited
due 06/01/40[1]	1,000,000	500,456
Alameda Corridor Transportation Authority Revenue Bonds
due 10/01/51[1,2]	500,000	280,725
California Enterprise Development Authority Revenue Bonds
5.00% due 06/01/34[3]	250,000	259,321
El Monte Union High School District General Obligation Unlimited
due 06/01/43[1]	500,000	211,062
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	158,286
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	145,000	153,734
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	140,171
Coast Community College District General Obligation Unlimited
due 08/01/40[1]	250,000	128,387
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	110,000	100,020
Total California		3,158,667

South Carolina - 6.2%
City of Charleston South Carolina Waterworks & Sewer System Revenue Bonds
5.00% due 01/01/31	1,000,000	1,107,342
South Carolina Public Service Authority Revenue Bonds
5.00% due 12/01/55	500,000	513,401
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	205,660
South Carolina State Housing Finance & Development Authority Revenue Bonds
4.70% due 01/01/55	200,000	196,128
Total South Carolina		2,022,531

Pennsylvania - 6.1%
Pennsylvania Housing Finance Agency Revenue Bonds
4.95% due 10/01/38	1,000,000	1,029,505
2.95% due 04/01/26	375,000	374,551
School District of Philadelphia General Obligation Limited
5.25% due 09/01/43	575,000	609,439
Total Pennsylvania		2,013,495

Arizona - 5.7%
Salt River Project Agricultural Improvement & Power District Revenue Bonds
5.00% due 01/01/35	1,000,000	1,151,875
Arizona Industrial Development Authority Revenue Bonds
5.25% due 11/01/48	500,000	520,169
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	211,399
Total Arizona		1,883,443

Georgia - 5.7%
State of Georgia General Obligation Unlimited
5.00% due 01/01/31	1,000,000	1,108,958
Columbia County Hospital Authority Revenue Bonds
5.00% due 04/01/48	500,000	519,728
Metropolitan Atlanta Rapid Transit Authority Revenue Bonds
5.00% due 07/01/28	200,000	213,532
Total Georgia		1,842,218

Oregon - 4.3%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[1]	2,000,000	633,145
due 06/15/50[1]	400,000	112,660
due 06/15/49[1]	350,000	104,467
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[1]	1,250,000	601,535
Total Oregon		1,451,807

Michigan - 4.1%
Michigan Technological University Revenue Bonds
5.25% due 10/01/53	1,000,000	1,056,892
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	184,781
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	100,109
Total Michigan		1,341,782

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 169

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MUNICIPAL INCOME FUND

	Face Amount	Value
New Mexico - 3.9%
New Mexico Finance Authority Revenue Bonds
5.00% due 06/01/26	$1,000,000	$1,026,327
New Mexico Mortgage Finance Authority Revenue Bonds
4.95% due 09/01/38	245,000	253,668
City of Albuquerque New Mexico Gross Receipts Tax Revenue Bonds
5.00% due 07/01/25	10,000	9,932
Total New Mexico		1,289,927

Virginia - 3.9%
Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds
3.15% due 10/15/36	1,255,000	1,120,180
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[1]	500,000	152,834
Total Virginia		1,273,014

Ohio - 3.8%
State of Ohio General Obligation Limited
5.00% due 05/01/28	1,000,000	1,066,360
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	201,988
Total Ohio		1,268,348

Nebraska - 3.7%
Nebraska Investment Finance Authority Revenue Bonds
4.95% due 09/01/38	1,000,000	1,035,379
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	209,331
Total Nebraska		1,244,710

Wisconsin - 3.7%
State of Wisconsin General Obligation Unlimited
5.00% due 05/01/30	1,000,000	1,099,128
Public Finance Authority Revenue Bonds
4.50% due 07/15/49[3]	150,000	139,021
Total Wisconsin		1,238,149

Texas - 3.3%
Dallas Independent School District General Obligation Unlimited
5.00% due 02/15/26	500,000	509,983
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[1]	1,000,000	229,908
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	197,130
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	101,751
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	65,000	67,076
Total Texas		1,105,848

New York - 3.3%
Westchester County Local Development Corp. Revenue Bonds
5.75% due 11/01/53	750,000	812,235
New York Power Authority Revenue Bonds
5.25% due 11/15/41	250,000	276,075
Total New York		1,088,310

Tennessee - 3.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.25% due 07/01/45	1,500,000	931,194
2.48% due 12/01/37	200,000	155,609
Total Tennessee		1,086,803

Minnesota - 3.2%
City of State Paul Minnesota General Obligation Unlimited
5.00% due 09/01/28	1,000,000	1,070,910

Idaho - 3.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 08/15/28	1,000,000	1,069,841

Maine - 3.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
5.25% due 07/01/48	1,000,000	1,054,548

Missouri - 2.1%
Missouri Housing Development Commission Revenue Bonds
3.55% due 05/01/30	700,000	701,715
Industrial Development Authority of the City of State Louis Missouri Revenue Bonds
2.22% due 12/01/38	9,797	7,257
Total Missouri		708,972

Colorado - 2.0%
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	210,038
Canyons Metropolitan District No. 5 General Obligation Limited
4.13% due 12/01/54	200,000	183,214

170 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
MUNICIPAL INCOME FUND

	Face Amount	Value
City & County of Denver Colorado Pledged Excise Tax Revenue Bonds
due 08/01/30[1]	$200,000	$163,252
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	101,215
Total Colorado		657,719

Washington - 2.0%
University of Washington Revenue Bonds
5.00% due 04/01/28	250,000	265,321
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	203,362
Washington State Convention Center Public Facilities District Revenue Bonds
4.00% due 07/01/48	210,000	188,689
Total Washington		657,372

North Carolina - 1.9%
Inlivian Revenue Bonds
2.02% due 04/01/42	1,000,000	632,089

Oklahoma - 1.7%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	362,375
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	207,892
Total Oklahoma		570,267

Arkansas - 1.0%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	332,237

West Virginia - 0.9%
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	303,384

Alaska - 0.8%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	261,832

Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	200,610

Connecticut - 0.6%
New Haven Housing Authority Revenue Bonds
2.26% due 05/01/38	239,476	181,248

Massachusetts - 0.5%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	157,671

Iowa - 0.3%
PEFA, Inc. Revenue Bonds
5.00% due 09/01/26[4]	100,000	101,820

Kansas - 0.3%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	101,174

Louisiana - 0.0%
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	5,060

Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
5.00% due 07/01/27	5,000	5,049
Total Municipal Bonds
(Cost $33,720,098)		31,380,855

Total Investments - 94.9%
(Cost $33,720,098)		$31,380,855
Other Assets & Liabilities, net - 5.1%		1,691,800
Total Net Assets - 100.0%		$33,072,655

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.02%	Annually	01/03/32	$900,000	$16,364	$2,907	$13,457
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.04%	Annually	01/02/30	600,000	9,458	1,952	7,506
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.82%	Annually	03/14/27	1,250,000	1,693	295	1,398
								$27,515	$5,154	$22,361

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 171

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
MUNICIPAL INCOME FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Zero coupon rate security.
[2]	Security is a step up/down bond. The coupon rate will increase to 5.20% at 10/01/2037.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $398,342 (cost $413,144), or 1.2% of total net assets.

[4]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread.
BofA — Bank of America
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Municipal Bonds	$—	$31,380,855	$—	$31,380,855
Interest Rate Swap Agreements**	—	22,361	—	22,361
Total Assets	$—	$31,403,216	$—	$31,403,216

**	This derivative is reported as unrealized appreciation/depreciation at period end.

172 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments, at value (cost $33,720,098)	$31,380,855
Cash	2,108,503
Segregated cash with broker	58,012
Unamortized upfront premiums paid on interest rate swap agreements	5,154
Prepaid expenses	60,434
Receivables:
Interest	257,093
Fund shares sold	7,858
Swap settlement	2,767
Total assets	33,880,676

Liabilities:
Payable for:
Securities purchased	703,350
Fund shares redeemed	23,122
Transfer agent/maintenance fees	6,134
Fund accounting/administration fees	5,340
Distributions to shareholders	4,937
Trustees’ fees*	4,214
Distribution and service fees	3,418
Management fees	3,123
Variation margin on interest rate swap agreements	2,858
Miscellaneous	51,525
Total liabilities	808,021
Net assets	$33,072,655

Net assets consist of:
Paid in capital	$40,361,831
Total distributable earnings (loss)	(7,289,176)
Net assets	$33,072,655

Class A:
Net assets	$15,192,697
Capital shares outstanding	1,350,533
Net asset value per share	$11.25
Maximum offering price per share (Net asset value divided by 96.00%)	$11.72

Class C:
Net assets	$439,971
Capital shares outstanding	39,136
Net asset value per share	$11.24

Class P:
Net assets	$126,424
Capital shares outstanding	11,244
Net asset value per share	$11.24

Institutional Class:
Net assets	$17,313,563
Capital shares outstanding	1,538,591
Net asset value per share	$11.25

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Interest	$438,389
Total investment income	438,389

Expenses:
Management fees	61,786
Distribution and service fees:
Class A	19,989
Class C	2,714
Class P	157
Transfer agent/maintenance fees:
Class A	10,071
Class C	566
Class P	246
Institutional Class	6,243
Registration fees	36,571
Professional fees	25,666
Trustees’ fees*	12,271
Fund accounting/administration fees	9,222
Custodian fees	3,861
Line of credit fees	172
Miscellaneous	8,373
Total expenses	197,908
Less: Expenses reimbursed by Adviser:
Class A	(41,543)
Class C	(1,733)
Class P	(485)
Institutional Class	(13,458)
Expenses waived by Adviser	(52,918)
Earnings credits applied	(1,053)
Total waived/reimbursed expenses	(111,190)
Net expenses	86,718
Net investment income	351,671

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(18,861)
Swap agreements	1,182,499
Net realized gain	1,163,638
Net change in unrealized appreciation (depreciation) on:
Investments	(979,995)
Swap agreements	(923,512)
Net change in unrealized appreciation (depreciation)	(1,903,507)
Net realized and unrealized loss	(739,869)
Net decrease in net assets resulting from operations	$(388,198)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 173

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$351,671	$773,563
Net realized gain (loss) on investments	1,163,638	(5,058,181)
Net change in unrealized appreciation (depreciation) on investments	(1,903,507)	7,849,628
Net increase (decrease) in net assets resulting from operations	(388,198)	3,565,010

Distributions to shareholders:
Class A	(254,890)	(679,675)
Class C	(6,780)	(21,144)
Class P	(1,994)	(4,067)
Institutional Class	(122,458)	(205,499)
Return of capital:
Class A	—	(17,975)
Class C	—	(559)
Class P	—	(108)
Institutional Class	—	(5,435)
Total distributions to shareholders	(386,122)	(934,462)

Capital share transactions:
Proceeds from sale of shares
Class A	516,706	1,462,458
Class C	28,136	149,213
Class P	3,910	22,902
Institutional Class	14,852,172	2,197,008
Distributions reinvested
Class A	216,780	604,053
Class C	6,353	20,639
Class P	1,994	4,160
Institutional Class	121,280	207,496
Cost of shares redeemed
Class A	(1,622,782)	(16,349,357)
Class C	(199,893)	(457,748)
Class P	(1,386)	(24,620)
Institutional Class	(970,290)	(10,268,568)
Net increase (decrease) from capital share transactions	12,952,980	(22,432,364)
Net increase (decrease) in net assets	12,178,660	(19,801,816)

Net assets:
Beginning of period	20,893,995	40,695,811
End of period	$33,072,655	$20,893,995

Capital share activity:
Shares sold
Class A	44,989	129,161
Class C	2,483	13,502
Class P	341	2,007
Institutional Class	1,301,927	195,626
Shares issued from reinvestment of distributions
Class A	19,009	53,576
Class C	557	1,828
Class P	175	368
Institutional Class	10,660	18,440
Shares redeemed
Class A	(142,753)	(1,437,356)
Class C	(17,609)	(40,338)
Class P	(121)	(2,156)
Institutional Class	(85,549)	(907,439)
Net increase (decrease) in shares	1,134,109	(1,972,781)

174 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$11.57	$10.77	$10.97	$13.46	$13.23	$13.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.32	.23	.23	.25	.26
Net gain (loss) on investments (realized and unrealized)	(.30)	.86	(.04)	(2.44)	.23	.11
Total from investment operations	(.14)	1.18	.19	(2.21)	.48	.37
Less distributions from:
Net investment income	(.18)	(.36)	(.25)	(.22)	(.23)	(.26)
Net realized gains	—	—	(.14)	(.06)	(.02)	—
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.18)	(.38)	(.39)	(.28)	(.25)	(.26)
Net asset value, end of period	$11.25	$11.57	$10.77	$10.97	$13.46	$13.23

Total Return[c]	(1.22%)	11.10%	1.67%	(16.67%)	3.67%	2.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,193	$16,541	$28,909	$43,354	$63,359	$62,583
Ratios to average net assets:
Net investment income (loss)	2.87%	2.83%	2.06%	1.84%	1.82%	1.95%
Total expenses[d]	1.74%	1.59%	1.20%	1.18%	1.17%	1.21%
Net expenses[e,f,g]	0.77%	0.79%	0.78%	0.79%	0.80%	0.81%
Portfolio turnover rate	— [g]	59%	11%	14%	22%	58%

Class C	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$11.56	$10.76	$10.96	$13.45	$13.22	$13.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.24	.15	.14	.15	.16
Net gain (loss) on investments (realized and unrealized)	(.30)	.86	(.04)	(2.45)	.23	.11
Total from investment operations	(.18)	1.10	.11	(2.31)	.38	.27
Less distributions from:
Net investment income	(.14)	(.28)	(.17)	(.12)	(.13)	(.16)
Net realized gains	—	—	(.14)	(.06)	(.02)	—
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.14)	(.30)	(.31)	(.18)	(.15)	(.16)
Net asset value, end of period	$11.24	$11.56	$10.76	$10.96	$13.45	$13.22

Total Return[c]	(1.68%)	10.38%	0.91%	(17.23%)	2.91%	2.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$440	$621	$847	$1,063	$1,769	$2,177
Ratios to average net assets:
Net investment income (loss)	2.16%	2.10%	1.30%	1.08%	1.08%	1.23%
Total expenses[d]	2.61%	2.42%	2.00%	1.97%	1.97%	1.97%
Net expenses[e,f,g]	1.52%	1.54%	1.54%	1.54%	1.55%	1.56%
Portfolio turnover rate	— [g]	59%	11%	14%	22%	58%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 175

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$11.57	$10.76	$10.97	$13.45	$13.22	$13.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.32	.23	.23	.25	.26
Net gain (loss) on investments (realized and unrealized)	(.31)	.87	(.05)	(2.43)	.23	.09
Total from investment operations	(.15)	1.19	.18	(2.20)	.48	.35
Less distributions from:
Net investment income	(.18)	(.36)	(.25)	(.22)	(.23)	(.26)
Net realized gains	—	—	(.14)	(.06)	(.02)	—
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.18)	(.38)	(.39)	(.28)	(.25)	(.26)
Net asset value, end of period	$11.24	$11.57	$10.76	$10.97	$13.45	$13.22

Total Return	(1.30%)	11.20%	1.58%	(16.61%)	3.67%	2.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126	$125	$114	$129	$220	$202
Ratios to average net assets:
Net investment income (loss)	2.86%	2.84%	2.04%	1.81%	1.83%	1.96%
Total expenses[d]	1.99%	1.84%	1.51%	1.47%	1.38%	1.40%
Net expenses[e,f,g]	0.77%	0.78%	0.78%	0.79%	0.80%	0.81%
Portfolio turnover rate	— [g]	59%	11%	14%	22%	58%

176 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$11.58	$10.77	$10.97	$13.46	$13.23	$13.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.34	.26	.26	.28	.29
Net gain (loss) on investments (realized and unrealized)	(.29)	.88	(.03)	(2.44)	.24	.10
Total from investment operations	(.13)	1.22	.23	(2.18)	.52	.39
Less distributions from:
Net investment income	(.20)	(.39)	(.29)	(.25)	(.27)	(.29)
Net realized gains	—	—	(.14)	(.06)	(.02)	—
Return of capital	—	(.02)	—	—	—	—
Total distributions	(.20)	(.41)	(.43)	(.31)	(.29)	(.29)
Net asset value, end of period	$11.25	$11.58	$10.77	$10.97	$13.46	$13.23

Total Return	(1.17%)	11.48%	1.93%	(16.46%)	3.93%	3.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,314	$3,606	$10,826	$4,629	$12,772	$13,406
Ratios to average net assets:
Net investment income (loss)	2.85%	3.06%	2.30%	2.04%	2.08%	2.23%
Total expenses[d]	1.24%	1.41%	0.96%	0.98%	0.96%	1.00%
Net expenses[e,f,g]	0.52%	0.54%	0.53%	0.54%	0.55%	0.56%
Portfolio turnover rate	— [g]	59%	11%	14%	22%	58%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	—	—	0.00%*	0.02%	—	0.00%*
Class C	—	—	0.01%	0.01%	—	0.00%*
Class P	—	—	0.00%*	0.01%	—	0.00%*
Institutional Class	—	—	0.00%*	0.01%	—	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.77%	0.77%	0.78%	0.78%	0.79%	0.80%
Class C	1.52%	1.53%	1.53%	1.53%	1.54%	1.55%
Class P	0.77%	0.77%	0.78%	0.78%	0.79%	0.80%
Institutional Class	0.52%	0.52%	0.53%	0.53%	0.54%	0.55%

[g]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 177

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
TOTAL RETURN BOND FUND

	Shares	Value
COMMON STOCKS† - 0.0%

Communications - 0.0%
Xplore, Inc.*,††	80,273	$224,316
Vacasa, Inc. — Class A*	18,219	98,018
Total Communications		322,334

Industrial - 0.0%
YAK BLOCKER 2 LLC†††	44,094	74,549
YAK BLOCKER 2 LLC†††	40,754	68,904
API Heat Transfer Intermediate*,†††	31	42,274
BP Holdco LLC*,†††,1	532	435
Vector Phoenix Holdings, LP*,†††	532	11
Total Industrial		186,173

Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	9,315,080	932

Total Common Stocks
(Cost $4,016,114)		509,439

PREFERRED STOCKS† - 3.0%
Financial - 2.7%
Goldman Sachs Group, Inc.††
6.85%	29,050,000	29,413,038
7.50%	25,300,000	26,536,563
3.80%	25,830,000	25,185,363
3.65%	2,450,000	2,377,651
Wells Fargo & Co.††
3.90%	66,688,000	65,359,262
6.85%	12,840,000	13,324,209
7.63%	4,100,000	4,379,755
Charles Schwab Corp.††
4.00%	73,673,000	65,292,615
5.38%	17,550,000	17,487,759
Citigroup, Inc.††
3.88%	31,175,000	30,454,218
4.00%	26,571,000	26,158,121
6.95%	19,190,000	19,134,691
Markel Group, Inc.††
6.00%	72,131,000	71,735,578
Equitable Holdings, Inc.††
4.95%	68,525,000	68,259,959
Bank of New York Mellon Corp.††
3.75%	65,200,000	62,322,300
JPMorgan Chase & Co.††
3.65%	37,412,000	36,575,797
6.50%	20,220,000	20,694,015
MetLife, Inc.††
3.85%	53,467,000	52,840,095
Bank of America Corp.††
4.38%	27,700,000	26,996,977
State Street Corp.††
6.45%	18,790,000	18,773,403
6.70%	2,645,000	2,711,831
Kuvare US Holdings, Inc.††
7.00% due 02/17/51[3]	15,731,000	15,701,555
American National Group, Inc.††
7.38%	590,500	15,187,660
CNO Financial Group, Inc.††
5.13% due 11/25/60	710,775	13,433,647
Jackson Financial, Inc.††
8.00%	472,000	12,423,040
Selective Insurance Group, Inc.††
4.60%	541,225	9,812,409
Depository Trust & Clearing Corp.††
3.38%[3]	4,750,000	4,601,278
First Republic Bank†††
4.25%*	2,368,525	947
4.50%*	276,775	111
Total Financial		757,173,847

Communications - 0.2%
AT&T Mobility II LLC†††
6.80%*	47,000	47,886,890

Energy - 0.1%
Venture Global LNG, Inc.††
9.00%[3]	21,555,000	20,455,455

Government - 0.0%
CoBank ACB
7.13%	8,250,000	8,378,939
4.25%	3,300,000	3,161,966
Total Preferred Stocks
(Cost $922,360,575)		837,057,097

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	101,490	1,071
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,2	2,846,274	285
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,2	1,035,008	103
Total Warrants
(Cost $233,835)		1,459

MUTUAL FUNDS† - 0.9%
Guggenheim Limited Duration Fund — Class R6[1]	5,465,868	134,077,738
Guggenheim Strategy Fund III[1]	2,188,618	54,562,244
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,093,264	31,025,436
Guggenheim Strategy Fund II1	1,141,301	28,372,755
Total Mutual Funds
(Cost $243,201,802)		248,038,173

MONEY MARKET FUNDs***,† - 0.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.17%[4]	201,051,947	201,051,947
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[4]	14,368,458	14,368,458

178 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Shares	Value
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.14%[4]	1,035,466	$1,035,466
Total Money Market Funds
(Cost $216,455,871)		216,455,871

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 40.8%
Government Agency - 27.7%
Uniform MBS 30 Year
5.00% due 06/01/25[5]	1,558,077,000	1,523,755,680
3.00% due 06/01/25[5]	1,274,740,000	1,103,185,491
4.50% due 06/01/25[5]	675,305,000	644,989,208
2.50% due 06/01/25[5]	199,940,000	165,896,816
2.00% due 06/01/25[5]	192,250,000	152,595,746
Fannie Mae
7.00% due 03/01/55	266,515,541	278,791,439
5.00% due 05/01/53	210,746,345	207,101,920
6.00% due 09/01/54	185,211,697	189,852,872
3.00% due 05/01/52	210,070,962	182,368,045
5.50% due 05/01/53	168,328,382	168,393,828
5.50% due 09/01/54	160,641,534	161,340,763
5.50% due 06/01/54	147,734,520	147,578,957
5.50% due 06/01/53	142,575,122	142,735,311
5.00% due 04/01/53	107,619,672	105,766,429
5.00% due 08/01/53	75,732,970	74,442,485
5.00% due 06/01/53	26,345,191	25,896,686
due 12/25/43[6]	8,695,046	6,513,264
3.05% due 03/01/50	5,701,673	4,475,105
2.51% due 10/01/46	5,290,589	4,183,908
2.49% due 12/01/39	4,022,503	3,189,780
4.24% due 08/01/48	3,321,650	2,957,515
2.54% due 12/01/39	3,510,826	2,796,669
3.00% due 01/01/52	2,633,302	2,290,092
3.42% due 10/01/47	2,586,591	2,232,211
3.26% due 11/01/46	2,216,376	1,885,520
5.00% due 03/01/55	1,844,368	1,808,336
2.69% due 02/01/52	2,375,285	1,789,763
2.49% due 09/01/51	2,406,703	1,746,340
2.62% due 12/01/51	2,217,883	1,638,271
2.93% due 03/01/52	1,986,367	1,555,141
3.46% due 08/01/49	1,581,785	1,352,648
2.51% due 07/01/50	1,696,307	1,280,909
2.43% due 12/01/51	1,900,000	1,225,083
3.74% due 02/01/48	1,177,412	1,043,609
4.05% due 09/01/48	1,091,938	995,958
2.32% due 07/01/50	1,298,892	955,186
3.96% due 06/01/49	907,409	805,252
3.60% due 10/01/47	867,335	756,307
3.00% due 05/01/52	861,054	753,876
2.65% due 12/01/51	952,272	710,305
2.34% due 03/01/51	833,363	613,411
3.91% due 07/01/49	636,976	561,122
3.18% due 09/01/42	607,822	516,321
2.56% due 05/01/39	577,460	454,094
2.51% due 02/01/48	550,159	425,425
3.00% due 07/01/46	408,969	360,368
3.51% due 11/01/47	349,562	304,847
4.33% due 09/01/48	313,893	295,662
3.50% due 10/01/45	310,803	287,118
4.22% due 04/01/49	311,069	278,609
3.77% due 08/01/45	282,889	243,968
4.23% due 07/01/39	263,224	242,865
2.00% due 02/25/52	383,517	232,490
5.00% due 12/01/44	206,778	206,805
4.50% due 04/01/48	210,552	204,130
3.50% due 11/01/47	217,650	199,258
3.00% due 03/01/52	215,584	188,543
2.50% due 01/25/52	260,292	165,765
3.50% due 12/01/45	179,248	165,686
3.95% due 06/01/49	184,314	163,940
3.50% due 08/01/43	175,735	163,802
3.18% due 08/01/42	174,173	147,940
4.00% due 10/01/45	115,074	109,006
2.06% due 09/01/36	140,000	106,282
2.34% due 09/01/39	121,699	93,692
5.00% due 05/01/44	92,610	92,622
2.50% due 11/25/50	141,665	83,255
5.00% due 04/01/44	60,484	59,925
2.00% due 10/25/51	102,955	53,668
2.28% due 01/01/51	66,094	48,556
3.50% due 06/01/46	11,724	10,764
Freddie Mac
6.00% due 08/01/54	243,697,921	250,148,475
5.50% due 09/01/53	183,488,752	185,563,373
5.50% due 06/01/54	174,425,777	174,242,108
5.50% due 06/01/53	156,626,388	157,008,008
5.50% due 10/01/54	115,539,348	115,417,696
5.00% due 04/01/53	108,557,632	106,691,014
6.00% due 09/01/54	98,347,221	100,811,571
5.50% due 09/01/54	98,624,355	99,282,129
5.00% due 03/01/53	64,198,627	63,104,689
5.50% due 02/01/53	11,686,536	11,757,142
5.00% due 08/01/53	8,206,893	8,113,169
3.50% due 03/01/53	1,974,780	1,782,338
2.50% due 03/25/52	2,268,096	1,440,519
1.96% due 05/01/50	1,485,665	1,034,185
5.00% due 09/01/52	914,030	911,498
5.50% due 04/01/55	780,000	779,179
3.00% due 08/01/46	435,312	386,507
3.00% due 05/01/52	304,994	264,592
4.50% due 06/01/48	177,864	173,303
3.50% due 12/01/45	163,522	150,921
4.00% due 11/01/45	144,983	137,469
2.00% due 10/25/51	257,387	133,423
4.00% due 08/01/45	130,992	124,203
4.00% due 09/01/45	121,048	114,775
2.50% due 02/25/52	140,698	84,308
2.00% due 09/25/51	170,803	84,233
4.00% due 05/25/52	81,000	65,762

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 179

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Uniform MBS 15 Year
5.00% due 06/01/25[5]	541,660,000	$543,281,188
Ginnie Mae
due 05/01/25[5]	243,328,901	238,959,444
due 06/01/25[5]	141,139,400	141,141,376
due 07/01/25[5]	128,210,600	128,067,132
6.00% due 06/20/47	8,269,543	8,308,203
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,7	198,632,735	16,557,111
Freddie Mac Seasoned Credit Risk Transfer Trust
2.00% due 11/25/59	9,892,023	7,865,311
2.00% due 05/25/60	8,136,786	6,473,671
FARM Mortgage Trust
2.18% (WAC) due 01/25/51◊,3	9,662,573	7,767,162
Total Government Agency		7,708,939,850

Residential Mortgage-Backed Securities - 11.1%
OBX Trust
2024-NQM5, 6.39% due 01/25/64[3,8]	16,801,674	16,950,433
2024-NQM6, 6.85% due 02/25/64[3,8]	14,454,882	14,638,474
2024-NQM5, 5.99% due 01/25/64[3,8]	13,597,807	13,716,451
2024-NQM4, 6.07% due 01/25/64[3,8]	12,981,267	13,058,175
2025-NQM2, 5.95% due 11/25/64[3,8]	11,773,217	11,814,719
2024-NQM7, 6.24% due 03/25/64[3,8]	11,365,908	11,463,979
2024-NQM6, 6.45% due 02/25/64[3,8]	11,041,978	11,161,515
2024-NQM9, 6.44% due 01/25/64[3,8]	10,776,079	10,893,180
2025-HE1, 5.94% (30 Day Average SOFR + 1.60%, Rate Floor: 1.60%) due 02/25/55◊,3	10,600,000	10,602,347
2024-NQM1, 5.85% due 12/25/64[3,8]	10,553,107	10,588,692
2022-NQM9, 6.45% due 09/25/62[3,8]	9,280,812	9,304,211
2024-NQM8, 6.59% due 05/25/64[3,8]	9,049,467	9,116,915
2024-NQM16, 5.89% due 10/25/64[3,8]	8,731,839	8,755,036
2024-NQM6, 6.70% due 02/25/64[3,8]	8,631,405	8,718,188
2025-NQM3, 5.85% due 12/01/64[3,8]	8,426,766	8,436,705
2024-NQM5, 6.29% due 01/25/64[3,8]	8,382,210	8,422,332
2024-NQM7, 6.60% due 03/25/64[3,8]	8,226,374	8,325,679
2024-NQM8, 6.23% due 05/25/64[3,8]	7,945,277	8,040,074
2024-NQM11, 6.23% due 06/25/64[3,8]	7,909,915	7,941,116
2024-NQM17, 6.02% due 11/25/64[3,8]	7,883,008	7,905,736
2024-NQM18, 5.87% due 10/25/64[3,8]	7,656,849	7,685,755
2024-NQM10, 6.33% due 05/25/64[3,8]	7,260,350	7,307,680
2024-NQM4, 6.32% due 01/25/64[3,8]	7,073,624	7,094,885
2024-NQM15, 5.72% due 10/25/64[3,8]	7,069,545	7,057,402
2025-NQM3, 5.95% due 12/01/64[3,8]	6,939,690	6,941,852
2024-NQM8, 6.44% due 05/25/64[3,8]	6,763,672	6,814,381
2024-NQM11, 6.13% due 06/25/64[3,8]	6,061,402	6,098,901
2024-NQM7, 6.45% due 03/25/64[3,8]	5,722,695	5,763,913
2024-NQM3, 6.13% due 12/25/63[3,8]	5,357,401	5,392,921
2025-NQM2, 5.75% due 11/25/64[3,8]	5,291,267	5,310,089
2024-NQM11, 5.88% due 06/25/64[3,8]	5,158,640	5,206,740
2024-NQM13, 5.37% due 06/25/64[3,8]	5,210,335	5,191,517
2023-NQM2, 6.32% due 01/25/62[3,8]	4,754,001	4,769,261
2023-NQM9, 7.66% due 10/25/63[3,8]	4,495,560	4,589,146
2024-NQM3, 6.33% due 12/25/63[3,8]	4,440,038	4,462,327
2024-NQM16, 5.73% due 10/25/64[3,8]	4,373,234	4,367,660
2024-NQM1, 5.70% due 12/25/64[3,8]	3,662,265	3,671,685
2024-NQM17, 5.86% due 11/25/64[3,8]	3,460,833	3,473,719
2024-NQM4, 6.22% due 01/25/64[3,8]	3,264,750	3,276,780
2022-NQM8, 6.10% due 09/25/62[3,8]	3,155,269	3,149,466
2024-NQM2, 6.18% due 12/25/63[3,8]	3,056,139	3,067,134
2024-NQM9, 6.28% due 01/25/64[3,8]	3,017,336	3,050,178
2024-NQM12, 5.83% due 07/25/64[3,8]	2,800,498	2,809,604
2023-NQM2, 6.72% due 01/25/62[3,8]	2,765,366	2,772,923
2024-NQM3, 6.43% due 12/25/63[3,8]	1,394,392	1,401,344
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	36,941,269	37,490,489
2024-HE5, 5.44% (WAC) due 10/25/54◊,3	32,526,138	32,510,161
2024-HE6, 5.72% (WAC) due 12/25/54◊,3	30,069,649	30,075,482
2025-HE1, 5.83% (WAC) due 01/25/55◊,3	21,002,321	21,075,292
2024-HE4, 5.06% (WAC) due 09/25/54◊,3	19,475,098	19,372,574
2024-HE1, 6.17% (WAC) due 03/25/54◊,3	14,114,470	14,215,099
2024-HE3, 5.94% (WAC) due 07/25/54◊,3	11,144,854	11,213,138
2024-HE5, 5.59% (WAC) due 10/25/54◊,3	8,233,539	8,243,578
2025-HE1, 5.93% (WAC) due 01/25/55◊,3	6,952,493	6,965,749
2024-HE3, 6.13% (WAC) due 07/25/54◊,3	4,629,401	4,671,998
2024-HE6, 5.87% (WAC) due 12/25/54◊,3	3,274,251	3,285,241
2024-HE3, 6.23% (WAC) due 07/25/54◊,3	2,400,430	2,422,409
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	87,506,811	81,329,792
2021-13, 2.50% (WAC) due 04/25/52◊,3	39,205,412	36,427,713
2025-1, 6.00% (WAC) due 06/25/55◊,3	17,180,706	17,274,849
2024-NQM1, 5.85% due 02/25/64[3,8]	7,868,536	7,908,193
2024-NQM1, 5.95% due 02/25/64[3,8]	7,487,031	7,510,237
2024-NQM1, 5.59% due 02/25/64[3,8]	6,437,893	6,464,269
PRPM LLC
2021-5, 4.79% due 06/25/26[3,8]	45,677,233	45,589,953
2021-8, 4.74% (WAC) due 09/25/26◊,3	30,639,187	30,560,074
2024-RPL2, 3.50% due 05/25/54[3]	22,954,628	22,072,845
2024-6, 5.70% due 11/25/29[3,8]	13,700,236	13,678,713
2024-4, 6.41% due 08/25/29[3,8]	13,218,213	13,243,357
2022-1, 3.72% due 02/25/27[3,8]	8,886,928	8,891,583
2024-5, 5.69% due 09/25/29[3,8]	7,100,181	7,090,942
2023-RCF1, 4.00% due 06/25/53[3,8]	3,664,320	3,594,409
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[3,8]	42,832,000	42,942,592
2024-CES2, 5.25% due 10/25/54[3,8]	40,677,611	40,422,590
2024-CES3, 5.68% due 01/25/55[3,8]	33,005,631	33,056,727
2024-CES1, 6.68% due 05/25/54[3,8]	9,625,040	9,731,469
Verus Securitization Trust
2025-2, 5.51% due 03/25/70[3,8]	17,900,000	17,956,754
2024-9, 5.69% due 11/25/69[3,8]	15,536,161	15,506,898
2024-9, 5.89% due 11/25/69[3,8]	14,667,107	14,650,864
2023-7, 7.42% due 10/25/68[3,8]	14,117,692	14,368,946
2024-5, 6.65% due 06/25/69[3,8]	13,196,771	13,308,896
2025-1, 5.98% due 01/25/70[3,8]	12,774,063	12,777,385
2022-8, 6.13% due 09/25/67[3,8]	12,601,447	12,589,560
2025-1, 5.77% due 01/25/70[3,8]	10,385,611	10,380,180
2025-2, 5.31% due 03/25/70[3,8]	5,000,000	5,014,966
2024-1, 6.12% due 01/25/69[3,8]	2,932,043	2,932,421
2023-2, 6.85% due 03/25/68[3,8]	2,760,575	2,776,781

180 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2024-5, 6.45% due 06/25/69[3,8]	2,229,184	$2,246,691
CSMC Trust
2021-RPL4, 4.10% (WAC) due 12/27/60◊,3	55,012,214	54,824,370
2021-RPL7, 4.19% (WAC) due 07/27/61◊,3	45,368,086	45,201,131
2021-RPL1, 4.08% (WAC) due 09/27/60◊,3	20,946,585	20,868,037
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[3,8]	26,295,948	26,517,536
2023-1, 4.75% due 09/26/67[3,8]	19,779,756	19,476,908
2023-2, 4.65% due 10/25/67[3,8]	19,332,168	19,163,012
2024-2, 5.99% due 01/25/69[3,8]	16,205,869	16,281,353
2024-4, 6.50% due 01/25/69[3,8]	8,100,270	8,159,302
2024-2, 6.19% due 01/25/69[3,8]	7,940,876	7,988,178
2024-2, 6.25% due 01/25/69[3,8]	7,324,243	7,364,021
2024-3, 4.80% due 11/26/68[3,8]	7,203,133	7,111,287
2024-12, 6.01% due 10/25/69[3,8]	4,049,757	4,068,198
2024-4, 6.40% due 01/25/69[3,8]	3,990,281	4,025,335
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[3,8]	27,068,464	26,803,612
2024-NQM3, 6.19% due 03/25/64[3,8]	11,078,604	11,165,087
2025-NQM2, 5.93% due 11/25/64[3,8]	10,862,931	10,903,107
2025-NQM1, 5.81% due 12/25/64[3,8]	9,426,223	9,450,404
2021-HE1, 5.84% (30 Day Average SOFR + 1.50%, Rate Floor: 0.00%) due 01/25/70◊,3	7,500,000	7,492,052
2025-NQM1, 5.91% due 12/25/64[3,8]	6,805,381	6,822,679
2024-NQM1, 6.40% due 12/01/63[3,8]	5,682,284	5,702,366
2024-NQM3, 6.50% due 03/25/64[3,8]	5,116,161	5,144,072
2023-NQM6, 7.06% due 09/25/63[3,8]	4,959,864	5,014,311
2023-NQM5, 7.01% due 06/25/63[3,8]	3,138,828	3,170,574
2024-NQM3, 6.39% due 03/25/64[3,8]	1,876,439	1,887,982
Cross Mortgage Trust
2024-H7, 5.59% (WAC) due 11/25/69◊,3	21,839,660	21,900,060
2025-H1, 5.89% due 02/25/70[3,8]	18,042,717	18,132,133
2025-H1, 5.99% due 02/25/70[3,8]	13,219,184	13,284,356
2024-H7, 5.82% due 11/25/69[3,8]	10,255,145	10,287,904
2025-H2, 5.36% (WAC) due 03/25/70◊,3	10,187,201	10,208,607
2024-H7, 5.97% due 11/25/69[3,8]	6,504,421	6,514,675
2025-H2, 5.66% due 03/25/70[3,8]	5,742,785	5,754,790
2024-H5, 6.16% due 08/26/69[3,8]	5,409,309	5,431,122
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,3	31,900,433	30,963,202
2022-NQM5, 5.71% due 08/25/67[3,8]	19,704,181	19,632,128
2023-NQM3, 6.89% due 08/25/68[3,8]	14,722,485	14,940,609
2024-NQM2, 6.44% due 06/25/59[3,8]	10,473,814	10,576,121
2023-NQM3, 7.34% due 08/25/68[3,8]	3,744,245	3,800,518
2024-NQM2, 6.09% due 06/25/59[3,8]	3,051,375	3,069,984
2023-NQM2, 6.24% due 11/25/67[3,8]	2,360,379	2,359,000
2024-NQM2, 6.54% due 06/25/59[3,8]	2,319,036	2,341,604
2022-NQM4, 5.73% due 08/25/67[3,8]	1,816,798	1,809,874
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[3,8]	31,511,745	31,956,590
2025-3, 5.56% due 03/25/70[3,8]	11,994,245	12,008,140
2024-2, 6.13% due 04/25/69[3,8]	10,464,351	10,532,657
2023-3, 7.58% due 09/25/68[3,8]	7,093,193	7,208,317
2021-2, 2.38% (WAC) due 08/25/66◊,3	7,108,000	4,991,941
2025-3, 5.35% due 03/25/70[3,8]	4,968,207	4,973,604
2023-4, 7.62% due 10/25/68[3,8]	4,376,875	4,449,130
2024-2, 6.33% due 04/25/69[3,8]	4,311,156	4,331,204
2024-2, 6.43% due 04/25/69[3,8]	3,997,617	4,013,487
2024-1, 6.14% due 02/25/69[3,8]	3,357,859	3,365,840
Legacy Mortgage Asset Trust
2021-GS2, 4.75% due 04/25/61[3,8]	31,200,110	31,165,163
2021-GS3, 4.75% due 07/25/61[3,8]	29,802,339	29,718,100
2021-GS5, 5.25% due 07/25/67[3,8]	19,717,693	19,665,512
2021-GS4, 4.65% due 11/25/60[3,8]	4,289,108	4,281,396
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69[3,8]	50,592,298	46,241,360
2024-RS2, 3.00% due 08/01/69[3,8]	28,865,184	26,899,955
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC5, 4.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	23,990,406	12,398,304
2007-HE5, 4.78% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/37◊	25,265,514	10,663,166
2006-HE6, 4.92% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 09/25/36◊	22,263,353	7,647,446
2006-HE5, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 08/25/36◊	12,302,201	6,095,120
2007-HE3, 4.55% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 12/25/36◊	10,128,307	5,088,865
2006-HE4, 4.92% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 06/25/36◊	7,542,957	3,798,446
2006-HE5, 4.94% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 08/25/36◊	7,371,387	3,651,510
2007-HE2, 4.53% (1 Month Term SOFR + 0.20%, Rate Floor: 0.09%) due 01/25/37◊	7,878,474	3,560,353
2007-HE2, 4.57% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 01/25/37◊	7,486,124	3,383,390
2007-HE2, 4.65% (1 Month Term SOFR + 0.32%, Rate Floor: 0.21%) due 01/25/37◊	5,894,586	2,664,337
2007-NC3, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 05/25/37◊	2,958,389	2,260,442
2007-HE6, 4.50% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	2,117,072	1,897,466
2007-HE3, 4.57% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊,3	1,855,605	1,145,902

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 181

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2006-HE6, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 09/25/36◊	2,822,115	$969,480
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[3,8]	28,589,873	28,845,206
2025-CES1, 5.65% due 01/25/45[3,8]	16,096,874	16,156,338
2024-CES4, 6.30% due 06/25/44[3,8]	5,943,707	6,001,169
2023-CES1, 6.52% (WAC) due 06/25/43◊,3	3,810,666	3,834,381
2023-CES2, 6.81% (WAC) due 09/25/43◊,3	3,390,357	3,427,394
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,8]	56,277,856	55,864,653
GS Mortgage-Backed Securities Trust
2021-PJ10, 2.50% (WAC) due 03/25/52◊,3	55,117,171	50,764,099
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[3,8]	50,380,458	50,290,116
Top Pressure Recovery Turbines
7.51% due 11/01/69	43,777,750	43,952,861
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	56,003,901	34,820,711
2006-WMC4, 4.68% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	11,881,188	6,164,108
2006-WMC3, 4.92% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	1,667,913	1,241,315
Towd Point Mortgage Trust
2024-4, 4.42% (WAC) due 10/27/64◊,3	36,579,031	36,492,123
2023-CES1, 6.75% (WAC) due 07/25/63◊,3	4,519,269	4,562,928
CIM TRUST
2025-R1, 5.00% due 02/25/99[3,8]	40,300,000	39,603,828
New Residential Mortgage Loan Trust
2024-NQM2, 5.37% due 09/25/64[3]	22,954,077	22,816,823
2024-NQM2, 5.42% due 09/25/64[3]	16,569,219	16,442,937
Home Equity Loan Trust
2007-FRE1, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	40,339,289	38,407,170
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,3	20,441,352	20,430,514
2025-NQM1, 5.86% due 01/25/70[3,8]	8,790,239	8,775,551
2024-AFC2, 5.98% (WAC) due 10/25/59◊,3	5,454,189	5,472,655
2025-NQM1, 5.96% due 01/25/70[3,8]	3,544,738	3,535,994
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[3,8]	14,807,645	14,813,869
2007-AMC1, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 12/25/36◊,3	19,361,752	10,540,573
2006-WF1, 4.92% due 03/25/36	12,805,931	6,198,805
2007-AMC3, 4.62% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 03/25/37◊	5,332,031	4,554,524
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,3	35,769,273	35,706,648
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,3	18,472,896	18,595,192
2024-5, 6.00% (WAC) due 06/25/54◊,3	15,823,323	15,882,249
GSAMP Trust
2007-NC1, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/46◊	23,377,144	11,672,549
2006-HE8, 4.90% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	10,107,000	8,623,563
2006-NC2, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	10,904,375	6,125,728
2007-NC1, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 12/25/46◊	6,687,240	3,140,734
LHOME Mortgage Trust
2024-RTL5, 5.32% due 09/25/39[3,8]	28,050,000	27,912,631
Alternative Loan Trust
2007-OA4, 4.78% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 05/25/47◊	12,670,936	11,308,165
2007-OH3, 5.02% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.00%/0.58%) due 09/25/47◊	5,522,820	5,045,896
2006-43CB, 6.00% (1 Month Term SOFR + 0.61%, Rate Cap/Floor: 6.00%/6.00%) due 02/25/37◊	5,767,579	2,981,604
2007-OA7, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 05/25/47◊	2,027,035	1,855,580
2007-OH3, 4.88% (1 Month Term SOFR + 0.55%, Rate Cap/Floor: 10.00%/0.44%) due 09/25/47◊	548,988	524,970
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	11,012,943	10,148,236
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	10,825,806	10,040,085
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[3]	20,000,000	19,623,058
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	118,705,320	18,628,616
Soundview Home Loan Trust
2006-OPT5, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	18,777,111	18,171,273
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	17,294,588	17,820,485
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 5.05% (1 Month Term SOFR + 0.73%, Rate Floor: 0.62%) due 12/25/35◊	12,734,771	12,005,186

182 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2007-ASP1, 4.84% (1 Month Term SOFR + 0.51%, Rate Floor: 0.40%) due 03/25/37◊	7,811,078	$3,122,083
2007-WM2, 4.86% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 02/25/37◊	5,856,274	2,454,168
NovaStar Mortgage Funding Trust Series
2007-2, 4.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	15,827,550	15,499,566
2007-1, 4.70% (1 Month Term SOFR + 0.37%, Rate Cap/Floor: 11.00%/0.26%) due 03/25/37◊	2,468,984	1,595,708
Morgan Stanley Residential Mortgage Loan Trust
2024-NQM3, 5.35% due 07/25/69[3,8]	8,765,036	8,703,017
2024-NQM3, 5.04% (WAC) due 07/25/69◊,3	8,174,645	8,112,164
Securitized Asset-Backed Receivables LLC Trust
2006-WM4, 4.60% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 11/25/36◊	28,983,336	8,011,179
2007-BR2, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,3	8,335,191	7,153,673
2006-HE2, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 07/25/36◊	3,091,320	1,202,053
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.47% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46◊	7,632,023	6,406,817
2006-AR10, 4.78% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	6,590,046	5,329,076
2006-AR9, 5.48% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	3,410,463	2,841,196
2006-7, 3.93% due 09/25/36	5,063,094	1,346,050
2006-8, 4.11% due 10/25/36	323,324	107,130
IXIS Real Estate Capital Trust
2007-HE1, 4.55% (1 Month Term SOFR + 0.22%, Rate Floor: 0.11%) due 05/25/37◊	30,962,916	6,364,496
2006-HE1, 5.04% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 03/25/36◊	10,659,936	5,541,787
2007-HE1, 4.67% (1 Month Term SOFR + 0.34%, Rate Floor: 0.23%) due 05/25/37◊	5,876,319	1,207,775
2007-HE1, 4.60% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 05/25/37◊	5,518,935	1,134,384
2007-HE1, 4.50% (1 Month Term SOFR + 0.17%, Rate Floor: 0.06%) due 05/25/37◊	4,591,499	943,830
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.69% (WAC) due 02/25/61◊,3	15,246,172	15,185,290
Finance of America HECM Buyout
2024-HB1, 5.00% (WAC) due 10/01/34◊,3	14,650,000	14,480,899
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.41%) due 01/25/37◊	31,068,395	13,932,755
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	12,997,623	12,556,886
2006-BC4, 4.78% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 12/25/36◊	1,174,553	1,143,784
2006-BC6, 4.61% (1 Month Term SOFR + 0.28%, Rate Floor: 0.17%) due 01/25/37◊	30,881	30,661
Starwood Mortgage Residential Trust
2020-1, 2.56% (WAC) due 02/25/50◊,3	7,771,754	7,377,954
2020-1, 2.41% (WAC) due 02/25/50◊,3	5,978,272	5,680,024
ACHM Trust
2025-HE1, 5.92% (WAC) due 03/25/55◊,3	12,538,748	12,552,908
Ellington Financial Mortgage Trust
2024-CES1, 5.52% due 01/26/60[3,8]	12,387,917	12,422,429
American Home Mortgage Assets Trust
2007-5, 4.82% (1 Month Term SOFR + 0.49%, Rate Cap/Floor: 99.00%/0.19%) due 06/25/47◊	8,014,941	7,410,614
2006-4, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 10/25/46◊	6,404,976	3,277,268
2006-6, 4.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 12/25/46◊	1,848,796	1,575,295
Merrill Lynch Mortgage Investors Trust Series
2007-HE2, 4.96% (1 Month Term SOFR + 0.63%, Rate Floor: 0.52%) due 02/25/37◊	30,171,631	8,453,053
2006-HE6, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/37◊	7,240,589	3,511,359
LSTAR Securities Investment Ltd.
2024-1, 7.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,3	11,419,298	11,432,926
RALI Series Trust
2007-QO4, 4.82% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 05/25/47◊	3,535,136	3,223,128

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 183

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2006-QO2, 4.88% (1 Month Term SOFR + 0.55%, Rate Floor: 0.44%) due 02/25/46◊	16,536,210	$2,861,034
2007-QO2, 4.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 02/25/47◊	7,285,738	2,212,234
2006-QO6, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 06/25/46◊	4,715,292	1,036,426
2006-QO2, 4.98% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 02/25/46◊	5,362,610	943,266
2007-QO3, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 03/25/47◊	749,352	670,587
2006-QO2, 5.12% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 02/25/46◊	1,105,132	194,621
Ameriquest Mortgage Securities Trust
2006-M3, 4.60% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	25,735,112	7,466,780
2006-M3, 4.54% (1 Month Term SOFR + 0.21%, Rate Floor: 0.10%) due 10/25/36◊	10,810,475	3,136,575
ABFC Trust
2007-WMC1, 5.69% (1 Month Term SOFR + 1.36%, Rate Floor: 1.25%) due 06/25/37◊	13,711,502	9,890,465
Master Asset-Backed Securities Trust
2006-WMC4, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	10,208,909	3,292,420
2006-NC2, 4.92% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 08/25/36◊	7,141,083	2,605,013
2006-WMC3, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 08/25/36◊	5,480,690	1,840,987
2007-WMC1, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 01/25/37◊	5,645,722	1,585,106
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	5,614,314	5,328,076
2006-12, 4.81% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 01/19/38◊	4,043,038	3,611,232
Fremont Home Loan Trust
2006-E, 4.56% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 01/25/37◊	10,982,602	4,944,709
2006-D, 4.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	9,877,385	3,464,840
First Franklin Mortgage Loan Trust
2006-FF16, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 12/25/36◊	18,788,784	7,575,950
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 4.90% (1 Month Term SOFR + 0.57%, Rate Floor: 0.46%) due 01/25/37◊	18,316,378	5,490,629
2007-A1, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/37◊	6,945,876	2,082,183
ATLX Trust
2024-RPL1, 3.85% due 04/25/64[3,8]	7,416,277	7,130,815
First NLC Trust
2005-4, 5.22% (1 Month Term SOFR + 0.89%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36◊	5,555,035	5,447,806
2005-1, 3.87% (1 Month Term SOFR + 0.57%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35◊	1,887,285	1,671,050
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 5.20% (1 Month Term SOFR + 0.87%, Rate Floor: 0.76%) due 02/25/36◊	8,831,701	7,054,861
Long Beach Mortgage Loan Trust
2006-8, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 09/25/36◊	13,937,845	3,701,743
2006-6, 4.94% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 07/25/36◊	4,372,814	1,671,401
2006-8, 4.62% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 09/25/36◊	3,719,751	983,477
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	6,220,797	6,147,343
Option One Mortgage Loan Trust
2007-5, 4.66% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 05/25/37◊	6,379,467	3,821,504
2007-2, 4.69% (1 Month Term SOFR + 0.36%, Rate Floor: 0.25%) due 03/25/37◊	4,605,951	2,282,640
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 4.08% (1 Month Term SOFR + 0.71%, Rate Floor: 0.60%) due 01/25/36◊	5,893,405	5,752,423
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	5,566,789	5,454,130

184 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Lehman XS Trust Series
2007-2N, 4.62% (1 Month Term SOFR + 0.29%, Rate Floor: 0.18%) due 02/25/37◊	4,162,540	$3,842,820
2007-15N, 4.94% (1 Month Term SOFR + 0.61%, Rate Floor: 0.00%) due 08/25/37◊	1,033,603	1,006,032
2006-10N, 4.86% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 07/25/46◊	250,661	228,453
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 4.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 11/25/36◊	15,738,314	5,009,303
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.61% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	4,324,000	3,206,744
2007-HE4, 4.69% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	3,105,491	1,779,856
CWABS Asset-Backed Certificates Trust
2006-12, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	5,249,693	4,808,791
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 5.45% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47◊	3,876,913	3,232,428
2006-AR13, 5.52% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46◊	1,253,489	1,073,216
2006-AR11, 5.56% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46◊	553,241	487,847
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AR4, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	8,972,584	3,084,373
2007-OA2, 5.41% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47◊	1,914,013	1,704,079
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 3.51% (1 Month Term SOFR + 0.49%, Rate Floor: 0.38%) due 12/25/36◊	4,188,172	4,020,720
GSAA Home Equity Trust
2006-5, 4.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 03/25/36◊	11,822,015	3,811,364
2007-7, 4.98% (1 Month Term SOFR + 0.65%, Rate Floor: 0.54%) due 07/25/37◊	80,408	76,899
Impac Secured Assets CMN Owner Trust
2005-2, 4.94% (1 Month Term SOFR + 0.61%, Rate Floor: 0.50%) due 03/25/36◊	3,622,738	3,345,704
GSAA Trust
2007-3, 4.78% (1 Month Term SOFR + 0.45%, Rate Floor: 0.34%) due 03/25/47◊	10,315,724	2,743,983
ASG Resecuritization Trust
2010-3, 5.01% (1 Month Term SOFR + 0.40%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45◊,3	1,847,777	1,751,274
C-BASS Mortgage Loan Trust
2007-CB2, 3.53% due 02/25/37	2,400,173	1,420,823
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 4.76% (1 Month Term SOFR + 0.43%, Rate Floor: 0.32%) due 11/25/36◊	5,086,537	1,405,819
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 5.02% (1 Month Term SOFR + 0.69%, Rate Floor: 0.58%) due 01/25/36◊	1,337,142	1,293,843
Countrywide Asset-Backed Certificates
2005-15, 3.55% (1 Month Term SOFR + 0.79%, Rate Floor: 0.68%) due 03/25/36◊	524,569	515,327
Alliance Bancorp Trust
2007-OA1, 4.92% (1 Month Term SOFR + 0.59%, Rate Floor: 0.48%) due 07/25/37◊	462,540	406,806
Impac Secured Assets Trust
2006-2, 4.78% (1 Month Term SOFR + 0.45%, Rate Cap/Floor: 11.50%/0.34%) due 08/25/36◊	389,732	363,454
Nomura Resecuritization Trust
2015-4R, 3.07% (1 Month Term SOFR + 0.54%, Rate Floor: 0.43%) due 03/26/36◊,3	302,015	292,193
Structured Asset Investment Loan Trust
2004-BNC2, 5.64% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 12/25/34◊	173,286	172,092
2006-3, 4.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 06/25/36◊	116,984	112,436
Residential Mortgage Loan Trust
2020-1, 2.68% (WAC) due 01/26/60◊,3	198,618	195,488
Morgan Stanley Re-REMIC Trust
2010-R5, 16.90% due 06/26/36[3]	83,415	79,814

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 185

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
GreenPoint Mortgage Funding Trust
2006-AR1, 5.02% (1 Month Term SOFR + 0.69%, Rate Cap/Floor: 10.50%/0.58%) due 02/25/36◊	82,389	$72,355
Total Residential Mortgage-Backed Securities		3,085,104,443

Commercial Mortgage-Backed Securities - 1.3%
BX Commercial Mortgage Trust
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	60,050,000	59,228,204
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,3	52,000,000	51,317,500
2024-AIRC, 6.01% (1 Month Term SOFR + 1.69%, Rate Floor: 1.69%) due 08/15/39◊,3	15,850,000	15,850,000
2024-AIRC, 6.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,3	11,400,000	11,392,875
2024-AIR2, 5.81% (1 Month Term SOFR + 1.49%, Rate Floor: 1.49%) due 10/15/41◊,3	10,000,000	10,000,000
2022-LP2, 6.28% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	4,410,000	4,392,084
2024-AIR2, 6.11% (1 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 10/15/41◊,3	3,800,000	3,797,625
BX Trust
2024-VLT4, 6.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,3	20,650,000	20,495,125
2024-VLT4, 6.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	17,150,000	17,032,094
SMRT
2022-MINI, 6.27% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 01/15/39◊,3	32,500,000	31,832,040
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.53% (1 Month Term SOFR + 2.20%, Rate Floor: 1.84%) due 06/15/38◊,3	14,350,000	13,111,581
2016-JP3, 3.41% (WAC) due 08/15/49◊	10,290,000	9,125,611
2021-NYAH, 6.88% (1 Month Term SOFR + 2.55%, Rate Floor: 2.19%) due 06/15/38◊,3	8,000,000	7,109,592
2016-JP3, 1.30% (WAC) due 08/15/49◊,7	48,988,590	609,119
Life Mortgage Trust
2021-BMR, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,3	13,650,000	13,373,422
2021-BMR, 6.18% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 03/15/38◊,3	3,675,000	3,592,312
Extended Stay America Trust
2021-ESH, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	10,826,880	10,813,346
2021-ESH, 6.13% (1 Month Term SOFR + 1.81%, Rate Floor: 1.70%) due 07/15/38◊,3	5,586,670	5,579,687
Citigroup Commercial Mortgage Trust
2019-GC43, 0.60% (WAC) due 11/10/52◊,7	203,506,256	4,852,016
2019-GC41, 1.03% (WAC) due 08/10/56◊,7	96,092,400	3,174,902
2015-GC35, 4.35% (WAC) due 11/10/48◊	810,679	728,217
2016-P4, 1.88% (WAC) due 07/10/49◊,7	27,681,230	407,241
2016-C2, 1.65% (WAC) due 08/10/49◊,7	29,584,459	391,462
2016-P5, 1.36% (WAC) due 10/10/49◊,7	24,221,712	302,183
2016-GC37, 1.64% (WAC) due 04/10/49◊,7	18,554,263	140,081
2016-C3, 0.91% (WAC) due 11/15/49◊,7	8,853,798	91,660
2015-GC35, 0.71% (WAC) due 11/10/48◊,7	27,375,632	35,421
2015-GC29, 0.95% (WAC) due 04/10/48◊,7	4,667,227	47
BENCHMARK Mortgage Trust
2020-IG3, 3.13% (WAC) due 09/15/48◊,3	5,232,000	3,088,724
2019-B14, 0.74% (WAC) due 12/15/62◊,7	99,601,638	2,202,252
2018-B2, 0.45% (WAC) due 02/15/51◊,7	89,807,882	879,902
2018-B6, 4.59% (WAC) due 10/10/51◊	750,000	698,520
2018-B6, 0.40% (WAC) due 10/10/51◊,7	58,037,541	528,896
DBGS Mortgage Trust
2018-C1, 4.64% (WAC) due 10/15/51◊	7,588,000	7,002,299
GS Mortgage Securities Trust
2020-GC45, 0.62% (WAC) due 02/13/53◊,7	143,416,376	3,401,607
2019-GC42, 0.81% (WAC) due 09/10/52◊,7	64,287,258	1,842,691
2017-GS6, 1.00% (WAC) due 05/10/50◊,7	39,845,664	626,473
2017-GS6, 3.87% due 05/10/50	521,000	454,058
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.64% (WAC) due 12/15/49◊	2,650,000	2,455,810
2017-C7, 0.83% (WAC) due 10/15/50◊,7	111,917,490	1,805,856
2016-C4, 0.70% (WAC) due 12/15/49◊,7	71,054,930	584,498
2016-C2, 1.47% (WAC) due 06/15/49◊,7	22,383,016	207,703
2017-C5, 0.84% (WAC) due 03/15/50◊,7	7,162,058	73,570
BMP Trust
2024-MF23, 5.96% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 06/15/41◊,3	4,900,000	4,884,687
GS Mortgage Securities Corporation Trust
2020-DUNE, 5.94% (1 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 12/15/36◊,3	3,463,607	3,425,202
2020-DUNE, 6.49% (1 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 12/15/36◊,3	923,628	896,355

186 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Wells Fargo Commercial Mortgage Trust
2017-C38, 0.91% (WAC) due 07/15/50◊,7	61,576,269	$923,441
2017-C42, 0.86% (WAC) due 12/15/50◊,7	32,704,745	618,483
2017-RB1, 1.19% (WAC) due 03/15/50◊,7	32,179,269	615,680
2016-BNK1, 1.71% (WAC) due 08/15/49◊,7	33,245,561	564,865
2017-RC1, 1.37% (WAC) due 01/15/60◊,7	15,803,892	329,231
2016-C35, 1.86% (WAC) due 07/15/48◊,7	19,923,357	298,970
2016-NXS5, 1.39% (WAC) due 01/15/59◊,7	17,277,931	109,808
2016-C37, 0.77% (WAC) due 12/15/49◊,7	9,900,471	90,841
2015-NXS4, 0.98% (WAC) due 12/15/48◊,7	35,015,142	77,639
2015-P2, 0.91% (WAC) due 12/15/48◊,7	20,707,593	60,075
2015-C30, 0.83% (WAC) due 09/15/58◊,7	20,185,696	1,611
2015-NXS1, 0.78% (WAC) due 05/15/48◊,7	2,427,201	24
BANK
2020-BN25, 0.44% (WAC) due 01/15/63◊,7	140,000,000	2,627,968
2017-BNK6, 0.77% (WAC) due 07/15/60◊,7	33,227,128	468,390
2017-BNK4, 1.33% (WAC) due 05/15/50◊,7	10,360,698	229,408
CSAIL Commercial Mortgage Trust
2019-C15, 0.99% (WAC) due 03/15/52◊,7	84,922,540	2,594,715
2016-C6, 1.85% (WAC) due 01/15/49◊,7	4,644,236	42,743
2015-C1, 0.18% (WAC) due 04/15/50◊,7	3,333,242	33
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51◊,7	194,936,377	2,266,642
2015-CR27, 0.89% (WAC) due 10/10/48◊,7	24,093,732	23,595
2015-CR26, 0.88% (WAC) due 10/10/48◊,7	65,159,801	11,885
2015-CR24, 0.67% (WAC) due 08/10/48◊,7	33,234,728	332
2015-CR23, 0.82% (WAC) due 05/10/48◊,7	2,771,930	28
UBS Commercial Mortgage Trust
2017-C2, 1.06% (WAC) due 08/15/50◊,7	36,688,314	694,928
2017-C5, 1.13% (WAC) due 11/15/50◊,7	36,400,855	681,031
BBCMS Mortgage Trust
2018-C2, 0.75% (WAC) due 12/15/51◊,7	55,942,522	1,210,775
CD Mortgage Trust
2017-CD6, 0.89% (WAC) due 11/13/50◊,7	35,576,321	592,588
2016-CD1, 1.33% (WAC) due 08/10/49◊,7	27,740,294	238,478
2016-CD2, 0.53% (WAC) due 11/10/49◊,7	29,107,814	135,378
CD Commercial Mortgage Trust
2017-CD4, 1.22% (WAC) due 05/10/50◊,7	24,637,542	465,519
2017-CD3, 0.93% (WAC) due 02/10/50◊,7	28,871,363	380,692
CGMS Commercial Mortgage Trust
2017-B1, 0.72% (WAC) due 08/15/50◊,7	57,671,441	784,960
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.01% (WAC) due 07/15/50◊,7	46,187,227	664,505
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,7	20,628,250	276,202
2016-UB10, 1.72% (WAC) due 07/15/49◊,7	1,486,793	12,430
DBJPM Mortgage Trust
2017-C6, 0.95% (WAC) due 06/10/50◊,7	17,062,384	267,330
Morgan Stanley Capital I Trust
2016-UBS9, 4.59% (WAC) due 03/15/49◊	275,000	250,546
CFCRE Commercial Mortgage Trust
2016-C3, 0.95% (WAC) due 01/10/48◊,7	37,934,025	123,316
SG Commercial Mortgage Securities Trust
2016-C5, 1.82% (WAC) due 10/10/48◊,7	4,346,988	62,946
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.83% (WAC) due 12/15/47◊,7	52,793,461	46,944
JPMBB Commercial Mortgage Securities Trust
2015-C27, 0.82% (WAC) due 02/15/48◊,7	13,040,609	130
Total Commercial Mortgage-Backed Securities		352,679,655

Military Housing - 0.7%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.65% (WAC) due 11/25/55◊,9	108,389,657	95,771,265
2015-R1, 4.45% (WAC) due 11/25/52◊,3	20,107,500	18,238,343
2015-R1, 4.31% (WAC) due 10/25/52◊,3	12,972,791	10,983,666
2015-R1, 0.70% (WAC) due 11/25/55◊,7,9	162,875,990	9,240,281
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51†††,3	12,275,835	10,940,282
2007-AETC, 5.75% due 02/10/52†††,3	6,977,579	6,076,764
2006-RILY, 4.80% (1 Month Term SOFR + 0.48%, Rate Floor: 0.37%) due 07/10/51◊,†††,3	6,612,320	4,621,217
2007-ROBS, 6.06% due 10/10/52†††,3	4,425,781	3,906,784
2007-AET2, 6.06% due 10/10/52†††,3	2,907,501	2,792,614
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	21,000,445	19,245,980
2005-DRUM, 5.47% due 05/10/50†††,3	4,235,547	3,734,231
2005-BLIS, 5.25% due 07/10/50†††,3	2,500,000	2,035,060
Total Military Housing		187,586,487

Total Collateralized Mortgage Obligations
(Cost $11,584,136,295)		11,334,310,435

CORPORATE BONDS†† - 28.6%
Financial - 13.5%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	101,800,000	89,289,317
3.25% due 11/15/30	53,530,000	47,826,852
CoStar Group, Inc.
2.80% due 07/15/30[3]	91,480,000	81,440,179
Wilton RE Ltd.
6.00% [3,10,11]	80,224,000	79,324,844
Morgan Stanley
6.63% due 11/01/34[11]	21,862,000	23,845,723
5.94% due 02/07/39[11]	23,310,000	23,528,075
5.52% due 11/19/55[11]	19,150,000	18,707,611
5.83% due 04/19/35[11]	9,625,000	9,974,059
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	55,868,000	52,081,574

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 187

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
5.30% due 01/15/29	15,867,000	$15,889,579
3.25% due 01/15/32	4,150,000	3,592,063
4.00% due 01/15/30	475,000	449,016
Host Hotels & Resorts, LP
3.50% due 09/15/30	44,753,000	41,003,734
2.90% due 12/15/31	20,200,000	17,513,646
5.70% due 07/01/34	12,075,000	12,081,140
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	46,832,000	45,151,598
5.50% due 11/15/25[3]	23,739,000	23,674,010
Jefferies Financial Group, Inc.
2.75% due 10/15/32	40,642,000	33,586,288
2.63% due 10/15/31	27,400,000	23,163,392
6.20% due 04/14/34	9,080,000	9,255,474
6.25% due 01/15/36	1,000,000	1,024,445
FS KKR Capital Corp.
2.63% due 01/15/27	35,801,000	34,171,129
3.25% due 07/15/27	30,100,000	28,810,227
Nippon Life Insurance Co.
2.75% due 01/21/51[3,11]	45,350,000	39,150,514
5.95% due 04/16/54[3,11]	13,950,000	14,030,338
2.90% due 09/16/51[3,11]	10,380,000	8,940,885
Safehold GL Holdings LLC
2.80% due 06/15/31	28,877,000	25,347,939
2.85% due 01/15/32	27,008,000	23,224,983
6.10% due 04/01/34	10,480,000	10,786,106
5.65% due 01/15/35	1,370,000	1,363,974
First American Financial Corp.
4.00% due 05/15/30	40,891,000	39,000,838
5.45% due 09/30/34	10,620,000	10,391,103
2.40% due 08/15/31	11,875,000	10,018,546
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	46,892,000	42,005,848
2.88% due 10/15/26[3]	17,717,000	16,980,648
Global Atlantic Finance Co.
4.70% due 10/15/51[3,11]	35,662,000	34,367,857
7.95% due 06/15/33[3]	12,224,000	13,781,052
6.75% due 03/15/54[3]	8,146,000	8,269,383
National Australia Bank Ltd.
5.90% due 01/14/36[3,11]	23,750,000	24,100,038
2.99% due 05/21/31[3]	14,525,000	12,807,978
3.35% due 01/12/37[3,11]	14,550,000	12,758,602
2.33% due 08/21/30[3]	7,498,000	6,522,925
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	59,035,000	54,695,806
Standard Chartered plc
5.01% due 10/15/30[3,11]	53,518,000	53,428,710
4.64% due 04/01/31[3,11]	1,000,000	978,843
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	77,700,000	53,750,001
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	43,473,000	39,619,564
5.63% due 08/16/32	13,100,000	13,379,589
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	74,981,000	46,678,580
4.13% due 12/15/51[3,11]	3,600,000	3,446,942
3.95% due 05/15/60[3]	4,064,000	2,768,587
LPL Holdings, Inc.
6.00% due 05/20/34	23,920,000	24,412,591
4.00% due 03/15/29[3]	15,257,000	14,612,947
4.38% due 05/15/31[3]	9,541,000	9,078,038
5.65% due 03/15/35	250,000	247,559
Macquarie Group Ltd.
2.69% due 06/23/32[3,11]	31,550,000	27,471,663
2.87% due 01/14/33[3,11]	17,431,000	14,997,846
1.63% due 09/23/27[3,11]	4,125,000	3,946,770
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	60,506,000	46,327,772
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	28,550,000	29,721,241
7.11% due 08/22/43†††	15,200,000	15,535,118
Brookfield Finance, Inc.
5.81% due 03/03/55	12,635,000	12,325,901
5.68% due 01/15/35	9,400,000	9,615,772
4.70% due 09/20/47	9,790,000	8,319,823
3.50% due 03/30/51	9,526,000	6,559,870
3.63% due 02/15/52	9,380,000	6,558,552
6.35% due 01/05/34	1,640,000	1,746,725
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	39,650,000	37,276,745
6.63% due 10/15/31[3]	6,850,000	6,777,355
Lazard Group LLC
6.00% due 03/15/31	42,290,000	43,946,655
Bain Capital, LP
3.41% due 04/15/41†††	36,000,000	26,623,575
3.72% due 04/15/42†††	20,300,000	15,427,936
American National Group, Inc.
5.75% due 10/01/29	30,960,000	31,212,716
5.00% due 06/15/27	8,142,000	8,139,948
6.14% due 06/13/32[3]	2,000,000	2,027,391
OneMain Finance Corp.
7.13% due 03/15/26	18,872,000	19,148,879
6.63% due 05/15/29	9,925,000	9,943,550
7.50% due 05/15/31	8,250,000	8,395,117
3.88% due 09/15/28	2,270,000	2,099,119
7.13% due 11/15/31	1,125,000	1,131,687
F&G Global Funding
5.88% due 01/16/30[3]	37,865,000	38,519,848
2.00% due 09/20/28[3]	800,000	721,687
BPCE S.A.
5.88% due 01/14/31[3,11]	20,000,000	20,481,953
7.00% due 10/19/34[3,11]	10,000,000	10,889,302
5.94% due 05/30/35[3,11]	7,750,000	7,806,186
Dyal Capital Partners IV
3.65% due 02/22/41†††	41,800,000	37,404,291
Old Republic International Corp.
5.75% due 03/28/34	35,220,000	36,050,488
Sumitomo Life Insurance Co.
3.38% due 04/15/81[3,11]	39,900,000	35,590,968
CNO Financial Group, Inc.
6.45% due 06/15/34	23,390,000	24,391,896
5.25% due 05/30/29	11,125,000	11,140,806

188 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
TPG Operating Group II, LP
5.88% due 03/05/34	34,270,000	$35,083,141
Nuveen LLC
5.85% due 04/15/34[3]	25,425,000	26,013,594
5.55% due 01/15/30[3]	8,075,000	8,325,854
CBS Studio Center
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/09/25◊,†††	34,100,000	34,048,811
Equitable Holdings, Inc.
6.70% due 03/28/55[11]	33,775,000	33,514,115
UBS Group AG
3.09% due 05/14/32[3,11]	33,400,000	29,733,083
4.28% due 01/09/28[3]	3,350,000	3,308,055
Stewart Information Services Corp.
3.60% due 11/15/31	36,711,000	32,806,018
Commonwealth Bank of Australia
5.93% due 03/14/46[3,11]	29,470,000	29,170,267
3.61% due 09/12/34[3,11]	3,550,000	3,321,164
Beacon Funding Trust
6.27% due 08/15/54[3]	31,900,000	31,797,038
Bank of America Corp.
5.74% due 02/12/36[11]	16,850,000	16,817,807
5.52% due 10/25/35[11]	10,000,000	9,811,487
3.56% due 04/23/27[11]	3,350,000	3,313,688
MetLife, Inc.
6.35% due 03/15/55[11]	28,930,000	28,986,703
Societe Generale S.A.
3.34% due 01/21/33[3,11]	22,830,000	19,869,309
6.07% due 01/19/35[3,11]	8,750,000	8,885,354
Farmers Insurance Exchange
7.00% due 10/15/64[3,11]	28,140,000	28,725,598
Capital One Financial Corp.
6.38% due 06/08/34[11]	22,450,000	23,464,327
6.05% due 02/01/35[11]	2,570,000	2,624,092
5.88% due 07/26/35[11]	2,280,000	2,301,949
VICI Properties, LP
5.63% due 04/01/35	28,500,000	28,338,762
HSBC Holdings plc
5.13% due 03/03/31[11]	15,700,000	15,748,529
6.16% due 03/09/29[11]	8,700,000	9,016,529
5.29% due 11/19/30[11]	3,290,000	3,324,082
Americo Life, Inc.
3.45% due 04/15/31[3]	32,364,000	28,020,920
Dai-ichi Life Insurance Company Ltd.
6.20% [3,10,11]	27,750,000	27,837,302
PennyMac Financial Services, Inc.
5.38% due 10/15/25[3]	27,311,000	27,247,415
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[3,11]	22,800,000	22,719,831
5.80% due 09/11/54[3,11]	4,093,000	4,039,451
Reinsurance Group of America, Inc.
5.75% due 09/15/34	20,050,000	20,394,325
6.65% due 09/15/55[11]	6,190,000	6,094,984
Westpac Banking Corp.
3.02% due 11/18/36[11]	15,650,000	13,505,886
3.13% due 11/18/41	12,214,000	8,879,244
2.67% due 11/15/35[11]	4,467,000	3,876,140
Iron Mountain, Inc.
4.50% due 02/15/31[3]	18,937,000	17,359,308
5.63% due 07/15/32[3]	6,311,000	6,033,317
4.88% due 09/15/27[3]	1,938,000	1,898,575
5.25% due 07/15/30[3]	74,000	70,954
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[3]	24,480,000	25,147,814
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	25,131,940
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	26,450,000	24,774,636
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	19,525,000	16,177,673
3.83% due 03/11/51[3]	13,118,000	8,301,046
Hunt Companies, Inc.
5.25% due 04/15/29[3]	25,121,000	24,009,999
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	31,390,000	23,728,791
QTS Good News Facility
7.39% (SOFR + 3.00%, Rate Floor: 0.00%) due 10/09/28◊,†††	23,491,735	23,491,735
Aon North America, Inc.
5.45% due 03/01/34	22,300,000	22,706,353
Ardonagh Finco Ltd.
6.88% due 02/15/31[3]	EUR 15,000,000	16,556,650
7.75% due 02/15/31[3]	5,300,000	5,398,872
200 Park Funding Trust
5.74% due 02/15/55[3]	22,000,000	21,830,457
Brown & Brown, Inc.
5.65% due 06/11/34	21,200,000	21,571,656
2.38% due 03/15/31	57,000	48,931
Enstar Group Ltd.
7.50% due 04/01/45[3,11]	16,125,000	16,326,047
3.10% due 09/01/31	3,840,000	3,310,260
4.95% due 06/01/29	1,250,000	1,242,925
Lloyds Banking Group plc
5.59% due 11/26/35[11]	17,200,000	17,268,560
3.75% due 03/18/28[11]	3,460,000	3,400,168
Corebridge Life Holdings, Inc.
8.13% due 03/15/46[3]	17,100,000	20,383,765
Ares Finance Company II LLC
3.25% due 06/15/30[3]	21,488,000	20,021,648
BNP Paribas S.A.
5.50% due 05/20/30[3,11]	15,990,000	16,272,874
5.79% due 01/13/33[3,11]	3,270,000	3,343,438
PartnerRe Finance B LLC
4.50% due 10/01/50[11]	21,056,000	19,563,319
Markel Group, Inc.
6.00% due 05/16/54	18,900,000	19,057,909
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,11]	18,300,000	18,104,190
Brookfield Capital Finance LLC
6.09% due 06/14/33	16,800,000	17,646,641
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	16,600,000	16,915,562

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 189

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Fortitude Group Holdings LLC
6.25% due 04/01/30[3]	16,600,000	$16,781,729
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,11]	18,000,000	16,590,655
RGA Global Funding
5.50% due 01/11/31[3]	12,750,000	13,104,367
5.05% due 12/06/31[3]	2,700,000	2,697,425
JPMorgan Chase & Co.
2.96% due 05/13/31[11]	17,276,000	15,709,022
QBE Insurance Group Ltd.
5.88% [3,10,11]	15,700,000	15,672,859
Prudential Financial, Inc.
3.70% due 10/01/50[11]	17,139,000	15,465,779
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	22,210,000	15,169,697
Globe Life, Inc.
5.85% due 09/15/34	9,810,000	10,045,659
2.15% due 08/15/30	5,510,000	4,774,697
Kennedy-Wilson, Inc.
4.75% due 03/01/29	15,662,000	14,340,094
4.75% due 02/01/30	81,000	72,448
GA Global Funding Trust
2.90% due 01/06/32[3]	16,400,000	14,202,668
ING Groep N.V.
5.53% due 03/25/36[11]	10,300,000	10,311,780
4.86% due 03/25/29[11]	3,360,000	3,372,193
NatWest Group plc
6.02% due 03/02/34[11]	11,740,000	12,239,115
4.45% due 05/08/30[11]	1,100,000	1,078,412
Sumitomo Mitsui Financial Group, Inc.
2.22% due 09/17/31	11,900,000	10,157,039
5.76% (SOFR + 1.17%) due 07/09/29◊	3,020,000	3,047,905
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]	12,675,000	13,024,538
SLM Corp.
3.13% due 11/02/26	9,132,000	8,821,978
6.50% due 01/31/30	4,000,000	4,104,400
Goldman Sachs Group, Inc.
6.13% [10,11]	9,350,000	9,145,426
4.02% due 10/31/38[11]	3,870,000	3,323,493
American National Global Funding
5.55% due 01/28/30[3]	12,225,000	12,450,156
Ryan Specialty LLC
5.88% due 08/01/32[3]	11,325,000	11,185,512
Australia & New Zealand Banking Group Ltd.
5.20% due 09/30/35[3,11]	10,000,000	9,662,316
2.57% due 11/25/35[3,11]	1,600,000	1,382,762
Atlantic Marine Corporations Communities LLC
5.34% due 12/01/50[3]	10,677,623	9,999,914
5.37% due 12/01/50[3]	725,014	630,348
Selective Insurance Group, Inc.
5.90% due 04/15/35	10,410,000	10,497,287
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[3,11]	10,150,000	10,317,677
Encore Capital Group, Inc.
8.50% due 05/15/30[3]	9,950,000	10,255,080
RenaissanceRe Holdings Ltd.
5.80% due 04/01/35	9,900,000	10,139,290
Blue Owl Finance LLC
6.25% due 04/18/34	9,880,000	10,118,629
Assurant, Inc.
2.65% due 01/15/32	10,021,000	8,469,216
6.75% due 02/15/34	1,450,000	1,579,425
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	14,970,000	9,837,630
Swiss RE Subordinated Finance plc
6.19% due 04/01/46[3,11]	9,800,000	9,808,164
KKR Group Finance Company X LLC
3.25% due 12/15/51[3]	15,150,000	9,631,852
Galaxy Bidco Ltd.
8.13% due 12/19/29[3]	GBP 7,200,000	9,565,894
Citigroup, Inc.
6.02% due 01/24/36[11]	9,400,000	9,489,779
Credit Agricole S.A.
5.34% due 01/10/30[3,11]	6,050,000	6,138,517
5.59% (SOFR + 1.21%) due 09/11/28◊,3	3,280,000	3,306,472
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	13,031,000	8,992,853
Accident Fund Insurance Company of America
8.50% due 08/01/32[3]	9,000,000	8,955,083
Aretec Group, Inc.
10.00% due 08/15/30[3]	8,275,000	8,884,015
Kemper Corp.
2.40% due 09/30/30	10,006,000	8,680,175
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[3]	8,600,000	8,442,481
Five Corners Funding Trust III
5.79% due 02/15/33[3]	7,550,000	7,788,265
CNO Global Funding
1.75% due 10/07/26[3]	7,400,000	7,089,523
Ohana Military Communities LLC
5.56% due 10/01/36[3]	3,820,000	3,815,829
5.78% due 10/01/36[3]	2,200,000	2,234,936
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	5,880,000	5,905,811
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	5,732,991	4,844,916
5.24% due 08/01/50[3]	1,052,876	972,308
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	8,263,000	5,704,253
Belvoir Land LLC
5.60% due 12/15/35[3]	5,600,000	5,484,444
Deloitte LLP
7.33% due 11/20/26†††	4,800,000	4,957,546
Demeter Investments BV
5.63% due 08/15/52	4,900,000	4,900,000
Manulife Financial Corp.
4.06% due 02/24/32[11]	4,815,000	4,734,003

190 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	4,710,000	$4,721,964
Royal Bank of Canada
4.72% due 03/27/28[11]	3,120,000	3,128,397
5.54% (SOFR Compounded Index + 0.86%) due 10/18/28◊	1,530,000	1,534,738
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	6,852,000	4,647,366
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	4,620,000	4,639,939
Horace Mann Educators Corp.
4.50% due 12/01/25	4,560,000	4,550,495
DaVinciRe Holdings Ltd.
5.95% due 04/15/35[3]	4,400,000	4,411,033
CBRE Services, Inc.
5.95% due 08/15/34	3,500,000	3,659,392
HS Wildcat LLC
3.83% due 12/31/50†††	4,938,396	3,609,257
UWM Holdings LLC
6.63% due 02/01/30[3]	3,500,000	3,471,412
VICI Properties Limited Partnership / VICI Note Company, Inc.
4.13% due 08/15/30[3]	3,600,000	3,388,822
Bank of New York Mellon Corp.
5.06% due 07/22/32[11]	3,350,000	3,385,201
Brighthouse Financial Global Funding
5.65% due 06/10/29[3]	3,330,000	3,384,335
Canadian Imperial Bank of Commerce
4.86% due 03/30/29[11]	3,370,000	3,382,040
Belrose Funding Trust
2.33% due 08/15/30[3]	3,860,000	3,366,243
Mizuho Financial Group, Inc.
5.42% due 05/13/36[11]	3,340,000	3,362,450
Athene Global Funding
2.67% due 06/07/31[3]	2,880,000	2,490,036
5.63% (SOFR Compounded Index + 1.21%) due 03/25/27◊,3	500,000	503,250
2.65% due 10/04/31[3]	400,000	342,947
BGC Group, Inc.
8.00% due 05/25/28	3,120,000	3,331,052
Deutsche Bank AG NY
3.55% due 09/18/31[11]	3,610,000	3,319,322
Nordea Bank Abp
5.40% (SOFR + 1.02%) due 09/10/29◊,3	3,280,000	3,310,884
Wells Fargo & Co.
3.07% due 04/30/41[11]	4,440,000	3,308,894
Skandinaviska Enskilda Banken AB
5.27% (SOFR + 0.89%) due 03/05/27◊,3	3,270,000	3,299,855
SiriusPoint Ltd.
7.00% due 04/05/29	3,150,000	3,288,766
Pine Street Trust III
6.22% due 05/15/54[3]	3,200,000	3,276,396
Intesa Sanpaolo SpA
7.80% due 11/28/53[3]	2,800,000	3,241,255
Banco Santander S.A.
5.42% (SOFR + 1.12%) due 07/15/28◊	2,000,000	2,009,984
6.94% due 11/07/33	1,000,000	1,113,020
DNB Bank ASA
5.55% (SOFR + 1.06%) due 11/05/30◊,3	3,060,000	3,077,595
Bank of Nova Scotia
5.72% (SOFR Compounded Index + 1.08%) due 08/01/29◊	3,060,000	3,075,493
American Express Co.
5.39% (SOFR + 1.02%) due 01/30/31◊	3,060,000	3,072,195
Swedbank AB
5.40% (SOFR + 1.03%) due 11/20/29◊,3	3,020,000	3,052,741
Barclays plc
5.83% (SOFR + 1.49%) due 03/12/28◊	3,010,000	3,050,299
Sumitomo Mitsui Trust Bank Ltd.
5.88% (SOFR + 0.98%) due 09/10/27◊,3	3,020,000	3,050,257
Citibank North America
5.10% (SOFR + 0.71%) due 11/19/27◊	3,030,000	3,037,814
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]	2,780,000	2,768,377
Fidelity National Financial, Inc.
2.45% due 03/15/31	3,130,000	2,695,000
KKR Group Finance Company III LLC
5.13% due 06/01/44[3]	2,710,000	2,451,843
Aurora Military Housing LLC
5.82% due 07/15/34[3]	2,116,841	2,133,036
Jackson Financial, Inc.
4.00% due 11/23/51	3,110,000	2,125,235
Ares Finance Company IV LLC
3.65% due 02/01/52[3]	2,450,000	1,749,466
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[3]	1,617,000	1,492,983
Blackstone Holdings Finance Company LLC
3.20% due 01/30/52[3]	2,150,000	1,416,168
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	1,530,066	1,346,059
Fort Knox Military Housing Privatization Project
4.77% (1 Month Term SOFR + 0.45%) due 02/15/52◊,3	1,613,561	1,280,630
Midwest Family Housing LLC
5.58% due 01/01/51[3]	1,250,078	1,069,309
Citizens Financial Group, Inc.
6.65% due 04/25/35[11]	900,000	957,651
Pacific Beacon LLC
5.51% due 07/15/36[3]	500,000	493,494
Atlas Mara Ltd.
8.00% due 12/31/21†††,9,12	542,348	1
Total Financial		3,747,647,437

Industrial - 3.2%
AP Grange Holdings
6.50% due 03/20/45†††	155,100,000	155,875,500
5.00% due 03/20/45†††	16,400,000	16,400,000
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	62,000,000	62,969,894
TD SYNNEX Corp.
2.65% due 08/09/31	34,240,000	29,239,197

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 191

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2.38% due 08/09/28	15,581,000	$14,388,516
6.10% due 04/12/34	11,960,000	12,301,104
Boeing Co.
6.53% due 05/01/34	35,895,000	38,460,999
6.86% due 05/01/54	7,175,000	7,793,454
3.75% due 02/01/50	10,492,000	7,353,918
Builders FirstSource, Inc.
6.38% due 03/01/34[3]	52,000,000	51,600,094
FLNG Liquefaction 3 LLC
3.08% due 06/30/39†††	59,199,135	48,582,871
Vontier Corp.
2.95% due 04/01/31	38,322,000	33,262,166
2.40% due 04/01/28	14,150,000	13,052,480
Flowserve Corp.
3.50% due 10/01/30	17,421,000	16,057,757
2.80% due 01/15/32	17,350,000	14,840,100
Berry Global, Inc.
5.80% due 06/15/31	20,700,000	21,506,556
5.65% due 01/15/34	9,050,000	9,181,745
TransDigm, Inc.
6.00% due 01/15/33[3]	16,200,000	15,943,025
6.63% due 03/01/32[3]	7,300,000	7,393,034
6.88% due 12/15/30[3]	5,375,000	5,492,148
Cliffwater Corporate Lending Fund
6.77% due 08/04/28†††	22,700,000	23,461,742
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[3]	23,759,000	23,283,820
Smurfit Kappa Treasury ULC
5.44% due 04/03/34[3]	22,000,000	22,135,250
Stadco LA LLC
3.75% due 05/15/56†††	31,000,000	21,629,144
Trinity Industries, Inc.
7.75% due 07/15/28[3]	13,225,000	13,710,106
Graphic Packaging International LLC
6.38% due 07/15/32[3]	13,025,000	13,054,710
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	13,079,000	12,978,020
Weir Group plc
2.20% due 05/13/26[3]	13,015,000	12,638,160
Amsted Industries, Inc.
6.38% due 03/15/33[3]	12,100,000	12,035,807
TFI International, Inc.
3.35% due 01/05/33†††	14,000,000	11,806,510
Hillenbrand, Inc.
3.75% due 03/01/31	7,650,000	6,708,849
6.25% due 02/15/29	4,500,000	4,508,284
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[3]	11,046,000	11,061,906
Textron, Inc.
6.10% due 11/15/33	10,000,000	10,531,504
Standard Building Solutions, Inc.
6.50% due 08/15/32[3]	9,850,000	9,847,074
Owens Corning
5.95% due 06/15/54	6,310,000	6,303,124
3.50% due 02/15/30	3,760,000	3,541,976
Sonoco Products Co.
5.00% due 09/01/34	9,000,000	8,607,571
Sealed Air Corp.
6.50% due 07/15/32[3]	8,500,000	8,603,307
QTS Irving DC3 LLC
5.96% due 07/09/29†††	7,000,000	7,155,071
Norfolk Southern Corp.
4.10% due 05/15/21	9,100,000	6,469,016
AP Grange Holdings LLC
6.50% due 03/20/45†††	6,352,189	6,352,189
Wrangler Holdco Corp.
6.63% due 04/01/32[3]	5,900,000	6,007,062
Virgin Media Vendor Financing Notes III DAC
4.88% due 07/15/28	GBP 5,000,000	5,986,823
Amazon.com, Inc.
2.65% due 10/10/42†††	6,488,285	5,277,868
Enpro, Inc.
5.75% due 10/15/26	5,007,000	4,999,302
Mueller Water Products, Inc.
4.00% due 06/15/29[3]	5,216,000	4,845,858
EnerSys
6.63% due 01/15/32[3]	4,725,000	4,798,152
GATX Corp.
6.05% due 06/05/54	4,428,000	4,456,125
4.70% due 04/01/29	125,000	124,598
Genesee & Wyoming, Inc.
6.25% due 04/15/32[3]	4,425,000	4,421,523
Hexcel Corp.
5.88% due 02/26/35	3,475,000	3,540,506
Hope Gas Holdings LLC
5.99% due 09/01/33†††	3,000,000	2,948,619
Ball Corp.
6.88% due 03/15/28	2,765,000	2,827,398
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[3]	3,100,000	2,433,500
Clean Harbors, Inc.
6.38% due 02/01/31[3]	2,175,000	2,198,266
CNH Industrial Capital LLC
4.75% due 03/21/28	1,680,000	1,682,700
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.25% due 07/01/29[3]	1,000,000	1,012,227
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34	650,000	666,962
Fortune Brands Innovations, Inc.
4.50% due 03/25/52	300,000	240,405
5.88% due 06/01/33	119,000	123,618
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]	250,000	224,710
Virgin Media Inc.
4.00% due 01/31/29	GBP 150,000	174,475
Standard Industries, Inc.
4.38% due 07/15/30[3]	101,000	93,199
3.38% due 01/15/31[3]	81,000	70,427
Total Industrial		897,272,021

192 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Energy - 2.5%
BP Capital Markets plc
4.88% [10,11]	75,020,000	$71,757,800
6.13% [10,11]	9,970,000	9,811,465
Venture Global LNG, Inc.
9.50% due 02/01/29[3]	29,800,000	31,954,873
9.88% due 02/01/32[3]	10,300,000	10,939,478
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42[3]	17,000,000	17,050,796
5.85% due 02/23/36[3]	11,900,000	12,035,660
6.51% due 02/23/42[3]	6,500,000	6,788,554
6.13% due 02/23/38[3]	5,550,000	5,703,438
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	37,730,000	38,106,463
4.90% due 02/15/45	3,770,000	3,232,594
ITT Holdings LLC
6.50% due 08/01/29[3]	38,518,000	35,534,068
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	43,921,000	34,299,155
DT Midstream, Inc.
5.80% due 12/15/34[3]	29,400,000	29,537,239
4.30% due 04/15/32[3]	3,250,000	3,017,266
Energy Transfer, LP
6.00% due 02/01/29[3]	11,400,000	11,591,409
6.20% due 04/01/55	8,750,000	8,675,772
7.38% due 02/01/31[3]	7,610,000	7,989,937
6.13% due 12/15/45	2,840,000	2,792,626
6.05% due 09/01/54	500,000	485,515
Plains All American Pipeline, LP
5.95% due 06/15/35	24,100,000	24,563,456
MPLX, LP
5.95% due 04/01/55	21,200,000	20,429,314
5.50% due 02/15/49	3,250,000	2,955,516
Enbridge, Inc.
5.63% due 04/05/34	22,300,000	22,653,355
Targa Resources Corp.
6.50% due 03/30/34	9,937,000	10,610,406
5.50% due 02/15/35	8,050,000	8,002,378
6.50% due 02/15/53	2,860,000	2,974,298
6.13% due 05/15/55	250,000	248,288
Occidental Petroleum Corp.
5.38% due 01/01/32	18,470,000	18,194,847
6.38% due 09/01/28	3,175,000	3,293,316
HF Sinclair Corp.
6.25% due 01/15/35	19,065,000	19,160,595
Parkland Corp.
4.63% due 05/01/30[3]	15,663,000	14,699,508
6.63% due 08/15/32[3]	4,200,000	4,197,595
Viper Energy, Inc.
7.38% due 11/01/31[3]	11,300,000	11,810,500
5.38% due 11/01/27[3]	6,141,000	6,084,039
Sunoco, LP
7.25% due 05/01/32[3]	17,125,000	17,686,221
Buckeye Partners, LP
3.95% due 12/01/26	11,100,000	10,817,690
6.75% due 02/01/30[3]	3,075,000	3,114,684
6.88% due 07/01/29[3]	2,800,000	2,846,284
ONEOK, Inc.
6.05% due 09/01/33	6,350,000	6,611,570
5.65% due 09/01/34	5,050,000	5,089,087
5.60% due 04/01/44	2,330,000	2,167,864
3.95% due 03/01/50	1,600,000	1,149,277
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	14,608,000	14,494,712
Whistler Pipeline LLC
5.70% due 09/30/31[3]	13,350,000	13,505,136
Venture Global Calcasieu Pass LLC
3.88% due 11/01/33[3]	10,672,000	9,184,861
4.13% due 08/15/31[3]	2,667,000	2,423,235
6.25% due 01/15/30[3]	1,500,000	1,522,428
NuStar Logistics, LP
6.38% due 10/01/30	10,560,000	10,676,325
5.63% due 04/28/27	1,880,000	1,872,105
Cheniere Energy Partners, LP
5.95% due 06/30/33	8,845,000	9,084,079
5.75% due 08/15/34	2,950,000	2,991,762
Cheniere Energy, Inc.
5.65% due 04/15/34	11,550,000	11,683,805
Kinetik Holdings, LP
6.63% due 12/15/28[3]	9,625,000	9,778,066
Freeport LNG Development, LP
5.92% due 12/31/39	8,300,000	8,300,000
Boardwalk Pipelines, LP
5.63% due 08/01/34	6,675,000	6,724,905
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30	5,863,000	5,917,641
Koninklijke Vopak N.V.
4.88% due 06/20/32	5,500,000	5,500,000
CQP Holdco Limited Partnership / BIP-V Chinook Holdco LLC
7.50% due 12/15/33[3]	5,000,000	5,268,295
Texas Eastern Transmission, LP
4.15% due 01/15/48[3]	4,300,000	3,363,304
Kinder Morgan Energy Partners, LP
7.50% due 11/15/40	2,910,000	3,361,254
TransCanada PipeLines Ltd.
7.63% due 01/15/39	2,870,000	3,338,257
Western Midstream Operating, LP
5.30% due 03/01/48	3,750,000	3,219,568
Eni SpA
5.95% due 05/15/54[3]	2,020,000	1,975,598
Marathon Petroleum Corp.
6.50% due 03/01/41	1,650,000	1,709,586
DCP Midstream Operating, LP
6.45% due 11/03/36[3]	1,470,000	1,535,898
Eastern Gas Transmission & Storage, Inc.
4.60% due 12/15/44	500,000	426,629

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 193

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Kinder Morgan, Inc.
5.20% due 06/01/33	126,000	$124,863
Total Energy		698,646,508

Consumer, Non-cyclical - 2.5%
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	45,782,000	38,927,957
3.00% due 10/15/30[3]	16,613,000	14,805,248
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	29,206,000	25,124,827
5.50% due 01/15/30	15,756,000	16,006,079
4.38% due 02/02/52	9,710,000	7,537,728
Global Payments, Inc.
2.90% due 11/15/31	30,265,000	26,512,905
2.90% due 05/15/30	18,405,000	16,686,342
Altria Group, Inc.
4.45% due 05/06/50	25,185,000	19,747,814
3.70% due 02/04/51	25,038,000	17,250,598
Brink’s Co.
6.75% due 06/15/32[3]	22,420,000	22,731,683
6.50% due 06/15/29[3]	13,500,000	13,685,099
Triton Container International Ltd.
3.15% due 06/15/31[3]	33,621,000	29,152,351
Royalty Pharma plc
3.55% due 09/02/50	39,920,000	26,756,794
1.20% due 09/02/25	1,875,000	1,845,956
Flowers Foods, Inc.
5.75% due 03/15/35	27,100,000	27,333,023
Universal Health Services, Inc.
5.05% due 10/15/34	13,850,000	13,131,357
2.65% due 10/15/30	13,757,000	12,058,825
GXO Logistics, Inc.
6.25% due 05/06/29	13,120,000	13,539,172
6.50% due 05/06/34	10,485,000	10,730,226
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
6.25% due 03/15/33[3]	15,425,000	15,575,296
3.25% due 03/15/26[3]	5,690,000	5,560,587
Icon Investments Six DAC
6.00% due 05/08/34	20,100,000	20,519,571
Mars, Inc.
5.20% due 03/01/35[3]	19,775,000	19,874,012
IQVIA, Inc.
5.00% due 05/15/27[3]	10,699,000	10,546,944
5.00% due 10/15/26[3]	8,700,000	8,637,440
BAT Capital Corp.
5.63% due 08/15/35	9,550,000	9,587,577
6.00% due 02/20/34	5,925,000	6,174,606
4.76% due 09/06/49	3,950,000	3,214,142
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	32,350,000	18,910,842
Element Fleet Management Corp.
6.32% due 12/04/28[3]	16,730,000	17,592,395
HAH Group Holding Company LLC
9.75% due 10/01/31[3]	17,915,000	17,253,157
AZ Battery Property LLC
6.73% due 02/20/46†††	16,480,000	16,925,777
Valvoline, Inc.
3.63% due 06/15/31[3]	18,300,000	15,907,189
Highmark, Inc.
2.55% due 05/10/31[3]	17,850,000	15,053,214
Medline Borrower, LP
3.88% due 04/01/29[3]	15,610,000	14,591,188
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	14,400,000	12,610,141
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[3]	10,926,000	10,910,005
Kroger Co.
5.50% due 09/15/54	11,200,000	10,564,642
Becle, SAB de CV
2.50% due 10/14/31[3]	13,000,000	10,488,772
HCA, Inc.
3.50% due 07/15/51	10,580,000	6,976,739
5.88% due 02/15/26	2,775,000	2,785,909
3.50% due 09/01/30	68,000	63,061
Performance Food Group, Inc.
6.13% due 09/15/32[3]	9,025,000	8,970,501
Block, Inc.
6.50% due 05/15/32[3]	7,875,000	7,954,388
CVS Health Corp.
7.00% due 03/10/55[11]	4,050,000	4,081,952
5.05% due 03/25/48	1,940,000	1,655,488
6.75% due 12/10/54[11]	30,000	29,868
TriNet Group, Inc.
7.13% due 08/15/31[3]	5,450,000	5,533,870
Graham Holdings Co.
5.75% due 06/01/26[3]	4,767,000	4,766,304
Health Care Service Corporation A Mutual Legal Reserve Co.
5.88% due 06/15/54[3]	4,800,000	4,717,161
APi Group DE, Inc.
4.13% due 07/15/29[3]	4,150,000	3,845,211
Central Garden & Pet Co.
4.13% due 04/30/31[3]	3,854,000	3,448,734
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]	3,900,000	3,424,004
Darling Ingredients, Inc.
6.00% due 06/15/30[3]	3,394,000	3,373,430
Tesco plc
6.15% due 11/15/37[3]	3,240,000	3,319,216
Imperial Brands Finance plc
3.88% due 07/26/29[3]	3,200,000	3,072,164
WW International, Inc.
4.50% due 04/15/29[3]	11,651,000	2,925,186
Boost Newco Borrower LLC
7.50% due 01/15/31[3]	2,600,000	2,706,433
Providence St. Joseph Health Obligated Group
2.70% due 10/01/51	4,250,000	2,472,515

194 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Tenet Healthcare Corp.
4.63% due 06/15/28	2,096,000	$2,022,991
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51	2,700,000	1,717,043
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	1,850,000	1,587,106
DaVita, Inc.
3.75% due 02/15/31[3]	149,000	129,723
4.63% due 06/01/30[3]	76,000	69,963
Total Consumer, Non-cyclical		695,710,441

Consumer, Cyclical - 2.3%
Choice Hotels International, Inc.
3.70% due 01/15/31	50,391,000	46,151,644
5.85% due 08/01/34	11,150,000	11,173,372
LG Energy Solution Ltd.
5.38% due 04/02/30[3]	27,400,000	27,366,124
5.38% due 07/02/29[3]	15,000,000	15,097,519
5.50% due 07/02/34[3]	7,100,000	6,932,060
5.25% due 04/02/28[3]	5,400,000	5,382,296
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	46,883,000	46,946,100
Alt-2 Structured Trust
2.95% due 05/14/31◊,†††	40,526,328	36,879,931
Hyatt Hotels Corp.
5.75% due 04/23/30	19,039,000	19,567,425
5.75% due 03/30/32	12,100,000	12,165,052
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[3]	25,950,000	26,439,832
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[3]	16,000,000	15,642,398
5.02% due 10/20/29[3]	9,670,000	9,469,660
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	15,203,000	13,092,822
3.45% due 06/01/26	11,825,000	11,603,461
Marriott International, Inc.
5.50% due 04/15/37	13,500,000	13,349,437
5.35% due 03/15/35	7,100,000	7,032,908
5.10% due 04/15/32	4,300,000	4,284,767
Hasbro, Inc.
6.05% due 05/14/34	23,976,000	24,609,493
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[3]	12,925,000	12,974,183
5.88% due 03/15/33[3]	11,665,000	11,549,959
Air Canada
3.88% due 08/15/26[3]	23,429,000	22,910,788
Warnermedia Holdings, Inc.
5.14% due 03/15/52	27,327,000	19,921,293
Whirlpool Corp.
4.60% due 05/15/50	13,326,000	9,981,459
5.75% due 03/01/34	8,070,000	7,908,417
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	17,636,614	17,712,633
International Game Technology plc
4.13% due 04/15/26[3]	17,834,000	17,611,491
Ferguson Finance plc
3.25% due 06/02/30[3]	12,904,000	11,929,077
4.65% due 04/20/32[3]	5,200,000	5,013,353
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	13,047,486	11,696,785
4.25% due 11/15/32[3]	4,562,061	4,390,262
IGT Lottery Holdings B.V.
4.25% due 03/15/30	EUR 14,500,000	15,749,783
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	11,303,250	11,263,954
4.75% due 10/20/28[3]	3,800,000	3,784,207
American Airlines Class AA Pass Through Trust
3.35% due 10/15/29	7,282,588	6,905,888
3.20% due 06/15/28	4,658,300	4,436,207
3.00% due 10/15/28	3,323,803	3,138,159
3.15% due 02/15/32	134,812	123,491
Polaris, Inc.
6.95% due 03/15/29	13,000,000	13,640,538
United Airlines, Inc.
4.38% due 04/15/26[3]	12,700,000	12,498,054
Vail Resorts, Inc.
6.50% due 05/15/32[3]	11,650,000	11,779,095
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[3]	6,120,000	6,107,701
6.50% due 08/01/30[3]	1,925,000	2,025,008
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[3]	7,541,000	7,538,215
United Airlines 2023-1 Class A Pass Through Trust
5.80% due 01/15/36	7,117,089	7,213,927
Flutter Entertainment plc
5.00% due 04/29/29	EUR 4,900,000	5,428,390
Live Nation Entertainment, Inc.
6.50% due 05/15/27[3]	4,635,000	4,681,256
LKQ Corp.
6.25% due 06/15/33	3,412,000	3,548,322
William Carter Co.
5.63% due 03/15/27[3]	3,450,000	3,426,051
AutoNation, Inc.
5.89% due 03/15/35	3,330,000	3,323,493
Dick’s Sporting Goods, Inc.
4.10% due 01/15/52	4,540,000	3,259,553
Darden Restaurants, Inc.
4.55% due 02/15/48	3,970,000	3,253,143
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[3]	3,280,000	3,194,508
1011778 BC ULC / New Red Finance, Inc.
5.63% due 09/15/29[3]	2,950,000	2,920,302
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]	1,230,000	1,264,044
General Motors Co.
6.25% due 10/02/43	1,000,000	962,128
JetBlue Class A Pass Through Trust
4.00% due 11/15/32	110,738	103,756
Total Consumer, Cyclical		648,355,174

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 195

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Communications - 1.5%
Level 3 Financing, Inc.
3.88% due 10/15/30[3]	34,939,000	$26,371,957
10.75% due 12/15/30[3]	20,300,000	22,431,500
11.00% due 11/15/29[3]	19,567,314	21,808,569
4.50% due 04/01/30[3]	26,815,000	21,452,000
4.00% due 04/15/31[3]	11,550,000	8,662,500
British Telecommunications plc
4.88% due 11/23/81[3,11]	47,450,000	43,390,102
4.25% due 11/23/81[3,11]	8,250,000	8,007,155
9.63% due 12/15/30	2,391,000	2,919,208
Sirius XM Radio LLC
3.13% due 09/01/26[3]	26,975,000	26,133,744
4.13% due 07/01/30[3]	12,010,000	10,667,783
Paramount Global
5.90% due 10/15/40	20,648,000	18,452,085
5.25% due 04/01/44	15,720,000	12,644,313
4.90% due 08/15/44	6,518,000	5,040,941
Vodafone Group plc
4.13% due 06/04/81[11]	40,537,000	35,985,757
Rogers Communications, Inc.
4.55% due 03/15/52	29,725,000	23,703,325
7.13% due 04/15/55[11]	5,650,000	5,630,829
Bell Telephone Company of Canada or Bell Canada
7.00% due 09/15/55[11]	25,250,000	25,229,475
Cogent Communications Group LLC
3.50% due 05/01/26[3]	17,065,000	16,636,970
7.00% due 06/15/27[3]	8,285,000	8,346,914
Fox Corp.
6.50% due 10/13/33	21,050,000	22,545,875
Altice France S.A.
5.13% due 07/15/29[3]	17,800,000	13,943,328
5.13% due 01/15/29[3]	2,290,000	1,799,034
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	21,690,000	14,025,353
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	8,203,000	7,598,853
CSC Holdings LLC
4.13% due 12/01/30[3]	5,772,000	4,179,720
Prosus N.V.
4.99% due 01/19/52[3]	4,320,000	3,355,251
Nokia Oyj
6.63% due 05/15/39	3,240,000	3,328,426
Corning, Inc.
5.75% due 08/15/40	2,970,000	3,009,844
Discovery Communications LLC
5.00% due 09/20/37	2,020,000	1,703,922
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	1,549,000	1,512,490
Outfront Media Capital LLC / Outfront Media Capital Corp.
7.38% due 02/15/31[3]	1,450,000	1,510,199
Match Group Holdings II LLC
4.13% due 08/01/30[3]	1,250,000	1,120,267
Virgin Media Finance plc
5.00% due 07/15/30[3]	1,050,000	900,155
Sunrise FinCo I B.V.
4.88% due 07/15/31[3]	200,000	181,873
Total Communications		424,229,717

Technology - 1.1%
Foundry JV Holdco LLC
6.20% due 01/25/37[3]	17,300,000	17,830,082
5.88% due 01/25/34[3]	13,506,000	13,538,104
6.40% due 01/25/38[3]	10,950,000	11,463,823
5.90% due 01/25/33[3]	10,100,000	10,277,582
6.15% due 01/25/32[3]	6,550,000	6,809,483
Fiserv, Inc.
5.35% due 03/15/31	19,973,000	20,480,802
2.65% due 06/01/30	7,920,000	7,129,879
5.60% due 03/02/33	3,523,000	3,620,157
5.63% due 08/21/33	2,300,000	2,367,835
Broadcom, Inc.
4.93% due 05/15/37[3]	33,182,000	31,903,923
NetApp, Inc.
5.50% due 03/17/32	27,000,000	27,208,425
Leidos, Inc.
2.30% due 02/15/31	15,050,000	12,937,717
5.75% due 03/15/33	9,431,000	9,669,481
4.38% due 05/15/30	2,650,000	2,575,576
Oracle Corp.
3.95% due 03/25/51	33,794,000	24,820,508
Atlassian Corp.
5.50% due 05/15/34	17,500,000	17,769,045
Qorvo, Inc.
4.38% due 10/15/29	9,751,000	9,300,960
3.38% due 04/01/31[3]	8,245,000	7,228,016
Fair Isaac Corp.
5.25% due 05/15/26[3]	15,640,000	15,632,842
MSCI, Inc.
3.63% due 09/01/30[3]	12,718,000	11,764,515
3.88% due 02/15/31[3]	1,769,000	1,644,681
3.63% due 11/01/31[3]	1,780,000	1,606,981
CGI, Inc.
2.30% due 09/14/31	11,960,000	10,183,417
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	9,200,000	9,172,633
Constellation Software, Inc.
5.46% due 02/16/34[3]	3,850,000	3,918,902
5.16% due 02/16/29[3]	3,250,000	3,297,207
Cloud Software Group, Inc.
6.50% due 03/31/29[3]	7,200,000	6,998,872
ACI Worldwide, Inc.
5.75% due 08/15/26[3]	6,973,000	6,993,263
International Business Machines Corp.
4.65% due 02/10/28	2,210,000	2,224,109

196 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Fiserv, Inc.
5.15% due 08/12/34	947,000	$939,278
Total Technology		311,308,098

Utilities - 1.1%
NRG Energy, Inc.
2.45% due 12/02/27[3]	26,000,000	24,386,032
7.00% due 03/15/33[3]	10,440,000	11,255,322
PacifiCorp
7.38% due 09/15/55[11]	27,250,000	27,600,634
AES Corp.
3.95% due 07/15/30[3]	17,898,000	16,785,200
2.45% due 01/15/31	5,748,000	4,913,574
3.30% due 07/15/25[3]	3,750,000	3,726,733
CMS Energy Corp.
6.50% due 06/01/55[11]	22,615,000	22,037,854
Liberty Utilities Co.
5.58% due 01/31/29[3]	11,600,000	11,872,540
5.87% due 01/31/34[3]	6,450,000	6,570,573
Terraform Global Operating, LP
6.13% due 03/01/26[3]	16,537,000	16,441,031
Brooklyn Union Gas Co.
6.39% due 09/15/33[3]	12,675,000	13,360,950
6.42% due 07/18/54[3]	1,180,000	1,235,977
4.27% due 03/15/48[3]	1,300,000	1,018,219
Central Storage Safety Project Trust
4.82% due 02/01/38[9]	15,671,840	14,544,889
Public Service Company of Colorado
5.35% due 05/15/34	13,400,000	13,469,794
Alexander Funding Trust II
7.47% due 07/31/28[3]	12,360,000	13,156,257
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[11]	11,740,000	11,752,644
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	10,945,000	10,859,013
Enel Finance International N.V.
5.00% due 06/15/32[3]	6,570,000	6,469,625
5.50% due 06/15/52[3]	3,570,000	3,293,798
Black Hills Corp.
6.00% due 01/15/35	7,830,000	8,104,228
5.95% due 03/15/28	50,000	51,797
Boston Gas Co.
5.84% due 01/10/35[3]	7,450,000	7,639,557
Appalachian Power Co.
5.80% due 10/01/35	4,150,000	4,277,394
4.40% due 05/15/44	3,730,000	3,072,163
Southern Co.
3.75% due 09/15/51[11]	6,620,000	6,432,680
Interstate Power and Light Co.
4.95% due 09/30/34	6,300,000	6,142,998
Southern Company Gas Capital Corp.
4.95% due 09/15/34	5,900,000	5,743,589
Florida Power & Light Co.
5.25% due 02/01/41	3,460,000	3,404,067
Xcel Energy, Inc.
4.75% due 03/21/28	3,360,000	3,372,591
Arizona Public Service Co.
6.35% due 12/15/32	3,140,000	3,344,760
Evergy Kansas Central, Inc.
5.70% due 03/15/53	3,350,000	3,333,444
Entergy Mississippi LLC
3.85% due 06/01/49	4,410,000	3,290,879
Constellation Energy Generation LLC
6.50% due 10/01/53	1,860,000	1,950,060
5.75% due 10/01/41	1,330,000	1,309,803
Nevada Power Co.
6.65% due 04/01/36	1,180,000	1,300,023
Total Utilities		297,520,692

Basic Materials - 0.7%
Anglo American Capital plc
5.63% due 04/01/30[3]	21,300,000	21,900,031
2.63% due 09/10/30[3]	18,000,000	15,985,634
3.95% due 09/10/50[3]	14,140,000	10,496,187
5.75% due 04/05/34[3]	5,550,000	5,628,392
Rio Tinto Finance USA plc
5.25% due 03/14/35	18,150,000	18,289,404
5.75% due 03/14/55	3,950,000	3,956,549
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]	21,520,000	21,124,724
Steel Dynamics, Inc.
5.25% due 05/15/35	13,300,000	13,173,101
2.40% due 06/15/25	5,950,000	5,917,990
5.75% due 05/15/55	1,800,000	1,743,966
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	18,748,000	18,058,261
Alumina Pty Ltd.
6.38% due 09/15/32[3]	10,100,000	9,929,613
6.13% due 03/15/30[3]	4,400,000	4,388,817
Alcoa Nederland Holding B.V.
4.13% due 03/31/29[3]	8,600,000	7,972,335
7.13% due 03/15/31[3]	3,200,000	3,293,997
6.13% due 05/15/28[3]	2,800,000	2,814,493
Yamana Gold, Inc.
2.63% due 08/15/31	9,431,000	8,108,857
4.63% due 12/15/27	3,000,000	2,976,702
Novelis Corp.
3.25% due 11/15/26[3]	5,923,000	5,726,005
Fresnillo plc
4.25% due 10/02/50	4,590,000	3,349,677
Axalta Coating Systems Dutch Holding B B.V.
7.25% due 02/15/31[3]	2,000,000	2,062,666
Southern Copper Corp.
7.50% due 07/27/35	1,080,000	1,228,158
Carpenter Technology Corp.
6.38% due 07/15/28	178,000	177,447
Total Basic Materials		188,303,006

Transporation - 0.1%
Stolthaven Houston, Inc.
5.88% due 07/17/31†††	14,058,000	14,201,361

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 197

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
5.98% due 07/17/34†††	12,672,000	$12,735,363
Total Transporation		26,936,724

Government - 0.1%
Amazon Conservation DAC
6.03% due 01/16/42[3]	16,700,000	16,658,250
Total Government		16,658,250

Total Corporate Bonds
(Cost $8,390,890,235)		7,952,588,068

ASSET-BACKED SECURITIES†† - 22.4%
Collateralized Loan Obligations - 11.2%
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	65,000,000	65,105,124
2021-2A C, 7.41% (3 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 04/22/33◊,3	20,925,000	20,947,114
2021-2A B, 6.46% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 04/22/33◊,3	19,200,000	19,194,770
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.44% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	105,004,127	105,175,557
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	49,562,000	48,814,620
2021-FL1 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,3	28,000,000	27,634,278
2021-FL1 C, 6.38% (1 Month Term SOFR + 2.06%, Rate Floor: 1.95%) due 02/18/38◊,3	19,200,000	18,807,475
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,3	2,319,776	2,312,976
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	23,000,000	22,978,295
2021-3A B, 6.31% (3 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 07/20/29◊,3	22,500,000	22,498,375
2023-2A A2, 6.60% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 01/25/32◊,3	19,500,000	19,515,723
2024-3A BR, 6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/15/31◊,3	16,050,000	16,059,590
2023-2A B, 7.00% (3 Month Term SOFR + 2.70%, Rate Floor: 2.70%) due 01/25/32◊,3	11,750,000	11,755,597
BXMT Ltd.
2020-FL3 AS, 6.68% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,3	23,550,000	23,552,188
2020-FL2 B, 6.08% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,3	21,360,000	21,195,762
2020-FL3 C, 7.48% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,3	16,327,000	16,191,264
2020-FL2 A, 5.58% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	13,863,245	13,842,222
2020-FL3 B, 7.08% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 11/15/37◊,3	10,600,000	10,541,399
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	6,008,500	5,995,901
LoanCore Issuer Ltd.
2021-CRE6 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/15/38◊,3	44,000,000	43,779,736
2021-CRE6 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	22,825,000	22,851,929
2021-CRE5 D, 7.43% (1 Month Term SOFR + 3.11%, Rate Floor: 3.11%) due 07/15/36◊,3	14,350,000	14,280,197
2021-CRE5 A, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.41%) due 07/15/36◊,3	9,797,782	9,794,713
Cerberus Loan Funding XLV LLC
2024-1A A, 6.20% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 04/15/36◊,3	75,250,000	75,275,796
2024-1A B, 6.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/15/36◊,3	12,000,000	11,914,258
LCCM Trust
2021-FL3 AS, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	37,152,000	37,044,794
2021-FL3 A, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	23,756,400	23,705,317
2021-FL3 B, 6.63% (1 Month Term SOFR + 2.31%, Rate Floor: 2.31%) due 11/15/38◊,3	21,450,000	21,273,990
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	50,000,000	49,839,485
2024-5A B, 7.50% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,3	24,950,000	24,671,675

198 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Cerberus Loan Funding XLII LLC
2023-3A A1, 6.79% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	54,450,000	$54,458,037
2023-3A B, 7.66% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/13/35◊,3	15,700,000	15,702,386
Cerberus Loan Funding XL LLC
2023-1A A, 6.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	64,859,750	64,986,201
2023-1A B, 7.90% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/22/35◊,3	4,600,000	4,600,204
Owl Rock CLO XVI LLC
2024-16A A, 6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,3	57,300,000	57,297,473
2024-16A B, 6.79% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/36◊,3	9,550,000	9,477,239
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	59,500,000	59,615,222
2021-1A B12, 6.56% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 07/20/33◊,3	2,500,000	2,499,943
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	31,443,881	31,504,621
2021-1A BR, 6.56% (3 Month Term SOFR + 2.26%, Rate Floor: 2.00%) due 04/15/33◊,3	30,400,000	30,396,157
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,3	52,250,000	52,246,280
2025-3A B, 5.97% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 01/20/37◊,3	7,550,000	7,486,719
FS Rialto
2021-FL3 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 11/16/36◊,3	31,150,000	31,101,848
2021-FL2 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,3	15,665,000	15,332,539
2021-FL3 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,3	8,420,000	8,358,866
2021-FL2 A, 5.65% (1 Month Term SOFR + 1.33%, Rate Floor: 1.33%) due 05/16/38◊,3	4,212,347	4,201,427
Ares Direct Lending CLO 1 LLC
2024-1A A, 6.10% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/25/36◊,3	49,000,000	48,886,594
2024-1A B, 6.50% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,3	9,750,000	9,652,069
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	40,750,000	40,814,487
2021-4A A2R, 6.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 08/20/33◊,3	16,750,000	16,746,022
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	47,750,000	47,837,397
2021-3A B, 6.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	9,500,000	9,497,636
Fortress Credit Opportunities IX CLO Ltd.
2021-9A A2TR, 6.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 10/15/33◊,3	46,200,000	46,290,071
2021-9A BR, 6.51% (3 Month Term SOFR + 2.21%, Rate Floor: 1.95%) due 10/15/33◊,3	6,700,000	6,698,139
2021-9A A1TR, 6.11% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 10/15/33◊,3	3,450,000	3,456,211
Owl Rock CLO III Ltd.
2024-3A AR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,3	41,250,000	41,263,394
2024-3A BR, 6.64% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 04/20/36◊,3	13,500,000	13,407,000
FS Rialto Issuer LLC
2025-FL10 AS, 5.89% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,3	17,750,000	17,569,639
2025-FL10 B, 6.15% (1 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 08/19/42◊,3	12,950,000	12,781,429
2024-FL9 AS, 6.41% (1 Month Term SOFR + 2.09%, Rate Floor: 2.09%) due 10/19/39◊,3	12,150,000	12,136,212
2024-FL9 B, 6.61% (1 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/19/39◊,3	10,850,000	10,824,256
TRTX Issuer Ltd.
2025-FL6 AS, 6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/18/42◊,3	26,900,000	26,832,868

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 199

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2025-FL6 A, 5.87% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,3	25,400,000	$25,341,646
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3	41,500,000	41,557,432
2021-5A B, 6.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 09/22/33◊,3	8,000,000	7,998,852
Cerberus Loan Funding XLVII LLC
2024-3A A, 6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/15/36◊,3	44,000,000	44,015,585
2024-3A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	5,250,000	5,211,979
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A BR, 6.24% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/20/37◊,3	28,900,000	28,996,275
2024-9A CR, 6.69% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 04/20/37◊,3	18,550,000	18,617,255
Cerberus Loan Funding XLVIII LLC
2024-4A AN, 6.10% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/15/36◊,3	20,150,000	20,156,887
2024-4A B, 6.30% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/15/36◊,3	14,700,000	14,596,095
2024-4A C, 6.75% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 10/15/36◊,3	10,700,000	10,717,433
AREIT Ltd.
2025-CRE10 A, 5.71% (1 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 12/17/29◊,3	21,850,000	21,830,997
2025-CRE10 AS, 5.86% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 01/17/30◊,3	18,000,000	17,986,313
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,3	38,050,000	37,947,341
Golub Capital Partners CLO 54M, LP
2021-54A B, 6.42% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 08/05/33◊,3	21,000,000	20,995,023
2021-54A A, 6.10% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,3	16,700,000	16,700,825
LCM XXIV Ltd.
2021-24A BR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 03/20/30◊,3	24,200,000	24,108,863
2021-24A CR, 6.46% (3 Month Term SOFR + 2.16%, Rate Floor: 0.00%) due 03/20/30◊,3	13,050,000	13,055,152
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.17% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	26,750,000	26,800,004
2021-16A A2R2, 6.36% (3 Month Term SOFR + 2.06%, Rate Floor: 1.80%) due 07/25/33◊,3	9,750,000	9,767,501
Carlyle Direct Lending CLO LLC
2024-1A A11A, 6.10% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/15/36◊,3	28,850,000	28,769,659
2024-1A A12B, 6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/15/36◊,3	7,500,000	7,476,967
Palmer Square CLO Ltd.
2024-4A BR, 5.99% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 10/20/37◊,3	19,950,000	19,958,660
2024-4A CR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/37◊,3	16,250,000	16,260,626
KREF Ltd.
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	19,300,000	18,896,983
2021-FL2 C, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	16,600,000	16,417,315
Fortress Credit BSL XV Ltd.
2024-2A AR, 5.69% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 10/18/33◊,3	35,000,000	35,023,065
Golub Capital Partners CLO 31M Ltd.
2024-31A A1RR, 6.21% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 11/05/37◊,3	23,250,000	23,214,079
2024-31A BRR, 6.46% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/05/37◊,3	9,500,000	9,411,678
2024-31A CRR, 6.91% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 11/05/37◊,3	2,250,000	2,253,140
Golub Capital Partners CLO 49M Ltd.
2021-49A BR, 6.46% (3 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 08/26/33◊,3	21,695,000	21,688,175
2021-49A CR, 7.16% (3 Month Term SOFR + 2.86%, Rate Floor: 2.86%) due 08/26/33◊,3	12,600,000	12,618,319

200 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.01% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	27,500,000	$27,425,654
2021-48A C, 6.56% (3 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 04/19/33◊,3	6,650,000	6,650,128
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,3	31,200,000	31,136,386
Owl Rock CLO XIX LLC
2024-19A A, 6.27% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 10/22/37◊,3	18,000,000	17,996,382
2024-19A B, 6.52% (3 Month Term SOFR + 1.90%, Rate Floor: 1.90%) due 10/22/37◊,3	12,700,000	12,607,945
BCC Middle Market CLO LLC
2021-1A A1R, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,3	30,450,000	30,503,354
Owl Rock CLO II Ltd.
2021-2A ALR, 6.11% (3 Month Term SOFR + 1.81%, Rate Floor: 1.55%) due 04/20/33◊,3	30,350,000	30,352,370
Neuberger Berman Loan Advisers CLO 40 Ltd.
2021-40A B, 5.97% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 04/16/33◊,3	26,700,000	26,676,600
2021-40A C, 6.32% (3 Month Term SOFR + 2.01%, Rate Floor: 1.75%) due 04/16/33◊,3	2,500,000	2,500,364
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A B, due 10/20/38◊,3,5	27,650,000	27,650,000
Fontainbleau Vegas
9.97% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	26,250,000	26,250,000
STWD Ltd.
2019-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,3	11,210,000	11,209,712
2019-FL1 C, 6.38% (1 Month Term SOFR + 2.06%, Rate Floor: 2.06%) due 07/15/38◊,3	8,800,000	8,800,867
2021-FL2 A, 5.63% (1 Month Term SOFR + 1.31%, Rate Floor: 1.20%) due 04/18/38◊,3	3,179,026	3,165,697
2021-FL2 C, 6.53% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 04/18/38◊,3	2,820,000	2,786,751
2019-FL1 AS, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 07/15/38◊,3	44,499	44,415
BSPDF Issuer Ltd.
2021-FL1 C, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 10/15/36◊,3	15,300,000	15,064,732
2021-FL1 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 10/15/36◊,3	6,500,000	6,459,628
2021-FL1 D, 7.18% (1 Month Term SOFR + 2.86%, Rate Floor: 2.75%) due 10/15/36◊,3	3,500,000	3,426,440
Madison Park Funding LIII Ltd.
2022-53A B, 6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	24,000,000	23,963,506
BDS Ltd.
2021-FL9 C, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 11/16/38◊,3	19,500,000	19,465,651
2021-FL9 D, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 11/16/38◊,3	4,400,000	4,385,956
BDS LLC
2025-FL14 AS, 5.87% (1 Month Term SOFR + 1.57%, Rate Floor: 1.57%) due 10/21/42◊,3	10,200,000	10,178,934
2024-FL13 A, 5.89% (1 Month Term SOFR + 1.58%, Rate Floor: 1.58%) due 09/19/39◊,3	5,000,000	4,994,841
2024-FL13 AS, 6.31% (1 Month Term SOFR + 1.99%, Rate Floor: 1.99%) due 09/19/39◊,3	4,000,000	3,990,721
2024-FL13 B, 6.56% (1 Month Term SOFR + 2.24%, Rate Floor: 2.24%) due 09/19/39◊,3	3,900,000	3,890,901
ABPCI Direct Lending Fund CLO II LLC
2024-1A A1RR, 5.94% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,3	22,500,000	22,467,105
Cerberus Loan Funding XLVI, LP
2024-2A A, 6.15% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 07/15/36◊,3	16,500,000	16,512,358
2024-2A B, 6.60% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 07/15/36◊,3	5,900,000	5,860,195
Madison Park Funding LVIII Ltd.
2024-58A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/25/37◊,3	11,700,000	11,694,215
2024-58A C, 6.75% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/25/37◊,3	8,250,000	8,280,407
VOYA CLO
2024-2A B, 6.09% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 07/20/37◊,3	14,750,000	14,797,287

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 201

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-2A BR, 6.71% (3 Month Term SOFR + 2.41%, Rate Floor: 2.15%) due 06/07/30◊,3	4,950,000	$4,952,892
Recette CLO Ltd.
2021-1A BRR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 0.00%) due 04/20/34◊,3	9,800,000	9,777,467
2021-1A CRR, 6.31% (3 Month Term SOFR + 2.01%, Rate Floor: 0.00%) due 04/20/34◊,3	9,200,000	9,173,940
AGL CLO 39 Ltd.
2025-39A B, due 04/20/38◊,3,5	18,910,000	18,791,661
BCRED CLO LLC
2025-1A C, 6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/37◊,3	11,300,000	11,322,249
2025-1A B, 5.98% (3 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 04/20/37◊,3	7,150,000	7,164,088
Neuberger Berman Loan Advisers CLO 32 Ltd.
2021-32A BR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/20/32◊,3	14,100,000	14,091,378
2021-32A CR, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 01/20/32◊,3	4,200,000	4,198,160
BSPRT Issuer Ltd.
2021-FL7 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.41%) due 12/15/38◊,3	7,250,000	7,255,797
2021-FL6 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.05%) due 03/15/36◊,3	5,550,000	5,433,364
2021-FL7 B, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 12/15/38◊,3	4,875,000	4,873,442
LoanCore
2025-CRE8 AS, 5.91% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,3	13,700,000	13,632,444
2025-CRE8 B, 6.16% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 08/17/42◊,3	3,300,000	3,280,938
Cerberus Loan Funding XXXVIII, LP
2022-2A A1, 7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/15/34◊,3	16,570,000	16,579,758
Owl Rock CLO I LLC
2024-1A ANR, 6.72% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 02/20/36◊,3	14,400,000	14,399,029
2024-1A BR, 7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/20/36◊,3	1,100,000	1,091,921
Owl Rock CLO XIII LLC
2023-13A B, 7.66% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 09/20/35◊,3	14,750,000	14,752,187
Madison Park Funding Ltd.
2024-69A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/25/37◊,3	14,500,000	14,589,742
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.64% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/20/36◊,3	13,600,000	13,619,798
Octagon Investment Partners 49 Ltd.
2024-5A BR, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,3	12,800,000	12,791,686
BSPRT Issuer LLC
2024-FL11 AS, 6.41% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 07/15/39◊,3	8,900,000	8,891,783
2024-FL11 B, 6.61% (1 Month Term SOFR + 2.29%, Rate Floor: 2.29%) due 07/15/39◊,3	3,800,000	3,790,679
KREF Funding V LLC
6.17% (1 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 06/25/26◊,†††	12,560,793	12,510,004
0.15% due 06/25/26†††,7	35,099,565	12,285
Cerberus Loan Funding XXXI, LP
2021-1A C, 7.16% (3 Month Term SOFR + 2.86%, Rate Floor: 2.60%) due 04/15/32◊,3	12,000,000	12,022,846
Greystone Commercial Real Estate Notes
2021-FL3 C, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 07/15/39◊,3	12,000,000	11,874,308
PFP Ltd.
2024-11 A, 6.15% (1 Month Term SOFR + 1.83%, Rate Floor: 1.83%) due 09/17/39◊,3	6,829,342	6,832,078
2024-11 AS, 6.51% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,3	5,009,191	5,003,421
BRSP Ltd.
2024-FL2 A, 6.26% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,3	5,650,000	5,634,989
2021-FL1 D, 7.13% (1 Month Term SOFR + 2.81%, Rate Floor: 2.70%) due 08/19/38◊,3	4,200,000	4,109,427
2024-FL2 AS, 6.70% (1 Month Term SOFR + 2.38%, Rate Floor: 2.38%) due 08/19/37◊,3	1,850,000	1,846,730
Golub Capital Partners CLO 46 Ltd.
2024-46A BR, 6.59% (3 Month Term SOFR + 2.30%, Rate Floor: 2.30%) due 04/20/37◊,3	10,300,000	10,207,385

202 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Acrec LLC
2025-FL3 AS, 5.94% (1 Month Term SOFR + 1.64%, Rate Floor: 1.64%) due 08/18/42◊,3	5,900,000	$5,884,033
2025-FL3 B, 6.39% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 08/18/42◊,3	3,250,000	3,240,001
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A B, 6.09% (3 Month Term SOFR + 1.80%, Rate Floor: 1.80%) due 04/14/35◊,3	9,000,000	8,995,439
Boyce Park CLO Ltd.
2022-1A B1, 6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	8,800,000	8,762,112
Owl Rock CLO X LLC
2023-10A A, 6.74% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,3	7,300,000	7,300,000
Fortress Credit Opportunities XXV CLO LLC
2024-25A A2, 6.15% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/15/37◊,3	7,200,000	7,203,267
Dryden 37 Senior Loan Fund
2017-37A BR, 5.96% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,3	3,678,679	3,677,864
2017-37A CR, 7.81% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,3	3,333,334	3,334,531
2015-37A SUB, due 01/15/31[3,13]	2,987,987	25,287
Fortress Credit BSL XVI Ltd.
2024-3A BR, 6.14% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 10/20/35◊,3	7,000,000	6,971,324
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 5.87% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	6,716,233	6,716,228
Owl Rock CLO VIII LLC
2025-8A A2R, due 04/24/37◊,3,5	6,500,000	6,504,892
Owl Rock CLO IX LLC
2024-9A BR, 6.37% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 11/22/37◊,3	6,450,000	6,403,983
ACRE Commercial Mortgage Ltd.
2021-FL4 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.40%) due 12/18/37◊,3	3,100,000	3,053,500
2021-FL4 C, 6.18% (1 Month Term SOFR + 1.86%, Rate Floor: 1.75%) due 12/18/37◊,3	3,100,000	3,038,000
HGI CRE CLO Ltd.
2021-FL2 B, 5.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.61%) due 09/17/36◊,3	5,000,000	4,961,461
2021-FL2 C, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 09/17/36◊,3	1,000,000	998,451
Barings CLO Limited 2022-III
2024-3A BR, 6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/20/37◊,3	5,950,000	5,935,715
Elmwood CLO 38 Ltd.
2025-1A B1, 5.73% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 04/22/38◊,3	5,500,000	5,458,606
Ares Direct Lending CLO 3 LLC
2024-3A B, 6.29% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/37◊,3	5,450,000	5,402,045
Sound Point CLO XXIV
2021-3A B1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 10/25/34◊,3	5,150,000	5,106,376
Ares LXVII CLO Ltd.
2025-67A BR, 5.85% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 01/25/38◊,3	5,000,000	4,956,911
Owl Rock CLO XVII LLC
2024-17A B, 6.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	4,300,000	4,267,320
MF1 Multifamily Housing Mortgage Loan Trust
2021-FL6 D, 6.98% (1 Month Term SOFR + 2.66%, Rate Floor: 2.55%) due 07/16/36◊,3	3,800,000	3,784,627
Carlyle US CLO
2024-4A B, 6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/20/37◊,3	3,700,000	3,704,554
Dryden XXVI Senior Loan Fund
2018-26A CR, 6.41% (3 Month Term SOFR + 2.11%, Rate Floor: 0.00%) due 04/15/29◊,3	3,500,000	3,502,306
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 5.83% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,3	2,542,475	2,545,388
Allegro CLO VII Ltd.
2024-1A CR, 6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/13/31◊,3	2,500,000	2,495,000
Sound Point CLO XXXI Ltd.
2021-3A B, 6.21% (3 Month Term SOFR + 1.91%, Rate Floor: 1.65%) due 10/25/34◊,3	2,200,000	2,181,421

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 203

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[3,13]	8,920,000	$1,183,322
MidOcean Credit CLO VII
2020-7A BR, 6.16% (3 Month Term SOFR + 1.86%, Rate Floor: 0.00%) due 07/15/29◊,3	365,156	364,228
Voya CLO Ltd.
2013-1A INC, due 10/15/30[3,13]	10,575,071	257,186
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[3,13]	461,538	200,486
Treman Park CLO Ltd.
2015-1A SUB, due 10/20/28[3,13]	6,859,005	15,776
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[3,13]	3,700,000	370
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,13]	1,500,000	150
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[3,13]	1,300,000	130
Total Collateralized Loan Obligations		3,123,028,498

Financial - 2.5%
Station Place Securitization Trust
2024-SP2, 6.03% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3	50,500,000	50,500,000
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,3	50,500,000	50,500,000
2024-SP4, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	34,275,000	34,275,000
2024-SP3, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	17,125,000	17,125,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	73,441,456	66,945,485
HV Eight LLC
7.48% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/31/27◊,†††	EUR 51,954,306	56,029,897
Thunderbird A
5.50% due 03/01/37†††	57,700,000	53,889,086
Lightning A
5.50% due 03/01/37†††	57,700,000	53,889,086
LVNV Funding LLC
7.80% due 11/05/28†††	39,400,000	41,314,332
6.84% due 06/12/29†††	11,400,000	11,617,444
Ceamer Finance LLC
6.79% due 11/15/39†††	28,450,000	28,801,716
3.69% due 03/24/31†††	14,746,178	14,079,505
6.92% due 11/15/37†††	6,234,182	6,352,014
Strategic Partners Fund VIII, LP
6.92% (1 Month Term SOFR + 2.60%, Rate Floor: 0.00%) due 03/10/26◊,†††	47,056,142	46,791,891
Project Onyx I
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	42,884,881	42,831,653
Project Onyx
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/28◊,†††	23,457,521	23,422,267
Metis Issuer, LLC
6.89% due 05/15/55	29,900,000	29,900,000
HarbourVest Structured Solutions IV Holdings, LP
7.28% (3 Month Term SOFR + 3.05%, Rate Floor: 0.00%) due 09/15/26◊,†††	13,845,580	13,827,477
6.38% (3 Month EURIBOR + 2.45%, Rate Floor: 2.45%) due 09/15/26◊,†††	EUR 8,091,316	8,669,691
Project Onyx II
7.11% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	11,755,307	11,718,189
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	11,421,928	11,289,345
Nassau LLC
2019-1, 3.98% due 08/15/34[9]	7,629,883	6,951,064
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[3]	825,073	821,614
Total Financial		681,541,756

Transport-Aircraft - 2.2%
AASET Trust
2024-1A, 6.26% due 05/16/49[3]	48,614,994	49,637,152
2021-1A, 2.95% due 11/16/41[3]	37,693,752	35,591,817
2021-2A, 2.80% due 01/15/47[3]	30,512,417	28,052,682
2020-1A, 3.35% due 01/16/40[3]	10,245,505	9,836,816
2019-2, 3.38% due 10/16/39[3]	911,150	874,738
2019-1, 3.84% due 05/15/39[3]	297,622	288,721
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	54,126,544	50,334,915
AASET Ltd.
2024-2A, 5.93% due 09/16/49[3]	49,673,877	50,127,216
Slam Ltd.
2024-1A, 5.34% due 09/15/49[3]	34,090,761	33,787,592
2021-1A, 2.43% due 06/15/46[3]	14,871,780	13,721,854
2021-1A, 3.42% due 06/15/46[3]	1,148,400	1,065,650
Next10, Inc.
6.73% due 12/15/30†††	45,552,531	46,734,760
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[3]	46,814,582	46,402,098
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[3]	23,594,478	23,730,953
2021-1A, 3.47% due 01/15/46[3]	20,372,571	19,681,902
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	36,512,843	33,691,882
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50[3]	29,250,000	29,386,010
ALTDE Trust
2025-1A, 5.90% due 08/15/50[3]	27,209,506	27,506,552
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	20,433,617	19,613,882
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	20,127,498	19,120,922
AASET
2025-1A, 5.94% due 02/16/50[3]	12,969,083	13,080,023

204 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	12,794,360	$11,916,667
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[3]	12,110,987	11,779,630
MAPS Trust
2021-1A, 2.52% due 06/15/46[3]	9,188,956	8,565,442
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[3]	4,941,079	4,768,242
2017-1, 4.58% due 02/15/42[3]	756,018	745,439
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	5,434,537	5,353,125
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	4,585,052	4,447,558
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[3]	4,003,453	3,983,548
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[3]	2,793,961	2,751,325
Total Transport-Aircraft		606,579,113

Whole Business - 1.7%
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[3]	36,109,500	35,607,423
2024-1A, 6.51% due 07/30/54[3]	28,478,625	28,985,992
2024-1A, 6.27% due 07/30/54[3]	18,852,750	19,128,358
2024-1A, 6.03% due 07/30/54[3]	9,476,250	9,544,361
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	93,908,015	89,401,792
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	43,512,700	40,091,692
2022-1A, 3.13% due 01/25/52[3]	22,795,000	21,166,895
2024-1A, 6.17% due 01/25/54[3]	16,453,800	16,822,590
2019-1A, 3.88% due 10/25/49[3]	6,496,060	6,365,516
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51[3]	23,271,940	19,384,798
2020-1A, 3.85% due 01/20/50[3]	12,107,421	11,785,407
2021-1A, 2.19% due 08/20/51[3]	9,933,710	8,949,402
2020-1A, 4.34% due 01/20/50[3]	6,951,104	6,607,217
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	25,117,500	23,702,784
2024-1A, 5.86% due 12/05/54[3]	12,000,000	12,167,054
2022-1A, 3.73% due 03/05/52[3]	1,191,000	1,127,173
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	27,705,831	23,851,271
2020-1, 2.84% due 01/30/51[3]	9,216,507	8,510,270
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[3]	25,381,388	26,326,370
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	22,918,500	22,487,559
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	17,392,559	17,369,570
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[3]	15,828,750	15,669,024
Wendy’s Funding LLC
2019-1A, 3.78% due 06/15/49[3]	12,006,559	11,811,810
Domino’s Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[3]	7,802,000	7,660,365
Total Whole Business		484,524,693
Infrastructure - 1.6%
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	52,900,000	52,611,007
2025-1A, 5.04% due 03/25/55[3]	35,700,000	34,440,572
2024-1A, 6.28% due 03/25/54[3]	9,550,000	9,664,890
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	40,900,000	39,622,517
2024-1A, 5.59% due 05/15/54[3]	28,950,000	29,127,009
2024-1A, 6.64% due 05/15/54[3]	3,950,000	4,028,291
Stack Infrastructure Issuer LLC
2023-3A, 5.90% due 10/25/48[3]	31,313,000	31,699,800
2024-1A, 5.90% due 03/25/49[3]	16,250,000	16,452,533
2020-1A, 1.89% due 08/25/45[3]	11,624,000	11,475,119
2023-2A, 5.90% due 07/25/48[3]	6,000,000	6,069,120
2023-1A, 5.90% due 03/25/48[3]	6,000,000	6,048,648
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[3]	31,200,000	32,152,676
2024-1A, 5.89% due 06/20/54[3]	22,750,000	23,154,750
2021-1, 2.31% due 11/20/51[3]	5,350,000	5,120,442
2024-1A, 9.19% due 06/20/54[3]	3,860,000	4,048,365
2021-1, 2.66% due 11/20/51[3]	4,025,000	3,838,434
2024-1A, 6.67% due 06/20/54[3]	3,150,000	3,217,041
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	47,980,000	45,967,431
2023-1A, 6.00% due 08/17/48[3]	2,600,000	2,624,532
2023-2A, 6.50% due 11/16/48[3]	1,345,000	1,375,046
Vantage Data Centers Issuer LLC
2024-1A, 5.10% due 09/15/54[3]	30,550,000	30,164,212
2020-1A, 1.65% due 09/15/45[3]	3,100,000	3,049,620
SBA Tower Trust
4.83% due 10/15/29[3]	22,150,000	21,961,134
6.60% due 01/15/28[3]	3,800,000	3,895,348
Blue Stream Issuer LLC
2023-1A, 5.40% due 05/20/53[3]	6,625,000	6,661,217
2024-1A, 5.41% due 11/20/54[3]	5,100,000	5,147,282
ALLO Issuer LLC
2025-1A, due 04/20/55[3,5]	8,150,000	8,206,667
2024-1A, 5.94% due 07/20/54[3]	1,000,000	1,009,929
Total Infrastructure		442,833,632

Net Lease - 0.9%
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[3]	21,824,253	21,098,049
2024-2A, 5.25% due 05/15/54[3]	14,052,083	13,937,122
2024-3A, 4.55% due 10/15/54[3]	9,788,438	9,215,492
2024-2A, 4.90% due 05/15/54[3]	3,383,333	3,367,051
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	26,481,157	26,010,539
2016-1A, 4.32% due 10/20/46[3]	10,491,016	10,273,398
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	20,275,457	20,373,748
2020-1, 2.28% due 07/15/60[3]	10,075,718	9,916,669
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	19,887,738	18,490,788
2020-1A, 3.25% due 02/15/50[3]	3,371,025	3,106,079
CMFT Net Lease Master Issuer LLC
2021-1, 2.91% due 07/20/51[3]	10,050,000	9,171,548

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 205

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
2021-1, 3.04% due 07/20/51[3]	5,050,000	$4,304,260
2021-1, 3.44% due 07/20/51[3]	3,215,000	2,751,831
2021-1, 2.51% due 07/20/51[3]	3,000,000	2,720,162
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	15,190,104	15,022,812
2023-1A, 5.55% due 02/20/53[3]	3,481,771	3,396,981
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[3]	14,900,000	14,461,578
STORE Master Funding LLC
2021-1A, 2.96% due 06/20/51[3]	12,560,000	10,629,789
2021-1A, 3.70% due 06/20/51[3]	3,515,818	3,076,543
Tenet Equity Funding LLC
2024-1A, 5.49% due 10/20/54[3]	10,039,839	10,058,324
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[3]	9,878,194	9,871,227
New Economy Assets Phase 1 Sponsor LLC
2021-1, 2.41% due 10/20/61[3]	10,000,000	9,140,737
Store Master Funding I-VII XIV XIX XX XXIV XXII
2024-1A, 5.69% due 05/20/54[3]	5,972,500	6,060,587
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[3]	6,527,125	5,467,831
CARS-DB7, LP
2023-1A, 5.75% due 09/15/53[3]	4,277,000	4,307,273
CF Hippolyta LLC
2020-1, 2.60% due 07/15/60[3]	4,312,872	3,831,693
Store Master Funding I-VII
2018-1A, 4.74% due 10/20/48[3]	2,794,938	2,762,352
Total Net Lease		252,824,463

Single Family Residence - 0.9%
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[3]	31,239,000	31,096,146
2024-SFR4, 4.65% due 11/17/41[3]	10,775,000	10,579,056
2024-SFR3, 5.00% due 08/17/41[3]	10,500,000	10,391,082
2024-SFR2, 4.75% due 06/17/40[3]	9,993,784	9,930,398
2024-SFR3, 5.25% due 08/17/41[3]	9,550,000	9,416,167
2024-SFR2, 5.90% due 06/17/40[3]	9,215,000	9,146,065
2024-SFR2, 5.70% due 06/17/40[3]	7,950,000	7,901,345
2021-SFR1, 2.59% due 07/17/38[3]	7,000,000	6,755,735
2024-SFR1, 4.75% due 04/17/41[3]	3,600,000	3,544,052
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[3]	21,640,000	21,368,825
2020-SFR2, 4.00% due 10/19/37[3]	20,340,000	20,041,759
2020-SFR2, 3.37% due 10/19/37[3]	13,010,000	12,790,870
2021-SFR1, 2.19% due 08/17/38[3]	13,174,000	12,654,000
Home Partners of America Trust
2021-2, 2.65% due 12/17/26[3]	46,324,046	43,990,856
2021-3, 2.80% due 01/17/41[3]	15,066,153	13,806,540
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[3]	13,100,000	12,485,955
Total Single Family Residence		235,898,851

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	111,754,127	102,951,065
Anchorage Credit Funding 13 Ltd.
2021-13A A2, 2.80% due 07/27/39[3]	2,700,000	2,482,830
2021-13A C2, 3.65% due 07/27/39[3]	1,950,000	1,784,225
Total Collateralized Debt Obligations		107,218,120

Transport-Container - 0.4%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	34,673,235	33,272,630
2021-2A, 2.23% due 04/20/46[3]	2,231,667	2,068,648
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[3]	30,802,500	30,978,105
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	22,106,200	19,718,328
MC Ltd.
2021-1, 2.63% due 11/05/35[3]	8,120,200	7,572,677
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	2,279,089	2,084,158
Total Transport-Container		95,694,546

Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	67,000,000	70,023,224
CHEST
7.13% due 03/15/43†††	17,190,000	17,773,066
JGWPT XXIII LLC
2011-1A, 4.70% due 10/15/56[3]	1,875,199	1,840,747
JGWPT XXIV LLC
2011-2A, 4.94% due 09/15/56[3]	1,368,597	1,344,986
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[3]	363,713	365,006
VICOF 2
4.00% due 02/22/30†††	309,835	306,299
SPSS
5.14% due 11/15/52†††,9	131,876	122,297
Total Insurance		91,775,625

Asset Backed Securities - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45†††	15,650,000	15,987,662
Akso Health Group
7.27% due 12/31/44†††	8,400,000	8,615,609
Total Asset Backed Securities		24,603,271

Unsecured Consumer Loans - 0.2%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[3]	19,527,660	19,821,684
Foundation Finance Trust
2024-2A, 4.93% due 03/15/50[3]	8,200,000	8,143,691
2025-1A, 5.55% due 04/15/50[3]	3,650,000	3,662,084
Stream Innovations Issuer Trust
2024-2A, 5.21% due 02/15/45[3]	7,069,299	7,149,800

206 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
GreenSky Home Improvement Issuer Trust
2024-2, 5.26% due 10/27/59[3]	2,700,000	$2,702,168
Total Unsecured Consumer Loans		41,479,427

Automotive - 0.1%
Avis Budget Rental Car Funding AESOP LLC
2023-8A, 6.66% due 02/20/30[3]	15,350,000	16,086,042
2023-8A, 6.02% due 02/20/30[3]	11,000,000	11,480,342
2024-3A, 5.58% due 12/20/30[3]	8,250,000	8,348,366
Total Automotive		35,914,750

Total Asset-Backed Securities
(Cost $6,275,172,255)		6,223,916,745

U.S. GOVERNMENT SECURITIES†† - 14.2%
U.S. Treasury Bonds
4.38% due 11/15/39[14]	481,310,000	478,884,650
due 05/15/51[6,15,16]	1,576,540,000	466,167,743
due 08/15/54[6,16]	615,170,000	162,957,795
due 05/15/44[6,16]	398,930,000	158,950,327
due 02/15/54[6,16]	428,590,000	115,194,076
due 02/15/46[6,16]	290,070,000	106,431,562
due 11/15/51[6,16]	275,000,000	79,658,477
due 11/15/54[6,16]	187,000,000	49,248,877
due 11/15/44[6,16]	75,000,000	29,182,571
United States Treasury Inflation Indexed Bonds
1.88% due 07/15/34[20]	503,679,999	508,361,650
2.13% due 04/15/29[20]	313,200,636	322,464,165
1.63% due 10/15/29[20]	259,408,090	263,063,363
1.25% due 04/15/28[20]	143,528,473	143,563,299
2.13% due 01/15/35[20]	92,587,880	95,035,626
1.38% due 07/15/33[20]	29,249,907	28,530,185
U.S. Treasury Notes
4.13% due 11/30/29	265,300,000	267,351,931
3.75% due 08/31/31	214,220,000	210,462,782
4.25% due 02/28/31	197,000,000	199,293,202
3.63% due 09/30/31	180,000,000	175,521,094
3.63% due 08/31/29	11,450,000	11,306,428
3.63% due 03/31/28	2,570,000	2,551,327
4.63% due 02/15/35	2,400,000	2,479,500
U.S. Treasury Strip Principal
due 02/15/51[6,16]	235,000,000	70,096,839
Total U.S. Government Securities
(Cost $4,133,883,310)		3,946,757,469

SENIOR FLOATING RATE INTERESTS††,◊ - 5.0%
Financial - 1.4%
Higginbotham Insurance Agency, Inc.
8.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	49,722,956	49,378,304
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	3,314,863	3,291,886
QTS Good News Facility
7.14% (SOFR + 2.75%, Rate Floor: 0.00%) due 10/09/28†††	49,925,000	49,869,701
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	45,170,171	44,601,026
Citadel Securities, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	42,675,435	42,606,301
Asurion LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	23,959,600	23,622,728
Cegid Group
5.86% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/17/30	EUR 18,950,000	20,378,273
CPI Holdco B, LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/17/31	19,800,000	19,639,224
Alliant Holdings Intermediate LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	19,615,838	19,482,254
HighTower Holding LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32	17,242,912	17,102,899
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	16,737,768	16,701,280
Eagle Point Holdings Borrower, LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/31/28†††	14,877,692	14,877,692
Focus Financial Partners LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	14,520,000	14,365,798
Galaxy Bidco Ltd.
6.71% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/19/29	EUR 13,250,000	14,348,455
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	8,553,563	8,517,894
Amwins Group, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 01/30/32	7,281,750	7,217,743
Corpay, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28	4,688,250	4,672,122
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	3,937,763	3,907,009
Virtu Financial
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	2,670,000	2,668,345
Ardonagh Midco 3 plc
due 02/15/31	1,400,000	1,380,750
CPI Holdco B LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	1,147,125	1,134,461
Total Financial		379,764,145

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 207

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Consumer, Cyclical - 1.1%
Peer Holding III BV
6.80% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	18,990,000	$18,937,778
5.61% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/26/31	EUR 4,300,000	4,641,543
5.11% (3 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 07/01/31	EUR 2,000,000	2,153,901
Prime Security Services Borrower LLC
6.06% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/06/32	20,450,000	20,183,332
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30	4,991,250	4,966,294
MB2 Dental Solutions LLC
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	22,579,506	22,497,904
9.83% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	2,232,345	2,213,619
Allwyn Entertainment Financing US LLC
due 06/02/31	19,160,727	18,913,171
due 03/19/32	EUR 5,000,000	5,380,262
Betclic Everest Group SAS
5.79% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/10/31	EUR 18,200,000	19,618,225
Restaurant Brands
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	19,700,626	19,482,540
Tripadvisor, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	19,864,838	19,469,925
Clarios Global, LP
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/28/32	11,750,000	11,559,062
5.61% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 01/28/32	EUR 4,350,000	4,667,789
5.36% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 2,850,870	3,049,823
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	19,624,388	18,177,089
Life Time, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/05/31	15,000,000	14,955,000
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/13/28	14,352,158	14,304,365
Blue Ribbon LLC
12.31% (1 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	12,436,875	9,249,926
12.29% (3 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	4,463,810	4,352,214
PCI Gaming Authority, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	11,282,046	11,162,908
PHM Group Holding OY
due 02/25/32	EUR 9,100,000	9,769,428
Entain Holdings (Gibraltar) Ltd.
5.62% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 7,800,000	8,435,834
Packers Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	14,324,335	8,218,587
Wyndham Hotels & Resorts, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/24/30	7,562,850	7,557,480
Scientific Games Corp.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	4,975,000	4,942,513
Caesars Entertainment, Inc.
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	4,713,772	4,678,419
B&B Hotels
6.67% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR 4,250,000	4,574,280
Seaworld Parks & Entertainment, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31	4,477,500	4,438,322
Go Daddy Operating Company LLC
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 05/30/31	4,237,975	4,212,717
MX Holdings US, Inc.
due 02/19/32	2,820,000	2,809,425
Valvoline, Inc.
due 03/19/32	2,300,000	2,297,125
Station Casinos LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31	2,178,000	2,164,387
Frontdoor, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31	2,094,750	2,092,132
Rent-A-Center, Inc.
7.04% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	456,187	454,476
WW International, Inc.
8.05% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	1,395,000	347,355
Total Consumer, Cyclical		316,929,150

Industrial - 0.9%
Quikrete Holdings, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	11,840,060	11,697,032
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	8,345,000	8,242,774
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	6,547,189	6,478,051
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	14,390,000	13,710,073
due 01/17/32	EUR 12,000,000	12,660,967

208 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
EMRLD Borrower, LP
6.93% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	18,288,500	$18,093,179
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31	7,730,897	7,652,197
Clean Harbors, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 10/08/28	21,905,975	22,049,678
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	20,932,526	20,825,419
Total Webhosting Solutions B.V.
6.86% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/04/31	EUR 19,000,000	20,534,845
United Rentals, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	17,696,250	17,779,245
United Airlines, Inc.
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/22/31	17,316,881	17,248,825
Red SPV LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/06/32	17,200,000	17,071,000
Genesee & Wyoming, Inc.
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	15,124,000	14,974,726
AS Mileage Plan Ltd.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31	11,371,500	11,357,286
Brown Group Holding LLC
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	4,933,174	4,900,960
6.81% ((1 Month Term SOFR + 2.50%) and (3 Month Term SOFR + 2.50%), Rate Floor: 3.00%) due 07/01/31	4,444,837	4,414,301
StandardAero
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	7,910,175	7,882,331
Jefferies Finance LLC
6.67% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/02/32	5,050,000	5,040,557
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	4,825,750	4,797,230
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	3,747,635	3,520,753
Air Canada
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	3,416,122	3,370,209
CPG International LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/26/31	3,067,313	3,067,312
Arcosa, Inc.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/12/31	2,763,075	2,756,167
Knife River Corp.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/19/32	2,525,000	2,515,531
Beacon Roofing Supply, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/19/28	2,221,875	2,218,409
Hillman Group, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/14/28	1,535,124	1,527,203
Merlin Buyer, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	608,077	598,451
API Heat Transfer Thermasys Corp.
12.56% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	20,063	20,063
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	11,642	11,642
Total Industrial		267,016,416

Consumer, Non-cyclical - 0.5%
Southern Veterinary Partners LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	36,564,847	36,440,892
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	28,228,342	26,931,532
Nidda Healthcare Holding GmbH
6.54% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR 24,166,306	26,102,278
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	23,715,000	23,538,086
Women’s Care Holdings, Inc.
8.89% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	15,474,553	14,246,338
Hanger, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	9,098,146	9,084,863
Reynolds Consumer Products LLC
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/19/32	8,496,705	8,502,057
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	4,442,889	4,208,927
CHG PPC Parent LLC
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28	1,528,028	1,524,208
Elanco Animal Health, Inc.
6.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	1,144,518	1,141,702
Medline Borrower LP
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/23/28	845,750	843,813

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 209

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Energizer Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	404,893	$403,925
Total Consumer, Non-cyclical		152,968,621

Technology - 0.5%
Polaris Newco LLC
9.46% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/02/28	GBP 21,898,730	26,225,855
6.11% (1 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/02/28	EUR 4,974,227	5,030,638
Visma AS
6.08% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/05/28†††	EUR 23,750,000	25,572,178
Gen Digital, Inc.
due 02/13/32	13,600,000	13,453,800
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	10,587,920	10,525,028
WEX, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/27/32	17,500,000	17,325,000
Datix Bidco Ltd.
9.95% (2 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/25/31†††	GBP 10,570,675	13,560,259
9.68% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††	2,613,869	2,595,483
Modena Buyer LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	11,371,500	10,997,150
Aston FinCo SARL
9.23% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 5,583,443	6,789,504
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/09/26	732,012	695,412
Dun & Bradstreet Corp.
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/18/29	4,311,534	4,300,065
CCC Intelligent Solutions, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 01/23/32	349,125	348,252
Total Technology		137,418,624

Communications - 0.3%
Speedster Bidco GmbH
6.13% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 12/10/31	EUR 10,200,000	11,026,729
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	9,970,000	9,945,075
Authentic Brands
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32	19,300,000	19,066,856
SBA Senior Finance II LLC
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/25/31	13,432,161	13,414,699
MasOrange Finco Plc
due 03/20/31	EUR 10,000,000	10,702,089
Level 3 Financing, Inc.
due 03/21/32	5,680,000	5,603,661
Zayo Group Holdings, Inc.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,652,094	1,534,382
Xplore, Inc.
6.05% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	1,423,884	1,112,409
5.00% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[17]	398,586	385,134
UPC Financing Partnership
6.79% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	1,300,000	1,285,609
Total Communications		74,076,643

Energy - 0.1%
ITT Holdings LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/11/30	14,940,752	14,936,120
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	4,973,580	4,971,491
WhiteWater DBR Holdco LLC
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31	4,577,029	4,554,143
Total Energy		24,461,754

Utilities - 0.1%
Calpine Construction Finance Company, LP
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	10,350,000	10,314,810
UGI Energy Services LLC
6.82% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	3,772,982	3,768,265
AL GCX Holdings LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/30/32	2,100,000	2,084,250
TerraForm Power Operating LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29	1,193,646	1,195,891
Total Utilities		17,363,216

Basic Materials - 0.1%
Novelis Holdings, Inc.
6.29% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/24/32	8,400,000	8,389,500
Trinseo Materials Operating S.C.A.
7.07% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 05/03/28	10,683,750	4,934,610
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30	1,861,532	1,845,243
GrafTech Finance, Inc.
10.30% (3 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	979,768	998,756

210 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Minerals Technologies, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31	1,000,000	$997,500
Total Basic Materials		17,165,609

Total Senior Floating Rate Interests
(Cost $1,410,213,044)		1,387,164,178

FEDERAL AGENCY BONDS†† - 0.9%
Tennessee Valley Authority
4.25% due 09/15/65	138,205,000	114,669,656
5.25% due 02/01/55	45,865,000	45,847,755
4.63% due 09/15/60	42,436,000	38,111,008
5.38% due 04/01/56	9,283,000	9,499,647
due 09/15/53[7,16]	1,612,000	354,661
due 09/15/55[7,16]	1,612,000	315,099
due 09/15/56[7,16]	1,612,000	296,832
due 03/15/57[7,16]	1,612,000	288,954
due 09/15/57[7,16]	1,612,000	281,286
due 09/15/58[7,16]	1,612,000	265,688
due 03/15/59[7,16]	1,612,000	258,624
due 09/15/59[7,16]	1,612,000	251,749
due 09/15/60[7,16]	1,612,000	238,542
due 09/15/54[7,16]	1,020,000	212,175
due 03/15/61[7,16]	1,020,000	146,926
due 09/15/61[7,16]	1,020,000	143,019
due 09/15/62[7,16]	1,020,000	135,516
due 03/15/63[7,16]	1,020,000	131,914
due 09/15/63[7,16]	1,020,000	127,926
due 09/15/64[7,16]	1,020,000	121,204
due 03/15/65[7,16]	1,020,000	117,517
due 09/15/65[7,16]	1,020,000	114,383
Tennessee Valley Authority Principal Strips
due 01/15/48[6,16]	38,804,000	11,826,994
due 12/15/42[6,16]	23,785,000	9,680,400
due 01/15/38[6,16]	15,800,000	8,420,310
due 09/15/39[6,16]	8,655,000	4,243,304
due 04/01/56[6,16]	11,415,000	2,160,597
due 09/15/65[6,16]	3,500,000	401,874
Federal Farm Credit Bank
3.11% due 08/05/48	1,500,000	1,108,221
2.58% due 03/15/41	350,000	257,442
2.69% due 11/29/41	350,000	256,813
2.40% due 09/16/41	350,000	246,836
1.99% due 07/30/40	300,000	204,708
2.60% due 09/06/39	250,000	188,255
2.90% due 12/09/41	220,000	166,475
2.59% due 12/30/41	180,000	129,681
2.74% due 11/01/39	144,000	110,154
2.84% due 06/01/46	140,000	96,050
2.59% due 08/24/46	140,000	91,605
3.67% due 02/26/44	70,000	58,606
Federal Home Loan Bank
2.15% due 02/25/41	350,000	241,452
2.45% due 08/16/41	270,000	192,262
3.63% due 06/22/43	100,000	83,757
Freddie Mac
2.25% due 09/15/50	360,000	206,629
Total Federal Agency Bonds
(Cost $367,998,549)		252,302,506

FOREIGN GOVERNMENT DEBT†† - 0.2%
Israel Government International Bond
5.38% due 03/12/29	9,800,000	9,873,402
5.63% due 02/19/35	8,750,000	8,693,580
5.38% due 02/19/30	5,250,000	5,288,367
Panama Government International Bond
4.50% due 04/16/50	22,700,000	14,406,555
Saudi Government International Bond
5.63% due 01/13/35[3]	13,900,000	14,291,980
Total Foreign Government Debt
(Cost $62,614,979)		52,553,884

MUNICIPAL BONDS†† - 0.1%
California - 0.1%
California Statewide Communities Development Authority Revenue Bonds
7.14% due 08/15/47	10,335,000	11,033,275
California Public Finance Authority Revenue Bonds
3.07% due 10/15/40	8,000,000	6,286,346
Hillsborough City School District General Obligation Unlimited
due 09/01/37[16]	1,000,000	530,158
due 09/01/39[16]	1,000,000	469,619
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	955,709
Total California		19,275,107

Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	4,550,000	4,658,320
6.63% due 02/01/35	1,400,000	1,480,202
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	4,705,807
Total Illinois		10,844,329

Texas - 0.0%
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	2,386,937
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.42% due 09/01/50	2,500,000	1,775,822
Total Texas		4,162,759

Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	1,940,164

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 211

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Face Amount~	Value
Oklahoma - 0.0%
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45	1,000,000	$739,919
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	442,847
Total Oklahoma		1,182,766

Total Municipal Bonds
(Cost $41,532,313)		37,405,125

U.S. TREASURY BILLS†† - 0.0%
U.S. Treasury Bills
4.13% due 05/08/25[18]	12,600,000	12,545,157
Total U.S. Treasury Bills
(Cost $12,545,254)		12,545,157

	Contracts/ Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $305,739,808)	EUR 283,040,000	1,208,441
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $305,739,808)	EUR 283,040,000	1,208,441
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $214,018,946)	EUR 198,129,000	853,880
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $101,081,875)	EUR 93,577,000	403,291
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $91,719,782)	EUR 84,910,000	365,938
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $16,644,802)	EUR 15,409,000	66,408
Total Foreign Exchange Options		4,106,399

Total OTC Options Purchased
(Cost $13,195,203)		4,106,399

OTC INTEREST RATE SWAPTIONS PURCHASED††,19 - 0.2%
Call Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.80% (Notional Value $777,460,000)	USD 777,460,000	16,249,303
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $416,490,000)	USD 416,490,000	8,918,771
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $416,490,000)	USD 416,490,000	8,918,771
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $724,239,825)	GBP 561,100,000	4,220,729
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.80% (Notional Value $741,406,800)	GBP 574,400,000	3,267,895
Total Interest Rate Swaptions		41,575,469

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $724,239,825)	GBP 561,100,000	1,106,709
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $741,406,800)	GBP 574,400,000	577,947
Total Interest Rate Swaptions		1,684,656

Total OTC Interest Rate Swaptions Purchased
(Cost $24,784,222)		43,260,125

Total Investments - 117.1%
(Cost $33,703,233,856)		$32,548,972,130

OTC INTEREST RATE SWAPTIONS WRITTEN††,19 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $741,406,800)	GBP 574,400,000	(1,292,710)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $724,239,825)	GBP 561,100,000	(2,371,147)

212 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

	Contracts/ Notional Value	Value
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $416,490,000)	USD 416,490,000	$(4,353,566)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $416,490,000)	USD 416,490,000	(4,353,566)
The Toronto-Dominion Bank 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30% (Notional Value $777,460,000)	USD 777,460,000	(7,901,629)
Total Interest Rate Swaptions		(20,272,618)

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $741,406,800)	GBP 574,400,000	(1,738,271)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $724,239,825)	GBP 561,100,000	(3,439,814)
Total Interest Rate Swaptions		(5,178,085)

Total OTC Interest Rate Swaptions Written
(Premiums received $15,882,644)		(25,450,703)
Other Assets & Liabilities, net - (17.0)%		(4,721,266,010)
Total Net Assets - 100.0%		$27,802,255,417

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	1,424	Mar 2027	$343,860,400	$1,944,277

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	ICE	CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	$57,228,000	$3,023,269	$2,693,625	$329,644
BofA Securities, Inc.	ICE	CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	11,735,000	626,416	839,227	(212,811)
							$3,649,685	$3,532,852	$116,833

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$44,055,000	$(269,166)	$(2,641,851)	$2,372,685
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	44,055,000	(5,471,202)	(6,311,165)	839,963
						$(5,740,368)	$(8,953,016)	$3,212,648

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 213

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$389,640,000	$20,548,651	$2,760	$20,545,891
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	584,523,266	10,471,874	3,050	10,468,824
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	1,337,210,000	5,116,607	959	5,115,648
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.17%	Annually	01/27/32	177,500,000	4,822,109	1,329	4,820,780
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	650,000,000	2,099,968	2,482	2,097,486
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.80%	Annually	04/01/32	225,000,000	1,032,977	1,649	1,031,328
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.96%	Annually	04/03/34	53,740,000	759,777	472	759,305
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.73%	Annually	12/04/34	313,000,000	(1,555,131)	2,654	(1,557,785)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.59%	Annually	01/02/28	660,000,000	(1,743,245)	2,246	(1,745,491)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	900,000,000	(6,926,958)	2,611	(6,929,569)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	1,803,000,000	(36,955,712)	3,829	(36,959,541)
								$(2,329,083)	$24,041	$(2,353,124)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	249,880,000	273,888,964 USD	04/15/25	$3,293,930
Barclays Bank plc	GBP	Sell	50,155,000	64,996,015 USD	04/15/25	202,164
Goldman Sachs International	GBP	Buy	795,000	1,024,875 USD	04/15/25	2,163
Barclays Bank plc	EUR	Buy	300,000	324,447 USD	04/15/25	423
Citibank, N.A.	GBP	Sell	1,045,000	1,347,570 USD	04/15/25	(2,437)
Toronto-Dominion Bank	EUR	Buy	200,000	219,229 USD	04/15/25	(2,649)
Barclays Bank plc	GBP	Buy	1,000,000	1,294,771 USD	04/15/25	(2,899)
Bank of America, N.A.	EUR	Sell	8,565,000	9,048,659 USD	05/27/25	(248,683)
						$3,242,012

214 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$777,460,000	$16,249,303
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	416,490,000	8,918,771
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	416,490,000	8,918,771
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	724,239,825	4,220,729
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	741,406,800	3,267,895
								$41,575,469
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	724,239,825	$1,106,709
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	741,406,800	577,947
								$1,684,656

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	$741,406,800	$(1,292,710)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	724,239,825	(2,371,147)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	416,490,000	(4,353,566)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	416,490,000	(4,353,566)
The Toronto-Dominion Bank 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	777,460,000	(7,901,629)
								$(20,272,618)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	741,406,800	$(1,738,271)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	724,239,825	(3,439,814)
								$(5,178,085)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 215

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Special Purpose Acquisition Company (SPAC).
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $12,361,812,047 (cost $12,657,435,543), or 44.5% of total net assets.

[4]	Rate indicated is the 7-day yield as of March 31, 2025.
[5]	Security is unsettled at period end and may not have a stated effective rate.
[6]	Security is a principal-only strip.
[7]	Security is an interest-only strip.
[8]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[9]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $126,629,947 (cost $161,630,552), or 0.5% of total net assets — See Note 10.

[10]	Perpetual maturity.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	Security is in default of interest and/or principal obligations.
[13]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[14]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2025.
[15]	All or a portion of this security is pledged as futures collateral at March 31, 2025.
[16]	Zero coupon rate security.
[17]	Payment-in-kind security.
[18]	Rate indicated is the effective yield at the time of purchase.
[19]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
[20]	Face amount of security is adjusted for inflation.
BofA — Bank of America
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.HY.44.V1 — Credit Default Swap North American High Yield Series 44 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

216 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$98,018	$224,316	$187,105	$509,439
Preferred Stocks	—	789,169,149	47,887,948	837,057,097
Warrants	1,071	—	388	1,459
Mutual Funds	248,038,173	—	—	248,038,173
Money Market Funds	216,455,871	—	—	216,455,871
Collateralized Mortgage Obligations	—	11,280,957,503	53,352,932	11,334,310,435
Corporate Bonds	—	7,282,889,027	669,699,041	7,952,588,068
Asset-Backed Securities	—	5,381,712,461	842,204,284	6,223,916,745
U.S. Government Securities	—	3,946,757,469	—	3,946,757,469
Senior Floating Rate Interests	—	1,182,450,028	204,714,150	1,387,164,178
Federal Agency Bonds	—	252,302,506	—	252,302,506
Foreign Government Debt	—	52,553,884	—	52,553,884
Municipal Bonds	—	37,405,125	—	37,405,125
U.S. Treasury Bills	—	12,545,157	—	12,545,157
Options Purchased	—	4,106,399	—	4,106,399
Interest Rate Swaptions Purchased**	—	43,260,125	—	43,260,125
Interest Rate Futures Contracts**	1,944,277	—	—	1,944,277
Credit Default Swap Agreements**	—	3,542,292	—	3,542,292
Interest Rate Swap Agreements**	—	44,839,262	—	44,839,262
Forward Foreign Currency Exchange Contracts**	—	3,498,680	—	3,498,680
Total Assets	$466,537,410	$30,318,213,383	$1,818,045,848	$32,602,796,641

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written**	$—	$25,450,703	$—	$25,450,703
Credit Default Swap Agreements**	—	212,811	—	212,811
Interest Rate Swap Agreements**	—	47,192,386	—	47,192,386
Forward Foreign Currency Exchange Contracts**	—	256,668	—	256,668
Unfunded Loan Commitments (Note 9)	—	—	155,049	155,049
Total Liabilities	$—	$73,112,568	$155,049	$73,267,617

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$383,898,391	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	283,396,440	Yield Analysis	Yield	3.1%-7.4%	6.7%
Asset-Backed Securities	152,412,285	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	22,497,168	Model Price	Purchase Price	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

Category	Ending Balance at March 31, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Collateralized Mortgage Obligations	$53,352,932	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	144,385	Model Price	Liquidation Value	—	—
Common Stocks	42,720	Enterprise Value	Valuation Multiple	2.6x-8.3x	5.0x
Corporate Bonds	396,650,874	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	172,275,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	70,928,742	Yield Analysis	Yield	6.1%-6.7%	6.4%
Corporate Bonds	23,491,735	Model Price	Purchase Price	—	—
Corporate Bonds	6,352,189	Third Party Pricing	Trade Price	—	—
Corporate Bonds	1	Model Price	Liquidation Value	—	—
Preferred Stocks	47,886,890	Yield Analysis	Yield	6.0%	—
Preferred Stocks	1,058	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	113,116,529	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	66,025,443	Yield Analysis	Yield	6.5%-10.0%	7.4%
Senior Floating Rate Interests	25,572,178	Third Party Pricing	Broker Quote	—	—
Warrants	388	Model Price	Liquidation Value	—	—
Total Assets	$1,818,045,848
Liabilities:
Unfunded Loan Commitments	$155,049	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2025, the Fund had securities with a total value of $25,573,236 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $16,375,965 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

218 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2025:

	Assets								Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$796,218,422	$54,604,030	$586,278,920	$122,745,109	$388	$216,536	$48,103,090	$1,608,166,495	$(121,352)
Purchases/(Receipts)	145,182,222	—	102,046,678	60,675,368	—	—	—	307,904,268	(388,596)
(Sales, maturities and paydowns)/Fundings	(80,827,631)	(415,960)	(15,012,284)	(1,961,491)	—	—	—	(98,217,366)	354,266
Amortization of premiums/discounts	225,487	3,140	(45,611)	154,385	—	—	—	337,401	20,218
Total realized gains (losses) included in earnings	(330,623)	(35,038)	—	(5,352)	—	—	—	(371,013)	176,202
Total change in unrealized appreciation (depreciation) included in earnings	(4,643,795)	(803,240)	(3,568,662)	290,120	—	(29,431)	(216,200)	(8,971,208)	(195,787)
Transfers into Level 3	—	—	—	25,572,178	—	—	1,058	25,573,236	—
Transfers out of Level 3	(13,619,798)	—	—	(2,756,167)	—	—	—	(16,375,965)	—
Ending Balance	$842,204,284	$53,352,932	$669,699,041	$204,714,150	$388	$187,105	$47,887,948	$1,818,045,848	$(155,049)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2025	$(4,588,249)	$(803,240)	$(3,568,662)	$1,239,989	$—	$(29,431)	$(216,200)	$(7,965,793)	$272,245

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.19% due 01/25/69	7.13%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-2, 5.99% due 01/25/69	6.93%	01/01/28	—	—
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-4, 6.50% due 01/25/69	7.50%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-4, 6.40% due 01/25/69	7.40%	03/01/28	—	—
Angel Oak Mortgage Trust 2024-12, 6.01% due 10/25/69	7.01%	11/01/28	—	—
Angel Oak Mortgage Trust 2024-3, 4.80% due 11/26/68	5.80%	02/01/28	—	—
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-2, 4.65% due 10/25/67	5.65%	02/01/27	—	—
ATLX Trust 2024-RPL1, 3.85% due 04/25/64	4.85%	08/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.50% due 03/25/64	7.50%	03/01/28	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.91% due 12/25/64	6.91%	01/01/29	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.39% due 03/25/64	7.39%	03/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2025-NQM2, 5.93% due 11/25/64	6.93%	02/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM3, 6.19% due 03/25/64	7.19%	03/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM6, 7.06% due 09/25/63	8.06%	08/01/27	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM5, 7.01% due 06/25/63	8.01%	07/01/27	—	—
CIM TRUST 2025-R1, 5.00% due 02/25/99	8.00%	03/01/28	9.00%	03/01/29
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.56% due 03/25/70	6.56%	02/01/29	—	—
COLT Mortgage Loan Trust 2023-4, 7.62% due 10/25/68	8.62%	10/01/27	—	—
COLT Mortgage Loan Trust 2024-1, 6.14% due 02/25/69	7.14%	01/01/28	—	—
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
COLT Mortgage Loan Trust 2023-3, 7.58% due 09/25/68	8.58%	09/01/27	—	—
COLT Mortgage Loan Trust 2024-2, 6.43% due 04/25/69	7.43%	03/01/28	—	—
COLT Mortgage Loan Trust 2024-2, 6.33% due 04/25/69	7.33%	03/01/28	—	—
COLT Mortgage Loan Trust 2024-2, 6.13% due 04/25/69	7.13%	03/01/28	—	—
Cross Mortgage Trust 2025-H1, 5.99% due 02/25/70	6.99%	01/01/29	—	—
Cross Mortgage Trust 2025-H2, 5.66% due 03/25/70	6.66%	02/01/29	—	—
Cross Mortgage Trust 2025-H1, 5.89% due 02/25/70	6.89%	01/01/29	—	—
Cross Mortgage Trust 2024-H7, 5.82% due 11/25/69	6.82%	10/01/28	—	—
Cross Mortgage Trust 2024-H5, 6.16% due 08/26/69	7.16%	07/01/28	—	—
Cross Mortgage Trust 2024-H7, 5.97% due 11/25/69	6.97%	10/01/28	—	—
Ellington Financial Mortgage Trust 2024-CES1, 5.52% due 01/26/60	6.52%	12/01/28	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2024-NQM2, 6.54% due 06/25/59	7.71%	05/01/28	—	—

220 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
GCAT Trust 2024-NQM2, 6.44% due 06/25/59	7.56%	05/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2023-NQM3, 7.34% due 08/25/68	8.34%	09/01/27	—	—
GCAT Trust 2023-NQM2, 6.24% due 11/25/67	7.24%	01/01/27	—	—
HOMES Trust 2025-NQM1, 5.96% due 01/25/70	6.96%	01/01/29	—	—
HOMES Trust 2025-NQM1, 5.86% due 01/25/70	6.86%	01/01/29	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.95% due 02/25/64	6.95%	12/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.59% due 02/25/64	6.59%	12/01/28	—	—
JP Morgan Mortgage Trust 2024-NQM1, 5.85% due 02/25/64	6.85%	12/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
LHOME Mortgage Trust 2024-RTL5, 5.32% due 09/25/39	6.32%	03/25/27	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69	6.00%	10/01/27	—	—
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3, 5.35% due 07/25/69	6.35%	09/01/28	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM11, 5.88% due 06/25/64	6.83%	07/01/28	—	—
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—
OBX Trust 2024-NQM17, 6.02% due 11/25/64	7.02%	11/01/28	—	—
OBX Trust 2024-NQM8, 6.44% due 05/25/64	7.44%	05/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM4, 6.07% due 01/25/64	7.07%	02/01/28	—	—
OBX Trust 2024-NQM1, 5.70% due 12/25/64	6.70%	12/01/28	—	—
OBX Trust 2024-NQM9, 6.28% due 01/25/64	7.46%	06/01/28	—	—
OBX Trust 2024-NQM1, 5.85% due 12/25/64	6.85%	12/01/28	—	—
OBX Trust 2024-NQM15, 5.72% due 10/25/64	6.72%	10/01/28	—	—
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2024-NQM5, 6.39% due 01/25/64	7.39%	03/01/28	—	—
OBX Trust 2025-NQM3, 5.85% due 12/01/64	6.85%	02/01/29	—	—
OBX Trust 2024-NQM12, 5.83% due 07/25/64	6.83%	08/01/28	—	—
OBX Trust 2024-NQM16, 5.73% due 10/25/64	6.73%	10/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OBX Trust 2024-NQM6, 6.70% due 02/25/64	7.70%	04/01/28	—	—
OBX Trust 2024-NQM4, 6.22% due 01/25/64	7.22%	02/01/28	—	—
OBX Trust 2024-NQM3, 6.13% due 12/25/63	7.13%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM3, 6.33% due 12/25/63	7.33%	02/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OBX Trust 2024-NQM7, 6.60% due 03/25/64	7.60%	04/01/28	—	—
OBX Trust 2024-NQM11, 6.23% due 06/25/64	7.18%	07/01/28	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 221

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
TOTAL RETURN BOND FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM17, 5.86% due 11/25/64	6.86%	11/01/28	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OBX Trust 2023-NQM9, 7.66% due 10/25/63	8.66%	10/01/27	—	—
OBX Trust 2025-NQM3, 5.95% due 12/01/64	6.95%	02/01/29	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2023-NQM2, 6.72% due 01/25/62	7.72%	02/01/27	—	—
OBX Trust 2025-NQM2, 5.95% due 11/25/64	6.95%	01/01/29	—	—
OBX Trust 2024-NQM7, 6.45% due 03/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM4, 6.32% due 01/25/64	7.32%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM16, 5.89% due 10/25/64	6.89%	10/01/28	—	—
OBX Trust 2024-NQM10, 6.33% due 05/25/64	7.33%	06/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2024-6, 5.70% due 11/25/29	8.70%	11/25/27	9.70%	11/25/28
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	7.72%	02/25/26	—	—
PRPM LLC 2023-RCF1, 4.00% due 06/25/53	5.00%	06/25/27	—	—
PRPM LLC 2024-5, 5.69% due 09/25/29	8.69%	09/25/27	9.69%	09/25/28
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
RCKT Mortgage Trust 2025-CES1, 5.65% due 01/25/45	6.65%	01/01/29	—	—
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
RCKT Mortgage Trust 2024-CES4, 6.30% due 06/25/44	7.30%	05/01/28	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2024-9, 5.69% due 11/25/69	6.69%	12/01/28	—	—
Verus Securitization Trust 2024-5, 6.65% due 06/25/69	7.65%	06/01/28	—	—
Verus Securitization Trust 2023-7, 7.42% due 10/25/68	8.42%	10/01/27	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2024-1, 6.12% due 01/25/69	7.12%	01/01/28	—	—
Verus Securitization Trust 2025-1, 5.77% due 01/25/70	6.77%	01/01/29	—	—
Verus Securitization Trust 2025-1, 5.98% due 01/25/70	6.98%	01/01/29	—	—
Verus Securitization Trust 2025-2, 5.51% due 03/25/70	6.51%	03/01/29	—	—
Verus Securitization Trust 2023-2, 6.85% due 03/25/68	7.85%	03/01/27	—	—
Verus Securitization Trust 2022-8, 6.13% due 09/25/67	7.13%	10/01/26	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Verus Securitization Trust 2024-5, 6.45% due 06/25/69	7.45%	06/01/28	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—
Vista Point Securitization Trust 2024-CES2, 5.25% due 10/25/54	6.25%	09/01/28	—	—
Vista Point Securitization Trust 2024-CES1, 6.68% due 05/25/54	7.67%	04/01/28	—	—

222 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
TOTAL RETURN BOND FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Shares 03/31/25	Investment Income
Common Stocks
BP Holdco LLC*	$645	$—	$—	$—	$(210)	$435	532	$—
Mutual Funds
Guggenheim Limited Duration Fund — Class R6	131,524,706	2,865,186	—	—	(312,154)	134,077,738	5,465,868	2,865,186
Guggenheim Strategy Fund II	30,712,524	794,500	(3,200,000)	15,490	50,241	28,372,755	1,141,301	794,500
Guggenheim Strategy Fund III	16,574,884	41,904,222	(4,000,000)	(22,508)	105,646	54,562,244	2,188,618	1,404,222
Guggenheim Ultra Short Duration Fund — Institutional Class	30,260,817	733,239	—	—	31,380	31,025,436	3,093,264	733,239
	$209,073,576	$46,297,147	$(7,200,000)	$(7,018)	$(125,097)	$248,038,608		$5,797,147

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 223

TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $33,460,031,866)	$32,300,933,522
Investments in affiliated issuers, at value (cost $243,201,990)	248,038,608
Foreign currency, at value (cost $1,605,785)	1,606,664
Cash	93,221
Segregated cash with broker	581,607
Unamortized upfront premiums paid on credit default swap agreements	3,532,852
Unamortized upfront premiums paid on interest rate swap agreements	24,041
Unrealized appreciation on OTC swap agreements	3,212,648
Unrealized appreciation on forward foreign currency exchange contracts	3,498,680
Prepaid expenses	623,841
Receivables:
Securities sold	5,098,344,721
Interest	231,923,178
Fund shares sold	29,254,154
Dividends	1,402,464
Variation margin on interest rate swap agreements	788,786
Variation margin on credit default swap agreements	319,802
Variation margin on futures contracts	35,600
Foreign tax reclaims	9,124
Total assets	37,924,223,513

Liabilities:
Unfunded loan commitments, at value (Note 9) (commitment fees received $435,750)	155,049
Options written, at value (premiums received $15,882,644)	25,450,703
Segregated cash due to broker	58,033,695
Unamortized upfront premiums received on credit default swap agreements	8,953,016
Unrealized depreciation on forward foreign currency exchange contracts	256,668
Payable for:
Securities purchased	9,922,462,420
Fund shares redeemed	58,987,801
Distributions to shareholders	9,410,761
Management fees	7,792,039
Swap settlement	2,693,625
Transfer agent fees	880,242
Distribution and service fees	266,032
Protection fees on credit default swap agreements	127,292
Fund accounting/administration fees	114,216
Trustees’ fees*	33,915
Due to Investment Adviser	8,980
Miscellaneous	26,341,642
Total liabilities	10,121,968,096
Net assets	$27,802,255,417

Net assets consist of:
Paid in capital	$31,627,504,733
Total distributable earnings (loss)	(3,825,249,316)
Net assets	$27,802,255,417
Class A:
Net assets	$477,498,606
Capital shares outstanding	20,043,776
Net asset value per share	$23.82
Maximum offering price per share (Net asset value divided by 96.00%)	$24.81

Class C:
Net assets	$135,611,364
Capital shares outstanding	5,693,201
Net asset value per share	$23.82

Class P:
Net assets	$314,887,255
Capital shares outstanding	13,225,764
Net asset value per share	$23.81

Institutional Class:
Net assets	$26,299,988,012
Capital shares outstanding	1,102,971,997
Net asset value per share	$23.84

Class R6:
Net assets	$574,270,180
Capital shares outstanding	24,070,073
Net asset value per share	$23.86

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

224 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$4,489,276
Dividends from securities of affiliated issuers	5,797,147
Interest (net of foreign withholding tax of $80)	736,664,222
Total investment income	746,950,645

Expenses:
Management fees	52,473,096
Distribution and service fees:
Class A	592,801
Class C	703,771
Class P	399,534
Transfer agent fees:
Class A	215,763
Class C	118,982
Class P	413,053
Institutional Class	12,051,552
Class R6	22,747
Fund accounting/administration fees	5,063,990
Interest expense	1,680,609
Professional fees	661,495
Line of credit fees	520,670
Trustees’ fees*	152,975
Custodian fees	4,550
Miscellaneous	605,057
Recoupment of previously waived fees:
Class A	27,053
Class C	14,105
Class P	604
Class R6	2,175
Total expenses	75,724,582
Less:
Expenses reimbursed by Adviser:
Class A	(4,340)
Class C	(62,907)
Class P	(253,399)
Institutional Class	(4,240,040)
Class R6	(22)
Expenses waived by Adviser	(4,864,170)
Total waived/reimbursed expenses	(9,424,878)
Net expenses	66,299,704
Net investment income	680,650,941

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(112,400,078)
Investments in affiliated issuers	(7,018)
Swap agreements	(53,552,942)
Futures contracts	16,046,849
Options purchased	(6,388,072)
Options written	5,209,421
Forward foreign currency exchange contracts	(3,225,256)
Foreign currency transactions	1,390,513
Net realized loss	(152,926,583)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(370,512,249)
Investments in affiliated issuers	(125,097)
Swap agreements	(76,960,953)
Futures contracts	(17,602,501)
Options purchased	9,387,099
Options written	(9,568,059)
Forward foreign currency exchange contracts	4,522,028
Foreign currency translations	648,835
Net change in unrealized appreciation (depreciation)	(460,210,897)
Net realized and unrealized loss	(613,137,480)
Net increase in net assets resulting from operations	$67,513,461

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 225

TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$680,650,941	$1,198,536,871
Net realized loss on investments	(152,926,583)	(599,702,405)
Net change in unrealized appreciation (depreciation) on investments	(460,210,897)	2,321,481,021
Net increase in net assets resulting from operations	67,513,461	2,920,315,487

Distributions to shareholders:
Class A	(10,821,259)	(20,333,503)
Class C	(2,683,681)	(5,628,329)
Class P	(7,297,108)	(16,104,326)
Institutional Class	(618,145,384)	(1,049,271,732)
Class R6	(11,930,541)	(13,354,333)
Total distributions to shareholders	(650,877,973)	(1,104,692,223)

Capital share transactions:
Proceeds from sale of shares
Class A	93,208,126	198,179,248
Class C	16,126,275	35,001,713
Class P	45,479,361	81,643,859
Institutional Class	4,845,712,895	9,959,347,215
Class R6	320,088,020	162,553,005
Distributions reinvested
Class A	9,447,962	17,538,129
Class C	2,407,821	4,935,617
Class P	7,288,039	15,995,894
Institutional Class	566,665,905	946,531,735
Class R6	11,666,129	12,988,662
Cost of shares redeemed
Class A	(101,877,811)	(208,810,751)
Class C	(28,947,023)	(60,616,986)
Class P	(52,458,350)	(197,068,145)
Institutional Class	(4,033,763,990)	(6,950,231,500)
Class R6	(93,229,676)	(116,145,057)
Net increase from capital share transactions	1,607,813,683	3,901,842,638
Net increase in net assets	1,024,449,171	5,717,465,902

Net assets:
Beginning of period	26,777,806,246	21,060,340,344
End of period	$27,802,255,417	$26,777,806,246

226 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Capital share activity:
Shares sold
Class A	3,932,714	8,481,505
Class C	681,006	1,485,557
Class P	1,912,392	3,498,570
Institutional Class	204,307,636	425,314,648
Class R6	13,457,005	6,929,297
Shares issued from reinvestment of distributions
Class A	398,448	749,822
Class C	101,553	211,171
Class P	307,530	684,908
Institutional Class	23,876,713	40,391,299
Class R6	491,454	553,807
Shares redeemed
Class A	(4,306,805)	(8,947,515)
Class C	(1,223,666)	(2,598,329)
Class P	(2,217,731)	(8,449,692)
Institutional Class	(170,378,014)	(299,062,138)
Class R6	(3,924,256)	(5,033,087)
Net increase in shares	67,415,979	164,209,823

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 227

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.35	$22.52	$23.12	$28.94	$29.76	$27.42
Income (loss) from investment operations:
Net investment income (loss)[b]	.57	1.14	1.03	.78	.72	.56
Net gain (loss) on investments (realized and unrealized)	(.56)	1.73	(.65)	(5.53)	(.05)	2.41
Total from investment operations	.01	2.87	.38	(4.75)	.67	2.97
Less distributions from:
Net investment income	(.54)	(1.04)	(.98)	(.80)	(.76)	(.63)
Net realized gains	—	—	—	(.27)	(.73)	—
Total distributions	(.54)	(1.04)	(.98)	(1.07)	(1.49)	(.63)
Net asset value, end of period	$23.82	$24.35	$22.52	$23.12	$28.94	$29.76

Total Return[c]	0.27%	13.04%	1.55%	(16.82%)	2.27%	10.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$477,499	$487,539	$444,454	$427,870	$677,172	$804,750
Ratios to average net assets:
Net investment income (loss)	4.79%	4.87%	4.40%	2.94%	2.47%	1.99%
Total expenses[d]	0.81%	0.88%	0.96%	0.85%	0.84%	0.87%
Net expenses[e,f,g]	0.77%	0.84%	0.91%	0.81%	0.79%	0.80%
Portfolio turnover rate	21%	70%	90%	55%	92%	116%

Class C	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.36	$22.52	$23.13	$28.94	$29.76	$27.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.48	.96	.86	.58	.50	.35
Net gain (loss) on investments (realized and unrealized)	(.57)	1.75	(.67)	(5.52)	(.05)	2.40
Total from investment operations	(.09)	2.71	.19	(4.94)	.45	2.75
Less distributions from:
Net investment income	(.45)	(.87)	(.80)	(.60)	(.54)	(.42)
Net realized gains	—	—	—	(.27)	(.73)	—
Total distributions	(.45)	(.87)	(.80)	(.87)	(1.27)	(.42)
Net asset value, end of period	$23.82	$24.36	$22.52	$23.13	$28.94	$29.76

Total Return[c]	(0.10%)	12.25%	0.74%	(17.41%)	1.50%	10.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$135,611	$149,405	$158,466	$197,933	$327,712	$338,656
Ratios to average net assets:
Net investment income (loss)	4.04%	4.12%	3.65%	2.18%	1.72%	1.24%
Total expenses[d]	1.64%	1.66%	1.72%	1.63%	1.59%	1.59%
Net expenses[e,f,g]	1.52%	1.60%	1.66%	1.56%	1.53%	1.55%
Portfolio turnover rate	21%	70%	90%	55%	92%	116%

228 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class P	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.35	$22.51	$23.12	$28.93	$29.75	$27.42
Income (loss) from investment operations:
Net investment income (loss)[b]	.57	1.14	1.03	.77	.72	.56
Net gain (loss) on investments (realized and unrealized)	(.57)	1.74	(.66)	(5.51)	(.05)	2.40
Total from investment operations	—	2.88	.37	(4.74)	.67	2.96
Less distributions from:
Net investment income	(.54)	(1.04)	(.98)	(.80)	(.76)	(.63)
Net realized gains	—	—	—	(.27)	(.73)	—
Total distributions	(.54)	(1.04)	(.98)	(1.07)	(1.49)	(.63)
Net asset value, end of period	$23.81	$24.35	$22.51	$23.12	$28.93	$29.75

Total Return	0.27%	13.09%	1.51%	(16.79%)	2.27%	10.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$314,887	$321,931	$393,752	$572,113	$1,043,507	$926,745
Ratios to average net assets:
Net investment income (loss)	4.79%	4.87%	4.41%	2.90%	2.47%	1.98%
Total expenses[d]	0.96%	0.91%	1.06%	0.93%	0.87%	0.88%
Net expenses[e,f,g]	0.77%	0.85%	0.91%	0.81%	0.79%	0.80%
Portfolio turnover rate	21%	70%	90%	55%	92%	116%

Institutional Class	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.38	$22.54	$23.14	$28.97	$29.78	$27.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	1.21	1.10	.86	.81	.65
Net gain (loss) on investments (realized and unrealized)	(.57)	1.74	(.66)	(5.54)	(.05)	2.39
Total from investment operations	.03	2.95	.44	(4.68)	.76	3.04
Less distributions from:
Net investment income	(.57)	(1.11)	(1.04)	(.88)	(.84)	(.71)
Net realized gains	—	—	—	(.27)	(.73)	—
Total distributions	(.57)	(1.11)	(1.04)	(1.15)	(1.57)	(.71)
Net asset value, end of period	$23.84	$24.38	$22.54	$23.14	$28.97	$29.78

Total Return	0.42%	13.40%	1.84%	(16.59%)	2.59%	11.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,299,988	$25,476,353	$19,802,142	$17,501,690	$24,912,049	$19,152,857
Ratios to average net assets:
Net investment income (loss)	5.07%	5.16%	4.69%	3.23%	2.76%	2.29%
Total expenses[d]	0.55%	0.60%	0.71%	0.62%	0.57%	0.57%
Net expenses[e,f,g]	0.48%	0.54%	0.62%	0.52%	0.50%	0.51%
Portfolio turnover rate	21%	70%	90%	55%	92%	116%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 229

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class R6	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$24.39	$22.55	$23.16	$28.98	$29.80	$27.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.61	1.22	1.11	.87	.81	.65
Net gain (loss) on investments (realized and unrealized)	(.56)	1.74	(.67)	(5.54)	(.06)	2.40
Total from investment operations	.05	2.96	.44	(4.67)	.75	3.05
Less distributions from:
Net investment income	(.58)	(1.12)	(1.05)	(.88)	(.84)	(.71)
Net realized gains	—	—	—	(.27)	(.73)	—
Total distributions	(.58)	(1.12)	(1.05)	(1.15)	(1.57)	(.71)
Net asset value, end of period	$23.86	$24.39	$22.55	$23.16	$28.98	$29.80

Total Return	0.44%	13.44%	1.84%	(16.55%)	2.56%	11.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$574,270	$342,578	$261,527	$209,671	$247,051	$167,409
Ratios to average net assets:
Net investment income (loss)	5.12%	5.19%	4.73%	3.26%	2.76%	2.28%
Total expenses[d]	0.47%	0.53%	0.62%	0.53%	0.50%	0.52%
Net expenses[e,f,g]	0.43%	0.49%	0.58%	0.52%	0.50%	0.51%
Portfolio turnover rate	21%	70%	90%	55%	92%	116%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.01%	0.00%*	0.01%	0.01%	0.00%*	0.00%*
Class C	0.02%	0.05%	0.02%	—	0.00%*	0.00%*
Class P	0.00%*	0.03%	0.00%*	—	—	0.00%*
Institutional Class	—	0.01%	0.00%*	—	—	0.00%*
Class R6	0.00%*	0.00%*	0.00%*	0.01%	0.01%	0.00%*

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.75%	0.76%	0.76%	0.77%	0.78%	0.79%
Class C	1.50%	1.51%	1.52%	1.52%	1.53%	1.54%
Class P	0.75%	0.76%	0.76%	0.77%	0.78%	0.79%
Institutional Class	0.46%	0.47%	0.47%	0.48%	0.49%	0.50%
Class R6	0.41%	0.42%	0.43%	0.48%	0.49%	0.50%

230 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2025
ULTRA SHORT DURATION FUND

	Shares	Value
EXCHANGE-TRADED FUND***,† - 0.4%
iShares Core S&P 500 ETF	3,680	$2,067,792
Total Exchange-Traded Fund
(Cost $2,194,163)		2,067,792

MONEY MARKET FUND***,† - 0.7%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.21%[1]	3,249,691	3,249,691
Total Money Market Fund
(Cost $3,249,691)		3,249,691

	Face Amount
U.S. TREASURY BILLS†† - 26.6%
U.S. Treasury Bills
4.22% due 04/01/25[2]	$73,140,000	73,140,000
4.20% due 04/01/25[2]	35,895,000	35,895,000
4.25% due 04/01/25[2]	18,245,000	18,245,000
Total U.S. Treasury Bills
(Cost $127,280,000)		127,280,000

ASSET-BACKED SECURITIES†† - 22.5%
Collateralized Loan Obligations - 16.4%
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.09% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,3	6,250,000	6,261,123
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	2,550,000	2,544,653
2020-FL3 AS, 6.68% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,3	2,500,000	2,500,232
2020-FL2 A, 5.58% (1 Month Term SOFR + 1.01%, Rate Floor: 1.01%) due 02/15/38◊,3	909,363	907,984
HERA Commercial Mortgage Ltd.
2021-FL1 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/18/38◊,3	5,000,000	4,934,692
2021-FL1 A, 5.48% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,3	657,270	655,343
FS Rialto
2021-FL3 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,3	5,500,000	5,460,067
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,3	5,000,000	5,006,920
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.10% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,3	4,750,000	4,750,235
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	4,500,000	4,507,121
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.17% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	4,250,000	4,257,945
BRSP Ltd.
2021-FL1 B, 6.33% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,3	4,250,000	4,161,080
Madison Park Funding XLVIII Ltd.
2021-48A B, 6.01% (3 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 04/19/33◊,3	4,000,000	3,989,186
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.44% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	3,750,000	3,756,122
CIFC Funding 2013-III-R Ltd.
2025-3RA A2R, 5.13% (3 Month Term SOFR + 1.20%, Rate Floor: 1.20%) due 04/24/31◊,3	2,500,000	2,505,628
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.18% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,3	2,500,000	2,504,043
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	2,250,000	2,254,357
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	2,250,000	2,254,118
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	2,111,902	2,115,982
Owl Rock CLO X LLC
2023-10A A, 6.74% (3 Month Term SOFR + 2.45%, Rate Floor: 2.45%) due 04/20/35◊,3	2,000,000	2,000,000
Madison Park Funding LIII Ltd.
2022-53A B, 6.04% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/21/35◊,3	1,750,000	1,747,339
BCC Middle Market CLO LLC
2021-1A A1R, 6.06% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,3	1,250,000	1,252,190

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 231

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ULTRA SHORT DURATION FUND

	Face Amount	Value
Palmer Square Loan Funding Ltd.
2022-1A A2, 5.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	$1,000,000	$999,056
STWD Ltd.
2021-FL2 B, 6.23% (1 Month Term SOFR + 1.91%, Rate Floor: 1.80%) due 04/18/38◊,3	1,000,000	995,180
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,3	1,000,000	989,759
LCCM Trust
2021-FL3 A, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	988,845	986,719
TRTX Issuer Ltd.
2025-FL6 A, 5.87% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,3	900,000	897,932
LCM XXIV Ltd.
2021-24A AR, 5.54% (3 Month Term SOFR + 1.24%, Rate Floor: 0.98%) due 03/20/30◊,3	784,339	783,677
Owl Rock CLO VII LLC
2025-7A AR, 5.72% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 04/20/38◊,3	650,000	648,246
Parliament CLO II Ltd.
2021-2A A, 5.93% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,3	548,502	549,312
Madison Park Funding LXXI Ltd.
2025-71A B, 5.77% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/23/38◊,3	550,000	548,879
Hlend CLO LLC
2025-3A A, 5.67% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,3	500,000	499,964
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.57% (1 Month Term SOFR + 1.25%, Rate Floor: 1.10%) due 12/18/37◊,3	228,331	229,045
FS Rialto Issuer LLC
2025-FL10 AS, 5.89% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,3	150,000	148,476
Total Collateralized Loan Obligations		78,602,605

Whole Business - 2.0%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[3]	4,254,275	4,203,890
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[3]	3,193,125	3,023,595
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[3]	1,329,750	1,254,853
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[3]	947,500	928,459
Total Whole Business		9,410,797

Net Lease - 1.7%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	6,191,966	6,001,694
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[3]	2,120,507	2,001,382
Total Net Lease		8,003,076

Transport-Container - 1.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	4,785,000	4,330,948
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	1,414,000	1,299,512
2020-1A, 2.73% due 08/21/45[3]	448,367	430,256
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	1,828,899	1,672,472
Total Transport-Container		7,733,188

Financial - 0.6%
Station Place Securitization Trust
2024-SP2, 6.03% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3	900,000	900,000
2024-SP1, 5.85% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,3	900,000	900,000
2024-SP4, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	675,000	675,000
2024-SP3, 5.62% (1 Month Term SOFR + 1.30%, Rate Floor: 1.30%) due 11/17/25◊,†††,3	325,000	325,000
Total Financial		2,800,000

Single Family Residence - 0.2%
Tricon Residential Trust
2025-SFR1, 5.40% (1 Month Term SOFR + 1.10%, Rate Floor: 1.10%) due 03/17/42◊,3	1,000,000	999,998
Total Asset-Backed Securities
(Cost $109,250,839)		107,549,664

CORPORATE BONDS†† - 21.6%
Financial - 12.1%
Corebridge Financial, Inc.
3.50% due 04/04/25	5,150,000	5,149,388
Goldman Sachs Group, Inc.
3.50% due 04/01/25	5,050,000	5,050,000
Bank of America Corp.
3.95% due 04/21/25	4,100,000	4,097,250

232 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ULTRA SHORT DURATION FUND

	Face Amount	Value
Brighthouse Financial Global Funding
5.55% due 04/09/27[3]	$3,900,000	$3,951,187
AEGON Funding Company LLC
5.50% due 04/16/27[3]	3,750,000	3,801,276
UBS AG/Stamford CT
2.95% due 04/09/25	3,800,000	3,798,326
Essex Portfolio, LP
3.50% due 04/01/25	3,181,000	3,181,000
Macquarie Bank Ltd.
5.27% due 07/02/27[3]	2,600,000	2,651,604
Alexandria Real Estate Equities, Inc.
3.45% due 04/30/25	2,600,000	2,597,036
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[3]	2,650,000	2,539,861
Morgan Stanley Bank North America
5.88% due 10/30/26	2,400,000	2,453,067
Lloyds Banking Group plc
5.09% due 11/26/28[4]	2,300,000	2,322,805
CNO Global Funding
5.88% due 06/04/27[3]	1,660,000	1,702,663
4.88% due 12/10/27[3]	450,000	451,068
American National Group, Inc.
5.00% due 06/15/27	2,150,000	2,149,458
HSBC Holdings plc
5.13% due 11/19/28[4]	2,100,000	2,116,953
F&G Global Funding
5.88% due 01/16/30[3]	2,000,000	2,034,588
Societe Generale S.A.
5.52% due 01/19/28[3,4]	1,300,000	1,312,793
GA Global Funding Trust
1.63% due 01/15/26[3]	1,300,000	1,267,967
LPL Holdings, Inc.
5.70% due 05/20/27	1,200,000	1,219,761
OneMain Finance Corp.
3.50% due 01/15/27	1,150,000	1,102,198
PennyMac Financial Services, Inc.
5.38% due 10/15/25[3]	1,100,000	1,097,439
Standard Chartered plc
5.55% due 01/21/29[3,4]	1,000,000	1,017,449
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	700,000	700,000
Total Financial		57,765,137

Industrial - 2.7%
Ryder System, Inc.
3.35% due 09/01/25	4,820,000	4,793,273
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	2,350,000	2,267,758
Vontier Corp.
1.80% due 04/01/26	2,150,000	2,085,555
Jabil, Inc.
1.70% due 04/15/26	650,000	631,293
4.25% due 05/15/27	600,000	595,814
Berry Global, Inc.
1.65% due 01/15/27	1,100,000	1,043,524
3M Co.
2.65% due 04/15/25	1,000,000	999,083
Weir Group plc
2.20% due 05/13/26[3]	440,000	427,260
Total Industrial		12,843,560

Consumer, Non-cyclical - 2.2%
Humana, Inc.
4.50% due 04/01/25	5,000,000	5,000,000
HCA, Inc.
5.00% due 03/01/28	2,250,000	2,268,326
Triton Container International Ltd.
2.05% due 04/15/26[3]	2,200,000	2,134,713
Element Fleet Management Corp.
6.27% due 06/26/26[3]	1,200,000	1,221,610
Total Consumer, Non-cyclical		10,624,649

Technology - 1.9%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	4,300,000	4,147,574
Oracle Corp.
2.50% due 04/01/25	2,650,000	2,650,000
Microchip Technology, Inc.
4.90% due 03/15/28	2,200,000	2,206,577
Total Technology		9,004,151

Communications - 1.6%
Fox Corp.
3.05% due 04/07/25	5,100,000	5,099,059
T-Mobile USA, Inc.
2.63% due 04/15/26	1,600,000	1,568,308
2.25% due 02/15/26	600,000	587,739
Cogent Communications Group LLC
3.50% due 05/01/26[3]	434,000	423,114
Total Communications		7,678,220

Utilities - 0.6%
Avangrid, Inc.
3.20% due 04/15/25	2,250,000	2,248,181
AES Corp.
3.30% due 07/15/25[3]	300,000	298,139
Total Utilities		2,546,320

Consumer, Cyclical - 0.2%
LG Energy Solution Ltd.
5.25% due 04/02/28[3]	1,000,000	996,722

Basic Materials - 0.2%
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]	540,000	530,081
Anglo American Capital plc
5.38% due 04/01/25[3]	450,000	450,000
Total Basic Materials		980,081

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 233

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ULTRA SHORT DURATION FUND

	Face Amount	Value
Energy - 0.1%
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
6.88% due 01/15/29	$500,000	$511,340
Total Energy		511,340

Total Corporate Bonds
(Cost $103,363,910)		102,950,180

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.5%
Residential Mortgage-Backed Securities - 15.2%
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,3	4,164,080	4,148,465
2021-RPL7, 4.19% (WAC) due 07/27/61◊,3	1,801,512	1,794,883
2021-NQM8, 2.41% (WAC) due 10/25/66◊,3	1,355,202	1,186,964
2021-RPL4, 4.10% (WAC) due 12/27/60◊,3	1,093,682	1,089,948
2020-NQM1, 2.21% due 05/25/65[3]	702,212	663,312
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[3,5]	6,279,641	6,240,731
2022-SP1, 5.25% due 07/25/62[3,5]	1,591,343	1,579,659
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,3	1,702,182	1,461,627
2021-6, 1.89% (WAC) due 10/25/66◊,3	1,534,425	1,316,373
2025-2, 5.31% due 03/25/70[3,5]	1,000,000	1,002,993
2025-1, 5.62% (WAC) due 01/25/70◊,3	990,237	992,459
2020-5, 2.22% due 05/25/65[3]	1,025,105	987,064
2021-4, 1.35% (WAC) due 07/25/66◊,3	827,714	688,871
2024-9, 5.89% due 11/25/69[3,5]	485,505	484,967
2021-3, 1.44% (WAC) due 06/25/66◊,3	499,677	430,869
2020-1, 3.42% due 01/25/60[3]	173,641	168,874
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[3,5]	2,606,900	2,599,531
2021-GS4, 4.65% due 11/25/60[3,5]	2,604,101	2,599,419
2021-GS2, 4.75% due 04/25/61[3,5]	1,179,588	1,178,267
2021-GS5, 5.25% due 07/25/67[3,5]	786,443	784,361
PRPM LLC
2022-1, 3.72% due 02/25/27[3,5]	2,636,781	2,638,162
2021-5, 4.79% due 06/25/26[3,5]	2,640,303	2,635,257
2021-8, 4.74% (WAC) due 09/25/26◊,3	1,289,098	1,285,770
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[3,5]	5,521,260	5,511,359
BRAVO Residential Funding Trust
2024-NQM1, 5.94% due 12/01/63[3,5]	2,209,000	2,217,643
2024-NQM5, 6.16% due 06/25/64[3,5]	595,986	597,095
2025-NQM1, 5.81% due 12/25/64[3,5]	478,780	480,008
2021-HE1, 5.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,3	363,512	360,359
2021-HE2, 5.19% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,3	173,813	173,218
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,3	3,613,420	3,329,704
OBX Trust
2024-NQM1, 5.55% (WAC) due 12/25/64◊,3	963,754	964,966
2024-NQM18, 5.87% due 10/25/64[3,5]	957,106	960,719
2025-NQM2, 5.75% due 11/25/64[3,5]	491,206	492,953
2025-HE1, 5.94% (30 Day Average SOFR + 1.60%, Rate Floor: 1.60%) due 02/25/55◊,3	250,000	250,056
Cross 2025-H1 Mortgage Trust
2025-H1, 5.74% (WAC) due 02/25/70◊,3	2,056,317	2,063,111
Sequoia Mortgage Trust
2025-1, 6.00% (WAC) due 01/25/55◊,3	1,914,290	1,926,963
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,3	1,504,538	1,474,089
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,3	914,838	914,388
2025-HE1, 5.83% (WAC) due 01/25/55◊,3	482,812	484,490
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.07% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	1,356,127	1,310,142
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,3	846,907	794,182
2018-2A, 3.50% (WAC) due 02/25/58◊,3	470,977	447,090
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[3,5]	1,179,579	1,180,075
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,3	1,237,551	1,091,292
JP Morgan Mortgage Trust
2025-1, 6.00% (WAC) due 06/25/55◊,3	980,354	985,726
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,3	948,555	948,052
COLT Mortgage Loan Trust
2025-3, 5.35% due 03/25/70[3,5]	844,595	845,513
Soundview Home Loan Trust
2006-OPT5, 4.72% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	769,178	744,360
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.69% (WAC) due 02/25/61◊,3	709,124	706,293
Provident Funding Mortgage Trust
2025-1, 5.50% (WAC) due 02/25/55◊,3	591,228	590,193
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57◊,3	200,906	195,996
2018-2, 3.25% (WAC) due 03/25/58◊,3	195,459	191,982
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65◊,3	260,633	241,430
2020-2, 1.64% (WAC) due 10/25/65◊,3	150,134	138,975
SG Residential Mortgage Trust
2022-1, 3.68% (WAC) due 03/27/62◊,3	403,098	365,193
Vista Point Securitization Trust
2025-CES1, 5.81% due 04/25/55[3,5]	350,000	350,904
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.17% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	234,560	231,350
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[3,5]	245,477	228,764

234 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ULTRA SHORT DURATION FUND

	Face Amount	Value
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,3	$226,205	$212,744
Banc of America Funding Trust
2015-R2, 4.70% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,3	149,891	149,193
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.01% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	136,803	135,825
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,3	101,274	99,740
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,3	40,322	37,999
Total Residential Mortgage-Backed Securities		72,382,960

Commercial Mortgage-Backed Securities - 4.9%
BX Commercial Mortgage Trust
2021-VOLT, 6.08% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,3	10,250,000	10,115,469
2022-LP2, 5.88% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,3	1,855,000	1,848,044
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.23% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,3	2,700,000	2,548,840
WMRK Commercial Mortgage Trust
2022-WMRK, 7.76% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,3	2,100,000	2,096,062
Life Mortgage Trust
2021-BMR, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,3	1,715,000	1,696,778
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,3	1,500,000	1,381,738
MHP
2022-MHIL, 5.58% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 01/15/39◊,3	1,367,421	1,355,456
Citigroup Commercial Mortgage Trust
2019-GC41, 1.03% (WAC) due 08/10/56◊,6	22,879,143	755,929
Morgan Stanley Capital I Trust
2018-H3, 0.80% (WAC) due 07/15/51◊,6	37,528,675	744,997
BENCHMARK Mortgage Trust
2019-B14, 0.74% (WAC) due 12/15/62◊,6	31,691,430	700,716
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51◊,6	19,888,150	290,713
Total Commercial Mortgage-Backed Securities		23,534,742

Government Agency - 1.4%
Fannie Mae
7.00% due 03/01/55	4,423,041	4,626,769
Freddie Mac
5.50% due 04/25/51	1,964,606	1,988,224
Total Government Agency		6,614,993

Total Collateralized Mortgage Obligations
(Cost $105,141,135)		102,532,695

SENIOR FLOATING RATE INTERESTS††,◊ - 0.2%
Financial - 0.2%
Jane Street Group LLC
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	1,147,273	1,132,817
Total Senior Floating Rate Interests
(Cost $1,144,258)		1,132,817

REPURCHASE AGREEMENTS††,7 - 3.8%
BofA Securities, Inc.
issued 03/31/25 at 4.35% due 04/01/25	5,054,584	5,054,584
BNP Paribas
issued 03/31/25 at 4.38% due 04/01/25	4,595,076	4,595,076
J.P. Morgan Securities LLC
issued 03/31/25 at 4.36% due 04/01/25	4,595,076	4,595,076
Bank of Montreal
issued 03/31/25 at 4.33% due 04/01/25	3,676,061	3,676,061
Total Repurchase Agreements
(Cost $17,920,797)		17,920,797

Total Investments - 97.3%
(Cost $469,544,793)		$464,683,636
Other Assets & Liabilities, net - 2.7%		12,969,714
Total Net Assets - 100.0%		$477,653,350

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 235

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ULTRA SHORT DURATION FUND

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.85%	Annually	11/27/39	$1,000,000	$4,959	$303	$4,656
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.83%	Annually	11/27/31	8,200,000	(53,996)	332	(54,328)
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.87%	Annually	11/27/29	9,000,000	(74,489)	317	(74,806)
								$(123,526)	$952	$(124,478)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core S&P 500 ETF	Receive	4.93% (Federal Funds Rate + 0.60%)	At Maturity	04/02/25	3,680	$2,067,792	$93,987

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the 7-day yield as of March 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $229,130,626 (cost $232,803,531), or 48.0% of total net assets.

[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2025. See table below for additional step information for each security.

[6]	Security is an interest-only strip.
[7]

Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

236 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2025
ULTRA SHORT DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Fund	$2,067,792	$—	$—	$2,067,792
Money Market Fund	3,249,691	—	—	3,249,691
U.S. Treasury Bills	—	127,280,000	—	127,280,000
Asset-Backed Securities	—	104,749,664	2,800,000	107,549,664
Corporate Bonds	—	102,950,180	—	102,950,180
Collateralized Mortgage Obligations	—	102,532,695	—	102,532,695
Senior Floating Rate Interests	—	1,132,817	—	1,132,817
Repurchase Agreements	—	17,920,797	—	17,920,797
Interest Rate Swap Agreements**	—	4,656	—	4,656
Equity Index Swap Agreements**	—	93,987	—	93,987
Total Assets	$5,317,483	$456,664,796	$2,800,000	$464,782,279

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$129,134	$—	$129,134

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2025-NQM1, 5.81% due 12/25/64	6.81%	01/01/29	—	—
BRAVO Residential Funding Trust 2024-NQM1, 5.94% due 12/01/63	6.94%	01/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM5, 6.16% due 06/25/64	7.16%	07/01/28	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2025-3, 5.35% due 03/25/70	6.35%	02/01/29	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 237

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2025
ULTRA SHORT DURATION FUND

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
OBX Trust 2025-NQM2, 5.75% due 11/25/64	6.75%	01/01/29	—	—
OBX Trust 2024-NQM18, 5.87% due 10/25/64	6.87%	11/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	7.72%	02/25/26	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
Verus Securitization Trust 2024-9, 5.89% due 11/25/69	6.89%	12/01/28	—	—
Verus Securitization Trust 2025-2, 5.31% due 03/25/70	6.31%	03/01/29	—	—
Vista Point Securitization Trust 2025-CES1, 5.81% due 04/25/55	6.81%	03/01/29	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strip
4.35%			0.00%
Due 04/01/25	$5,054,584	$5,055,195	Due 05/15/34	$7,682,106	$5,155,677

BNP Paribas			U.S. Treasury Strips
4.38%			0.00%
Due 04/01/25	4,595,076	4,595,635	Due 08/15/35 - 08/15/40	7,805,850	4,687,548

J.P. Morgan Securities LLC			U.S. Treasury Strip
4.36%			0.00%
Due 04/01/25	4,595,076	4,595,633	Due 11/15/28	5,414,503	4,687,546

Bank of Montreal			U.S. Treasury Note
4.33%			4.13%
Due 04/01/25	3,676,061	3,676,503	Due 03/31/29	3,724,300	3,750,109

238 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA SHORT DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

Assets:
Investments, at value (cost $451,623,996)	$446,762,839
Repurchase agreements, at value (cost $17,920,797)	17,920,797
Cash	7,387,264
Segregated cash with broker	628,703
Unamortized upfront premiums paid on interest rate swap agreements	952
Unrealized appreciation on OTC swap agreements	93,987
Prepaid expenses	60,010
Receivables:
Securities sold	4,653,031
Fund shares sold	4,090,383
Interest	2,661,838
Swap settlement	24,200
Total assets	484,284,004

Liabilities:
Payable for:
Securities purchased	5,634,074
Fund shares redeemed	440,248
Distributions to shareholders	276,974
Management fees	84,903
Due to investment adviser	26,242
Transfer agent/maintenance fees	19,029
Fund accounting/administration fees	17,474
Distribution and service fees	15,534
Variation margin on interest rate swap agreements	2,471
Trustees’ fees*	1,376
Miscellaneous	112,329
Total liabilities	6,630,654
Net assets	$477,653,350

Net assets consist of:
Paid in capital	$488,097,866
Total distributable earnings (loss)	(10,444,516)
Net assets	$477,653,350
Class A:
Net assets	$74,706,799
Capital shares outstanding	7,448,314
Net asset value per share	$10.03

Institutional Class:
Net assets	$402,946,551
Capital shares outstanding	40,162,837
Net asset value per share	$10.03

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

Investment Income:
Dividends	$14,347
Interest	10,727,940
Total investment income	10,742,287

Expenses:
Management fees	559,273
Distribution and service fees:
Class A	92,322
Transfer agent fees and administrative fees	5,984
Transfer agent fees/maintenance fees:
Class A	12,221
Institutional Class	76,325
Fund accounting/administration fees	71,663
Professional fees	45,177
Trustees’ fees*	11,293
Custodian fees	9,788
Line of credit fees	1,395
Miscellaneous	42,901
Recoupment of previously waived fees:
Class A	27,804
Institutional Class	173
Total expenses	956,319
Less:
Expenses reimbursed by Adviser:
Class A	(25,937)
Institutional Class	(63,661)
Expenses waived by Adviser	(36,711)
Earnings credits applied	(8,878)
Total waived/reimbursed expenses	(135,187)
Net expenses	821,132
Net investment income	9,921,155

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	47,040
Swap agreements	820,468
Net realized gain	867,508
Net change in unrealized appreciation (depreciation) on:
Investments	1,194,519
Swap agreements	(635,161)
Net change in unrealized appreciation (depreciation)	559,358
Net realized and unrealized gain	1,426,866
Net increase in net assets resulting from operations	$11,348,021

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 239

ULTRA SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,921,155	$23,452,943
Net realized gain on investments	867,508	2,626,824
Net change in unrealized appreciation (depreciation) on investments	559,358	14,534,043
Net increase in net assets resulting from operations	11,348,021	40,613,810

Distributions to shareholders:
Class A	(1,712,326)	(4,254,223)
Institutional Class	(8,990,263)	(22,827,310)
Total distributions to shareholders	(10,702,589)	(27,081,533)

Capital share transactions:
Proceeds from sale of shares
Class A	16,921,896	9,023,891
Institutional Class	105,865,332	119,245,603
Distributions reinvested
Class A	1,692,064	4,193,730
Institutional Class	7,168,809	18,382,654
Cost of shares redeemed
Class A	(22,889,655)	(32,872,998)
Institutional Class	(148,253,334)	(130,583,325)
Net decrease from capital share transactions	(39,494,888)	(12,610,445)
Net increase (decrease) in net assets	(38,849,456)	921,832

Net assets:
Beginning of period	516,502,806	515,580,974
End of period	$477,653,350	$516,502,806

Capital share activity:
Shares sold
Class A	1,688,466	909,121
Institutional Class	10,570,742	12,052,468
Shares issued from reinvestment of distributions
Class A	168,980	423,959
Institutional Class	715,869	1,857,271
Shares redeemed
Class A	(2,285,756)	(3,334,055)
Institutional Class	(14,813,617)	(13,207,350)
Net decrease in shares	(3,955,316)	(1,298,586)

240 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ULTRA SHORT DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Class A	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.02	$9.75	$9.60	$9.97	$9.98	$9.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.44	.37	.12	.06	.12
Net gain (loss) on investments (realized and unrealized)	.03	.34	.23	(.37)	—	.03
Total from investment operations	.24	.78	.60	(.25)	.06	.15
Less distributions from:
Net investment income	(.23)	(.51)	(.45)	(.12)	(.07)	(.14)
Total distributions	(.23)	(.51)	(.45)	(.12)	(.07)	(.14)
Net asset value, end of period	$10.03	$10.02	$9.75	$9.60	$9.97	$9.98

Total Return	2.43%	8.16%	6.32%	(2.49%)	0.62%	1.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,707	$78,904	$96,348	$132,518	$188,416	$62,956
Ratios to average net assets:
Net investment income (loss)	4.22%	4.43%	3.80%	1.18%	0.63%	1.20%
Total expenses[c]	0.69%	0.63%	0.68%	0.65%	0.63%	0.65%
Net expenses[d,e,f]	0.58%	0.59%	0.59%	0.59%	0.59%	0.61%
Portfolio turnover rate	18%	10%	2%	24%	122%	129%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 241

ULTRA SHORT DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

Institutional Class	Six Months Ended March 31, 2025[a]	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Per Share Data
Net asset value, beginning of period	$10.02	$9.75	$9.59	$9.97	$9.98	$9.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.46	.39	.14	.09	.15
Net gain (loss) on investments (realized and unrealized)	.03	.34	.24	(.37)	—	.04
Total from investment operations	.25	.80	.63	(.23)	.09	.19
Less distributions from:
Net investment income	(.24)	(.53)	(.47)	(.15)	(.10)	(.17)
Total distributions	(.24)	(.53)	(.47)	(.15)	(.10)	(.17)
Net asset value, end of period	$10.03	$10.02	$9.75	$9.59	$9.97	$9.98

Total Return	2.53%	8.43%	6.70%	(2.34%)	0.87%	1.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$402,947	$437,599	$419,233	$617,601	$882,047	$440,356
Ratios to average net assets:
Net investment income (loss)	4.48%	4.68%	4.03%	1.44%	0.88%	1.47%
Total expenses[c]	0.37%	0.35%	0.39%	0.36%	0.34%	0.38%
Net expenses[d,e,f]	0.33%	0.33%	0.34%	0.34%	0.34%	0.36%
Portfolio turnover rate	18%	10%	2%	24%	122%	129%

[a]	Unaudited figures for the period ended March 31, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.08%	0.00%*	0.00%*	0.01%	0.00%*	0.00%*
Institutional Class	0.00%*	0.00%*	0.00%*	0.01%	0.01%	0.00%*

*	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	03/31/25[a]	09/30/24	09/30/23	09/30/22	09/30/21	09/30/20
Class A	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Institutional Class	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%

242 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust may issue an unlimited number of authorized shares. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of six separate classes of shares: Class A shares, Class C shares, Class P shares, Class R6 shares, SMA Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. Class R6 shares are offered primarily through qualified retirement and benefit plans. Class R6 shares are also offered through certain other plans and platforms sponsored by financial intermediaries. Certain institutional investors and others deemed appropriate by Guggenheim Investments (“GI” or the “Adviser”) may also be eligible to purchase Class R6 shares subject to a $2 million minimum initial investment. SMA Class shares may be purchased only by or on behalf of “wrap” account clients where Guggenheim Investments or an affiliate thereof has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser, bank or broker-dealer) or directly with the client. Certain other funds in the Guggenheim complex may also be eligible to purchase SMA Class shares. At March 31, 2025, SMA Class shares were only offered for Active INvestment Series (GAINS) - Core Plus Fund and Active INvestment Series (GAINS) - Limited Duration Fund. At March 31, 2025 the Trust consisted of ten Funds.

Class A, Class C, Class P, Institutional Class and Class R6 shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers the following Funds:

Fund Name	Investment Company Type
Active INvestment Series (GAINS) - Core Plus Fund	Diversified
Active INvestment Series (GAINS) - Limited Duration Fund	Diversified
Core Bond Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Municipal Income Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified

At March 31, 2025, Class A, Class C, Class P, Institutional Class, Class R6 and SMA Class shares have been issued by the Funds.

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Prior to November 29, 2024, Security Investors, LLC (“SI”) an affiliate of GPIM, provided advisory services to Core Bond Fund, High Yield Fund and Municipal Income Fund and GPIM served as investment sub-adviser to Municipal Income Fund. In connection with an internal realignment of Guggenheim Investment’s lines of business, effective on November 29, 2024, GPIM replaced SI as the Adviser for each such Fund. Guggenheim Funds Distributors, LLC (“GFD”) serves as the distributor for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Macro Opportunities Fund. The Notes to Financial Statements presented herein are consolidated with respect to Macro Opportunities Fund and include the accounts of the Subsidiary.

The Macro Opportunities Fund may invest up to 25% of its total assets in its Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of- income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 243

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

A summary of Macro Opportunities Fund’s investment in its Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2025	% of Net Assets of the Fund at March 31, 2025
Macro Opportunities Fund	01/08/15	$12,191,750	0.15%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or

244 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-Traded Funds and closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Typically, loans are valued using information provided by an independent third-party pricing service that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading,

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 245

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor in valuing foreign securities.

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing

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certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(g) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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(h) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(k) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(l) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on

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mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(m) Distributions

The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares, unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

(n) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated across share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(o) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2025, are disclosed in the Funds’ Statements of Operations.

(p) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.33% at March 31, 2025.

(q) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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(r) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

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Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Active INvestment Series (GAINS) - Core Plus Fund	Duration, Hedge	$1,543,915	$815,652
Active INvestment Series (GAINS) - Limited Duration Fund	Duration, Hedge	891,958	361,925
Core Bond Fund	Duration, Hedge	145,486,223	178,700,073
Limited Duration Fund	Duration, Hedge	320,404,500	394,471,333
Macro Opportunities Fund	Duration, Hedge	517,271,046	753,162,980
Total Return Bond Fund	Duration, Hedge	1,852,327,111	2,303,786,637

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Active INvestment Series (GAINS) - Core Plus Fund	Duration, Hedge	$1,543,915	$463,915
Active INvestment Series (GAINS) - Limited Duration Fund	Duration, Hedge	891,958	231,958
Core Bond Fund	Duration, Hedge	145,486,223	102,692,890
Limited Duration Fund	Duration, Hedge	320,404,500	224,784,500
Macro Opportunities Fund	Duration, Hedge	517,271,046	358,057,713
Total Return Bond Fund	Duration, Hedge	1,852,327,111	1,315,513,778

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Active INvestment Series (GAINS) - Core Plus Fund	Duration, Hedge	$522,554	$—
Active INvestment Series (GAINS) - Limited Duration Fund	Duration, Hedge	321,558	—
Core Bond Fund	Duration, Hedge	28,768,942	—
Limited Duration Fund	Duration, Hedge	63,967,067	—
Macro Opportunities Fund	Duration, Hedge	120,386,334	—
Total Return Bond Fund	Duration, Hedge	359,298,292	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Limited Duration Fund	Duration, Hedge	$—	$18,961,543
Macro Opportunities Fund	Duration, Hedge	119,933,469	—
Ultra Short Duration Fund	Income	—	1,813,841

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

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The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Active INvestment Series (GAINS) - Core Plus Fund	Duration	$11,550,000	$315,000
Active INvestment Series (GAINS) - Limited Duration Fund	Duration	941,667	1,965,000
Core Bond Fund	Duration, Income	600,918,993	4,491,667
Limited Duration Fund	Duration, Income	1,213,300,000	319,546,667
Macro Opportunities Fund	Duration, Income	152,530,000	54,210,000
Municipal Income Fund	Duration	5,590,000	3,162,500
Total Return Bond Fund	Duration, Income	8,600,667,755	57,641,667
Ultra Short Duration Fund	Duration	—	45,666,667

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Active INvestment Series (GAINS) - Core Plus Fund	Hedge, Index exposure	$25,833	$66,667
Active INvestment Series (GAINS) - Limited Duration Fund	Hedge, Index exposure	13,833	—
Core Bond Fund	Hedge, Index exposure	—	48,063,798
Limited Duration Fund	Hedge, Index exposure	2,061,000	104,397,428
Macro Opportunities Fund	Hedge, Index exposure	6,844,333	234,953,386
Total Return Bond Fund	Hedge, Index exposure	11,493,833	633,091,683

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Active INvestment Series (GAINS) - Core Plus Fund	Hedge	$—	$3,678
Active INvestment Series (GAINS) - Limited Duration Fund	Hedge	—	37,631
Core Bond Fund	Hedge	75,025	4,955,127
Floating Rate Strategies Fund	Hedge	557,844	14,077,829
High Yield Fund	Hedge	108,401	5,903,844
Limited Duration Fund	Hedge	168,401	13,831,530
Macro Opportunities Fund	Hedge	4,109,224	466,455,914
Total Return Bond Fund	Hedge	3,232,794	271,034,248

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate futures contracts	Variation margin on futures contracts	—
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Credit/Equity/Interest rate swap agreements	Unamortized upfront premiums paid on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements
	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
	Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on interest rate swap agreements
	Variation margin on credit default swap agreements	Variation margin on credit default swap agreements
	Variation margin on interest rate swap agreements	Variation margin on interest rate swap agreements
Currency/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

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The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2025:

Asset Derivative Investments Value
Fund	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at March 31, 2025
Active INvestment Series (GAINS) - Core Plus Fund	$—	$3,321	$226,638	$7,939	$—	$1,461	$71,819	$311,178
Active INvestment Series (GAINS) - Limited Duration Fund	—	1,661	—	—	1,350	541	43,526	47,078
Core Bond Fund	—	154,244	3,195,791	164,756	48,763	315,832	3,433,690	7,313,076
Floating Rate Strategies Fund	—	—	—	—	142,344	—	—	142,344
High Yield Fund	—	—	—	—	76,859	—	—	76,859
Limited Duration Fund	982,524	343,977	5,068,748	419,838	150,137	705,097	7,639,364	15,309,685
Macro Opportunities Fund	4,347,536	589,610	2,553,493	2,225,567	6,131,615	1,181,197	12,616,916	29,645,934
Municipal Income Fund	—	—	22,361	—	—	—	—	22,361
Total Return Bond Fund	—	1,944,277	44,839,262	3,542,292	3,498,680	4,106,399	43,260,125	101,191,035
Ultra Short Duration Fund	93,987	—	4,656	—	—	—	—	98,643

Liability Derivative Investments Value
Fund	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Written Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total Value at March 31, 2025
Active INvestment Series (GAINS) - Core Plus Fund	$—	$—	$10,575	$724	$87	$—	$36,543	$47,929
Active INvestment Series (GAINS) - Limited Duration Fund	—	—	82,649	606	29	—	21,982	105,266
Core Bond Fund	—	—	176,516	—	19,492	—	2,015,030	2,211,038
High Yield Fund	—	—	—	—	351	—	—	351
Limited Duration Fund	—	—	9,544,505	38,376	43,267	—	4,469,777	14,095,925
Macro Opportunities Fund	—	—	1,682,601	1,026,458	155,494	—	7,361,354	10,225,907
Total Return Bond Fund	—	—	47,192,386	212,811	256,668	—	25,450,703	73,112,568
Ultra Short Duration Fund	—	—	129,134	—	—	—	—	129,134

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Foreign currency/Interest rate option contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Credit/Equity/Interest rate swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended March 31, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
Active INvestment Series (GAINS) - Core Plus Fund	$—	$13,647	$(12,165)	$—	$(609)	$—	$15	$—	$(2,251)	$1,831	$468
Active INvestment Series (GAINS) - Limited Duration Fund	—	8,784	(2,369)	—	18	—	(5,436)	—	(1,125)	915	787
Core Bond Fund	894	1,327,538	(533,217)	—	(256,402)	—	80,289	—	(498,480)	406,068	526,690
Floating Rate Strategies Fund	—	—	—	—	—	—	422,179	—	—	—	422,179
High Yield Fund	—	—	—	—	—	—	13,902	—	—	—	13,902
Limited Duration Fund	631,495	2,934,140	(1,487,799)	—	(552,270)	—	86,739	—	(1,091,424)	889,774	1,410,655
Macro Opportunities Fund	(389,191)	4,591,100	(541,531)	5,563,818	(1,319,962)	(10,625,883)	(3,970,450)	—	(1,731,804)	1,396,416	(7,027,487)
Municipal Income Fund	—	—	1,182,499	—	—	—	—	—	—	—	1,182,499
Total Return Bond Fund	—	16,046,849	(50,181,820)	—	(3,371,122)	—	(3,225,256)	—	(6,388,072)	5,209,421	(41,910,000)
Ultra Short Duration Fund	60,406	—	760,062	—	—	—	—	—	—	—	820,468

256 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Options Purchased Equity Risk	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
Active INvestment Series (GAINS) - Core Plus Fund	$—	$3,321	$216,063	$—	$7,215	$—	$(87)	$(3,240)	$36,743	$(19,894)	$240,121
Active INvestment Series (GAINS) - Limited Duration Fund	—	1,661	(82,649)	—	(606)	—	1,321	(1,168)	22,443	(12,170)	(71,168)
Core Bond Fund	—	(1,497,575)	(4,751,578)	—	164,101	—	58,815	(698,471)	1,472,584	(763,608)	(6,015,732)
Floating Rate Strategies Fund	—	—	—	—	—	—	237,498	—	—	—	237,498
High Yield Fund	—	—	—	—	—	—	93,019	—	—	—	93,019
Limited Duration Fund	982,524	(3,290,025)	(4,276,028)	—	378,827	—	201,733	(1,559,401)	3,289,241	(1,707,257)	(5,980,386)
Macro Opportunities Fund	(1,064,817)	(4,849,003)	(6,017,281)	(6,681,528)	1,195,762	8,539,184	8,947,145	(2,614,401)	5,479,382	(2,855,518)	78,925
Municipal Income Fund	—	—	(923,512)	—	—	—	—	—	—	—	(923,512)
Total Return Bond Fund	—	(17,602,501)	(80,273,857)	—	3,312,904	—	4,522,028	(9,088,804)	18,475,903	(9,568,059)	(90,222,386)
Ultra Short Duration Fund	93,987	—	(729,148)	—	—	—	—	—	—	—	(635,161)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

258 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Active INvestment Series (GAINS) - Core Plus Fund	Credit default swap agreements	$7,694	$—	$7,694	$(7,694)	$—	$—
Active INvestment Series (GAINS) - Core Plus Fund	Options purchased	73,280	—	73,280	(28,936)	—	44,344
Active INvestment Series (GAINS) - Limited Duration Fund	Forward foreign currency exchange contracts	1,350	—	1,350	—	—	1,350
Active INvestment Series (GAINS) - Limited Duration Fund	Options purchased	44,067	—	44,067	(22,011)	—	22,056
Core Bond Fund	Forward foreign currency exchange contracts	48,763	—	48,763	(48,643)	—	120
Core Bond Fund	Credit default swaps	164,756	—	164,756	(164,756)	—	—
Core Bond Fund	Options purchased	3,749,522	—	3,749,522	(1,820,874)	(1,291,893)	636,755
Floating Rate Strategies Fund	Forward foreign currency exchange contracts	142,344	—	142,344	—	—	142,344
Limited Duration Fund	Credit default swap agreements	361,219	—	361,219	(361,219)	—	—
Limited Duration Fund	Forward foreign currency exchange contracts	150,137	—	150,137	(146,052)	—	4,085
Limited Duration Fund	Swap equity agreements	982,524	—	982,524	—	(982,524)	—
Limited Duration Fund	Options purchased	8,344,461	—	8,344,461	(4,005,477)	(2,212,834)	2,126,150
Macro Opportunities Fund	Credit default swap agreements	2,029,215	—	2,029,215	—	(2,029,215)	—
Macro Opportunities Fund	Forward foreign currency exchange contracts	6,131,615	—	6,131,615	(4,712,909)	(1,200,831)	217,875
Macro Opportunities Fund	Options purchased	13,798,113	—	13,798,113	(3,706,303)	(3,247,680)	6,844,130
Macro Opportunities Fund	Total return equity index swap agreements	4,347,536	—	4,347,536	—	(1,799,924)	2,547,612
Macro Opportunities Fund	Total return interest rate swap agreements	1,934,401	—	1,934,401	(786)	—	1,933,615
Total Return Bond Fund	Forward foreign currency exchange contracts	3,498,680	—	3,498,680	(2,899)	—	3,495,781
Total Return Bond Fund	Credit default swap agreements	3,212,648	—	3,212,648	(3,212,648)	—	—
Total Return Bond Fund	Options purchased	47,366,524	—	47,366,524	(22,489,387)	(16,640,804)	8,236,333
Ultra Short Duration Fund	Equity index swap agreements	93,987	—	93,987	—	—	93,987

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Active INvestment Series (GAINS) - Core Plus Fund	Forward foreign currency exchange contracts	$87	$—	$87	$(87)	$—	$—
Active INvestment Series (GAINS) - Core Plus Fund	Options written	36,543	—	36,543	(36,543)	—	—
Active INvestment Series (GAINS) - Limited Duration Fund	Forward foreign currency exchange contracts	29	—	29	(29)	—	—
Active INvestment Series (GAINS) - Limited Duration Fund	Options written	21,982	—	21,982	(21,982)	—	—
Core Bond Fund	Forward foreign currency exchange contracts	19,492	—	19,492	(19,243)	—	249
Core Bond Fund	Options written	2,015,030	—	2,015,030	(2,015,030)	—	—
Limited Duration Fund	Forward foreign currency exchange contracts	43,267	—	43,267	(42,971)	—	296
Limited Duration Fund	Options written	4,469,777	—	4,469,777	(4,469,777)	—	—
Macro Opportunities Fund	Credit index swap agreements	903,150	—	903,150	(903,150)	—	—
Macro Opportunities Fund	Forward foreign currency exchange contracts	155,494	—	155,494	(155,494)	—	—
Macro Opportunities Fund	Options written	7,361,354	—	7,361,354	(7,361,354)	—	—
Total Return Bond Fund	Forward foreign currency exchange contracts	256,668	—	256,668	(254,231)	—	2,437
Total Return Bond Fund	Options written	25,450,703	—	25,450,703	(25,450,703)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative or other investments as of March 31, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Active INvestment Series (GAINS) - Core Plus Fund	BofA Securities, Inc.	Options	$—	$20,215
	J.P. Morgan Securities LLC	Credit default swap agreements	—	2,124
	J.P. Morgan Securities LLC	Interest rate swap agreements	318,606	—
	J.P. Morgan Chase and Co.	Futures contracts	50,000	—
			368,606	22,339
Active INvestment Series (GAINS) - Limited Duration Fund	BofA Securities, Inc.	Options	—	6,821
	J.P. Morgan Securities LLC	Credit default swap agreements	435	1,089
	J.P. Morgan Securities LLC	Interest rate swap agreements	117,728	—
	J.P. Morgan Chase and Co.	Futures contracts	10,000	—
			128,163	7,910

260 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Core Bond Fund	BNP Paribas	Options	$—	$670,000
	BofA Securities, Inc.	Credit default swap agreements	—	29,065
	BofA Securities, Inc.	Futures contracts	200,000	—
	BofA Securities, Inc.	Interest rate swap agreements	79,029	—
	J.P. Morgan Securities LLC	TBA securities	—	1,100,000
	Morgan Stanley Capital Services LLC	Options	—	80,000
	Morgan Stanley Capital Services LLC	TBA securities	—	1,959,301
	The Toronto-Dominion Bank	Swaptions	—	320,000
			279,029	4,158,366
Limited Duration Fund	BNP Paribas	Options	—	1,460,000
	BofA Securities, Inc.	Credit default swap agreements	—	203,194
	BofA Securities, Inc.	Futures contracts	415,000	—
	BofA Securities, Inc.	Interest rate swap agreements	—	983,376
	J.P. Morgan Securities LLC	TBA securities	—	504,001
	J.P. Morgan Chase Bank, N.A.	Options	—	1,320,000
	Morgan Stanley Capital Services LLC	TBA securities	—	687,603
	The Toronto-Dominion Bank	Swaptions	—	700,000
			415,000	5,858,174
Macro Opportunities Fund	Bank of America, N.A.	Total return swap agreements	—	1,799,924
	BNP Paribas	Options	—	2,440,000
	J.P. Morgan Securities LLC	Credit default swap agreements	—	462,256
	J.P. Morgan Securities LLC	Interest rate swap agreements	50,449	—
	J.P. Morgan Securities LLC	TBA securities	—	1,814,000
	Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts, Options	—	2,300,000
	Morgan Stanley Capital Services LLC	TBA securities	—	1,644,604
	The Toronto-Dominion Bank	Swaptions	—	1,160,000
			50,449	11,620,784
Municipal Income Fund	BofA Securities, Inc.	Interest rate swap agreements	58,012	—
Total Return Bond Fund	BNP Paribas	Options	—	8,210,000
	BofA Securities, Inc.	Credit default swap agreements	63,950	1,274,352
	BofA Securities, Inc.	Interest rate swap agreements	517,657	—
	J.P. Morgan Securities LLC	TBA securities	—	20,329,003
	Morgan Stanley Capital Services LLC	TBA securities	—	24,320,340
	The Toronto-Dominion Bank	Swaptions	—	3,900,000
			581,607	58,033,695
Ultra Short Duration Fund	BofA Securities, Inc.	Interest rate swap agreements	628,703	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Core Bond Fund	0.39%
Floating Rate Strategies Fund	0.65%*
High Yield Fund	0.60%
Limited Duration Fund	0.39%
Macro Opportunities Fund	0.89%**
Municipal Income Fund	0.50%
Total Return Bond Fund	0.39%
Ultra Short Duration Fund	0.25%

*

Floating Rate Strategies Fund pays GI investment advisory fees on a monthly basis calculated daily at an annualized rate of 0.65% of the average daily net assets of the Fund up to $5 billion; and 0.60% of the average daily net assets in excess of $5 billion.

**

Macro Opportunities Fund pays GI investment advisory fees on a monthly basis calculated daily at an annualized rate of 0.89% based on the average daily net assets of the Fund up to $5 billion; and 0.84% on average daily net assets in excess of $5 billion.

262 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board for such termination. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2025, the Macro Opportunities Fund waived $56,470 related to advisory fees in its Subsidiary.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted Distribution Plans related to the offering of Class A, Class C and Class P shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s Class A and Class P shares, and 1.00% of the average daily net assets of the Fund’s Class C shares.

The investment advisory contract for the Funds provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Core Bond Fund – Class A	0.79%	11/30/12	02/01/26
Core Bond Fund - Class C	1.54%	11/30/12	02/01/26
Core Bond Fund - Class P	0.79%	05/01/15	02/01/26
Core Bond Fund - Institutional Class	0.50%	11/30/12	02/01/26
Floating Rate Strategies Fund – Class A	1.02%	11/30/12	02/01/26
Floating Rate Strategies Fund – Class C	1.77%	11/30/12	02/01/26
Floating Rate Strategies Fund– Class P	1.02%	05/01/15	02/01/26
Floating Rate Strategies Fund– Institutional Class	0.78%	11/30/12	02/01/26
Floating Rate Strategies Fund – Class R6	0.78%	03/13/19	02/01/26
High Yield Fund – Class A	0.94%	02/21/24	02/01/26
High Yield Fund – Class C	1.69%	02/21/24	02/01/26
High Yield Fund – Class P	0.94%	02/21/24	02/01/26
High Yield Fund – Institutional Class	0.69%	02/21/24	02/01/26
High Yield Fund – Class R6	0.69%	02/21/24	02/01/26
Limited Duration Fund – Class A	0.75%	12/01/13	02/01/26
Limited Duration Fund – Class C	1.50%	12/01/13	02/01/26
Limited Duration Fund – Class P	0.75%	05/01/15	02/01/26
Limited Duration Fund – Institutional Class	0.50%	12/01/13	02/01/26
Limited Duration Fund – Class R6	0.50%	03/13/19	02/01/26
Macro Opportunities Fund – Class A	1.36%	11/30/12	02/01/26
Macro Opportunities Fund – Class C	2.11%	11/30/12	02/01/26
Macro Opportunities Fund – Class P	1.36%	05/01/15	02/01/26
Macro Opportunities Fund – Institutional Class	0.95%	11/30/12	02/01/26
Macro Opportunities Fund – Class R6	0.95%	03/13/19	02/01/26
Municipal Income Fund – Class A	0.80%	11/30/12	02/01/26
Municipal Income Fund – Class C	1.55%	11/30/12	02/01/26
Municipal Income Fund – Class P	0.80%	05/01/15	02/01/26
Municipal Income Fund – Institutional Class	0.55%	11/30/12	02/01/26
Total Return Bond Fund – Class A	0.79%	11/30/12	02/01/26
Total Return Bond Fund – Class C	1.54%	11/30/12	02/01/26
Total Return Bond Fund – Class P	0.79%	05/01/15	02/01/26
Total Return Bond Fund – Institutional Class	0.50%	11/30/12	02/01/26
Total Return Bond Fund – Class R6	0.50%	10/19/16	02/01/26
Ultra Short Duration Fund –Class A	0.58%	11/30/18	02/01/26
Ultra Short Duration Fund – Institutional Class	0.33%	11/30/18	02/01/26

GPIM has contractually agreed through February 1, 2026, to reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of the Active INvestment Series (GAINS) - Core Plus Fund

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

and the Active INvestment Series (GAINS) - Limited Duration Fund to the annual percentage of average daily net assets for SMA Class shares to 0.00%. The agreement will expire when it reaches its termination or when GPIM ceases to serve as the Investment Adviser and it can be terminated by the Fund’s Board of Trustees.

GI is entitled to reimbursement by the Funds, excluding Active INvestment Series (GAINS) - Core Plus Fund and Active INvestment Series (GAINS) - Limited Duration Fund, for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At March 31, 2025, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2025	2026	2027	2028	Total
Core Bond Fund
Class A	$33,276	$66,528	$80,581	$22,446	$202,831
Class C	16,697	7,997	1,505	401	26,600
Class P	111,628	56,610	563	4,506	173,307
Institutional Class	1,255,341	773,981	432,527	467,972	2,929,821
Floating Rate Strategies Fund
Class A	110,183	134,479	126,706	42,002	413,370
Class C	62,791	33,051	23,221	4,780	123,843
Class P	44,189	55,729	54,830	27,393	182,141
Institutional Class	700,033	582,868	450,359	256,475	1,989,735
Class R6	—	694	338	54	1,086
High Yield Fund
Class A	—	—	55,626	52,571	108,197
Class C	—	2,408	12,649	8,848	23,905
Class P	5,764	1,432	6,251	5,479	18,926
Institutional Class	—	6,465	120,649	139,040	266,154
Class R6	151	143	566	304	1,164
Limited Duration Fund
Class A	359,307	95,368	4,277	213	459,165
Class C	66,877	36,276	3,998	920	108,071
Class P	202,252	28,742	34,279	34,269	299,542
Institutional Class	3,129,027	2,123,104	1,020,934	552,993	6,826,058
Class R6	—	—	—	—	—
Macro Opportunities Fund
Class A	—	—	—	—	—
Class C	—	—	—	—	—
Class P	85,138	99,081	457	—	184,676
Institutional Class	6,422,335	4,861,940	4,078,154	2,121,339	17,483,768
Class R6	26,056	9,192	3,753	263	39,264
Municipal Income Fund
Class A	135,208	158,775	157,994	74,714	526,691
Class C	4,479	4,657	7,004	2,885	19,025
Class P	916	1,024	1,263	744	3,947
Institutional Class	25,899	37,249	48,401	27,596	139,145
Total Return Bond Fund
Class A	169,251	56,238	22,931	4,340	252,760
Class C	153,872	42,447	49,933	62,907	309,159
Class P	993,401	499,250	81,455	253,399	1,827,505
Institutional Class	19,004,971	10,006,046	5,873,863	4,240,040	39,124,920
Class R6	—	—	587	22	609
Ultra Short Duration Fund
Class A	77,425	100,752	36,426	14,883	229,486
Institutional Class	176,869	224,523	82,349	86,156	569,897

264 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2025, GI recouped amounts from the Funds as follows:

Core Bond Fund	$5,644
Floating Rate Strategies Fund	5,029
Limited Duration Fund	42,872
Macro Opportunities Fund	170,815
Total Return Bond Fund	43,937
Ultra Short Duration Fund	27,977

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Limited Duration Fund	$41,512
Macro Opportunities Fund	379,644
Total Return Bond Fund	294,131

For the period ended March 31, 2025, GFD retained sales charges of $122,316 relating to sales of Class A shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) serves as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

At March 31, 2025, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
Active INvestment Series (GAINS) - Limited Duration Fund	83%
Ultra Short Duration Fund	35%

Note 6 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2025, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at March 31, 2025		Average Balance Outstanding	Average Interest Rate
Active INvestment Series (GAINS) - Core Plus Fund	6	$—	*	$335,275	4.62%
Active INvestment Series (GAINS) - Limited Duration Fund	4	—	*	406,299	3.56%
Total Return Bond Fund	77	—	*	215,410,448	4.57%

*	As of March 31, 2025, the Funds had no open reverse repurchase agreements.

Note 7 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Macro Opportunities Fund intends to invest up to 25% of its assets in its Subsidiary, which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Active INvestment Series (GAINS) - Core Plus Fund	$30,501,398	$362,583	$(134,064)	$228,519
Active INvestment Series (GAINS) - Limited Duration Fund	17,388,960	65,341	(148,845)	(83,504)
Core Bond Fund	2,662,728,823	24,810,222	(86,267,673)	(61,457,451)
Floating Rate Strategies Fund	872,389,214	2,878,951	(40,757,067)	(37,878,116)
High Yield Fund	186,627,340	2,351,740	(10,844,784)	(8,493,044)
Limited Duration Fund	5,848,978,363	29,716,438	(97,806,784)	(68,090,346)
Macro Opportunities Fund	9,102,701,684	90,937,747	(406,339,065)	(315,401,318)
Municipal Income Fund	33,720,098	353,425	(2,670,307)	(2,316,882)
Total Return Bond Fund	33,688,732,524	281,875,966	(1,440,924,417)	(1,159,048,451)
Ultra Short Duration Fund	469,544,793	770,662	(5,662,310)	(4,891,648)

266 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 8 – Securities Transactions

For the period ended March 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Active INvestment Series (GAINS) - Core Plus Fund	$23,956,632	$661,190
Active INvestment Series (GAINS) - Limited Duration Fund	12,123,881	369,525
Core Bond Fund	471,627,094	237,678,327
Floating Rate Strategies Fund	247,677,232	358,197,932
High Yield Fund	34,178,893	52,260,116
Limited Duration Fund	520,178,147	415,740,620
Macro Opportunities Fund	1,690,683,939	575,715,960
Municipal Income Fund	11,650,894	44,053
Total Return Bond Fund	4,262,201,167	1,481,440,184
Ultra Short Duration Fund	51,509,573	66,338,836

For the period ended March 31, 2025, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Core Bond Fund	$443,507,614	$393,168,938
Limited Duration Fund	507,656,833	86,222,217
Macro Opportunities Fund	—	21,000,000
Total Return Bond Fund	3,172,002,581	4,213,732,744

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended March 31, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 9 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2025. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2025, were as follows:

Fund	Borrower	Maturity Date	Face Amount*	Value
Active INvestment Series (GAINS) - Core Plus Fund
	Capstone Acquisition Holdings, Inc.	11/12/29	805	$4
Active INvestment Series (GAINS) - Limited Duration Fund
	Capstone Acquisition Holdings, Inc.	11/12/29	805	4
Core Bond Fund
	Akso Health Group	07/20/26	1,000,000	—
	Cliffwater LLC	03/19/32	1,450,000	—
				—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Borrower	Maturity Date	Face Amount*	Value
Floating Rate Strategies Fund
	Alter Domus	10/30/31	130,081	$—
	AmSpec Parent LLC	12/11/31	452,021	845
	Citrin Cooperman Advisors LLC	03/05/32	113,333	920
	Convergint	03/31/28	55,293	415
	Franchise Group, Inc.	04/30/25	371,905	—
	GrafTech Finance, Inc.	11/04/29	382,877	—
	Hanger, Inc.	10/23/31	197,795	289
	Secretariat Advisors LLC	02/21/32	289,171	1,446
				3,915
High Yield Fund
	AmSpec Parent LLC	12/11/31	94,903	178
	Franchise Group, Inc.	04/30/25	88,281	—
	GrafTech Finance, Inc.	11/04/29	451,506	—
	Secretariat Advisors LLC	02/21/32	51,075	255
				433
Limited Duration Fund
	Datix Bidco Ltd.	04/25/31	539,050	2,061
	QTS Good News Facility	10/09/28	6,062,311	—
				2,061
Macro Opportunities Fund
	Akso Health Group	07/20/26	1,000,000	—
	Alter Domus	10/30/31	232,066	—
	AmSpec Parent LLC	12/11/31	340,000	536
	Capstone Acquisition Holdings, Inc.	11/12/29	483,022	2,471
	Care BidCo	05/04/28	EUR 9,200,000	409,889
	Checkers Holdings, Inc.	06/16/27	262,053	—
	Citrin Cooperman Advisors LLC	03/05/32	1,069,697	8,686
	Cliffwater LLC	03/19/32	13,240,000	—
	Convergint	03/31/28	569,196	4,269
	Datix Bidco Ltd.	10/25/30	6,718,000	25,604
	Finastra USA, Inc.	09/13/29	723,106	66,274
	GrafTech Finance, Inc.	11/04/29	2,983,552	—
	Grant Thornton Advisors LLC	06/02/31	195,652	1,162
	Hanger, Inc.	10/23/31	552,662	807
	Integrated Power Services Holdings, Inc.	11/22/28	2,151,070	5,603
	Kerridge Commercial Systems Bidco Ltd.	09/07/30	GBP 3,920,982	75,983
	MB2 Dental Solutions LLC	02/13/31	3,907,594	68,936
	Oil Changer Holding Corp.	02/08/27	1,153,628	—
	Polaris Newco LLC	06/04/26	12,855,096	378,402
	QTS Good News Facility	10/09/28	10,139,149	—
	Secretariat Advisors LLC	02/21/32	405,376	2,027
	Shaw Development LLC	10/30/29	734,043	11,212
	TK Elevator Midco GmbH	01/29/27	EUR 9,478,618	320,356
				1,382,217
Total Return Bond Fund
	Akso Health Group	07/20/26	3,775,000	—
	Capstone Acquisition Holdings, Inc.	11/12/29	1,098,875	5,245
	Cliffwater LLC	03/19/32	17,748,212	—
	Datix Bidco Ltd.	04/25/31	5,876,990	22,472
	GrafTech Finance, Inc.	11/04/29	559,867	—
	Hanger, Inc.	10/23/31	976,854	1,426
	Higginbotham Insurance Agency, Inc.	11/24/28	4,665,263	32,337
	MB2 Dental Solutions LLC	02/13/31	5,348,196	93,569
	QTS Good News Facility	10/09/28	26,433,265	—
				155,049

*	The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR - Euro
GBP - British Pound

268 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Core Bond Fund
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	$779,705	$709,507
	Copper River CLO Ltd.
	2007-1A INC, (WAC) due 01/20/21[1]	05/09/14	—	70
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	438,499	399,487
			1,218,204	1,109,064
Floating Rate Strategies Fund
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	1,160,811	6,399
High Yield Fund
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	7,224	121
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	5,671	95
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	252,369	1,391
	Sabre GLBL, Inc.
	7.38% due 09/01/25	08/20/20	320,050	320,000
	Sabre GLBL, Inc.
	9.25% due 04/15/25	01/05/22	31,000	30,923
			616,314	352,530
Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A, INC, (WAC) due 01/20/21[1]	05/09/14	—	50
Macro Opportunities Fund
	Atlas Mara Ltd.
	due 12/31/21[2]	10/01/15	3,380,072	1
	Copper River CLO Ltd.
	2007-1A, INC, (WAC) due 01/20/21[1]	05/09/14	—	815
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	26,268	440
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	05/15/24	10,895	183
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1, 0.70% (WAC) due 10/25/52[3,4]	09/20/24	7,862,019	7,599,704
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1, 0.70% (WAC) due 11/25/52[3,4]	01/29/20	9,195,379	6,993,212
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	1,710,483	9,427
	Nassau LLC
	2019-1, 3.98% due 08/15/34	08/16/19	7,279,026	6,631,475
			29,464,142	21,235,257

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Total Return Bond Fund
	Atlas Mara Ltd.
	due 12/31/21[2]	10/01/15	$1,504,389	$1
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	16,103,033	14,544,889
	Copper River CLO Ltd.
	2007-1A INC, (WAC) due 01/20/21[1]	05/09/14	—	150
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 4.65% (WAC) due 11/25/55[3]	03/07/18	77,924,346	59,742,019
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 4.65% (WAC) due 11/25/55[3]	11/09/17	45,695,668	36,029,246
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
	2015-R1 0.70% (WAC) due 11/25/55[3,4]	12/16/19	12,659,928	9,240,281
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	7,623,080	6,951,064
	SPSS
	5.14% due 11/15/52	03/30/23	120,108	122,297
			161,630,552	126,629,947

*	Non-income producing security.
[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.
[3]

Variable rate security. Rate indicated is the rate effective at March 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	Security is an interest-only strip.

Note 11 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,165,000,000 line of credit from Citibank, N.A., which was in place through September 29, 2024, at which time the line of credit was renewed as a 364-day committed, $1,115,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2025.

Note 12 – Segment Reporting

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed

270 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

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ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

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ITEM 10: RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held in person on November 20-21, 2024, the Board of Trustees of Guggenheim Funds Trust (the “Trust”), including the Independent Trustees, unanimously approved an amended and restated investment advisory agreement (the “GPIM Advisory Agreement”) with Guggenheim Partners Investment Management, LLC (“GPIM”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”) for the purpose of transferring to GPIM the duties and responsibilities of Security Investors, LLC (“Security Investors”), as investment adviser to the Funds under the Funds’ current investment advisory agreement with Security Investors (the “SI Advisory Agreement”), for the remainder of the current term of the SI Advisory Agreement:

●	Guggenheim Core Bond Fund	●	Guggenheim High Yield Fund
●	Guggenheim Municipal Income Fund

GPIM and Security Investors are each an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” GPIM and Security Investors are also known as “Guggenheim Investments,” the global asset management and investment advisory division of Guggenheim Partners that includes other affiliated investment management businesses.

At a meeting held in person on August 20-21, 2024, Guggenheim had preliminary discussions with the Board regarding the proposed GPIM Advisory Agreement in connection with an internal realignment at Guggenheim to consolidate Guggenheim’s fixed-income registered funds under a single investment adviser, GPIM (the “Internal Realignment”). Following those preliminary discussions, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), on behalf of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, submitted formal requests for information to Guggenheim regarding the proposed GPIM Advisory Agreement and the Internal Realignment, and Guggenheim provided information and materials in response to those requests.

At a meeting held in person on November 20, 2024 (the “November Committee Meeting”), the Committee met separately from Guggenheim to consider the proposed GPIM Advisory Agreement. As part of its review process, the Committee was represented by Independent Legal Counsel, from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed GPIM Advisory Agreement and certain other related contractual arrangements. Counsel to the Trust (“Fund Counsel”) also provided a legal opinion to the Board, advising that the proposed GPIM Advisory Agreement and the Internal Realignment should not be deemed to constitute an “assignment” for purposes of the Investment Company Act of 1940, as amended, and should not require approval by shareholder vote. In addition, Guggenheim discussed the proposed GPIM Advisory Agreement and the Internal Realignment at the November 20-21, 2024 Board meeting. The Committee reviewed and considered the various information and materials provided by Guggenheim and Fund Counsel.

The Committee considered Guggenheim’s rationale for the proposed GPIM Advisory Agreement and the Internal Realignment, noting Guggenheim’s statement that the proposal to consolidate its fixed-income registered funds under a single adviser will benefit GPIM and Guggenheim to the extent it may eliminate the need for certain intercompany arrangements and simplify certain internal financial accounting and allocation processes. The Committee also considered Guggenheim’s belief that the proposal is consistent with the best interests of each Fund. The Committee noted Guggenheim’s statement that GPIM and Security Investors operate as a single entity, rather than as separate entities with distinct operations and capabilities, and have access to the same personnel, information and other resources. In addition, the Committee considered that Guggenheim had agreed to pay any legal and Board costs associated with the consideration and implementation of the GPIM Advisory Agreement and that the Funds would not bear any costs or expenses in connection with the proposal.

The Committee noted that the Board, including the Independent Trustees, last approved the renewal of the SI Advisory Agreement for each Fund for an additional annual term at a meeting held in person on May 20-21, 2024. The Committee noted that in connection with such approval the Board had concluded for each Fund, based on the information and materials provided by Guggenheim in connection with the 2024 contract review process (the “2024 Contract Review Materials”), that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the renewal of the SI Advisory Agreement was in the best interest of each Fund.

In reviewing the proposed GPIM Advisory Agreement for each Fund, the Committee considered that the sole purpose of the proposed GPIM Advisory Agreement is to transfer investment adviser duties and responsibilities for each Fund from Security Investors to GPIM in connection with the Internal Realignment. In this regard, the Committee noted Guggenheim’s representations with respect to each Fund indicating that, under the proposed GPIM Advisory Agreement: (1) the Fund’s contractual investment advisory fee would not change; (2) Guggenheim does not

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ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)

expect that the Fund will experience any material changes in its expenses; (3) Guggenheim does not expect any changes in the overall nature, extent and quality of the services provided to the Fund; (4) because the investment advisers that comprise Guggenheim Investments, including GPIM and Security Investors, effectively function as a single asset manager, the day-to-day management of the Fund would not change and there would be no changes to the Fund’s portfolio managers; (5) there are no material differences in the terms of the proposed GPIM Advisory Agreement as compared to the SI Advisory Agreement; and (6) with respect to Guggenheim Municipal Income Fund, its current sub-advisory arrangement with GPIM would be eliminated and GPIM would assume sole responsibility for investment adviser duties and responsibilities. The Committee also noted Guggenheim’s statement indicating that, as amended and supplemented by the information and materials provided in connection with the proposed GPIM Advisory Agreement, the Committee and the Board may continue to rely on the 2024 Contract Review Materials in their consideration of the proposed GPIM Advisory Agreement.

Following an analysis and discussion of relevant factors, including those identified above, and in the exercise of its business judgment, the Committee concluded that the proposed investment advisory fees are fair and reasonable in light of the nature, extent and quality of the services expected to be provided and other benefits to be received and that it was in the best interest of each Fund to recommend that the Board approve the GPIM Advisory Agreement for each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and approved the GPIM Advisory Agreement for each Fund.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 5, 2025

By (Signature and Title)	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 5, 2025

*	Print the name and title of each signing officer under his or her signature.